Total Bond Market Index Portfolio

Schedule of Investments (unaudited)
As of March 31, 2020

The portfolio files its complete schedule of portfolio holdings with the
Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s
Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (66.1%)
U.S. Government Securities (42.9%)
United States Treasury Note/Bond	1.375%	10/31/20	1	1
United States Treasury Note/Bond	1.750%	10/31/20	1	1
United States Treasury Note/Bond	2.000%	11/30/20	5	5
United States Treasury Note/Bond	2.750%	11/30/20	2	2
United States Treasury Note/Bond	2.500%	12/31/20	1	1
United States Treasury Note/Bond	7.875%	2/15/21	1,180	1,256
United States Treasury Note/Bond	2.000%	2/28/21	5	5
United States Treasury Note/Bond	2.500%	2/28/21	8	8
United States Treasury Note/Bond	2.375%	3/15/21	4,192	4,278
United States Treasury Note/Bond	2.250%	3/31/21	11,482	11,714
United States Treasury Note/Bond	2.375%	4/15/21	8,381	8,568
United States Treasury Note/Bond	1.375%	4/30/21	650	658
United States Treasury Note/Bond	2.250%	4/30/21	8,016	8,193
United States Treasury Note/Bond	2.625%	5/15/21	13,389	13,751
United States Treasury Note/Bond	3.125%	5/15/21	5,625	5,804
United States Treasury Note/Bond	1.375%	5/31/21	5,426	5,500
United States Treasury Note/Bond	2.000%	5/31/21	6,752	6,892
United States Treasury Note/Bond	2.125%	5/31/21	4,271	4,366
United States Treasury Note/Bond	2.625%	6/15/21	10,023	10,307
United States Treasury Note/Bond	1.125%	6/30/21	5,078	5,135
United States Treasury Note/Bond	1.625%	6/30/21	7,852	7,989
United States Treasury Note/Bond	2.625%	7/15/21	16,405	16,900
United States Treasury Note/Bond	1.125%	7/31/21	9,520	9,623
United States Treasury Note/Bond	1.750%	7/31/21	9,417	9,602
United States Treasury Note/Bond	2.250%	7/31/21	5,675	5,818
United States Treasury Note/Bond	2.750%	8/15/21	23,185	23,968
United States Treasury Note/Bond	1.125%	8/31/21	1,578	1,596
United States Treasury Note/Bond	1.500%	8/31/21	10,140	10,314
United States Treasury Note/Bond	2.000%	8/31/21	7,800	7,983
United States Treasury Note/Bond	2.750%	9/15/21	6,614	6,851
United States Treasury Note/Bond	1.125%	9/30/21	2,317	2,346
United States Treasury Note/Bond	1.500%	9/30/21	2,125	2,164
United States Treasury Note/Bond	2.125%	9/30/21	1,775	1,822
United States Treasury Note/Bond	2.875%	10/15/21	9,746	10,133
United States Treasury Note/Bond	1.250%	10/31/21	4,654	4,722
United States Treasury Note/Bond	1.500%	10/31/21	18,666	19,028
United States Treasury Note/Bond	2.000%	10/31/21	4,420	4,535
United States Treasury Note/Bond	2.875%	11/15/21	1,233	1,285
United States Treasury Note/Bond	8.000%	11/15/21	3,400	3,819
United States Treasury Note/Bond	1.500%	11/30/21	3,253	3,321
United States Treasury Note/Bond	1.750%	11/30/21	7,492	7,675
United States Treasury Note/Bond	2.625%	12/15/21	7,401	7,696
United States Treasury Note/Bond	1.625%	12/31/21	15,600	15,966
United States Treasury Note/Bond	2.000%	12/31/21	6,670	6,867

United States Treasury Note/Bond	2.125%	12/31/21	928	957
United States Treasury Note/Bond	2.500%	1/15/22	7,601	7,900
United States Treasury Note/Bond	1.375%	1/31/22	4,868	4,968
United States Treasury Note/Bond	1.500%	1/31/22	2,384	2,436
United States Treasury Note/Bond	1.875%	1/31/22	8,835	9,086
United States Treasury Note/Bond	2.000%	2/15/22	135	139
United States Treasury Note/Bond	2.500%	2/15/22	9,901	10,306
United States Treasury Note/Bond	1.750%	2/28/22	6,330	6,501
United States Treasury Note/Bond	1.875%	2/28/22	9,990	10,293
United States Treasury Note/Bond	2.375%	3/15/22	10,896	11,340
United States Treasury Note/Bond	0.375%	3/31/22	6,025	6,041
United States Treasury Note/Bond	1.750%	3/31/22	9,889	10,170
United States Treasury Note/Bond	1.875%	3/31/22	5,215	5,379
United States Treasury Note/Bond	2.250%	4/15/22	10,050	10,443
United States Treasury Note/Bond	1.750%	4/30/22	4,977	5,125
United States Treasury Note/Bond	1.875%	4/30/22	4,927	5,085
United States Treasury Note/Bond	2.125%	5/15/22	221	229
United States Treasury Note/Bond	1.750%	5/31/22	5,115	5,268
United States Treasury Note/Bond	1.875%	5/31/22	6,650	6,871
United States Treasury Note/Bond	1.750%	6/15/22	13,281	13,700
United States Treasury Note/Bond	1.750%	6/30/22	5,500	5,679
United States Treasury Note/Bond	2.125%	6/30/22	5,235	5,444
United States Treasury Note/Bond	1.750%	7/15/22	16,792	17,335
United States Treasury Note/Bond	1.875%	7/31/22	6,417	6,650
United States Treasury Note/Bond	2.000%	7/31/22	6,025	6,259
United States Treasury Note/Bond	1.500%	8/15/22	10,098	10,385
United States Treasury Note/Bond	1.625%	8/15/22	2,169	2,236
United States Treasury Note/Bond	7.250%	8/15/22	875	1,012
United States Treasury Note/Bond	1.625%	8/31/22	9,570	9,868
United States Treasury Note/Bond	1.875%	8/31/22	5,445	5,646
United States Treasury Note/Bond	1.500%	9/15/22	778	801
United States Treasury Note/Bond	1.750%	9/30/22	9,437	9,767
United States Treasury Note/Bond	1.875%	9/30/22	9,975	10,358
United States Treasury Note/Bond	1.375%	10/15/22	11,286	11,588
United States Treasury Note/Bond	1.875%	10/31/22	6,520	6,781
United States Treasury Note/Bond	2.000%	10/31/22	7,947	8,290
United States Treasury Note/Bond	1.625%	11/15/22	21,235	21,958
United States Treasury Note/Bond	7.625%	11/15/22	40	48
United States Treasury Note/Bond	2.000%	11/30/22	20,733	21,657
United States Treasury Note/Bond	1.625%	12/15/22	7,625	7,899
United States Treasury Note/Bond	2.125%	12/31/22	12,951	13,586
United States Treasury Note/Bond	1.500%	1/15/23	7,705	7,964
United States Treasury Note/Bond	1.750%	1/31/23	7,020	7,299
United States Treasury Note/Bond	2.000%	2/15/23	8,298	8,692
United States Treasury Note/Bond	7.125%	2/15/23	1,690	2,010
United States Treasury Note/Bond	1.500%	2/28/23	2,889	2,986
United States Treasury Note/Bond	0.500%	3/15/23	15,236	15,331
United States Treasury Note/Bond	1.500%	3/31/23	7,005	7,248
United States Treasury Note/Bond	2.500%	3/31/23	6,770	7,205
United States Treasury Note/Bond	1.625%	4/30/23	215	223
United States Treasury Note/Bond	2.750%	4/30/23	3,500	3,759
United States Treasury Note/Bond	1.750%	5/15/23	7,400	7,719
United States Treasury Note/Bond	1.625%	5/31/23	7,175	7,458
United States Treasury Note/Bond	2.750%	5/31/23	5,850	6,294
United States Treasury Note/Bond	1.375%	6/30/23	5,050	5,214
United States Treasury Note/Bond	2.625%	6/30/23	5,398	5,793
United States Treasury Note/Bond	1.250%	7/31/23	2,630	2,707

United States Treasury Note/Bond	2.750%	7/31/23	3,555	3,838
United States Treasury Note/Bond	6.250%	8/15/23	6,565	7,839
United States Treasury Note/Bond	1.375%	8/31/23	10,235	10,585
United States Treasury Note/Bond	2.750%	8/31/23	8,235	8,907
United States Treasury Note/Bond	1.375%	9/30/23	2,315	2,396
United States Treasury Note/Bond	2.875%	9/30/23	4,309	4,687
United States Treasury Note/Bond	1.625%	10/31/23	3,750	3,918
United States Treasury Note/Bond	2.875%	10/31/23	11,203	12,204
United States Treasury Note/Bond	2.750%	11/15/23	4,261	4,624
United States Treasury Note/Bond	2.125%	11/30/23	6,150	6,542
United States Treasury Note/Bond	2.875%	11/30/23	344	376
United States Treasury Note/Bond	2.250%	12/31/23	2,267	2,426
United States Treasury Note/Bond	2.625%	12/31/23	7,337	7,956
United States Treasury Note/Bond	2.250%	1/31/24	3,215	3,445
United States Treasury Note/Bond	2.500%	1/31/24	9,419	10,183
United States Treasury Note/Bond	2.750%	2/15/24	10,710	11,682
United States Treasury Note/Bond	2.125%	2/29/24	11,700	12,492
United States Treasury Note/Bond	2.375%	2/29/24	6,712	7,235
United States Treasury Note/Bond	2.125%	3/31/24	18,446	19,734
United States Treasury Note/Bond	2.000%	4/30/24	1,260	1,342
United States Treasury Note/Bond	2.250%	4/30/24	10,559	11,361
United States Treasury Note/Bond	2.000%	5/31/24	11,548	12,323
United States Treasury Note/Bond	1.750%	6/30/24	8,060	8,526
United States Treasury Note/Bond	2.000%	6/30/24	10,955	11,698
United States Treasury Note/Bond	1.750%	7/31/24	9,127	9,663
United States Treasury Note/Bond	2.125%	7/31/24	9,736	10,460
United States Treasury Note/Bond	2.375%	8/15/24	11,564	12,561
United States Treasury Note/Bond	1.250%	8/31/24	10,125	10,516
United States Treasury Note/Bond	1.875%	8/31/24	4,655	4,956
United States Treasury Note/Bond	1.500%	9/30/24	785	824
United States Treasury Note/Bond	2.125%	9/30/24	3,394	3,657
United States Treasury Note/Bond	1.500%	10/31/24	9,070	9,532
United States Treasury Note/Bond	2.250%	10/31/24	5,980	6,482
United States Treasury Note/Bond	2.250%	11/15/24	12,681	13,751
United States Treasury Note/Bond	7.500%	11/15/24	25	33
United States Treasury Note/Bond	1.500%	11/30/24	7,847	8,259
United States Treasury Note/Bond	2.125%	11/30/24	10,055	10,851
United States Treasury Note/Bond	1.750%	12/31/24	14,765	15,713
United States Treasury Note/Bond	2.250%	12/31/24	1,645	1,787
United States Treasury Note/Bond	1.375%	1/31/25	4,905	5,136
United States Treasury Note/Bond	2.500%	1/31/25	6,340	6,976
United States Treasury Note/Bond	2.000%	2/15/25	8,625	9,279
United States Treasury Note/Bond	1.125%	2/28/25	330	342
United States Treasury Note/Bond	2.750%	2/28/25	2,513	2,798
United States Treasury Note/Bond	0.500%	3/31/25	26,039	26,201
United States Treasury Note/Bond	2.625%	3/31/25	1,961	2,174
United States Treasury Note/Bond	2.875%	4/30/25	4,060	4,558
United States Treasury Note/Bond	2.125%	5/15/25	12,735	13,814
United States Treasury Note/Bond	2.875%	5/31/25	6,350	7,138
United States Treasury Note/Bond	2.750%	6/30/25	4,880	5,463
United States Treasury Note/Bond	2.875%	7/31/25	5,105	5,758
United States Treasury Note/Bond	2.000%	8/15/25	14,581	15,765
United States Treasury Note/Bond	6.875%	8/15/25	2,085	2,770
United States Treasury Note/Bond	2.750%	8/31/25	9,260	10,394
United States Treasury Note/Bond	3.000%	10/31/25	4,015	4,572
United States Treasury Note/Bond	2.250%	11/15/25	10,421	11,435
United States Treasury Note/Bond	2.875%	11/30/25	6,285	7,126

United States Treasury Note/Bond	2.625%	12/31/25	9,165	10,279
United States Treasury Note/Bond	1.625%	2/15/26	16,476	17,537
United States Treasury Note/Bond	2.250%	3/31/26	6,250	6,892
United States Treasury Note/Bond	2.375%	4/30/26	4,780	5,313
United States Treasury Note/Bond	1.625%	5/15/26	10,789	11,500
United States Treasury Note/Bond	2.125%	5/31/26	6,595	7,236
United States Treasury Note/Bond	1.875%	6/30/26	9,335	10,107
United States Treasury Note/Bond	1.875%	7/31/26	8,066	8,739
United States Treasury Note/Bond	1.500%	8/15/26	10,069	10,668
United States Treasury Note/Bond	6.750%	8/15/26	630	868
United States Treasury Note/Bond	1.625%	9/30/26	5,215	5,577
United States Treasury Note/Bond	1.625%	10/31/26	7,825	8,370
United States Treasury Note/Bond	2.000%	11/15/26	19,605	21,455
United States Treasury Note/Bond	6.500%	11/15/26	765	1,054
United States Treasury Note/Bond	1.625%	11/30/26	7,070	7,569
United States Treasury Note/Bond	1.750%	12/31/26	9,983	10,782
United States Treasury Note/Bond	1.500%	1/31/27	1,335	1,421
United States Treasury Note/Bond	2.250%	2/15/27	6,372	7,101
United States Treasury Note/Bond	6.625%	2/15/27	65	91
United States Treasury Note/Bond	1.125%	2/28/27	16,798	17,462
United States Treasury Note/Bond	0.625%	3/31/27	10,344	10,402
United States Treasury Note/Bond	2.375%	5/15/27	9,832	11,070
United States Treasury Note/Bond	2.250%	8/15/27	7,822	8,769
United States Treasury Note/Bond	6.375%	8/15/27	185	261
United States Treasury Note/Bond	2.250%	11/15/27	11,502	12,918
United States Treasury Note/Bond	6.125%	11/15/27	1,839	2,581
United States Treasury Note/Bond	2.750%	2/15/28	7,480	8,707
United States Treasury Note/Bond	2.875%	5/15/28	12,080	14,233
United States Treasury Note/Bond	2.875%	8/15/28	13,082	15,451
United States Treasury Note/Bond	5.500%	8/15/28	2,745	3,804
United States Treasury Note/Bond	3.125%	11/15/28	8,828	10,653
United States Treasury Note/Bond	5.250%	11/15/28	1,655	2,277
United States Treasury Note/Bond	2.375%	5/15/29	11,878	13,655
United States Treasury Note/Bond	1.625%	8/15/29	11,565	12,555
United States Treasury Note/Bond	1.750%	11/15/29	12,926	14,206
United States Treasury Note/Bond	1.500%	2/15/30	22,164	23,892
United States Treasury Note/Bond	6.250%	5/15/30	2,350	3,590
United States Treasury Note/Bond	5.375%	2/15/31	6,075	8,936
United States Treasury Note/Bond	4.500%	2/15/36	3,797	5,784
United States Treasury Note/Bond	4.750%	2/15/37	1,600	2,525
United States Treasury Note/Bond	5.000%	5/15/37	150	243
United States Treasury Note/Bond	4.375%	2/15/38	200	308
United States Treasury Note/Bond	4.500%	5/15/38	1,559	2,441
United States Treasury Note/Bond	3.500%	2/15/39	2,470	3,471
United States Treasury Note/Bond	4.250%	5/15/39	2,247	3,452
United States Treasury Note/Bond	4.500%	8/15/39	2,516	3,983
United States Treasury Note/Bond	4.375%	11/15/39	2,742	4,303
United States Treasury Note/Bond	4.625%	2/15/40	4,250	6,881
United States Treasury Note/Bond	4.375%	5/15/40	3,735	5,886
United States Treasury Note/Bond	3.875%	8/15/40	2,715	4,040
United States Treasury Note/Bond	4.250%	11/15/40	3,295	5,126
United States Treasury Note/Bond	4.750%	2/15/41	3,956	6,506
United States Treasury Note/Bond	3.750%	8/15/41	4,425	6,515
United States Treasury Note/Bond	3.125%	11/15/41	2,701	3,635
United States Treasury Note/Bond	3.125%	2/15/42	3,631	4,919
United States Treasury Note/Bond	3.000%	5/15/42	2,720	3,617
United States Treasury Note/Bond	2.750%	8/15/42	5,740	7,320

United States Treasury Note/Bond	2.750%	11/15/42	5,746	7,332
United States Treasury Note/Bond	3.125%	2/15/43	5,850	7,892
United States Treasury Note/Bond	3.625%	8/15/43	7,405	10,808
United States Treasury Note/Bond	3.625%	2/15/44	9,052	13,225
United States Treasury Note/Bond	3.375%	5/15/44	9,024	12,671
United States Treasury Note/Bond	3.125%	8/15/44	9,331	12,752
United States Treasury Note/Bond	3.000%	11/15/44	8,262	10,999
United States Treasury Note/Bond	2.500%	2/15/45	7,020	8,672
United States Treasury Note/Bond	3.000%	5/15/45	7,837	10,592
United States Treasury Note/Bond	2.875%	8/15/45	8,878	11,757
United States Treasury Note/Bond	3.000%	11/15/45	4,974	6,750
United States Treasury Note/Bond	2.500%	5/15/46	8,981	11,180
United States Treasury Note/Bond	2.250%	8/15/46	5,756	6,843
United States Treasury Note/Bond	2.875%	11/15/46	12,500	16,602
United States Treasury Note/Bond	3.000%	5/15/47	7,293	9,993
United States Treasury Note/Bond	2.750%	8/15/47	6,713	8,801
United States Treasury Note/Bond	3.000%	2/15/48	8,479	11,657
United States Treasury Note/Bond	3.125%	5/15/48	8,985	12,626
United States Treasury Note/Bond	3.000%	8/15/48	9,510	13,116
United States Treasury Note/Bond	3.000%	2/15/49	11,044	15,277
United States Treasury Note/Bond	2.250%	8/15/49	5,029	6,085
United States Treasury Note/Bond	2.375%	11/15/49	7,836	9,765
* United States Treasury Note/Bond	2.000%	2/15/50	53,602	62,245
				1,865,493
Agency Bonds and Notes (1.0%)
1 AID-Iraq	2.149%	1/18/22	100	103
1 AID-Israel	5.500%	12/4/23	50	58
1 AID-Israel	5.500%	4/26/24	475	560
1 AID-Jordan	2.578%	6/30/22	200	209
1 AID-Jordan	3.000%	6/30/25	200	218
1 AID-Ukraine	1.471%	9/29/21	175	178
Federal Farm Credit Banks	2.550%	3/11/21	350	357
Federal Farm Credit Banks	2.230%	4/5/21	350	357
Federal Farm Credit Banks	3.050%	11/15/21	100	104
Federal Farm Credit Banks	1.600%	12/28/21	225	229
Federal Farm Credit Banks	1.770%	6/26/23	150	156
Federal Farm Credit Banks	3.500%	12/20/23	75	83
Federal Home Loan Banks	5.625%	6/11/21	35	37
Federal Home Loan Banks	1.875%	7/7/21	1,350	1,374
Federal Home Loan Banks	1.125%	7/14/21	525	530
Federal Home Loan Banks	3.000%	10/12/21	1,500	1,558
Federal Home Loan Banks	1.625%	11/19/21	760	774
Federal Home Loan Banks	1.875%	11/29/21	500	512
Federal Home Loan Banks	1.625%	12/20/21	1,300	1,326
Federal Home Loan Banks	2.125%	6/10/22	175	181
Federal Home Loan Banks	2.000%	9/9/22	250	259
Federal Home Loan Banks	1.375%	2/17/23	800	820
Federal Home Loan Banks	2.125%	3/10/23	970	1,016
Federal Home Loan Banks	2.500%	2/13/24	535	575
Federal Home Loan Banks	1.500%	8/15/24	330	343
Federal Home Loan Banks	3.250%	11/16/28	315	370
Federal Home Loan Banks	5.500%	7/15/36	1,400	2,159
2 Federal Home Loan Mortgage Corp.	1.125%	8/12/21	1,000	1,009
2 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	800	827
2 Federal Home Loan Mortgage Corp.	2.750%	6/19/23	500	536
2 Federal Home Loan Mortgage Corp.	1.500%	2/12/25	1,200	1,248
2 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	127	188

2	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	1,525	2,375
2	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	502	780
2	Federal National Mortgage Assn.	1.375%	2/26/21	550	555
2	Federal National Mortgage Assn.	2.500%	4/13/21	500	511
2	Federal National Mortgage Assn.	2.750%	6/22/21	891	917
2	Federal National Mortgage Assn.	1.250%	8/17/21	525	531
2	Federal National Mortgage Assn.	1.375%	10/7/21	1,200	1,216
2	Federal National Mortgage Assn.	2.000%	1/5/22	500	513
2	Federal National Mortgage Assn.	2.625%	1/11/22	216	224
2	Federal National Mortgage Assn.	2.250%	4/12/22	476	493
2	Federal National Mortgage Assn.	1.375%	9/6/22	350	357
2	Federal National Mortgage Assn.	2.000%	10/5/22	850	882
2	Federal National Mortgage Assn.	2.375%	1/19/23	2,394	2,519
2	Federal National Mortgage Assn.	2.875%	9/12/23	400	432
2	Federal National Mortgage Assn.	2.500%	2/5/24	975	1,048
2	Federal National Mortgage Assn.	1.750%	7/2/24	1,028	1,077
2	Federal National Mortgage Assn.	2.625%	9/6/24	160	174
2	Federal National Mortgage Assn.	1.625%	10/15/24	970	1,013
2	Federal National Mortgage Assn.	1.625%	1/7/25	1,300	1,359
2	Federal National Mortgage Assn.	2.125%	4/24/26	575	618
2	Federal National Mortgage Assn.	1.875%	9/24/26	500	531
2	Federal National Mortgage Assn.	6.250%	5/15/29	175	250
2	Federal National Mortgage Assn.	7.125%	1/15/30	925	1,427
2	Federal National Mortgage Assn.	7.250%	5/15/30	300	469
2	Federal National Mortgage Assn.	6.625%	11/15/30	300	459
2	Federal National Mortgage Assn.	5.625%	7/15/37	275	435
	Private Export Funding Corp.	4.300%	12/15/21	100	106
	Private Export Funding Corp.	2.800%	5/15/22	125	131
	Private Export Funding Corp.	2.050%	11/15/22	1,075	1,112
	Private Export Funding Corp.	3.550%	1/15/24	100	110
	Private Export Funding Corp.	2.450%	7/15/24	100	107
	Private Export Funding Corp.	1.750%	11/15/24	75	78
	Private Export Funding Corp.	3.250%	6/15/25	50	56
	Tennessee Valley Authority	1.875%	8/15/22	175	181
	Tennessee Valley Authority	2.875%	9/15/24	191	210
	Tennessee Valley Authority	6.750%	11/1/25	134	178
	Tennessee Valley Authority	7.125%	5/1/30	1,000	1,550
	Tennessee Valley Authority	4.650%	6/15/35	175	235
	Tennessee Valley Authority	5.880%	4/1/36	250	385
	Tennessee Valley Authority	5.500%	6/15/38	100	153
	Tennessee Valley Authority	5.250%	9/15/39	412	628
	Tennessee Valley Authority	4.875%	1/15/48	100	164
	Tennessee Valley Authority	5.375%	4/1/56	50	88
	Tennessee Valley Authority	4.625%	9/15/60	180	290
	Tennessee Valley Authority	4.250%	9/15/65	200	309
					45,490
Conventional Mortgage-Backed Securities (22.1%)
2,3	Fannie Mae Pool	2.000%	11/1/23–11/1/34	2,519	2,585
2,3	Fannie Mae Pool	2.500%	1/1/27–1/1/50	25,012	26,077
2,3	Fannie Mae Pool	3.000%	11/1/25–3/1/50	91,268	96,382
¤,2,3Fannie Mae Pool		3.500%	10/1/20–4/1/50	104,705	111,730
¤,2,3Fannie Mae Pool		4.000%	2/1/24–4/1/50	83,797	90,337
¤,2,3Fannie Mae Pool		4.500%	4/1/20–4/1/50	32,609	35,549
2,3	Fannie Mae Pool	5.000%	4/1/20–5/1/49	8,129	9,070
2,3	Fannie Mae Pool	5.500%	9/1/20–4/1/40	5,295	6,053
2,3	Fannie Mae Pool	6.000%	12/1/20–5/1/41	3,128	3,653
2,3	Fannie Mae Pool	6.500%	12/1/23–10/1/39	855	1,001

2,3	Fannie Mae Pool	7.000%	6/1/23–11/1/37	237	277
2,3	Fannie Mae Pool	7.500%	11/1/22–2/1/32	25	32
2,3	Fannie Mae Pool	8.000%	6/1/22–11/1/30	13	13
2,3	Fannie Mae Pool	8.500%	7/1/22–4/1/31	5	6
2,3	Fannie Mae Pool	9.500%	2/1/25	1	2
2,3	Freddie Mac Gold Pool	2.000%	8/1/28–12/1/31	631	649
2,3	Freddie Mac Gold Pool	2.500%	4/1/27–2/1/43	12,532	13,108
2,3	Freddie Mac Gold Pool	3.000%	10/1/26–8/1/47	46,918	49,950
2,3	Freddie Mac Gold Pool	3.500%	9/1/25–11/1/48	59,285	63,519
2,3	Freddie Mac Gold Pool	4.000%	8/1/20–11/1/48	36,644	39,651
2,3	Freddie Mac Gold Pool	4.500%	8/1/20–10/1/48	16,531	18,051
2,3	Freddie Mac Gold Pool	5.000%	4/1/20–11/1/48	3,707	4,109
2,3	Freddie Mac Gold Pool	5.500%	7/1/20–6/1/41	2,519	2,855
2,3	Freddie Mac Gold Pool	6.000%	8/1/20–3/1/39	1,872	2,180
2,3	Freddie Mac Gold Pool	6.500%	8/1/23–4/1/39	549	637
2,3	Freddie Mac Gold Pool	7.000%	4/1/23–2/1/37	135	156
2,3	Freddie Mac Gold Pool	7.500%	1/1/23–4/1/28	11	12
2,3	Freddie Mac Gold Pool	8.000%	1/1/22–7/1/30	13	14
2,3	Freddie Mac Gold Pool	8.500%	7/1/24–11/1/30	9	10
2,3	Freddie Mac Gold Pool	9.000%	5/1/27–5/1/30	4	5
3	Ginnie Mae I Pool	3.000%	1/15/26–12/15/45	2,857	3,061
3	Ginnie Mae I Pool	3.500%	11/15/25–9/15/49	3,041	3,260
3	Ginnie Mae I Pool	4.000%	10/15/24–11/15/47	3,415	3,653
3	Ginnie Mae I Pool	4.500%	5/15/20–3/15/41	3,214	3,566
3	Ginnie Mae I Pool	5.000%	11/15/20–4/15/41	2,221	2,494
3	Ginnie Mae I Pool	5.500%	1/15/32–12/15/40	1,362	1,529
3	Ginnie Mae I Pool	6.000%	1/15/24–3/15/40	986	1,108
3	Ginnie Mae I Pool	6.500%	11/15/23–12/15/38	254	283
3	Ginnie Mae I Pool	7.000%	5/15/23–10/15/31	62	69
3	Ginnie Mae I Pool	7.500%	4/15/22–1/15/31	20	24
3	Ginnie Mae I Pool	8.000%	3/15/22–10/15/30	18	19
3	Ginnie Mae I Pool	8.500%	6/15/24–9/15/26	1	2
3	Ginnie Mae I Pool	9.000%	8/15/21–10/15/26	1	1
¤,3	Ginnie Mae II Pool	2.500%	6/20/27–4/1/50	6,675	6,983
¤,3	Ginnie Mae II Pool	3.000%	2/20/27–4/1/50	69,043	73,668
¤,3	Ginnie Mae II Pool	3.500%	9/20/25–4/1/50	78,143	83,486
¤,3	Ginnie Mae II Pool	4.000%	9/20/25–12/1/49	44,021	47,418
3	Ginnie Mae II Pool	4.500%	2/20/39–4/20/49	20,072	21,793
3	Ginnie Mae II Pool	5.000%	12/20/32–3/20/49	7,867	8,416
3	Ginnie Mae II Pool	5.500%	6/20/34–9/20/41	1,048	1,198
3	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	515	601
3	Ginnie Mae II Pool	6.500%	12/20/35–11/20/39	185	219
3	Ginnie Mae II Pool	7.000%	8/20/36–4/20/38	23	28
2,3	UMBS Pool	2.000%	1/1/32	203	210
2,3	UMBS Pool	4.000%	5/1/47–9/1/49	10,253	11,172
2,3	UMBS Pool	5.000%	3/1/49–10/1/49	4,819	5,241
¤,2,3UMBS TBA		2.500%	7/1/34–5/1/50	20,845	21,609
¤,2,3UMBS TBA		3.000%	7/1/30–4/1/50	55,295	58,068
¤,2,3UMBS TBA		3.500%	10/1/33–2/1/50	16,306	17,273
¤,2,3UMBS TBA		4.500%	8/1/48–1/1/50	4,673	5,103
					959,228
Nonconventional Mortgage-Backed Securities (0.1%)
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.290%		3.640%	12/1/41	23	23
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.310%		3.592%	9/1/37	44	46
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.392%		3.811%	10/1/37	17	17
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.479%		3.426%	3/1/43	69	71
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.509%		4.016%	7/1/36	7	7

2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.554%	2.481%	9/1/43	11	11
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.560%	2.269%	7/1/43	127	131
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.585%	2.863%	6/1/43	50	51
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.623%	3.623%	2/1/36	6	6
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.625%	4.135%	8/1/35	42	44
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.627%	3.627%	3/1/38	5	5
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.635%	3.510%	11/1/36	4	5
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.639%	3.842%	8/1/39	26	27
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.643%	3.664%	1/1/37	6	7
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.657%	4.270%	10/1/42	20	20
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.660%	3.910%	9/1/40	4	5
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.665%	4.415%	6/1/36	1	1
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.680%	3.738%	1/1/42	23	24
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.682%	4.167%	10/1/37	18	19
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.683%	3.643%	12/1/33	5	5
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.690%	3.709%	10/1/39	11	11
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.690%	3.976%	9/1/42	37	39
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.690%	4.500%	5/1/40	12	13
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.695%	4.320%	7/1/39	5	5
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.698%	4.162%	8/1/40	11	11
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.700%	3.747%	12/1/40	13	14
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.700%	4.531%	7/1/37	8	9
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.701%	3.965%	10/1/42	23	24
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.705%	3.809%	11/1/39	5	6
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.711%	3.379%	9/1/43	45	47
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.722%	3.945%	11/1/39	11	12
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.726%	3.953%	9/1/34	5	5
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.728%	4.423%	5/1/42	36	38
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.746%	4.506%	7/1/41	36	38
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.750%	4.217%	10/1/40	8	9
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.767%	4.642%	6/1/41	5	5
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.771%	4.090%	5/1/42	9	9
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.780%	3.780%	2/1/41	6	7
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.791%	4.306%	7/1/42	15	16
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.793%	3.397%	8/1/42	47	48
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.795%	4.403%	3/1/42	21	23
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.797%	4.252%	3/1/42	20	21
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.804%	3.988%	12/1/39	15	16
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.805%	3.772%	11/1/41	21	23
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.810%	3.685%	10/1/40	15	16
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.810%	3.810%	12/1/40	10	10
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.810%	3.935%	11/1/33–11/1/39	14	15
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.813%	3.858%	1/1/42	21	22
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.813%	3.963%	11/1/41	14	15
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.690%	11/1/40	4	5
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.741%	12/1/40	9	9
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.815%	2/1/41	13	14
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.924%	12/1/41	16	17
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.815%	4.693%	5/1/41	15	16
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.819%	3.893%	3/1/41	26	28
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.820%	3.913%	12/1/40	7	7
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.823%	3.823%	2/1/41	12	12
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.825%	4.825%	3/1/41	14	15
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.826%	4.330%	9/1/40	29	30
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.830%	3.451%	4/1/41	24	25
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.830%	4.580%	6/1/41	17	18
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.835%	3.856%	1/1/40	14	15

2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.840%	4.391%	8/1/39	10	11
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.862%	4.745%	5/1/40	6	6
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.880%	4.183%	11/1/34	9	10
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.909%	4.784%	4/1/37	9	10
2,3,4Fannie Mae Pool, 12M USD LIBOR + 1.912%	4.787%	5/1/36	3	3
2,3,4Fannie Mae Pool, 1Y CMT + 2.155%	3.780%	12/1/37	24	25
2,3,4Fannie Mae Pool, 1Y CMT + 2.238%	4.613%	7/1/38	7	8
2,3,4Fannie Mae Pool, 1Y CMT + 2.268%	4.018%	12/1/35	10	10
2,3,4Fannie Mae Pool, 1Y CMT + 2.313%	3.964%	1/1/35	14	15
2,3,4Fannie Mae Pool, 6M USD LIBOR + 1.026%	3.208%	4/1/37	13	14
2,3,4Fannie Mae Pool, 6M USD LIBOR + 1.840%	3.715%	8/1/37	13	14
2,3,4Freddie Mac Non Gold Pool, 12M USD LIBOR
+ 0.985%	3.235%	10/1/37	2	2
2,3,4Freddie Mac Non Gold Pool, 12M USD LIBOR
+ 1.563%	3.699%	3/1/37	2	2
2,3,4Freddie Mac Non Gold Pool, 12M USD LIBOR
+ 1.588%	3.921%	9/1/37	5	5
2,3,4Freddie Mac Non Gold Pool, 12M USD LIBOR
+ 1.625%	3.625%	1/1/38	2	2
2,3,4Freddie Mac Non Gold Pool, 12M USD LIBOR
+ 1.640%	3.755%	12/1/36	9	9
2,3,4Freddie Mac Non Gold Pool, 12M USD LIBOR
+ 1.640%	4.515%	5/1/42	4	4
2,3,4Freddie Mac Non Gold Pool, 12M USD LIBOR
+ 1.660%	3.711%	10/1/37	10	10
2,3,4Freddie Mac Non Gold Pool, 12M USD LIBOR
+ 1.695%	3.695%	2/1/37	6	6
2,3,4Freddie Mac Non Gold Pool, 12M USD LIBOR
+ 1.727%	3.727%	1/1/35	2	2
2,3,4Freddie Mac Non Gold Pool, 12M USD LIBOR
+ 1.743%	3.865%	12/1/36	15	16
2,3,4Freddie Mac Non Gold Pool, 12M USD LIBOR
+ 1.745%	3.750%	12/1/40	19	20
2,3,4Freddie Mac Non Gold Pool, 12M USD LIBOR
+ 1.750%	4.625%	5/1/38	1	1
2,3,4Freddie Mac Non Gold Pool, 12M USD LIBOR
+ 1.765%	3.730%	12/1/36	4	5
2,3,4Freddie Mac Non Gold Pool, 12M USD LIBOR
+ 1.796%	3.872%	12/1/34	9	9
2,3,4Freddie Mac Non Gold Pool, 12M USD LIBOR
+ 1.834%	3.959%	12/1/35	11	12
2,3,4Freddie Mac Non Gold Pool, 12M USD LIBOR
+ 1.862%	3.927%	2/1/42	9	10
2,3,4Freddie Mac Non Gold Pool, 12M USD LIBOR
+ 1.880%	3.880%	12/1/40–3/1/41	24	26
2,3,4Freddie Mac Non Gold Pool, 12M USD LIBOR
+ 1.880%	4.630%	6/1/40	12	12
2,3,4Freddie Mac Non Gold Pool, 12M USD LIBOR
+ 1.880%	4.698%	6/1/41	5	5
2,3,4Freddie Mac Non Gold Pool, 12M USD LIBOR
+ 1.880%	4.754%	6/1/40	10	11
2,3,4Freddie Mac Non Gold Pool, 12M USD LIBOR
+ 1.880%	4.755%	5/1/40	11	11
2,3,4Freddie Mac Non Gold Pool, 12M USD LIBOR
+ 1.889%	3.901%	2/1/42	12	12
2,3,4Freddie Mac Non Gold Pool, 12M USD LIBOR
+ 1.895%	4.323%	9/1/40	22	24

2,3,4Freddie Mac Non Gold Pool, 12M USD LIBOR
+ 1.900%	3.844%	11/1/40	14	15
2,3,4Freddie Mac Non Gold Pool, 12M USD LIBOR
+ 1.900%	4.734%	6/1/40	10	10
2,3,4Freddie Mac Non Gold Pool, 12M USD LIBOR
+ 1.910%	3.910%	2/1/41	15	15
2,3,4Freddie Mac Non Gold Pool, 12M USD LIBOR
+ 1.910%	3.928%	1/1/41	2	3
2,3,4Freddie Mac Non Gold Pool, 12M USD LIBOR
+ 1.977%	4.783%	5/1/37	20	21
2,3,4Freddie Mac Non Gold Pool, 12M USD LIBOR
+ 2.085%	4.085%	3/1/38	2	3
2,3,4Freddie Mac Non Gold Pool, 1Y CMT +
2.000%	3.625%	7/1/35	2	2
2,3,4Freddie Mac Non Gold Pool, 1Y CMT +
2.250%	3.757%	2/1/36	6	7
2,3,4Freddie Mac Non Gold Pool, 1Y CMT +
2.250%	4.006%	11/1/34	21	23
2,3,4Freddie Mac Non Gold Pool, 1Y CMT +
2.250%	4.750%	5/1/36	5	6
2,3,4Freddie Mac Non Gold Pool, 1Y CMT +
2.409%	4.065%	10/1/36	10	11
2,3,4Freddie Mac Non Gold Pool, 6M USD LIBOR
+ 1.355%	3.438%	6/1/37	7	8
3,4 Ginnie Mae II Pool, 1Y CMT + 1.500%	3.125%	10/20/38–12/20/42	151	160
3,4 Ginnie Mae II Pool, 1Y CMT + 1.500%	3.250%	7/20/38–8/20/41	42	44
3,4 Ginnie Mae II Pool, 1Y CMT + 1.500%	3.875%	4/20/41–6/20/43	101	106
3,4 Ginnie Mae II Pool, 1Y CMT + 1.500%	4.000%	1/20/41–3/20/43	113	118
3,4 Ginnie Mae II Pool, 1Y CMT + 2.000%	3.625%	11/20/40	1	1
3,4 Ginnie Mae II Pool, 1Y CMT + 2.000%	4.375%	5/20/41	12	13
				2,171
Total U.S. Government and Agency Obligations (Cost $2,667,165)				2,872,382
Asset-Backed/Commercial Mortgage-Backed Securities (2.6%)
3 Ally Auto Receivables Trust 2018-1	2.350%	6/15/22	55	55
3 Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	25	25
3 Ally Auto Receivables Trust 2018-3	3.000%	1/17/23	22	22
3 Ally Auto Receivables Trust 2018-3	3.120%	7/17/23	50	50
3 Ally Auto Receivables Trust 2019-2	2.230%	1/16/24	275	279
3 Ally Auto Receivables Trust 2019-2	2.260%	8/15/24	50	50
3 Ally Auto Receivables Trust 2019-4	1.840%	6/17/24	230	228
3 Ally Auto Receivables Trust 2019-4	1.920%	1/15/25	25	25
3 Ally Master Owner Trust Series 2018-1	2.700%	1/17/23	425	414
3 Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	100	101
3 American Express Credit Account Master
Trust 2017-3	1.770%	11/15/22	300	300
3 American Express Credit Account Master
Trust 2017-6	2.040%	5/15/23	375	374
3 American Express Credit Account Master
Trust 2017-7	2.350%	5/15/25	225	225
3 American Express Credit Account Master
Trust 2018-2	3.010%	10/15/25	250	255
3 American Express Credit Account Master
Trust 2018-4	2.990%	12/15/23	325	328
3 American Express Credit Account Master
Trust 2018-8	3.180%	4/15/24	100	100

3 AmeriCredit Automobile Receivables Trust
2017-3	1.900%	3/18/22	21	21
3 AmeriCredit Automobile Receivables Trust
2018-1	3.070%	12/19/22	79	79
3 AmeriCredit Automobile Receivables Trust
2018-1	3.260%	1/18/24	56	56
3 AmeriCredit Automobile Receivables Trust
2018-1	3.500%	1/18/24	50	50
3 AmeriCredit Automobile Receivables Trust
2019-1	2.970%	11/20/23	75	75
3 Banc of America Commercial Mortgage Trust
2015-UBS7	3.429%	9/15/48	50	52
3 Banc of America Commercial Mortgage Trust
2015-UBS7	3.705%	9/15/48	75	79
3 Banc of America Commercial Mortgage Trust
2017-BNK3	3.574%	2/15/50	72	76
3 Banc of America Commercial Mortgage Trust
2017-BNK3	3.748%	2/15/50	28	29
3 BANK 2017 - BNK5	3.390%	6/15/60	150	159
3 BANK 2017 - BNK5	3.624%	6/15/60	100	102
3 BANK 2017 - BNK6	3.518%	7/15/60	404	425
3 BANK 2017 - BNK6	3.741%	7/15/60	404	419
3 BANK 2017 - BNK7	3.175%	9/15/60	100	106
3 BANK 2017 - BNK7	3.435%	9/15/60	75	79
3 BANK 2017 - BNK7	3.748%	9/15/60	75	80
3 BANK 2017 - BNK8	3.488%	11/15/50	150	159
3 BANK 2017 - BNK8	3.731%	11/15/50	25	26
3 BANK 2017 - BNK9	3.279%	11/15/54	150	156
3 BANK 2017 - BNK9	3.538%	11/15/54	150	160
3 BANK 2018 - BN10	3.641%	2/15/61	50	53
3 BANK 2018 - BN10	3.688%	2/15/61	250	267
3 BANK 2018 - BN10	3.898%	2/15/61	50	51
3 BANK 2018 - BN11	4.046%	3/15/61	100	109
3 BANK 2018 - BN12	4.255%	5/15/61	125	141
3 BANK 2018 - BN12	4.490%	5/15/61	50	51
3 BANK 2018 - BN13	3.953%	8/15/61	50	55
3 BANK 2018 - BN13	4.217%	8/15/61	25	28
3 BANK 2018 - BN14	4.128%	9/15/60	50	52
3 BANK 2018 - BN14	4.231%	9/15/60	100	112
3 BANK 2018 - BN14	4.481%	9/15/60	25	27
3 BANK 2018 - BN15	4.407%	11/15/61	110	126
3 BANK 2019 - BN16	4.005%	2/15/52	125	139
3 BANK 2019 - BN17	3.714%	4/15/52	100	108
3 BANK 2019 - BN17	3.976%	4/15/52	25	26
3 BANK 2019 - BN18	3.584%	5/15/62	375	401
3 BANK 2019 - BN18	3.826%	5/15/62	50	51
3 BANK 2019 - BN19	3.183%	8/15/61	275	287
3 BANK 2019 - BN20	3.011%	9/15/62	170	174
3 BANK 2019 - BN21	2.851%	10/17/52	375	378
3 BANK 2019 - BN21	3.093%	10/17/52	75	72
3 BANK 2019 - BN22	2.978%	11/15/62	290	298
3 BANK 2019 - BN23	2.920%	12/15/52	180	182
3 BANK 2019 - BN23	3.203%	12/15/52	75	73
3 BANK 2019 - BN24	2.960%	11/15/62	150	154
3 BANK 2019 - BN24	3.283%	11/15/62	75	73
3 BANK 2020 - BN25	2.649%	1/15/63	200	200
3 BANK 2020 - BN25	2.841%	1/15/63	65	62

3 BANK 2020 - BN26	2.403%	3/15/63	175	171
3 BANK 2020 - BN26	2.687%	3/15/63	55	50
3 Bank of America Credit Card Trust 2018-A1	2.700%	7/17/23	475	475
3 Bank of America Credit Card Trust 2018-A2	3.000%	9/15/23	400	403
3 Bank of America Credit Card Trust 2019-A1	1.740%	1/15/25	150	151
Bank of Nova Scotia	1.875%	4/26/21	175	177
3 BBCMS Mortgage Trust 2017-C1	3.674%	2/15/50	325	335
3 BBCMS Mortgage Trust 2017-C1	3.898%	2/15/50	100	104
3 BBCMS Mortgage Trust 2018-C2	4.314%	12/15/51	125	140
3 BBCMS Mortgage Trust 2019-C3	3.583%	5/15/52	700	727
3 BBCMS Mortgage Trust 2019-C4	2.919%	8/15/52	275	285
3 BBCMS Mortgage Trust 2019-C4	3.171%	8/15/52	25	24
3 BBCMS Mortgage Trust 2019-C5	3.063%	11/15/52	150	155
3 BBCMS Mortgage Trust 2019-C5	3.366%	11/15/52	100	100
3 BBCMS Mortgage Trust 2020-C6	2.639%	2/15/53	100	100
3 BBCMS Mortgage Trust 2020-C6	2.840%	2/15/53	35	33
3 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP26	5.513%	1/12/45	27	27
3 Benchmark 2018-B1 Mortgage Trust	3.666%	1/15/51	100	108
3 Benchmark 2018-B1 Mortgage Trust	3.878%	1/15/51	50	52
3 Benchmark 2018-B2 Mortgage Trust	3.662%	2/15/51	125	129
3 Benchmark 2018-B2 Mortgage Trust	3.882%	2/15/51	325	355
3 Benchmark 2018-B2 Mortgage Trust	4.084%	2/15/51	150	156
3 Benchmark 2018-B3 Mortgage Trust	3.848%	4/10/51	100	104
3 Benchmark 2018-B3 Mortgage Trust	4.025%	4/10/51	225	248
3 Benchmark 2018-B4 Mortgage Trust	4.121%	7/15/51	350	389
3 Benchmark 2018-B4 Mortgage Trust	4.311%	7/15/51	75	79
3 Benchmark 2018-B5 Mortgage Trust	4.208%	7/15/51	75	84
3 Benchmark 2018-B6 Mortgage Trust	4.203%	10/10/51	50	53
3 Benchmark 2018-B6 Mortgage Trust	4.261%	10/10/51	50	56
3 Benchmark 2018-B6 Mortgage Trust	4.441%	10/10/51	25	27
3 Benchmark 2018-B7 Mortgage Trust	4.510%	5/15/53	175	200
3 Benchmark 2018-B8 Mortgage Trust	4.232%	1/15/52	125	140
3 Benchmark 2018-B8 Mortgage Trust	4.532%	1/15/52	50	54
3 Benchmark 2019-B10 Mortgage Trust	3.717%	3/15/62	80	87
3 Benchmark 2019-B10 Mortgage Trust	3.979%	3/15/62	50	52
3 Benchmark 2019-B11 Mortgage Trust	3.542%	5/15/52	275	295
3 Benchmark 2019-B11 Mortgage Trust	3.784%	5/15/52	75	76
3 Benchmark 2019-B13 Mortgage Trust	2.952%	8/15/57	280	289
3 Benchmark 2019-B14 Mortgage Trust	3.049%	12/15/62	225	234
3 Benchmark 2019-B15 Mortgage Trust	2.928%	12/15/72	230	237
3 Benchmark 2019-B9 Mortgage Trust	4.016%	3/15/52	105	116
3 Benchmark 2019-IG1 Mortgage Trust	2.687%	9/15/43	125	127
3 Benchmark 2019-IG1 Mortgage Trust	2.909%	9/15/43	50	47
3 Benchmark 2020-B16 Mortgage Trust	2.732%	2/15/53	100	101
3 Benchmark 2020-B16 Mortgage Trust	2.944%	2/15/53	25	23
3 Benchmark 2020-B17 Mortgage Trust	2.289%	3/15/53	100	98
3 Benchmark 2020-B17 Mortgage Trust	2.583%	3/15/53	30	28
3 BMW Vehicle Owner Trust 2018-A	2.350%	4/25/22	94	94
3 BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	50	50
3 Cantor Commercial Real Estate Lending
2019-CF1	3.786%	5/15/52	125	136
3 Cantor Commercial Real Estate Lending
2019-CF2	2.874%	11/15/52	140	142
3 Cantor Commercial Real Estate Lending
2019-CF3	3.006%	1/15/53	135	139

3 Cantor Commercial Real Estate Lending
2019-CF3	3.298%	1/15/53	60	58
3 Capital One Auto Receivables Trust 2019-1	2.510%	11/15/23	100	99
3 Capital One Auto Receivables Trust 2019-1	2.560%	10/15/24	35	35
3 Capital One Auto Receivables Trust 2020-1	1.600%	11/15/24	50	49
3 Capital One Auto Receivables Trust 2020-1	1.630%	8/15/25	15	14
3 Capital One Multi-Asset Execution Trust 2015-
A2	2.080%	3/15/23	250	250
3 Capital One Multi-Asset Execution Trust 2015-
A8	2.050%	8/15/23	150	150
3 Capital One Multi-Asset Execution Trust 2017-
A4	1.990%	7/17/23	250	250
3 Capital One Multi-Asset Execution Trust 2017-
A6	2.290%	7/15/25	225	226
3 Capital One Multi-Asset Execution Trust 2018-
A1	3.010%	2/15/24	125	124
3 Capital One Multi-Asset Execution Trust 2019-
A1	2.840%	12/15/24	75	77
3 CarMax Auto Owner Trust 2016-3	1.600%	1/18/22	48	48
3 CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	51	50
3 CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	50	50
3 CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	63	63
3 CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	50	50
3 CarMax Auto Owner Trust 2018-2	2.980%	1/17/23	75	75
3 CarMax Auto Owner Trust 2018-2	3.160%	7/17/23	50	51
3 CarMax Auto Owner Trust 2019-4	2.020%	11/15/24	180	175
3 CarMax Auto Owner Trust 2019-4	2.130%	7/15/25	25	25
3 CarMax Auto Owner Trust 2020-1	1.890%	12/16/24	40	40
3 CarMax Auto Owner Trust 2020-1	2.030%	6/16/25	15	15
3 CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	150	152
3 CD 2016-CD2 Commercial Mortgage Trust	3.526%	11/10/49	100	105
3 CD 2017-CD3 Commercial Mortgage Trust	3.453%	2/10/50	25	26
3 CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	144	152
3 CD 2017-CD3 Commercial Mortgage Trust	3.833%	2/10/50	31	33
3 CD 2017-CD6 Commercial Mortgage Trust	3.332%	11/13/50	50	51
3 CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	125	132
3 CD 2017-CD6 Commercial Mortgage Trust	3.709%	11/13/50	75	78
3 CD 2018-CD7 Commercial Mortgage Trust	4.279%	8/15/51	75	84
3 CD 2019-CD8 Commercial Mortgage Trust	2.912%	8/15/57	175	179
3 CenterPoint Energy Transition Bond Co. IV
LLC 2012-1	3.028%	10/15/25	350	355
3 CFCRE Commercial Mortgage Trust 2016-C3	3.865%	1/10/48	125	134
3 CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	150	156
CFCRE Commercial Mortgage Trust 2016-C4	3.691%	5/10/58	100	102
3 CFCRE Commercial Mortgage Trust 2016-C6	3.217%	11/10/49	250	260
3 CFCRE Commercial Mortgage Trust 2017-C8	3.572%	6/15/50	50	54
3 Chase Issuance Trust 2012-A7	2.160%	9/15/24	313	318
3 Chase Issuance Trust 2014-A2	2.770%	3/15/23	225	227
3 Chase Issuance Trust 2015-A4	1.840%	4/15/22	150	150
3 Chase Issuance Trust 2016-A4	1.490%	7/15/22	200	199
3 Chase Issuance Trust 2020-A1	1.530%	1/15/25	450	453
3 Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	100	100
3 Citibank Credit Card Issuance Trust 2014-A5	2.680%	6/7/23	200	201
3 Citibank Credit Card Issuance Trust 2016-A2	2.190%	11/20/23	200	200
3 Citibank Credit Card Issuance Trust 2018-A1	2.490%	1/20/23	550	552
3 Citibank Credit Card Issuance Trust 2018-A3	3.290%	5/23/25	450	464

3 Citigroup Commercial Mortgage Trust 2012-
GC8	3.024%	9/10/45	72	72
3 Citigroup Commercial Mortgage Trust 2013-
GC11	3.093%	4/10/46	100	102
3 Citigroup Commercial Mortgage Trust 2013-
GC15	4.371%	9/10/46	50	53
3 Citigroup Commercial Mortgage Trust 2013-
GC15	4.649%	9/10/46	75	79
3 Citigroup Commercial Mortgage Trust 2014-
GC19	3.552%	3/10/47	20	21
3 Citigroup Commercial Mortgage Trust 2014-
GC19	4.023%	3/10/47	25	27
3 Citigroup Commercial Mortgage Trust 2014-
GC19	4.345%	3/10/47	25	26
3 Citigroup Commercial Mortgage Trust 2014-
GC21	3.855%	5/10/47	50	52
3 Citigroup Commercial Mortgage Trust 2014-
GC21	4.328%	5/10/47	50	51
3 Citigroup Commercial Mortgage Trust 2014-
GC23	3.622%	7/10/47	100	105
3 Citigroup Commercial Mortgage Trust 2014-
GC25	3.635%	10/10/47	175	179
3 Citigroup Commercial Mortgage Trust 2015-
GC27	3.137%	2/10/48	225	234
3 Citigroup Commercial Mortgage Trust 2015-
GC27	3.571%	2/10/48	100	104
3 Citigroup Commercial Mortgage Trust 2015-
GC29	2.674%	4/10/48	7	7
3 Citigroup Commercial Mortgage Trust 2015-
GC29	3.192%	4/10/48	175	182
3 Citigroup Commercial Mortgage Trust 2015-
GC29	3.758%	4/10/48	84	83
3 Citigroup Commercial Mortgage Trust 2015-
GC31	3.762%	6/10/48	100	107
3 Citigroup Commercial Mortgage Trust 2015-
GC33	3.778%	9/10/58	100	106
3 Citigroup Commercial Mortgage Trust 2016-
C1	3.003%	5/10/49	55	56
3 Citigroup Commercial Mortgage Trust 2016-
C1	3.209%	5/10/49	125	131
3 Citigroup Commercial Mortgage Trust 2016-
GC36	3.616%	2/10/49	225	233
3 Citigroup Commercial Mortgage Trust 2016-
P4	2.902%	7/10/49	75	75
3 Citigroup Commercial Mortgage Trust 2017-
B1	3.458%	8/15/50	250	265
3 Citigroup Commercial Mortgage Trust 2017-
B1	3.711%	8/15/50	50	51
3 Citigroup Commercial Mortgage Trust 2017-
C4	3.471%	10/12/50	150	154
3 Citigroup Commercial Mortgage Trust 2017-
C4	3.764%	10/12/50	50	52
3 Citigroup Commercial Mortgage Trust 2018-
B2	3.788%	3/10/51	50	51
3 Citigroup Commercial Mortgage Trust 2018-
B2	4.009%	3/10/51	275	303

3	Citigroup Commercial Mortgage Trust 2019-
	GC41	2.869%	8/10/56	225	231
3	Citigroup Commercial Mortgage Trust 2019-
	GC43	3.038%	11/10/52	275	285
3	Citigroup Commercial Mortgage Trust 2020-
	GC46	2.717%	2/15/53	110	111
3	Citigroup Commercial Mortgage Trust 2020-
	GC46	2.918%	2/15/53	45	43
3	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	58	59
3	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	65	66
3,5	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	78	79
3	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	124	125
3	COMM 2013-CCRE10 Mortgage Trust	4.210%	8/10/46	20	21
3	COMM 2013-CCRE11 Mortgage Trust	3.660%	8/10/50	23	23
3	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	40	41
3	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	150	161
3	COMM 2013-CCRE11 Mortgage Trust	4.715%	8/10/50	30	32
3	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	37	37
3	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	48	49
3	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	50	53
3	COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	25	26
3	COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	25	25
3	COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	65	65
3	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	31	31
3	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	71	74
3	COMM 2013-CCRE9 Mortgage Trust	4.362%	7/10/45	90	94
3	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	40	42
3	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	83	85
3	COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	58	59
3	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	26	26
3	COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	24	24
3	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	56	60
3	COMM 2014-CCRE15 Mortgage Trust	4.845%	2/10/47	28	30
3	COMM 2014-CCRE16 Mortgage Trust	3.653%	4/10/47	41	43
3	COMM 2014-CCRE16 Mortgage Trust	4.278%	4/10/47	75	79
3	COMM 2014-CCRE17 Mortgage Trust	3.598%	5/10/47	21	21
3	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	50	53
3	COMM 2014-CCRE17 Mortgage Trust	4.377%	5/10/47	25	25
3	COMM 2014-CCRE18 Mortgage Trust	3.452%	7/15/47	40	41
3	COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	175	182
3	COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	50	52
3	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	50	53
3	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	162	170
3	COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	150	159
3	COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	9	9
3	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	50	53
3	COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	17	18
3	COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	54	57
3	COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	15	16
3	COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	10	10
3	COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	100	105
3	COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	125	130
3	COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	44	45
3	COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	125	129
3	COMM 2014-UBS6 Mortgage Trust	2.935%	12/10/47	21	21
3	COMM 2014-UBS6 Mortgage Trust	3.387%	12/10/47	119	122
3	COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/47	225	237

3	COMM 2014-UBS6 Mortgage Trust	4.048%	12/10/47	50	51
3	COMM 2015-CCRE22 Mortgage Trust	2.856%	3/10/48	14	14
3	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	150	156
3	COMM 2015-CCRE22 Mortgage Trust	3.603%	3/10/48	50	51
3	COMM 2015-CCRE23 Mortgage Trust	3.257%	5/10/48	75	77
3	COMM 2015-CCRE23 Mortgage Trust	3.497%	5/10/48	100	105
3	COMM 2015-CCRE23 Mortgage Trust	3.801%	5/10/48	50	50
3	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	125	135
3	COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	225	239
3	COMM 2015-CCRE27 Mortgage Trust	3.404%	10/10/48	125	129
3	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	125	131
3	COMM 2015-LC19 Mortgage Trust	3.040%	2/10/48	24	25
3	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	125	129
3	COMM 2015-LC19 Mortgage Trust	3.527%	2/10/48	50	52
3	COMM 2016-CCRE28 Mortgage Trust	3.762%	2/10/49	150	161
3	COMM 2016-DC2 Mortgage Trust	3.550%	2/10/49	125	130
3	COMM 2019-G44 Mortgage Trust	2.950%	8/15/57	115	118
3	CSAIL 2015-C1 Commercial Mortgage Trust	3.505%	4/15/50	100	106
3	CSAIL 2015-C1 Commercial Mortgage Trust	3.791%	4/15/50	75	77
3	CSAIL 2015-C1 Commercial Mortgage Trust	4.044%	4/15/50	50	50
3	CSAIL 2015-C2 Commercial Mortgage Trust	3.504%	6/15/57	150	158
3	CSAIL 2015-C2 Commercial Mortgage Trust	3.849%	6/15/57	75	77
3	CSAIL 2015-C3 Commercial Mortgage Trust	3.448%	8/15/48	85	88
3	CSAIL 2015-C3 Commercial Mortgage Trust	3.718%	8/15/48	100	105
3	CSAIL 2015-C3 Commercial Mortgage Trust	4.246%	8/15/48	50	50
3	CSAIL 2015-C4 Commercial Mortgage Trust	3.617%	11/15/48	50	52
3	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	75	78
3	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	200	212
3	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	150	151
3	CSAIL 2017-CX10 Commercial Mortgage
	Trust	3.458%	11/15/50	150	153
3	CSAIL 2017-CX9 Commercial Mortgage Trust	3.446%	9/15/50	50	53
3	CSAIL 2018-CX11 Commercial Mortgage
	Trust	4.033%	4/15/51	275	301
3	CSAIL 2018-CX12 Commercial Mortgage
	Trust	4.224%	8/15/51	25	28
3	CSAIL 2019-C15 Commercial Mortgage Trust	4.053%	3/15/52	225	240
3	CSAIL 2019-C16 Commercial Mortgage Trust	3.329%	6/15/52	275	282
3	DBJPM 16-C1 Mortgage Trust	3.276%	5/10/49	75	78
3	DBJPM 16-C3 Mortgage Trust	2.890%	8/10/49	100	103
3	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	100	106
3	DBJPM 17-C6 Mortgage Trust	3.561%	6/10/50	50	50
3	Discover Card Execution Note Trust 2015-A2	1.900%	10/17/22	275	275
3	Discover Card Execution Note Trust 2015-A4	2.190%	4/17/23	225	221
3	Discover Card Execution Note Trust 2017-A2	2.390%	7/15/24	150	150
3	Discover Card Execution Note Trust 2018-A1	3.030%	8/15/25	225	230
3	Discover Card Execution Note Trust 2019-A3	1.890%	10/15/24	275	276
3	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	64	64
3	Drive Auto Receivables Trust 2020-1	2.080%	7/15/24	75	73
3	Drive Auto Receivables Trust 2020-1	2.360%	3/16/26	50	48
2,3	Fannie Mae-Aces 2011-M2	3.764%	4/25/21	95	98
2,3	Fannie Mae-Aces 2011-M4	3.726%	6/25/21	148	152
2,3	Fannie Mae-Aces 2013-M12	2.489%	3/25/23	183	189
2,3	Fannie Mae-Aces 2013-M14	2.679%	4/25/23	72	74
2,3	Fannie Mae-Aces 2013-M14	3.329%	10/25/23	288	306
2,3	Fannie Mae-Aces 2013-M4	2.608%	3/25/22	2	2
2,3	Fannie Mae-Aces 2013-M7	2.280%	12/27/22	59	61

2,3	Fannie Mae-Aces 2014-M1	3.328%	7/25/23	332	352
2,3	Fannie Mae-Aces 2014-M12	2.614%	10/25/21	219	223
2,3	Fannie Mae-Aces 2014-M13	3.021%	8/25/24	200	211
2,3	Fannie Mae-Aces 2014-M2	3.513%	12/25/23	271	290
2,3	Fannie Mae-Aces 2014-M3	3.501%	1/25/24	132	140
2,3	Fannie Mae-Aces 2014-M4	3.346%	3/25/24	175	186
2,3	Fannie Mae-Aces 2014-M6	2.679%	5/25/21	160	162
2,3	Fannie Mae-Aces 2014-M7	3.375%	6/25/24	253	272
2,3	Fannie Mae-Aces 2014-M8	2.346%	6/25/24	2	2
2,3	Fannie Mae-Aces 2014-M8	3.056%	6/25/24	175	186
2,3	Fannie Mae-Aces 2014-M9	3.103%	7/25/24	196	206
2,3	Fannie Mae-Aces 2015-M1	2.532%	9/25/24	300	312
2,3	Fannie Mae-Aces 2015-M10	3.092%	4/25/27	100	109
2,3	Fannie Mae-Aces 2015-M12	2.889%	5/25/25	225	238
2,3	Fannie Mae-Aces 2015-M15	2.923%	10/25/25	275	294
2,3	Fannie Mae-Aces 2015-M2	2.620%	12/25/24	192	202
2,3	Fannie Mae-Aces 2015-M3	2.723%	10/25/24	99	104
2,3	Fannie Mae-Aces 2015-M4	2.509%	7/25/22	121	124
2,3	Fannie Mae-Aces 2015-M7	2.590%	12/25/24	194	203
2,3	Fannie Mae-Aces 2015-M8	2.344%	1/25/25	76	78
2,3	Fannie Mae-Aces 2015-M8	2.900%	1/25/25	100	106
2,3	Fannie Mae-Aces 2016-M11	2.369%	7/25/26	250	260
2,3	Fannie Mae-Aces 2016-M12	2.525%	9/25/26	250	264
2,3	Fannie Mae-Aces 2016-M2	2.152%	1/25/23	124	127
2,3	Fannie Mae-Aces 2016-M3	2.702%	2/25/26	100	106
2,3	Fannie Mae-Aces 2016-M4	2.576%	3/25/26	100	106
2,3	Fannie Mae-Aces 2016-M5	2.469%	4/25/26	200	209
2,3	Fannie Mae-Aces 2016-M7	2.157%	10/25/23	49	50
2,3	Fannie Mae-Aces 2016-M7	2.499%	9/25/26	75	77
2,3	Fannie Mae-Aces 2016-M9	2.292%	6/25/26	300	314
2,3	Fannie Mae-Aces 2017-M1	2.497%	10/25/26	200	211
2,3	Fannie Mae-Aces 2017-M10	2.646%	7/25/24	110	116
2,3	Fannie Mae-Aces 2017-M12	3.181%	6/25/27	300	330
2,3	Fannie Mae-Aces 2017-M15	3.196%	11/25/27	275	300
2,3	Fannie Mae-Aces 2017-M2	2.894%	2/25/27	200	217
2,3	Fannie Mae-Aces 2017-M4	2.670%	12/25/26	200	211
2,3	Fannie Mae-Aces 2017-M5	3.296%	4/25/29	75	84
2,3	Fannie Mae-Aces 2017-M7	2.961%	2/25/27	250	273
2,3	Fannie Mae-Aces 2017-M8	3.061%	5/25/27	514	559
2,3	Fannie Mae-Aces 2018-M10	3.497%	7/25/28	125	141
2,3	Fannie Mae-Aces 2018-M12	3.640%	8/25/30	50	58
2,3	Fannie Mae-Aces 2018-M14	3.697%	8/25/28	100	114
2,3	Fannie Mae-Aces 2018-M18	2.469%	8/25/29	250	258
2,3	Fannie Mae-Aces 2018-M2	2.999%	1/25/28	425	464
2,3	Fannie Mae-Aces 2018-M4	3.043%	3/25/28	165	181
2,3	Fannie Mae-Aces 2018-M7	3.052%	3/25/28	100	110
2,3	Fannie Mae-Aces 2018-M8	3.610%	2/25/31	300	346
2,3	Fannie Mae-Aces 2019-M1	3.555%	9/25/28	125	141
2,3	Fannie Mae-Aces 2019-M2	3.631%	11/25/28	200	230
2,3	Fannie Mae-Aces 2019-M22	2.522%	8/25/29	375	401
2,3	Fannie Mae-Aces 2019-M5	3.273%	1/25/29	200	223
2,3	Fannie Mae-Aces 2019-M7	3.143%	4/25/29	230	257
2,3	Fannie Mae-Aces 2019-M9	2.937%	4/25/29	325	357
2,3	Fannie Mae-Aces 2020-M1	2.444%	9/25/29	125	132
2,3	Fannie Mae-Aces 2020-M5	2.210%	1/25/30	125	129
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K011	4.084%	11/25/20	235	238

2,3	FHLMC Multifamily Structured Pass Through
	Certificates K014	3.871%	4/25/21	128	130
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K017	2.873%	12/25/21	318	326
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K019	2.272%	3/25/22	148	151
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K020	2.373%	5/25/22	350	357
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K021	2.396%	6/25/22	225	230
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K026	2.510%	11/25/22	325	334
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K027	2.637%	1/25/23	325	336
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K028	3.111%	2/25/23	475	497
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K029	3.320%	2/25/23	325	342
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K030	2.779%	9/25/22	115	117
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K030	3.250%	4/25/23	325	342
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K031	3.300%	4/25/23	1,215	1,290
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K032	3.016%	2/25/23	136	139
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K032	3.310%	5/25/23	340	362
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K033	2.871%	2/25/23	160	164
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K033	3.060%	7/25/23	325	344
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K034	3.531%	7/25/23	288	309
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K035	3.458%	8/25/23	400	428
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K036	3.527%	10/25/23	325	350
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K038	2.604%	10/25/23	46	46
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K038	3.389%	3/25/24	400	432
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K039	2.683%	12/25/23	35	36
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K039	3.303%	7/25/24	225	243
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K040	2.768%	4/25/24	69	71
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K040	3.241%	9/25/24	275	298
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K041	3.171%	10/25/24	275	297
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K042	2.267%	6/25/24	33	34
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K043	2.532%	10/25/23	34	34

2,3	FHLMC Multifamily Structured Pass Through
	Certificates K043	3.062%	12/25/24	150	162
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K045	2.493%	11/25/24	93	95
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K045	3.023%	1/25/25	175	188
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K046	3.205%	3/25/25	175	190
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K047	2.827%	12/25/24	74	76
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K047	3.329%	5/25/25	175	191
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K048	3.284%	6/25/25	225	245
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K049	3.010%	7/25/25	125	135
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K050	3.334%	8/25/25	200	219
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K052	3.151%	11/25/25	125	136
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K053	2.995%	12/25/25	75	81
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K054	2.745%	1/25/26	200	214
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K056	2.525%	5/25/26	150	159
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K058	2.653%	8/25/26	100	107
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K063	3.430%	1/25/27	475	532
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K064	3.224%	3/25/27	300	333
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K065	3.243%	4/25/27	433	486
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K066	3.117%	6/25/27	150	167
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K068	3.244%	8/25/27	125	141
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K069	3.187%	9/25/27	200	224
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K070	3.303%	11/25/27	75	85
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K071	3.286%	11/25/27	100	113
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K072	3.444%	12/25/27	100	114
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K073	3.350%	1/25/28	125	142
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K074	3.600%	1/25/28	225	259
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K075	3.650%	2/25/28	150	173
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K076	3.900%	4/25/28	350	412
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K078	3.854%	6/25/28	100	118

2,3	FHLMC Multifamily Structured Pass Through
	Certificates K079	3.926%	6/25/28	25	30
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K080	3.736%	4/25/28	97	107
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K080	3.926%	7/25/28	175	207
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K081	3.900%	8/25/28	100	118
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K082	3.920%	9/25/28	75	89
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K084	3.780%	10/25/28	275	322
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K085	4.060%	10/25/28	150	179
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K087	3.591%	10/25/27	97	106
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K087	3.771%	12/25/28	400	471
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K087	2.537%	10/25/29	350	381
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K088	3.690%	1/25/29	275	323
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K089	3.563%	1/25/29	25	29
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K090	3.422%	2/25/29	200	231
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K092	3.298%	4/25/29	225	258
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K094	2.903%	6/25/29	275	307
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K095	2.785%	6/25/29	275	304
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K096	2.519%	7/25/29	225	244
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K098	2.425%	8/25/29	450	485
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K099	2.595%	9/25/29	210	229
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K101	2.524%	10/25/29	370	402
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K103	2.651%	11/25/29	300	330
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K104	2.253%	2/25/52	445	475
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K105	1.872%	3/25/53	95	98
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K1504	3.459%	11/25/32	50	57
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K1510	3.718%	1/25/31	75	89
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K1510	3.794%	1/25/34	125	148
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K1511	3.470%	3/25/31	100	116
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K1511	3.542%	3/25/34	225	260

2,3	FHLMC Multifamily Structured Pass Through
	Certificates K1513	2.797%	8/25/34	210	237
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K1514	2.859%	10/25/34	225	247
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K152	3.080%	1/25/31	100	112
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K155	3.750%	11/25/32	100	118
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K155	3.750%	4/25/33	200	239
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K157	3.990%	5/25/33	75	90
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K157	4.000%	8/25/33	75	90
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K504	2.566%	9/25/20	34	34
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K714	3.034%	10/25/20	340	341
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K715	2.856%	1/25/21	121	122
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K716	3.130%	6/25/21	370	375
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K717	2.991%	9/25/21	224	228
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K718	2.375%	9/25/21	73	73
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K718	2.791%	1/25/22	225	229
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K720	2.716%	6/25/22	150	154
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K723	2.454%	8/25/23	125	129
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K724	3.062%	11/25/23	100	105
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K725	2.946%	7/25/24	200	211
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K726	2.905%	4/25/24	200	210
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K728	3.064%	8/25/24	275	293
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K730	3.452%	9/25/24	24	24
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K730	3.590%	1/25/25	275	299
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K731	3.600%	2/25/25	225	244
2,3	FHLMC Multifamily Structured Pass T hrough
	Certificates K734	3.208%	2/25/26	375	408
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K735	2.862%	5/25/26	500	537
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K737	2.525%	10/25/26	400	424
2,3	FHLMC Multifamily Structured Pass Through
	Certificates KC02	3.370%	7/25/25	175	187
2,3	FHLMC Multifamily Structured Pass Through
	Certificates KC02	3.505%	3/25/29	450	522

2,3	FHLMC Multifamily Structured Pass Through
	Certificates KC02	2.982%	5/25/29	400	448
2,3	FHLMC Multifamily Structured Pass Through
	Certificates KW01	2.853%	1/25/26	200	213
3	Fifth Third Auto Trust 2019-1	2.640%	12/15/23	125	123
3	Fifth Third Auto Trust 2019-1	2.690%	11/16/26	50	51
3	Ford Credit Auto Lease Trust 2018-A	2.930%	6/15/21	67	67
3	Ford Credit Auto Lease Trust 2019-A	2.900%	5/15/22	50	50
3	Ford Credit Auto Lease Trust 2019-A	2.980%	6/15/22	25	25
3	Ford Credit Auto Owner Trust 2017-A	1.670%	6/15/21	9	9
3	Ford Credit Auto Owner Trust 2017-A	1.920%	4/15/22	75	75
3	Ford Credit Auto Owner Trust 2017-C	2.010%	3/15/22	187	185
3	Ford Credit Auto Owner Trust 2019-A	2.780%	9/15/23	150	150
3	Ford Credit Auto Owner Trust 2019-A	2.850%	8/15/24	50	50
3	Ford Credit Floorplan Master Owner Trust A
	Series 2017-2	2.160%	9/15/22	160	158
3	Ford Credit Floorplan Master Owner Trust A
	Series 2017-3	2.480%	9/15/24	170	170
3	Ford Credit Floorplan Master Owner Trust A
	Series 2018-1	2.950%	5/15/23	225	224
3	Ford Credit Floorplan Master Owner Trust A
	Series 2018-2	3.170%	3/15/25	200	207
3	GM Financial Automobile Leasing Trust 2018-
	1	2.610%	1/20/21	23	23
3	GM Financial Automobile Leasing Trust 2018-
	1	2.680%	12/20/21	25	25
3	GM Financial Automobile Leasing Trust 2018-
	2	3.060%	6/21/21	26	25
3	GM Financial Automobile Leasing Trust 2018-
	2	3.160%	4/20/22	25	25
3	GM Financial Automobile Leasing Trust 2019-
	2	2.670%	3/21/22	75	75
3	GM Financial Automobile Leasing Trust 2019-
	2	2.720%	3/20/23	50	50
3	GM Financial Automobile Leasing Trust 2020-
	1	1.670%	12/20/22	25	25
3	GM Financial Automobile Leasing Trust 2020-
	1	1.700%	12/20/23	10	10
3	GM Financial Consumer Automobile 2018-2	2.810%	12/16/22	97	97
3	GM Financial Consumer Automobile 2018-2	3.020%	12/18/23	75	76
3	GM Financial Consumer Automobile 2020-1	1.840%	9/16/24	90	87
3	GM Financial Consumer Automobile 2020-1	1.900%	3/17/25	30	27
3	GS Mortgage Securities Corporation II 2013-
	GC10	2.943%	2/10/46	92	94
3	GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	80	81
3	GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	299	304
3	GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	136	138
3	GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	122	124
3	GS Mortgage Securities Trust 2013-GC10	3.279%	2/10/46	35	35
3	GS Mortgage Securities Trust 2013-GC13	4.050%	7/10/46	20	21
3	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	90	92
3	GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	39	39
3	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	20	21
3	GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	150	159
3	GS Mortgage Securities Trust 2014-GC18	4.074%	1/10/47	50	52
3	GS Mortgage Securities Trust 2014-GC22	3.467%	6/10/47	42	43
3	GS Mortgage Securities Trust 2014-GC22	3.862%	6/10/47	50	52

3 GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	125	131
3 GS Mortgage Securities Trust 2014-GC24	4.511%	9/10/47	25	25
3 GS Mortgage Securities Trust 2014-GC26	3.365%	11/10/47	70	72
3 GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	225	237
3 GS Mortgage Securities Trust 2014-GC26	3.964%	11/10/47	50	52
3 GS Mortgage Securities Trust 2014-GC26	4.215%	11/10/47	50	50
3 GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	150	156
3 GS Mortgage Securities Trust 2015-GC30	2.726%	5/10/50	19	19
3 GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	150	158
3 GS Mortgage Securities Trust 2015-GC32	3.513%	7/10/48	125	129
3 GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	50	51
3 GS Mortgage Securities Trust 2015-GC34	3.278%	10/10/48	125	129
3 GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	100	106
3 GS Mortgage Securities Trust 2016-GS2	3.050%	5/10/49	75	77
3 GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	200	202
3 GS Mortgage Securities Trust 2016-GS4	3.442%	11/10/49	75	80
3 GS Mortgage Securities Trust 2016-GS4	3.645%	11/10/49	50	51
3 GS Mortgage Securities Trust 2017-GS5	3.674%	3/10/50	150	159
3 GS Mortgage Securities Trust 2017-GS5	3.826%	3/10/50	50	50
3 GS Mortgage Securities Trust 2017-GS6	3.433%	5/10/50	150	157
3 GS Mortgage Securities Trust 2017-GS7	3.430%	8/10/50	261	279
3 GS Mortgage Securities Trust 2017-GS7	3.663%	8/10/50	70	69
3 GS Mortgage Securities Trust 2019-GC39	3.567%	5/10/52	100	107
3 GS Mortgage Securities Trust 2019-GC4	3.212%	9/1/52	50	48
3 GS Mortgage Securities Trust 2019-GC40	3.160%	7/10/52	150	157
3 GS Mortgage Securities Trust 2019-GS4	3.001%	9/1/52	275	284
3 GS Mortgage Securities Trust 2019-GSA1	3.048%	11/10/52	125	125
3 GS Mortgage Securities Trust 2020-GC45	2.911%	2/13/53	125	128
3 GS Mortgage Securities Trust 2020-GC45	3.173%	2/13/53	35	33
3 Honda Auto Receivables 2017-4 Owner Trust	2.050%	11/22/21	41	40
3 Honda Auto Receivables 2018-1 Owner Trust	2.640%	2/15/22	160	158
3 Honda Auto Receivables 2018-1 Owner Trust	2.830%	5/15/24	75	72
3 Honda Auto Receivables 2018-2 Owner Trust	3.010%	5/18/22	71	71
3 Honda Auto Receivables 2018-2 Owner Trust	3.160%	8/19/24	50	49
3 Honda Auto Receivables 2018-4 Owner Trust	2.520%	6/21/23	150	149
3 Honda Auto Receivables 2018-4 Owner Trust	2.540%	3/21/25	30	31
3 Honda Auto Receivables 2020-1 Owner Trust	1.610%	4/22/24	110	106
3 Honda Auto Receivables 2020-1 Owner Trust	1.630%	10/21/26	20	19
3 Hyundai Auto Receivables Trust 2016-B	1.450%	11/15/22	68	68
3 Hyundai Auto Receivables Trust 2018-A	2.790%	7/15/22	50	50
3 Hyundai Auto Receivables Trust 2018-A	2.940%	6/17/24	75	76
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C6	3.507%	5/15/45	161	165
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C8	2.829%	10/15/45	109	110
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-CIBX	3.483%	6/15/45	168	170
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.143%	12/15/47	51	52
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.372%	12/15/47	39	39
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.166%	12/15/46	100	106
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11	2.960%	4/15/46	208	212
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2015-JP1	3.914%	1/15/49	75	80

3 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP3	2.870%	8/15/49	250	255
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP4	3.648%	12/15/49	100	107
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP4	3.870%	12/15/49	75	76
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP5	3.723%	3/15/50	400	433
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.050%	7/15/50	34	35
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.744%	7/15/50	100	101
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2019-COR4	4.029%	3/10/52	300	330
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2019-COR5	3.386%	6/13/52	200	208
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2019-COR5	3.669%	6/13/52	25	25
3 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.664%	7/15/45	39	41
3 JPMBB Commercial Mortgage Securities
Trust 2013-C12	4.039%	7/15/45	26	27
3 JPMBB Commercial Mortgage Securities
Trust 2013-C14	3.761%	8/15/46	27	28
3 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.133%	8/15/46	100	105
3 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.409%	8/15/46	30	31
3 JPMBB Commercial Mortgage Securities
Trust 2013-C15	3.659%	11/15/45	7	7
3 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.131%	11/15/45	65	69
3 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.420%	11/15/45	35	36
3 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.079%	2/15/47	127	135
3 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.439%	2/15/47	25	26
3 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.804%	2/15/47	30	31
3 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.669%	4/15/47	50	51
3 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.997%	4/15/47	95	101
3 JPMBB Commercial Mortgage Securities
Trust 2014-C19	4.243%	4/15/47	50	51
3 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.428%	8/15/47	25	26
3 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.775%	8/15/47	25	26
3 JPMBB Commercial Mortgage Securities
Trust 2014-C22	3.801%	9/15/47	175	185
3 JPMBB Commercial Mortgage Securities
Trust 2014-C22	4.110%	9/15/47	50	51
3 JPMBB Commercial Mortgage Securities
Trust 2014-C23	3.934%	9/15/47	85	90

3 JPMBB Commercial Mortgage Securities
Trust 2014-C23	4.202%	9/15/47	50	51
3 JPMBB Commercial Mortgage Securities
Trust 2014-C24	2.940%	11/15/47	12	12
3 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.639%	11/15/47	50	53
3 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.914%	11/15/47	75	76
3 JPMBB Commercial Mortgage Securities
Trust 2014-C25	3.672%	11/15/47	200	210
3 JPMBB Commercial Mortgage Securities
Trust 2014-C25	4.065%	11/15/47	50	51
3 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.494%	1/15/48	175	183
3 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.800%	1/15/48	50	50
3 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.951%	1/15/48	50	50
3 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.017%	2/15/48	105	106
3 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.179%	2/15/48	59	61
3 JPMBB Commercial Mortgage Securities
Trust 2015-C28	2.773%	10/15/48	45	45
3 JPMBB Commercial Mortgage Securities
Trust 2015-C28	3.227%	10/15/48	125	129
3 JPMBB Commercial Mortgage Securities
Trust 2015-C28	3.532%	10/15/48	50	50
3 JPMBB Commercial Mortgage Securities
Trust 2015-C29	2.921%	5/15/48	19	19
3 JPMBB Commercial Mortgage Securities
Trust 2015-C29	3.304%	5/15/48	57	58
3 JPMBB Commercial Mortgage Securities
Trust 2015-C29	3.611%	5/15/48	100	105
3 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.559%	7/15/48	125	128
3 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.822%	7/15/48	100	106
3 JPMBB Commercial Mortgage Securities
Trust 2015-C30	4.226%	7/15/48	50	51
3 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.540%	8/15/48	53	55
3 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.801%	8/15/48	57	61
3 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.358%	11/15/48	125	128
3 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.598%	11/15/48	125	132
3 JPMBB Commercial Mortgage Securities
Trust 2015-C33	3.770%	12/15/48	82	87
3 JPMBB Commercial Mortgage Securities
Trust 2016-C1	3.316%	3/15/49	75	77
3 JPMDB Commercial Mortgage Securities
Trust 2016-C2	3.144%	6/15/49	75	78
3 JPMDB Commercial Mortgage Securities
Trust 2016-C2	3.484%	6/15/49	50	50

3 JPMDB Commercial Mortgage Securities
Trust 2017-C7	3.409%	10/15/50	75	79
3 JPMDB Commercial Mortgage Securities
Trust 2017-C7	3.713%	10/15/50	50	50
3 JPMDB Commercial Mortgage Securities
Trust 2018-C8	4.211%	6/15/51	225	251
3 JPMDB Commercial Mortgage Securities
Trust 2018-C8	4.421%	6/15/51	25	26
3 JPMDB Commercial Mortgage Securities
Trust 2019-COR6	3.057%	11/13/52	175	181
3 Mercedes-Benz Auto Lease Trust 2018-A	2.410%	2/16/21	10	10
3 Mercedes-Benz Auto Lease Trust 2018-A	2.510%	10/16/23	25	25
3 Mercedes-Benz Auto Lease Trust 2020-A	1.840%	12/15/22	50	49
3 Mercedes-Benz Auto Lease Trust 2020-A	1.880%	9/15/25	25	25
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2012-C5	3.176%	8/15/45	100	102
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11	4.153%	8/15/46	40	42
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11	4.353%	8/15/46	20	21
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C12	4.259%	10/15/46	100	102
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C7	2.918%	2/15/46	68	68
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C7	3.214%	2/15/46	14	14
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C8	3.134%	12/15/48	100	99
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C8	3.376%	12/15/48	50	51
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C9	3.102%	5/15/46	50	51
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C9	3.456%	5/15/46	50	51
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	3.669%	2/15/47	47	47
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	4.064%	2/15/47	100	105
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	4.764%	2/15/47	100	104
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	3.477%	6/15/47	21	22
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	3.892%	6/15/47	100	105
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	4.336%	6/15/47	50	51
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C18	3.194%	10/15/47	5	5
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C18	4.474%	10/15/47	50	51
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C19	3.326%	12/15/47	48	49
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C19	3.526%	12/15/47	75	79
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C20	3.069%	2/15/48	48	50

3 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C20	3.249%	2/15/48	200	208
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C22	3.040%	4/15/48	100	102
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C22	3.306%	4/15/48	75	79
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C22	3.883%	4/15/48	50	50
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C23	2.982%	7/15/50	11	11
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C23	3.398%	7/15/50	50	51
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C23	3.719%	7/15/50	125	132
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C25	3.383%	10/15/48	125	131
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C25	3.635%	10/15/48	75	78
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C26	3.323%	10/15/48	75	77
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C26	3.531%	10/15/48	75	76
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C27	3.557%	12/15/47	50	52
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C27	3.753%	12/15/47	75	80
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C28	3.288%	1/15/49	100	103
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C28	3.544%	1/15/49	225	234
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C30	2.860%	9/15/49	200	201
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C31	3.102%	11/15/49	250	256
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2017-C33	3.599%	5/15/50	150	160
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2017-C33	3.852%	5/15/50	100	103
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2017-C34	3.276%	11/15/52	125	132
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2017-C34	3.536%	11/15/52	150	159
3 Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	350	356
3 Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	75	75
3 Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	75	79
3 Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	100	102
3 Morgan Stanley Capital I Trust 2016-BNK2	3.282%	11/15/49	83	83
3 Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	200	205
3 Morgan Stanley Capital I Trust 2016-UBS12	3.596%	12/15/49	200	211
3 Morgan Stanley Capital I Trust 2017-H1	3.530%	6/15/50	150	159
3 Morgan Stanley Capital I Trust 2019-H6	3.417%	6/15/52	250	266
3 Morgan Stanley Capital I Trust 2019-H6	3.700%	6/15/52	25	25
3 Morgan Stanley Capital I Trust 2019-L2	4.071%	3/15/52	150	167
3 Morgan Stanley Capital I Trust 2019-L3	3.127%	11/15/52	200	209
3 Morgan Stanley Capital I Trust 2020-L4	2.698%	2/15/53	175	176
3 Morgan Stanley Capital I Trust 2020-L4	2.880%	2/15/53	25	23
3 Nissan Auto Lease Trust 2017-B	2.170%	12/15/21	4	4

3 Nissan Auto Lease Trust 2020-A	1.840%	1/17/23	50	49
3 Nissan Auto Lease Trust 2020-A	1.880%	4/15/25	25	25
3 Nissan Auto Receivables 2016-C Owner Trust	1.380%	1/17/23	62	61
3 Nissan Auto Receivables 2017-B Owner Trust	1.950%	10/16/23	104	102
3 Nissan Auto Receivables 2018-A Owner Trust	2.650%	5/16/22	96	97
3 Nissan Auto Receivables 2018-A Owner Trust	2.890%	6/17/24	100	101
3 Nissan Auto Receivables 2019-B Owner Trust	2.500%	11/15/23	125	123
3 Nissan Auto Receivables 2019-B Owner Trust	2.540%	12/15/25	30	30
3 Nissan Auto Receivables 2019-C	1.930%	7/15/24	150	149
3 Nissan Auto Receivables 2019-C	1.950%	5/15/26	35	35
Royal Bank of Canada	2.100%	10/14/20	800	804
Royal Bank of Canada	2.300%	3/22/21	175	177
3 Santander Drive Auto Receivables Trust
2018-2	3.030%	9/15/22	18	18
3 Santander Drive Auto Receivables Trust
2018-2	3.350%	7/17/23	50	50
3 Santander Drive Auto Receivables Trust
2018-3	3.290%	10/17/22	26	26
3 Santander Drive Auto Receivables Trust
2018-3	3.510%	8/15/23	50	50
3 Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	275	280
3 Synchrony Credit Card Master Note Trust
2016-2	2.210%	5/15/24	373	373
3 Synchrony Credit Card Master Note Trust
2017-2	2.620%	10/15/25	150	152
3 Synchrony Credit Card Master Note Trust
2018-1	2.970%	3/15/24	275	277
3 Synchrony Credit Card Master Note Trust
2018-2	3.470%	5/15/26	275	285
5 Toronto-Dominion Bank	2.250%	3/15/21	250	254
3 Toyota Auto Receivables 2016-C Owner Trust	1.320%	11/15/21	21	21
3 Toyota Auto Receivables 2017-D Owner Trust	1.930%	1/18/22	135	135
3 Toyota Auto Receivables 2018-A Owner Trust	2.350%	5/16/22	93	93
3 Toyota Auto Receivables 2018-A Owner Trust	2.520%	5/15/23	50	50
3 Toyota Auto Receivables 2018-B Owner Trust	2.960%	9/15/22	125	125
3 Toyota Auto Receivables 2018-B Owner Trust	3.110%	11/15/23	25	26
3 Toyota Auto Receivables 2020-A Owner Trust	1.660%	5/15/24	135	130
3 Toyota Auto Receivables 2020-A Owner Trust	1.680%	5/15/25	25	24
3 UBS Commercial Mortgage Trust 2017-C1	3.460%	6/15/50	100	106
3 UBS Commercial Mortgage Trust 2017-C1	3.724%	6/15/50	50	53
3 UBS Commercial Mortgage Trust 2017-C2	3.487%	8/15/50	150	159
3 UBS Commercial Mortgage Trust 2017-C2	3.740%	8/15/50	50	53
3 UBS Commercial Mortgage Trust 2017-C3	3.426%	8/15/50	175	183
3 UBS Commercial Mortgage Trust 2017-C3	3.739%	8/15/50	75	77
3 UBS Commercial Mortgage Trust 2017-C4	3.301%	10/15/50	100	106
3 UBS Commercial Mortgage Trust 2017-C4	3.563%	10/15/50	150	159
3 UBS Commercial Mortgage Trust 2017-C4	3.836%	10/15/50	62	64
3 UBS Commercial Mortgage Trust 2017-C5	3.474%	11/15/50	100	105
3 UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	150	161
3 UBS Commercial Mortgage Trust 2017-C7	4.061%	12/15/50	100	104
3 UBS Commercial Mortgage Trust 2018-C10	4.313%	5/15/51	175	198
3 UBS Commercial Mortgage Trust 2018-C11	4.241%	6/15/51	125	139
3 UBS Commercial Mortgage Trust 2018-C12	4.296%	8/15/51	100	111
3 UBS Commercial Mortgage Trust 2018-C13	4.208%	10/15/51	25	26
3 UBS Commercial Mortgage Trust 2018-C13	4.334%	10/15/51	75	84
3 UBS Commercial Mortgage Trust 2018-C14	4.448%	12/15/51	225	254
3 UBS Commercial Mortgage Trust 2018-C15	4.341%	12/15/51	125	141

3 UBS Commercial Mortgage Trust 2018-C8	3.720%	2/15/51	150	161
3 UBS Commercial Mortgage Trust 2018-C8	3.983%	2/15/51	275	301
3 UBS Commercial Mortgage Trust 2018-C8	4.215%	2/15/51	75	77
3 UBS Commercial Mortgage Trust 2018-C9	4.117%	3/15/51	275	303
3 UBS Commercial Mortgage Trust 2019-C16	3.605%	4/15/52	100	107
3 UBS Commercial Mortgage Trust 2019-C16	3.887%	4/15/52	25	25
3 UBS Commercial Mortgage Trust 2019-C17	2.921%	10/15/52	125	126
3 UBS Commercial Mortgage Trust 2019-C18	3.035%	12/15/52	75	76
3 UBS-Barclays Commercial Mortgage Trust
2013-C5	3.185%	3/10/46	104	105
3 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.244%	4/10/46	165	167
3 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.469%	4/10/46	25	25
3 Wells Fargo Commercial Mortgage Trust
2012-LC5	2.918%	10/15/45	62	63
3 Wells Fargo Commercial Mortgage Trust
2014-LC16	2.819%	8/15/50	1	1
3 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.817%	8/15/50	75	77
3 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.271%	12/15/47	52	52
3 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.405%	12/15/47	125	129
3 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.808%	12/15/47	75	77
3 Wells Fargo Commercial Mortgage Trust
2015-C26	2.991%	2/15/48	123	125
3 Wells Fargo Commercial Mortgage Trust
2015-C26	3.166%	2/15/48	75	78
3 Wells Fargo Commercial Mortgage Trust
2015-C26	3.580%	2/15/48	50	51
3 Wells Fargo Commercial Mortgage Trust
2015-C27	3.190%	2/15/48	234	244
3 Wells Fargo Commercial Mortgage Trust
2015-C28	3.540%	5/15/48	175	183
3 Wells Fargo Commercial Mortgage Trust
2015-C28	3.872%	5/15/48	31	32
3 Wells Fargo Commercial Mortgage Trust
2015-C29	3.400%	6/15/48	125	129
3 Wells Fargo Commercial Mortgage Trust
2015-C29	3.637%	6/15/48	175	184
3 Wells Fargo Commercial Mortgage Trust
2015-LC20	2.978%	4/15/50	29	30
3 Wells Fargo Commercial Mortgage Trust
2015-LC20	3.184%	4/15/50	276	286
3 Wells Fargo Commercial Mortgage Trust
2015-LC20	3.719%	4/15/50	50	49
3 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.571%	9/15/58	50	52
3 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.839%	9/15/58	75	81
3 Wells Fargo Commercial Mortgage Trust
2015-LC22	4.207%	9/15/58	75	78
3 Wells Fargo Commercial Mortgage Trust
2015-NXS1	2.632%	5/15/48	9	9

3 Wells Fargo Commercial Mortgage Trust
2015-NXS1	2.934%	5/15/48	49	50
3 Wells Fargo Commercial Mortgage Trust
2015-NXS1	3.148%	5/15/48	50	52
3 Wells Fargo Commercial Mortgage Trust
2015-P2	3.656%	12/15/48	100	104
3 Wells Fargo Commercial Mortgage Trust
2015-P2	3.809%	12/15/48	50	54
3 Wells Fargo Commercial Mortgage Trust
2015-SG1	3.789%	9/15/48	210	221
3 Wells Fargo Commercial Mortgage Trust
2016-BNK1	2.652%	8/15/49	150	149
3 Wells Fargo Commercial Mortgage Trust
2016-C32	3.324%	1/15/59	58	60
3 Wells Fargo Commercial Mortgage Trust
2016-C32	3.560%	1/15/59	125	127
3 Wells Fargo Commercial Mortgage Trust
2016-C33	3.426%	3/15/59	50	50
3 Wells Fargo Commercial Mortgage Trust
2016-C34	3.096%	6/15/49	75	78
3 Wells Fargo Commercial Mortgage Trust
2016-C37	3.794%	12/15/49	100	108
3 Wells Fargo Commercial Mortgage Trust
2016-LC24	2.825%	10/15/49	100	100
3 Wells Fargo Commercial Mortgage Trust
2016-LC24	2.942%	10/15/49	162	165
3 Wells Fargo Commercial Mortgage Trust
2017-C38	3.453%	7/15/50	192	204
3 Wells Fargo Commercial Mortgage Trust
2017-C38	3.665%	7/15/50	54	57
3 Wells Fargo Commercial Mortgage Trust
2017-C39	3.418%	9/15/50	175	176
3 Wells Fargo Commercial Mortgage Trust
2017-C39	3.702%	9/15/50	100	102
3 Wells Fargo Commercial Mortgage Trust
2017-C40	3.317%	10/15/50	100	105
3 Wells Fargo Commercial Mortgage Trust
2017-C40	3.581%	10/15/50	150	161
3 Wells Fargo Commercial Mortgage Trust
2017-C40	3.854%	10/15/50	25	26
3 Wells Fargo Commercial Mortgage Trust
2017-C41	3.472%	11/15/50	250	269
3 Wells Fargo Commercial Mortgage Trust
2018-C43	4.012%	3/15/51	275	299
3 Wells Fargo Commercial Mortgage Trust
2018-C43	4.152%	3/15/51	50	52
3 Wells Fargo Commercial Mortgage Trust
2018-C44	4.212%	5/15/51	175	192
3 Wells Fargo Commercial Mortgage Trust
2018-C45	4.184%	6/15/51	200	222
3 Wells Fargo Commercial Mortgage Trust
2018-C46	4.152%	8/15/51	75	84
3 Wells Fargo Commercial Mortgage Trust
2018-C47	4.442%	9/15/61	150	165
3 Wells Fargo Commercial Mortgage Trust
2019-C49	4.023%	3/15/52	225	251

3 Wells Fargo Commercial Mortgage Trust
2019-C50	3.729%	5/15/52	125	131
3 Wells Fargo Commercial Mortgage Trust
2019-C51	3.311%	6/15/52	200	208
3 Wells Fargo Commercial Mortgage Trust
2019-C52	2.892%	8/15/52	270	272
3 Wells Fargo Commercial Mortgage Trust
2019-C52	3.143%	8/15/52	100	96
3 Wells Fargo Commercial Mortgage Trust
2019-C53	3.040%	10/15/52	200	204
3 Wells Fargo Commercial Mortgage Trust
2019-C54	3.146%	12/15/52	100	103
3 Wells Fargo Commercial Mortgage Trust
2020-C55	2.725%	2/15/53	165	163
3 WFRBS Commercial Mortgage Trust 2012-C6	3.440%	4/15/45	172	176
3 WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	125	128
3 WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	100	102
3 WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	75	76
3 WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	122	124
3 WFRBS Commercial Mortgage Trust 2013-
C11	3.071%	3/15/45	94	96
3 WFRBS Commercial Mortgage Trust 2013-
C12	3.198%	3/15/48	39	39
3 WFRBS Commercial Mortgage Trust 2013-
C12	3.560%	3/15/48	18	18
3 WFRBS Commercial Mortgage Trust 2013-
C13	3.001%	5/15/45	76	77
3 WFRBS Commercial Mortgage Trust 2013-
C13	3.345%	5/15/45	15	15
3 WFRBS Commercial Mortgage Trust 2013-
C14	3.337%	6/15/46	150	155
3 WFRBS Commercial Mortgage Trust 2013-
C14	3.488%	6/15/46	75	76
3 WFRBS Commercial Mortgage Trust 2013-
C15	3.720%	8/15/46	15	15
3 WFRBS Commercial Mortgage Trust 2013-
C15	4.153%	8/15/46	100	105
3 WFRBS Commercial Mortgage Trust 2013-
C15	4.358%	8/15/46	20	21
3 WFRBS Commercial Mortgage Trust 2013-
C16	3.963%	9/15/46	22	22
3 WFRBS Commercial Mortgage Trust 2013-
C16	4.415%	9/15/46	30	32
3 WFRBS Commercial Mortgage Trust 2013-
C16	4.668%	9/15/46	50	53
3 WFRBS Commercial Mortgage Trust 2013-
C17	3.558%	12/15/46	19	19
3 WFRBS Commercial Mortgage Trust 2013-
C17	4.023%	12/15/46	25	26
3 WFRBS Commercial Mortgage Trust 2013-
C17	4.255%	12/15/46	25	26
3 WFRBS Commercial Mortgage Trust 2013-
C17	4.788%	12/15/46	25	26
3 WFRBS Commercial Mortgage Trust 2014-
C19	3.618%	3/15/47	20	21
3 WFRBS Commercial Mortgage Trust 2014-
C19	3.660%	3/15/47	21	21

3 WFRBS Commercial Mortgage Trust 2014-
C19	4.101%	3/15/47	50	54
3 WFRBS Commercial Mortgage Trust 2014-
C19	4.723%	3/15/47	25	26
3 WFRBS Commercial Mortgage Trust 2014-
C20	3.638%	5/15/47	21	21
3 WFRBS Commercial Mortgage Trust 2014-
C20	3.995%	5/15/47	25	26
3 WFRBS Commercial Mortgage Trust 2014-
C20	4.176%	5/15/47	25	26
3 WFRBS Commercial Mortgage Trust 2014-
C21	3.678%	8/15/47	75	78
3 WFRBS Commercial Mortgage Trust 2014-
C22	3.752%	9/15/57	150	159
3 WFRBS Commercial Mortgage Trust 2014-
C22	4.371%	9/15/57	25	25
3 WFRBS Commercial Mortgage Trust 2014-
C23	3.636%	10/15/57	70	72
3 WFRBS Commercial Mortgage Trust 2014-
C23	3.917%	10/15/57	50	53
3 WFRBS Commercial Mortgage Trust 2014-
C24	3.428%	11/15/47	38	39
3 WFRBS Commercial Mortgage Trust 2014-
C24	3.607%	11/15/47	65	66
3 WFRBS Commercial Mortgage Trust 2014-
LC14	3.522%	3/15/47	47	48
3 WFRBS Commercial Mortgage Trust 2014-
LC14	4.045%	3/15/47	140	143
3 WFRBS Commercial Mortgage Trust 2014-
LC14	4.351%	3/15/47	60	62
3 World Financial Network Credit Card Master
Note Trust Series 2017-C	2.310%	8/15/24	150	148
3 World Financial Network Credit Card Master
Note Trust Series 2018-A	3.070%	12/16/24	200	199
3 World Omni Auto Receivables Trust 2019-C	1.960%	12/16/24	125	125
3 World Omni Auto Receivables Trust 2020-A	1.100%	4/15/25	90	83
3 World Omni Automobile Lease Securitization
Trust 2020-A	1.700%	1/17/23	50	47
3 World Omni Automobile Lease Securitization
Trust 2020-A	1.790%	6/16/25	25	24
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $109,833)				113,566
Corporate Bonds (25.6%)
Finance (8.3%)
Banking (6.0%)
Ally Financial Inc.	4.125%	2/13/22	125	123
Ally Financial Inc.	3.875%	5/21/24	150	138
Ally Financial Inc.	5.125%	9/30/24	135	133
Ally Financial Inc.	8.000%	11/1/31	400	462
American Express Co.	3.700%	11/5/21	200	205
American Express Co.	2.750%	5/20/22	300	303
American Express Co.	2.500%	8/1/22	500	503
American Express Co.	2.650%	12/2/22	225	227
American Express Co.	3.400%	2/27/23	300	309
American Express Co.	3.700%	8/3/23	325	341
American Express Co.	3.400%	2/22/24	225	235
American Express Co.	2.500%	7/30/24	215	216
American Express Co.	3.000%	10/30/24	569	585

American Express Co.	3.625%	12/5/24	241	244
American Express Co.	4.200%	11/6/25	150	164
American Express Co.	3.125%	5/20/26	250	254
American Express Co.	4.050%	12/3/42	67	80
American Express Credit Corp.	2.250%	5/5/21	275	275
American Express Credit Corp.	2.700%	3/3/22	300	302
American Express Credit Corp.	3.300%	5/3/27	350	370
Associated Bank NA	3.500%	8/13/21	50	51
Australia & New Zealand Banking Group Ltd.	2.300%	6/1/21	325	327
Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	250	252
Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	200	203
Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	200	202
Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	250	268
Banco Santander SA	3.848%	4/12/23	200	200
Banco Santander SA	5.179%	11/19/25	250	255
Banco Santander SA	4.250%	4/11/27	600	601
Banco Santander SA	3.800%	2/23/28	200	194
Banco Santander SA	4.379%	4/12/28	200	205
Bancolombia SA	3.000%	1/29/25	200	178
Bank of America Corp.	2.625%	4/19/21	755	760
3 Bank of America Corp.	2.369%	7/21/21	500	499
3 Bank of America Corp.	2.328%	10/1/21	350	346
3 Bank of America Corp.	3.499%	5/17/22	175	177
Bank of America Corp.	2.503%	10/21/22	300	303
Bank of America Corp.	3.300%	1/11/23	600	622
3 Bank of America Corp.	3.124%	1/20/23	145	146
3 Bank of America Corp.	2.881%	4/24/23	1,000	1,013
3 Bank of America Corp.	2.816%	7/21/23	1,300	1,316
Bank of America Corp.	4.100%	7/24/23	300	317
3 Bank of America Corp.	3.004%	12/20/23	1,846	1,880
3 Bank of America Corp.	3.550%	3/5/24	690	714
3 Bank of America Corp.	3.864%	7/23/24	125	131
Bank of America Corp.	4.200%	8/26/24	650	695
Bank of America Corp.	4.000%	1/22/25	755	795
Bank of America Corp.	3.950%	4/21/25	500	524
3 Bank of America Corp.	3.093%	10/1/25	350	357
3 Bank of America Corp.	2.456%	10/22/25	300	300
3 Bank of America Corp.	3.366%	1/23/26	300	315
3 Bank of America Corp.	2.015%	2/13/26	1,000	979
Bank of America Corp.	4.450%	3/3/26	475	521
Bank of America Corp.	3.500%	4/19/26	320	341
Bank of America Corp.	4.250%	10/22/26	725	792
3 Bank of America Corp.	3.559%	4/23/27	750	785
Bank of America Corp.	3.248%	10/21/27	750	783
Bank of America Corp.	4.183%	11/25/27	560	593
3 Bank of America Corp.	3.824%	1/20/28	425	447
3 Bank of America Corp.	3.705%	4/24/28	350	366
3 Bank of America Corp.	3.593%	7/21/28	800	830
3 Bank of America Corp.	3.419%	12/20/28	1,334	1,378
3 Bank of America Corp.	3.970%	3/5/29	225	243
3 Bank of America Corp.	4.271%	7/23/29	575	621
3 Bank of America Corp.	3.974%	2/7/30	150	162
3 Bank of America Corp.	3.194%	7/23/30	1,125	1,134
3 Bank of America Corp.	2.884%	10/22/30	300	300
3 Bank of America Corp.	2.496%	2/13/31	1,000	973
Bank of America Corp.	6.110%	1/29/37	335	422
3 Bank of America Corp.	4.244%	4/24/38	300	346

Bank of America Corp.	7.750%	5/14/38	340	487
3 Bank of America Corp.	4.078%	4/23/40	550	620
Bank of America Corp.	5.875%	2/7/42	300	421
Bank of America Corp.	5.000%	1/21/44	750	954
Bank of America Corp.	4.875%	4/1/44	300	321
Bank of America Corp.	4.750%	4/21/45	100	104
3 Bank of America Corp.	4.443%	1/20/48	100	115
3 Bank of America Corp.	4.330%	3/15/50	250	299
Bank of America NA	6.000%	10/15/36	250	317
Bank of Montreal	3.100%	4/13/21	325	328
Bank of Montreal	1.900%	8/27/21	325	326
Bank of Montreal	2.900%	3/26/22	425	430
Bank of Montreal	2.350%	9/11/22	46	47
Bank of Montreal	2.550%	11/6/22	104	104
Bank of Montreal	3.300%	2/5/24	300	313
Bank of Montreal	2.500%	6/28/24	200	199
3 Bank of Montreal	4.338%	10/5/28	100	100
3 Bank of Montreal	3.803%	12/15/32	500	483
Bank of New York Mellon Corp.	2.050%	5/3/21	250	251
Bank of New York Mellon Corp.	3.550%	9/23/21	100	103
Bank of New York Mellon Corp.	2.600%	2/7/22	675	683
Bank of New York Mellon Corp.	1.950%	8/23/22	250	252
Bank of New York Mellon Corp.	2.950%	1/29/23	195	199
Bank of New York Mellon Corp.	3.500%	4/28/23	225	235
3 Bank of New York Mellon Corp.	2.661%	5/16/23	225	228
Bank of New York Mellon Corp.	3.450%	8/11/23	125	131
Bank of New York Mellon Corp.	2.200%	8/16/23	225	226
Bank of New York Mellon Corp.	3.250%	9/11/24	150	157
Bank of New York Mellon Corp.	2.100%	10/24/24	225	224
Bank of New York Mellon Corp.	3.000%	2/24/25	547	568
Bank of New York Mellon Corp.	2.800%	5/4/26	200	206
Bank of New York Mellon Corp.	2.450%	8/17/26	125	126
Bank of New York Mellon Corp.	3.250%	5/16/27	150	157
3 Bank of New York Mellon Corp.	3.442%	2/7/28	150	160
Bank of New York Mellon Corp.	3.000%	10/30/28	200	196
Bank of New York Mellon Corp.	3.300%	8/23/29	100	103
Bank of Nova Scotia	2.800%	7/21/21	420	422
Bank of Nova Scotia	2.700%	3/7/22	250	252
Bank of Nova Scotia	2.375%	1/18/23	50	50
Bank of Nova Scotia	1.950%	2/1/23	875	867
Bank of Nova Scotia	3.400%	2/11/24	200	208
Bank of Nova Scotia	2.200%	2/3/25	1,875	1,864
Bank of Nova Scotia	4.500%	12/16/25	300	315
Bank of Nova Scotia	2.700%	8/3/26	100	101
Barclays plc	3.200%	8/10/21	150	150
Barclays plc	3.684%	1/10/23	100	99
3 Barclays plc	4.610%	2/15/23	200	203
3 Barclays plc	4.338%	5/16/24	1,000	1,001
Barclays plc	3.650%	3/16/25	350	345
3 Barclays plc	3.932%	5/7/25	200	200
Barclays plc	4.375%	1/12/26	300	307
Barclays plc	5.200%	5/12/26	610	633
Barclays plc	4.337%	1/10/28	200	204
Barclays plc	4.836%	5/9/28	400	408
3 Barclays plc	4.972%	5/16/29	200	216
3 Barclays plc	5.088%	6/20/30	295	265
Barclays plc	5.250%	8/17/45	250	284

Barclays plc	4.950%	1/10/47	200	219
BBVA USA	3.500%	6/11/21	150	149
BBVA USA	2.875%	6/29/22	250	244
BPCE SA	2.750%	12/2/21	250	250
5 BPCE SA	3.000%	5/22/22	250	245
BPCE SA	4.000%	4/15/24	325	338
BPCE SA	3.375%	12/2/26	250	253
Canadian Imperial Bank of Commerce	2.550%	6/16/22	350	355
Canadian Imperial Bank of Commerce	3.500%	9/13/23	200	211
Canadian Imperial Bank of Commerce	3.100%	4/2/24	200	206
Canadian Imperial Bank of Commerce	2.250%	1/28/25	120	118
3 Capital One Bank USA NA	2.014%	1/27/23	250	244
Capital One Bank USA NA	3.375%	2/15/23	235	230
3 Capital One Bank USA NA	2.280%	1/28/26	425	391
Capital One Financial Corp.	4.750%	7/15/21	50	51
Capital One Financial Corp.	3.050%	3/9/22	175	174
Capital One Financial Corp.	3.200%	1/30/23	350	347
Capital One Financial Corp.	3.500%	6/15/23	27	27
Capital One Financial Corp.	3.900%	1/29/24	250	254
Capital One Financial Corp.	3.750%	4/24/24	450	455
Capital One Financial Corp.	3.300%	10/30/24	513	502
Capital One Financial Corp.	4.200%	10/29/25	175	173
Capital One Financial Corp.	3.750%	7/28/26	500	469
Capital One Financial Corp.	3.750%	3/9/27	100	97
Capital One Financial Corp.	3.800%	1/31/28	300	296
Capital One NA	2.250%	9/13/21	175	172
Capital One NA	2.650%	8/8/22	500	495
Citibank NA	3.400%	7/23/21	475	484
3 Citibank NA	2.844%	5/20/22	500	503
Citigroup Inc.	2.700%	3/30/21	550	552
Citigroup Inc.	2.350%	8/2/21	150	150
Citigroup Inc.	2.900%	12/8/21	200	202
Citigroup Inc.	4.500%	1/14/22	475	494
Citigroup Inc.	2.750%	4/25/22	425	429
Citigroup Inc.	2.700%	10/27/22	375	377
3 Citigroup Inc.	2.312%	11/4/22	300	299
Citigroup Inc.	3.375%	3/1/23	150	155
Citigroup Inc.	3.500%	5/15/23	675	685
3 Citigroup Inc.	2.876%	7/24/23	450	453
Citigroup Inc.	3.875%	10/25/23	738	770
Citigroup Inc.	4.000%	8/5/24	125	129
Citigroup Inc.	3.875%	3/26/25	350	365
3 Citigroup Inc.	3.352%	4/24/25	1,500	1,551
Citigroup Inc.	3.300%	4/27/25	125	129
Citigroup Inc.	4.400%	6/10/25	1,400	1,487
Citigroup Inc.	5.500%	9/13/25	75	84
Citigroup Inc.	3.700%	1/12/26	275	292
Citigroup Inc.	4.600%	3/9/26	275	296
Citigroup Inc.	3.200%	10/21/26	1,025	1,062
Citigroup Inc.	4.300%	11/20/26	75	78
Citigroup Inc.	4.450%	9/29/27	1,150	1,206
3 Citigroup Inc.	3.887%	1/10/28	475	500
3 Citigroup Inc.	3.668%	7/24/28	900	933
Citigroup Inc.	4.125%	7/25/28	100	104
3 Citigroup Inc.	3.520%	10/27/28	580	590
3 Citigroup Inc.	3.980%	3/20/30	475	508
3 Citigroup Inc.	2.976%	11/5/30	300	297

3 Citigroup Inc.	2.666%	1/29/31	450	436
Citigroup Inc.	6.625%	6/15/32	100	119
Citigroup Inc.	6.125%	8/25/36	75	85
3 Citigroup Inc.	3.878%	1/24/39	225	237
Citigroup Inc.	8.125%	7/15/39	562	898
Citigroup Inc.	5.875%	1/30/42	100	134
Citigroup Inc.	5.300%	5/6/44	375	440
Citigroup Inc.	4.650%	7/30/45	200	240
Citigroup Inc.	4.750%	5/18/46	375	412
Citigroup Inc.	4.650%	7/23/48	450	542
Citizens Bank NA	2.550%	5/13/21	200	200
Citizens Bank NA	3.250%	2/14/22	250	253
Citizens Bank NA	2.650%	5/26/22	125	125
Citizens Financial Group Inc.	4.300%	12/3/25	125	127
Citizens Financial Group Inc.	2.850%	7/27/26	175	171
Citizens Financial Group Inc.	2.500%	2/6/30	200	185
Comerica Bank	4.000%	7/27/25	50	50
Comerica Inc.	3.700%	7/31/23	200	205
Commonwealth Bank of Australia	2.550%	3/15/21	175	176
5 Commonwealth Bank of Australia	2.750%	3/10/22	500	503
5 Commonwealth Bank of Australia	3.350%	6/4/24	800	830
Cooperatieve Rabobank UA	2.750%	1/10/22	250	250
Cooperatieve Rabobank UA	3.875%	2/8/22	525	527
Cooperatieve Rabobank UA	3.950%	11/9/22	125	125
Cooperatieve Rabobank UA	4.625%	12/1/23	175	180
Cooperatieve Rabobank UA	3.375%	5/21/25	275	286
Cooperatieve Rabobank UA	4.375%	8/4/25	600	600
Cooperatieve Rabobank UA	3.750%	7/21/26	225	214
Cooperatieve Rabobank UA	5.250%	5/24/41	100	124
Cooperatieve Rabobank UA	5.750%	12/1/43	250	307
Cooperatieve Rabobank UA	5.250%	8/4/45	350	442
Credit Suisse AG	3.000%	10/29/21	600	612
Credit Suisse AG	2.100%	11/12/21	250	249
Credit Suisse AG	3.625%	9/9/24	575	604
5 Credit Suisse Group AG	3.574%	1/9/23	250	251
Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	250	250
Credit Suisse Group Funding Guernsey Ltd.	3.450%	4/16/21	275	275
Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	750	762
Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	825	842
Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	250	254
Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	375	449
Deutsche Bank AG	4.250%	10/14/21	600	571
Deutsche Bank AG	3.300%	11/16/22	500	491
Deutsche Bank AG	3.950%	2/27/23	300	297
Deutsche Bank AG	3.700%	5/30/24	548	493
Deutsche Bank AG	4.100%	1/13/26	100	91
Discover Bank	3.200%	8/9/21	100	99
Discover Bank	3.350%	2/6/23	150	151
Discover Bank	4.200%	8/8/23	300	311
Discover Bank	2.450%	9/12/24	150	143
Discover Bank	3.450%	7/27/26	100	97
Discover Bank	4.650%	9/13/28	250	253
Discover Bank	2.700%	2/6/30	100	89
Discover Financial Services	3.850%	11/21/22	200	204
Discover Financial Services	3.950%	11/6/24	450	456
Discover Financial Services	3.750%	3/4/25	183	181
Discover Financial Services	4.500%	1/30/26	200	204

Fifth Third Bancorp	3.500%	3/15/22	125	126
Fifth Third Bancorp	4.300%	1/16/24	275	290
Fifth Third Bancorp	3.650%	1/25/24	150	155
Fifth Third Bancorp	2.375%	1/28/25	349	340
Fifth Third Bancorp	3.950%	3/14/28	75	79
Fifth Third Bancorp	8.250%	3/1/38	200	278
Fifth Third Bank	2.250%	6/14/21	300	301
Fifth Third Bank	3.350%	7/26/21	200	202
Fifth Third Bank	3.950%	7/28/25	200	217
Fifth Third Bank	3.850%	3/15/26	200	204
Fifth Third Bank	2.250%	2/1/27	250	237
First Horizon National Corp.	3.500%	12/15/20	100	99
First Republic Bank	2.500%	6/6/22	100	98
3 First Republic Bank	1.912%	2/12/24	250	240
First Republic Bank	4.375%	8/1/46	75	76
FirstMerit Bank NA	4.270%	11/25/26	150	155
Goldman Sachs Capital I	6.345%	2/15/34	225	265
Goldman Sachs Group Inc.	2.625%	4/25/21	150	150
Goldman Sachs Group Inc.	5.250%	7/27/21	650	674
Goldman Sachs Group Inc.	2.350%	11/15/21	500	499
Goldman Sachs Group Inc.	5.750%	1/24/22	675	717
Goldman Sachs Group Inc.	3.000%	4/26/22	545	546
3 Goldman Sachs Group Inc.	2.876%	10/31/22	555	558
Goldman Sachs Group Inc.	3.625%	1/22/23	400	414
Goldman Sachs Group Inc.	3.200%	2/23/23	450	459
3 Goldman Sachs Group Inc.	2.908%	6/5/23	350	350
3 Goldman Sachs Group Inc.	2.905%	7/24/23	500	501
Goldman Sachs Group Inc.	3.625%	2/20/24	300	311
Goldman Sachs Group Inc.	4.000%	3/3/24	475	494
Goldman Sachs Group Inc.	3.850%	7/8/24	586	612
Goldman Sachs Group Inc.	3.500%	1/23/25	1,332	1,365
Goldman Sachs Group Inc.	3.750%	5/22/25	825	855
3 Goldman Sachs Group Inc.	3.272%	9/29/25	550	559
Goldman Sachs Group Inc.	4.250%	10/21/25	200	210
Goldman Sachs Group Inc.	3.750%	2/25/26	200	208
Goldman Sachs Group Inc.	3.500%	11/16/26	1,250	1,278
Goldman Sachs Group Inc.	5.950%	1/15/27	400	445
Goldman Sachs Group Inc.	3.850%	1/26/27	350	355
3 Goldman Sachs Group Inc.	3.691%	6/5/28	625	641
3 Goldman Sachs Group Inc.	3.814%	4/23/29	450	466
3 Goldman Sachs Group Inc.	4.223%	5/1/29	475	503
Goldman Sachs Group Inc.	6.450%	5/1/36	50	61
Goldman Sachs Group Inc.	6.750%	10/1/37	975	1,285
3 Goldman Sachs Group Inc.	4.017%	10/31/38	405	429
3 Goldman Sachs Group Inc.	4.411%	4/23/39	500	544
Goldman Sachs Group Inc.	6.250%	2/1/41	675	935
Goldman Sachs Group Inc.	4.800%	7/8/44	360	426
Goldman Sachs Group Inc.	5.150%	5/22/45	475	523
Goldman Sachs Group Inc.	4.750%	10/21/45	150	179
HSBC Bank USA NA	7.000%	1/15/39	250	304
HSBC Holdings plc	3.400%	3/8/21	625	628
HSBC Holdings plc	2.950%	5/25/21	800	803
HSBC Holdings plc	2.650%	1/5/22	500	495
HSBC Holdings plc	4.875%	1/14/22	160	165
HSBC Holdings plc	4.000%	3/30/22	290	297
3 HSBC Holdings plc	3.262%	3/13/23	560	561
HSBC Holdings plc	3.600%	5/25/23	200	200

3 HSBC Holdings plc	3.033%	11/22/23	200	191
HSBC Holdings plc	4.250%	3/14/24	250	255
3 HSBC Holdings plc	3.950%	5/18/24	1,500	1,530
3 HSBC Holdings plc	3.803%	3/11/25	1,075	1,115
HSBC Holdings plc	4.250%	8/18/25	150	155
3 HSBC Holdings plc	2.633%	11/7/25	200	197
HSBC Holdings plc	4.300%	3/8/26	1,100	1,174
HSBC Holdings plc	3.900%	5/25/26	450	459
3 HSBC Holdings plc	4.292%	9/12/26	500	523
HSBC Holdings plc	4.375%	11/23/26	350	358
3 HSBC Holdings plc	4.041%	3/13/28	400	407
3 HSBC Holdings plc	4.583%	6/19/29	400	420
3 HSBC Holdings plc	3.973%	5/22/30	570	584
HSBC Holdings plc	7.625%	5/17/32	100	143
HSBC Holdings plc	7.350%	11/27/32	100	124
HSBC Holdings plc	6.500%	5/2/36	350	426
HSBC Holdings plc	6.500%	9/15/37	50	60
HSBC Holdings plc	6.800%	6/1/38	200	249
HSBC Holdings plc	5.250%	3/14/44	750	809
HSBC USA Inc.	3.500%	6/23/24	150	151
Huntington Bancshares Inc.	7.000%	12/15/20	25	25
Huntington Bancshares Inc.	3.150%	3/14/21	100	100
Huntington Bancshares Inc.	2.300%	1/14/22	200	198
Huntington Bancshares Inc.	2.550%	2/4/30	250	228
Huntington National Bank	3.250%	5/14/21	250	252
Huntington National Bank	2.500%	8/7/22	200	200
Huntington National Bank	1.800%	2/3/23	275	268
Huntington National Bank	3.550%	10/6/23	250	259
ING Groep NV	3.150%	3/29/22	200	201
ING Groep NV	4.100%	10/2/23	300	306
ING Groep NV	3.550%	4/9/24	200	201
ING Groep NV	3.950%	3/29/27	300	305
ING Groep NV	4.550%	10/2/28	200	213
ING Groep NV	4.050%	4/9/29	200	206
JPMorgan Chase & Co.	2.550%	3/1/21	850	853
JPMorgan Chase & Co.	4.625%	5/10/21	250	256
JPMorgan Chase & Co.	2.400%	6/7/21	275	276
JPMorgan Chase & Co.	2.295%	8/15/21	450	449
JPMorgan Chase & Co.	4.350%	8/15/21	205	211
JPMorgan Chase & Co.	4.500%	1/24/22	325	340
3 JPMorgan Chase & Co.	3.514%	6/18/22	200	203
JPMorgan Chase & Co.	3.250%	9/23/22	750	772
JPMorgan Chase & Co.	2.972%	1/15/23	370	373
JPMorgan Chase & Co.	3.200%	1/25/23	750	778
3 JPMorgan Chase & Co.	3.207%	4/1/23	500	508
3 JPMorgan Chase & Co.	2.776%	4/25/23	350	354
JPMorgan Chase & Co.	3.375%	5/1/23	300	311
JPMorgan Chase & Co.	2.700%	5/18/23	250	257
JPMorgan Chase & Co.	3.875%	2/1/24	445	476
3 JPMorgan Chase & Co.	3.559%	4/23/24	485	504
JPMorgan Chase & Co.	3.625%	5/13/24	776	820
3 JPMorgan Chase & Co.	3.797%	7/23/24	175	184
JPMorgan Chase & Co.	3.875%	9/10/24	575	610
3 JPMorgan Chase & Co.	4.023%	12/5/24	300	318
JPMorgan Chase & Co.	3.125%	1/23/25	400	416
3 JPMorgan Chase & Co.	3.220%	3/1/25	600	622
JPMorgan Chase & Co.	3.900%	7/15/25	362	385

3 JPMorgan Chase & Co.	2.301%	10/15/25	700	700
JPMorgan Chase & Co.	3.300%	4/1/26	685	719
JPMorgan Chase & Co.	3.200%	6/15/26	300	312
JPMorgan Chase & Co.	2.950%	10/1/26	875	904
JPMorgan Chase & Co.	4.125%	12/15/26	450	488
3 JPMorgan Chase & Co.	3.960%	1/29/27	500	540
JPMorgan Chase & Co.	3.625%	12/1/27	1,000	1,035
3 JPMorgan Chase & Co.	3.782%	2/1/28	625	666
3 JPMorgan Chase & Co.	3.540%	5/1/28	350	369
3 JPMorgan Chase & Co.	3.509%	1/23/29	575	596
3 JPMorgan Chase & Co.	4.005%	4/23/29	300	323
3 JPMorgan Chase & Co.	4.203%	7/23/29	250	271
3 JPMorgan Chase & Co.	4.452%	12/5/29	300	336
3 JPMorgan Chase & Co.	3.702%	5/6/30	300	322
3 JPMorgan Chase & Co.	2.739%	10/15/30	1,500	1,502
JPMorgan Chase & Co.	6.400%	5/15/38	450	641
JPMorgan Chase & Co.	5.500%	10/15/40	1,650	2,256
JPMorgan Chase & Co.	5.600%	7/15/41	275	382
JPMorgan Chase & Co.	5.400%	1/6/42	150	205
JPMorgan Chase & Co.	5.625%	8/16/43	300	398
JPMorgan Chase & Co.	4.950%	6/1/45	100	126
3 JPMorgan Chase & Co.	4.260%	2/22/48	375	453
3 JPMorgan Chase & Co.	4.032%	7/24/48	500	583
3 JPMorgan Chase & Co.	3.964%	11/15/48	1,000	1,159
3 JPMorgan Chase & Co.	3.897%	1/23/49	400	461
KeyBank NA	2.300%	9/14/22	200	201
KeyBank NA	3.375%	3/7/23	250	257
KeyBank NA	3.300%	6/1/25	125	130
KeyCorp	5.100%	3/24/21	25	25
KeyCorp	4.150%	10/29/25	150	157
KeyCorp	4.100%	4/30/28	600	621
KeyCorp	2.550%	10/1/29	150	135
Lloyds Bank plc	3.300%	5/7/21	200	200
Lloyds Banking Group plc	3.000%	1/11/22	300	295
3 Lloyds Banking Group plc	2.858%	3/17/23	250	247
Lloyds Banking Group plc	4.050%	8/16/23	900	931
3 Lloyds Banking Group plc	2.907%	11/7/23	400	392
Lloyds Banking Group plc	3.900%	3/12/24	200	203
Lloyds Banking Group plc	4.450%	5/8/25	200	214
Lloyds Banking Group plc	4.582%	12/10/25	700	714
Lloyds Banking Group plc	4.650%	3/24/26	575	586
Lloyds Banking Group plc	3.750%	1/11/27	200	203
Lloyds Banking Group plc	4.375%	3/22/28	250	266
Lloyds Banking Group plc	4.550%	8/16/28	200	212
3 Lloyds Banking Group plc	3.574%	11/7/28	200	199
Lloyds Banking Group plc	5.300%	12/1/45	200	176
Lloyds Banking Group plc	4.344%	1/9/48	275	272
M&T Bank Corp.	3.550%	7/26/23	200	210
Manufacturers & Traders Trust Co.	2.900%	2/6/25	160	163
Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	235	235
Mitsubishi UFJ Financial Group Inc.	3.535%	7/26/21	200	205
Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	221	220
Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	1,275	1,298
Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	200	203
Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	675	674
Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	300	299
Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	300	306

Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	740	765
Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	100	101
Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	200	206
Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	200	200
Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	250	264
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	525	560
Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	250	250
Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	500	514
Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	250	251
Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	200	212
Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	200	211
Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	200	211
Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	175	177
Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	50	53
Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	200	200
Mizuho Financial Group Inc.	3.549%	3/5/23	200	202
3 Mizuho Financial Group Inc.	2.721%	7/16/23	300	299
3 Mizuho Financial Group Inc.	3.922%	9/11/24	200	213
3 Mizuho Financial Group Inc.	2.839%	7/16/25	375	331
3 Mizuho Financial Group Inc.	2.555%	9/13/25	100	97
Mizuho Financial Group Inc.	3.663%	2/28/27	250	254
Mizuho Financial Group Inc.	4.018%	3/5/28	325	349
3 Mizuho Financial Group Inc.	4.254%	9/11/29	400	460
3 Mizuho Financial Group Inc.	3.153%	7/16/30	500	486
3 Mizuho Financial Group Inc.	2.869%	9/13/30	100	98
Morgan Stanley	2.500%	4/21/21	200	200
Morgan Stanley	5.500%	7/28/21	650	676
Morgan Stanley	2.625%	11/17/21	500	501
Morgan Stanley	2.750%	5/19/22	600	607
Morgan Stanley	4.875%	11/1/22	425	447
Morgan Stanley	3.125%	1/23/23	250	256
Morgan Stanley	3.750%	2/25/23	675	704
3 Morgan Stanley	3.737%	4/24/24	750	767
Morgan Stanley	3.875%	4/29/24	545	573
Morgan Stanley	3.700%	10/23/24	650	687
Morgan Stanley	4.000%	7/23/25	330	353
Morgan Stanley	5.000%	11/24/25	650	709
Morgan Stanley	3.875%	1/27/26	225	241
Morgan Stanley	3.125%	7/27/26	700	724
Morgan Stanley	6.250%	8/9/26	425	508
Morgan Stanley	4.350%	9/8/26	400	429
Morgan Stanley	3.625%	1/20/27	250	264
Morgan Stanley	3.950%	4/23/27	325	338
3 Morgan Stanley	3.591%	7/22/28	935	980
3 Morgan Stanley	3.772%	1/24/29	575	606
3 Morgan Stanley	4.431%	1/23/30	550	611
3 Morgan Stanley	2.699%	1/22/31	1,700	1,664
3 Morgan Stanley	3.622%	4/1/31	600	624
Morgan Stanley	7.250%	4/1/32	150	206
3 Morgan Stanley	3.971%	7/22/38	375	404
3 Morgan Stanley	4.457%	4/22/39	250	285
Morgan Stanley	6.375%	7/24/42	600	868
Morgan Stanley	4.300%	1/27/45	650	791
Morgan Stanley	4.375%	1/22/47	175	214
MUFG Americas Holdings Corp.	3.500%	6/18/22	475	472
MUFG Americas Holdings Corp.	3.000%	2/10/25	80	70
MUFG Union Bank NA	3.150%	4/1/22	1,200	1,201

National Australia Bank Ltd.	1.875%	7/12/21	175	173
National Australia Bank Ltd.	3.375%	9/20/21	250	254
National Australia Bank Ltd.	3.700%	11/4/21	250	254
National Australia Bank Ltd.	2.500%	5/22/22	550	556
National Australia Bank Ltd.	3.000%	1/20/23	250	259
National Australia Bank Ltd.	3.625%	6/20/23	250	256
National Australia Bank Ltd.	3.375%	1/14/26	100	106
National Australia Bank Ltd.	2.500%	7/12/26	200	200
National Bank of Canada	2.100%	2/1/23	200	199
Northern Trust Corp.	3.375%	8/23/21	100	104
Northern Trust Corp.	3.950%	10/30/25	150	155
Northern Trust Corp.	3.650%	8/3/28	100	118
3 Northern Trust Corp.	3.375%	5/8/32	50	55
People's United Bank NA	4.000%	7/15/24	100	106
People's United Financial Inc.	3.650%	12/6/22	100	104
PNC Bank NA	2.150%	4/29/21	250	254
PNC Bank NA	2.550%	12/9/21	100	103
PNC Bank NA	2.625%	2/17/22	175	181
PNC Bank NA	2.450%	7/28/22	100	98
PNC Bank NA	2.700%	11/1/22	450	444
3 PNC Bank NA	2.028%	12/9/22	145	144
PNC Bank NA	3.300%	10/30/24	705	732
PNC Bank NA	2.950%	2/23/25	293	279
PNC Bank NA	3.250%	6/1/25	100	104
PNC Bank NA	3.100%	10/25/27	250	257
PNC Bank NA	3.250%	1/22/28	150	155
PNC Bank NA	4.050%	7/26/28	250	278
PNC Bank NA	2.700%	10/22/29	150	151
PNC Financial Services Group Inc.	3.500%	1/23/24	100	104
PNC Financial Services Group Inc.	3.900%	4/29/24	125	129
PNC Financial Services Group Inc.	3.150%	5/19/27	450	470
PNC Financial Services Group Inc.	3.450%	4/23/29	500	510
PNC Financial Services Group Inc.	2.550%	1/22/30	375	363
PNC Funding Corp.	3.300%	3/8/22	340	356
3 Regions Bank	3.374%	8/13/21	150	151
Regions Bank	6.450%	6/26/37	250	297
Regions Financial Corp.	3.800%	8/14/23	200	208
Royal Bank of Canada	3.200%	4/30/21	700	703
Royal Bank of Canada	2.750%	2/1/22	300	307
Royal Bank of Canada	2.800%	4/29/22	300	304
Royal Bank of Canada	1.950%	1/17/23	150	148
Royal Bank of Canada	3.700%	10/5/23	100	104
Royal Bank of Canada	2.550%	7/16/24	200	204
Royal Bank of Canada	2.250%	11/1/24	650	656
Royal Bank of Canada	4.650%	1/27/26	250	251
Royal Bank of Scotland Group plc	6.125%	12/15/22	100	103
3 Royal Bank of Scotland Group plc	3.498%	5/15/23	500	501
Royal Bank of Scotland Group plc	6.100%	6/10/23	195	200
Royal Bank of Scotland Group plc	3.875%	9/12/23	600	597
Royal Bank of Scotland Group plc	6.000%	12/19/23	100	103
Royal Bank of Scotland Group plc	5.125%	5/28/24	500	500
3 Royal Bank of Scotland Group plc	4.519%	6/25/24	300	305
3 Royal Bank of Scotland Group plc	4.892%	5/18/29	1,000	1,058
3 Royal Bank of Scotland Group plc	3.754%	11/1/29	200	184
3 Royal Bank of Scotland Group plc	5.076%	1/27/30	200	217
3 Royal Bank of Scotland Group plc	4.445%	5/8/30	650	681
Santander Holdings USA Inc.	3.400%	1/18/23	115	108

Santander Holdings USA Inc.	4.500%	7/17/25	1,125	1,055
Santander Holdings USA Inc.	3.244%	10/5/26	900	720
Santander Holdings USA Inc.	4.400%	7/13/27	250	245
Santander UK Group Holdings plc	2.875%	8/5/21	225	222
Santander UK Group Holdings plc	3.571%	1/10/23	200	199
3 Santander UK Group Holdings plc	3.823%	11/3/28	200	210
Santander UK plc	3.400%	6/1/21	200	198
Santander UK plc	3.750%	11/15/21	200	195
Santander UK plc	2.100%	1/13/23	325	315
Santander UK plc	4.000%	3/13/24	200	208
Santander UK plc	2.875%	6/18/24	200	200
Skandinaviska Enskilda Banken AB	2.625%	3/15/21	300	299
Skandinaviska Enskilda Banken AB	1.875%	9/13/21	750	747
Skandinaviska Enskilda Banken AB	2.800%	3/11/22	250	253
State Street Corp.	1.950%	5/19/21	125	124
3 State Street Corp.	2.653%	5/15/23	300	293
State Street Corp.	3.100%	5/15/23	400	410
State Street Corp.	3.700%	11/20/23	83	86
3 State Street Corp.	3.776%	12/3/24	200	209
State Street Corp.	3.300%	12/16/24	227	239
State Street Corp.	3.550%	8/18/25	225	237
3 State Street Corp.	2.354%	11/1/25	125	121
State Street Corp.	2.650%	5/19/26	125	125
3 State Street Corp.	4.141%	12/3/29	200	219
State Street Corp.	2.400%	1/24/30	150	147
3 State Street Corp.	3.031%	11/1/34	125	114
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	250	258
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	100	107
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	250	260
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	250	263
Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	340	340
Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	250	247
Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	475	474
Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	250	251
Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	200	202
Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	200	200
Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	250	259
Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	200	209
Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	200	205
Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	375	374
Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	320	317
Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	150	160
Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	125	125
Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	175	173
Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	200	206
Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	700	731
Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	300	302
Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	100	105
Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	475	475
Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	150	134
Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	320	317
SVB Financial Group	3.500%	1/29/25	100	104
Svenska Handelsbanken AB	2.450%	3/30/21	300	301
Svenska Handelsbanken AB	3.350%	5/24/21	200	202
Svenska Handelsbanken AB	1.875%	9/7/21	350	349
Synchrony Bank	3.650%	5/24/21	250	247
Synchrony Bank	3.000%	6/15/22	100	96

Synchrony Financial	2.850%	7/25/22	75	71
Synchrony Financial	4.250%	8/15/24	250	241
Synchrony Financial	4.500%	7/23/25	150	147
Synchrony Financial	3.700%	8/4/26	125	117
Synchrony Financial	3.950%	12/1/27	300	279
Synovus Financial Corp.	3.125%	11/1/22	50	50
Toronto-Dominion Bank	2.500%	12/14/20	100	100
Toronto-Dominion Bank	2.125%	4/7/21	175	174
Toronto-Dominion Bank	3.250%	6/11/21	600	610
Toronto-Dominion Bank	1.800%	7/13/21	150	150
Toronto-Dominion Bank	1.900%	12/1/22	225	225
Toronto-Dominion Bank	3.250%	3/11/24	400	419
Truist Bank	2.625%	1/15/22	250	253
Truist Bank	2.800%	5/17/22	400	405
3 Truist Bank	3.502%	8/2/22	250	251
Truist Bank	3.000%	2/2/23	75	76
Truist Bank	1.250%	3/9/23	1,000	969
Truist Bank	3.200%	4/1/24	500	516
3 Truist Bank	3.689%	8/2/24	250	253
Truist Bank	2.150%	12/6/24	250	247
Truist Bank	3.625%	9/16/25	500	497
Truist Bank	3.300%	5/15/26	200	206
Truist Financial Corp	2.900%	3/3/21	75	75
Truist Financial Corp.	2.050%	5/10/21	175	175
Truist Financial Corp.	3.200%	9/3/21	150	151
Truist Financial Corp.	2.700%	1/27/22	125	125
Truist Financial Corp.	2.750%	4/1/22	175	176
Truist Financial Corp.	3.050%	6/20/22	500	504
Truist Financial Corp.	3.750%	12/6/23	250	263
Truist Financial Corp.	2.500%	8/1/24	75	74
Truist Financial Corp.	2.850%	10/26/24	192	192
Truist Financial Corp.	3.700%	6/5/25	175	183
Truist Financial Corp.	3.875%	3/19/29	200	203
5 UBS AG	2.450%	12/1/20	200	199
US Bancorp	4.125%	5/24/21	250	256
US Bancorp	2.625%	1/24/22	200	203
US Bancorp	3.000%	3/15/22	125	128
US Bancorp	2.950%	7/15/22	400	408
US Bancorp	3.700%	1/30/24	150	158
US Bancorp	3.375%	2/5/24	500	521
US Bancorp	2.400%	7/30/24	200	200
US Bancorp	3.600%	9/11/24	50	52
US Bancorp	3.950%	11/17/25	25	27
US Bancorp	3.100%	4/27/26	300	305
US Bancorp	2.375%	7/22/26	25	24
US Bancorp	3.150%	4/27/27	275	284
US Bancorp	3.900%	4/26/28	75	83
US Bancorp	3.000%	7/30/29	190	200
US Bank NA	1.800%	1/21/22	175	175
US Bank NA	2.650%	5/23/22	250	254
US Bank NA	1.950%	1/9/23	300	301
US Bank NA	2.850%	1/23/23	250	255
US Bank NA	3.400%	7/24/23	250	263
US Bank NA	2.050%	1/21/25	175	174
US Bank NA	2.800%	1/27/25	625	630
Wachovia Corp.	6.605%	10/1/25	265	308
Wells Fargo & Co.	2.550%	12/7/20	300	300

Wells Fargo & Co.	2.500%	3/4/21	1,350	1,355
Wells Fargo & Co.	4.600%	4/1/21	825	842
Wells Fargo & Co.	2.100%	7/26/21	350	349
Wells Fargo & Co.	3.500%	3/8/22	450	458
Wells Fargo & Co.	2.625%	7/22/22	735	744
Wells Fargo & Co.	3.069%	1/24/23	1,050	1,067
Wells Fargo & Co.	3.450%	2/13/23	350	360
Wells Fargo & Co.	3.750%	1/24/24	200	212
Wells Fargo & Co.	3.000%	2/19/25	425	439
3 Wells Fargo & Co.	2.406%	10/30/25	600	592
Wells Fargo & Co.	3.000%	4/22/26	1,275	1,312
Wells Fargo & Co.	4.100%	6/3/26	725	759
Wells Fargo & Co.	3.000%	10/23/26	675	690
Wells Fargo & Co.	4.300%	7/22/27	475	498
3 Wells Fargo & Co.	3.584%	5/22/28	500	524
Wells Fargo & Co.	4.150%	1/24/29	200	218
3 Wells Fargo & Co.	2.879%	10/30/30	1,800	1,784
3 Wells Fargo & Co.	4.478%	4/4/31	500	565
Wells Fargo & Co.	5.375%	2/7/35	200	239
Wells Fargo & Co.	5.375%	11/2/43	500	600
Wells Fargo & Co.	5.606%	1/15/44	600	714
Wells Fargo & Co.	4.650%	11/4/44	325	365
Wells Fargo & Co.	3.900%	5/1/45	250	282
Wells Fargo & Co.	4.900%	11/17/45	250	285
Wells Fargo & Co.	4.400%	6/14/46	300	323
Wells Fargo & Co.	4.750%	12/7/46	350	404
3 Wells Fargo Bank NA	3.325%	7/23/21	250	250
Wells Fargo Bank NA	3.625%	10/22/21	450	462
3 Wells Fargo Bank NA	2.897%	5/27/22	600	600
3 Wells Fargo Bank NA	2.082%	9/9/22	850	847
Wells Fargo Bank NA	3.550%	8/14/23	750	786
Wells Fargo Bank NA	5.950%	8/26/36	200	255
Wells Fargo Bank NA	5.850%	2/1/37	300	402
Wells Fargo Bank NA	6.600%	1/15/38	225	310
Westpac Banking Corp.	2.100%	5/13/21	600	597
Westpac Banking Corp.	2.000%	8/19/21	275	274
Westpac Banking Corp.	2.500%	6/28/22	1,000	991
Westpac Banking Corp.	2.750%	1/11/23	200	202
Westpac Banking Corp.	2.000%	1/13/23	150	148
Westpac Banking Corp.	3.650%	5/15/23	75	78
Westpac Banking Corp.	3.300%	2/26/24	250	259
Westpac Banking Corp.	2.350%	2/19/25	200	202
Westpac Banking Corp.	2.850%	5/13/26	200	207
Westpac Banking Corp.	2.700%	8/19/26	175	180
Westpac Banking Corp.	3.350%	3/8/27	250	254
Westpac Banking Corp.	2.650%	1/16/30	150	149
3 Westpac Banking Corp.	2.894%	2/4/30	425	406
3 Westpac Banking Corp.	4.322%	11/23/31	500	487
Westpac Banking Corp.	4.110%	7/24/34	25	24
Westpac Banking Corp.	4.421%	7/24/39	100	98
Zions Bancorp NA	3.500%	8/27/21	250	259
Zions Bancorp NA	3.250%	10/29/29	250	212

Brokerage (0.3%)
Affiliated Managers Group Inc.	4.250%	2/15/24	100	108
Affiliated Managers Group Inc.	3.500%	8/1/25	125	132
Ameriprise Financial Inc.	3.000%	3/22/22	50	51

Ameriprise Financial Inc.	4.000%	10/15/23	250	263
Ameriprise Financial Inc.	3.700%	10/15/24	187	190
Ameriprise Financial Inc.	3.000%	4/2/25	20	20
BGC Partners Inc.	5.125%	5/27/21	50	51
BGC Partners Inc.	3.750%	10/1/24	105	94
BlackRock Inc.	4.250%	5/24/21	125	128
BlackRock Inc.	3.375%	6/1/22	175	181
BlackRock Inc.	3.500%	3/18/24	175	185
BlackRock Inc.	3.200%	3/15/27	100	104
BlackRock Inc.	3.250%	4/30/29	90	94
BlackRock Inc.	2.400%	4/30/30	380	379
Brookfield Asset Management Inc.	4.000%	1/15/25	157	158
Brookfield Finance Inc.	4.250%	6/2/26	50	52
Brookfield Finance Inc.	3.900%	1/25/28	125	129
Brookfield Finance Inc.	4.850%	3/29/29	150	150
Brookfield Finance Inc.	4.700%	9/20/47	150	144
Brookfield Finance LLC	4.000%	4/1/24	175	176
Brookfield Finance LLC	3.450%	4/15/50	125	100
Cboe Global Markets Inc.	3.650%	1/12/27	110	112
Charles Schwab Corp.	3.250%	5/21/21	125	125
Charles Schwab Corp.	3.225%	9/1/22	300	303
Charles Schwab Corp.	2.650%	1/25/23	100	102
Charles Schwab Corp.	3.550%	2/1/24	400	420
Charles Schwab Corp.	3.850%	5/21/25	25	27
Charles Schwab Corp.	3.200%	3/2/27	250	264
Charles Schwab Corp.	3.200%	1/25/28	100	104
Charles Schwab Corp.	4.000%	2/1/29	125	132
Charles Schwab Corp.	3.250%	5/22/29	100	102
CME Group Inc.	3.000%	9/15/22	125	126
CME Group Inc.	3.000%	3/15/25	214	216
CME Group Inc.	5.300%	9/15/43	150	204
E*TRADE Financial Corp.	3.800%	8/24/27	75	74
E*TRADE Financial Corp.	4.500%	6/20/28	65	67
Eaton Vance Corp.	3.625%	6/15/23	50	51
Eaton Vance Corp.	3.500%	4/6/27	100	102
Franklin Resources Inc.	2.800%	9/15/22	225	227
Intercontinental Exchange Inc.	2.350%	9/15/22	100	100
Intercontinental Exchange Inc.	4.000%	10/15/23	150	162
Intercontinental Exchange Inc.	3.750%	12/1/25	300	317
Intercontinental Exchange Inc.	3.100%	9/15/27	150	152
Intercontinental Exchange Inc.	3.750%	9/21/28	75	80
Intercontinental Exchange Inc.	4.250%	9/21/48	175	203
Invesco Finance plc	3.125%	11/30/22	175	175
Invesco Finance plc	4.000%	1/30/24	450	461
Invesco Finance plc	3.750%	1/15/26	170	177
Invesco Finance plc	5.375%	11/30/43	75	94
Janus Capital Group Inc.	4.875%	8/1/25	75	77
Jefferies Financial Group Inc.	5.500%	10/18/23	150	152
Jefferies Group LLC	6.875%	4/15/21	105	105
Jefferies Group LLC	5.125%	1/20/23	100	102
Jefferies Group LLC	4.850%	1/15/27	200	198
Jefferies Group LLC	6.450%	6/8/27	50	52
Jefferies Group LLC	6.250%	1/15/36	75	65
Jefferies Group LLC	6.500%	1/20/43	75	65
Jefferies Group LLC / Jefferies Group Capital
Finance Inc.	4.150%	1/23/30	300	262
Lazard Group LLC	3.750%	2/13/25	50	50

Lazard Group LLC	3.625%	3/1/27	100	96
Lazard Group LLC	4.500%	9/19/28	100	101
Legg Mason Inc.	4.750%	3/15/26	100	102
Legg Mason Inc.	5.625%	1/15/44	100	107
Nasdaq Inc.	4.250%	6/1/24	125	130
Nasdaq Inc.	3.850%	6/30/26	100	104
Nomura Holdings Inc.	2.648%	1/16/25	170	166
Nomura Holdings Inc.	3.103%	1/16/30	400	377
Raymond James Financial Inc.	3.625%	9/15/26	75	75
Raymond James Financial Inc.	4.650%	4/1/30	55	58
Raymond James Financial Inc.	4.950%	7/15/46	210	230
Stifel Financial Corp.	3.500%	12/1/20	50	49
Stifel Financial Corp.	4.250%	7/18/24	150	147
TD Ameritrade Holding Corp.	2.950%	4/1/22	125	125
TD Ameritrade Holding Corp.	3.625%	4/1/25	100	104
TD Ameritrade Holding Corp.	3.300%	4/1/27	125	127
TD Ameritrade Holding Corp.	2.750%	10/1/29	50	49

Finance Companies (0.2%)
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.500%	5/15/21	150	138
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	5.000%	10/1/21	200	180
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.450%	12/16/21	70	63
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.950%	2/1/22	125	109
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.500%	5/26/22	100	83
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.625%	7/1/22	175	149
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.300%	1/23/23	125	97
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.500%	1/15/25	186	154
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.450%	10/1/25	125	109
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.650%	7/21/27	150	116
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.875%	1/23/28	300	234
Air Lease Corp.	2.500%	3/1/21	250	227
Air Lease Corp.	3.875%	4/1/21	75	68
Air Lease Corp.	3.375%	6/1/21	75	68
Air Lease Corp.	3.750%	2/1/22	300	276
Air Lease Corp.	2.625%	7/1/22	100	87
Air Lease Corp.	2.250%	1/15/23	100	84
Air Lease Corp.	2.750%	1/15/23	100	85
Air Lease Corp.	3.875%	7/3/23	100	90
Air Lease Corp.	4.250%	2/1/24	200	172
Air Lease Corp.	4.250%	9/15/24	75	67
Air Lease Corp.	2.300%	2/1/25	200	159
Air Lease Corp.	3.250%	3/1/25	150	118
Air Lease Corp.	3.625%	4/1/27	75	60
Air Lease Corp.	3.625%	12/1/27	100	82
Air Lease Corp.	4.625%	10/1/28	100	86
Air Lease Corp.	3.250%	10/1/29	100	75

Air Lease Corp.	3.000%	2/1/30	225	173
Aircastle Ltd.	4.400%	9/25/23	125	121
Aircastle Ltd.	4.125%	5/1/24	400	353
Aircastle Ltd.	4.250%	6/15/26	100	86
Ares Capital Corp.	3.500%	2/10/23	250	232
Ares Capital Corp.	4.200%	6/10/24	200	186
Ares Capital Corp.	4.250%	3/1/25	105	91
Ares Capital Corp.	3.250%	7/15/25	115	99
FS KKR Capital Corp.	4.750%	5/15/22	25	23
FS KKR Capital Corp.	4.625%	7/15/24	25	19
FS KKR Capital Corp.	4.125%	2/1/25	100	92
GATX Corp.	3.250%	3/30/25	125	129
GATX Corp.	3.250%	9/15/26	50	51
GATX Corp.	3.850%	3/30/27	175	181
GATX Corp.	3.500%	3/15/28	100	102
GATX Corp.	4.550%	11/7/28	150	165
GATX Corp.	4.700%	4/1/29	75	81
GATX Corp.	4.500%	3/30/45	50	52
GE Capital International Funding Co.
Unlimited Co.	3.373%	11/15/25	358	358
GE Capital International Funding Co.
Unlimited Co.	4.418%	11/15/35	2,168	2,339
International Lease Finance Corp.	8.250%	12/15/20	200	197
International Lease Finance Corp.	4.625%	4/15/21	89	84
International Lease Finance Corp.	8.625%	1/15/22	315	306
International Lease Finance Corp.	5.875%	8/15/22	160	144
Oaktree Specialty Lending Corp.	3.500%	2/25/25	40	37
Owl Rock Capital Corp.	5.250%	4/15/24	25	25
Owl Rock Capital Corp.	4.000%	3/30/25	47	36
Owl Rock Capital Corp.	3.750%	7/22/25	180	154
Prospect Capital Corp.	5.875%	3/15/23	40	40
TPG Specialty Lending Inc.	3.875%	11/1/24	50	51

Insurance (1.1%)
ACE Capital Trust II	9.700%	4/1/30	50	66
AEGON Funding Co. LLC	5.750%	12/15/20	81	83
Aetna Inc.	2.750%	11/15/22	200	199
Aetna Inc.	2.800%	6/15/23	125	127
Aetna Inc.	3.500%	11/15/24	125	127
Aetna Inc.	6.625%	6/15/36	130	168
Aetna Inc.	6.750%	12/15/37	100	131
Aetna Inc.	4.500%	5/15/42	75	79
Aetna Inc.	4.125%	11/15/42	75	76
Aetna Inc.	3.875%	8/15/47	300	308
Aflac Inc.	3.625%	6/15/23	125	127
Aflac Inc.	3.625%	11/15/24	125	132
Aflac Inc.	3.250%	3/17/25	125	128
Aflac Inc.	2.875%	10/15/26	75	74
Aflac Inc.	3.600%	4/1/30	225	229
Aflac Inc.	4.000%	10/15/46	50	47
Aflac Inc.	4.750%	1/15/49	115	123
Alleghany Corp.	4.900%	9/15/44	100	102
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	75	78
Allstate Corp.	3.150%	6/15/23	100	101
Allstate Corp.	5.550%	5/9/35	75	101
Allstate Corp.	4.500%	6/15/43	125	151
Allstate Corp.	4.200%	12/15/46	200	238

Allstate Corp.	3.850%	8/10/49	100	114
3 Allstate Corp.	5.750%	8/15/53	75	66
3 Allstate Corp.	6.500%	5/15/67	100	110
American Financial Group Inc.	3.500%	8/15/26	50	57
American Financial Group Inc.	5.250%	4/2/30	150	146
American Financial Group Inc.	4.500%	6/15/47	110	108
American International Group Inc.	6.400%	12/15/20	385	396
American International Group Inc.	3.300%	3/1/21	275	275
American International Group Inc.	4.875%	6/1/22	250	258
American International Group Inc.	4.125%	2/15/24	70	72
American International Group Inc.	3.750%	7/10/25	85	86
American International Group Inc.	4.200%	4/1/28	200	205
American International Group Inc.	4.250%	3/15/29	50	52
American International Group Inc.	3.875%	1/15/35	200	195
American International Group Inc.	4.700%	7/10/35	75	78
American International Group Inc.	6.250%	5/1/36	475	562
American International Group Inc.	4.500%	7/16/44	500	520
3 American International Group Inc.	5.750%	4/1/48	125	108
American International Group Inc.	4.375%	1/15/55	125	119
3 American International Group Inc.	8.175%	5/15/68	95	109
Anthem Inc.	3.700%	8/15/21	125	127
Anthem Inc.	3.125%	5/15/22	150	151
Anthem Inc.	2.950%	12/1/22	150	152
Anthem Inc.	3.300%	1/15/23	200	203
Anthem Inc.	3.500%	8/15/24	475	486
Anthem Inc.	3.350%	12/1/24	160	163
Anthem Inc.	2.375%	1/15/25	100	99
Anthem Inc.	3.650%	12/1/27	300	309
Anthem Inc.	4.101%	3/1/28	400	431
Anthem Inc.	2.875%	9/15/29	75	73
Anthem Inc.	5.950%	12/15/34	1	1
Anthem Inc.	5.850%	1/15/36	75	98
Anthem Inc.	6.375%	6/15/37	50	69
Anthem Inc.	4.625%	5/15/42	175	188
Anthem Inc.	4.650%	1/15/43	775	861
Anthem Inc.	5.100%	1/15/44	100	119
Anthem Inc.	4.375%	12/1/47	300	323
Anthem Inc.	4.550%	3/1/48	155	174
Anthem Inc.	4.850%	8/15/54	50	56
Aon Corp.	8.205%	1/1/27	25	26
Aon Corp.	4.500%	12/15/28	100	111
Aon Corp.	3.750%	5/2/29	90	95
Aon Corp.	6.250%	9/30/40	100	139
Aon plc	3.500%	6/14/24	250	261
Aon plc	3.875%	12/15/25	125	134
Aon plc	4.600%	6/14/44	175	205
Aon plc	4.750%	5/15/45	100	117
Arch Capital Finance LLC	4.011%	12/15/26	100	116
Arch Capital Finance LLC	5.031%	12/15/46	100	113
Arch Capital Group Ltd.	7.350%	5/1/34	50	70
Arch Capital Group US Inc.	5.144%	11/1/43	50	57
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	175	175
Assurant Inc.	4.000%	3/15/23	50	51
Assurant Inc.	4.200%	9/27/23	100	107
Assurant Inc.	4.900%	3/27/28	100	110
Assurant Inc.	6.750%	2/15/34	9	12
Assured Guaranty US Holdings Inc.	5.000%	7/1/24	75	76

Athene Holding Ltd.	4.125%	1/12/28	200	183
Athene Holding Ltd.	6.150%	4/3/30	110	110
AXA SA	8.600%	12/15/30	225	299
AXIS Specialty Finance LLC	3.900%	7/15/29	50	51
3 AXIS Specialty Finance LLC	4.900%	1/15/40	50	42
AXIS Specialty Finance plc	4.000%	12/6/27	550	600
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	150	155
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	140	192
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	195	230
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	300	352
Berkshire Hathaway Finance Corp.	4.200%	8/15/48	700	865
Berkshire Hathaway Finance Corp.	4.250%	1/15/49	710	874
Berkshire Hathaway Inc.	2.200%	3/15/21	200	201
Berkshire Hathaway Inc.	3.000%	2/11/23	75	78
Berkshire Hathaway Inc.	2.750%	3/15/23	300	312
Berkshire Hathaway Inc.	3.125%	3/15/26	725	774
Berkshire Hathaway Inc.	4.500%	2/11/43	175	210
Brighthouse Financial Inc.	3.700%	6/22/27	250	215
Brighthouse Financial Inc.	4.700%	6/22/47	130	104
Brown & Brown Inc.	4.200%	9/15/24	75	79
Brown & Brown Inc.	4.500%	3/15/29	75	82
Chubb Corp.	6.000%	5/11/37	125	173
Chubb Corp.	6.500%	5/15/38	95	137
Chubb INA Holdings Inc.	2.875%	11/3/22	475	480
Chubb INA Holdings Inc.	2.700%	3/13/23	125	127
Chubb INA Holdings Inc.	3.350%	5/15/24	100	104
Chubb INA Holdings Inc.	3.150%	3/15/25	250	261
Chubb INA Holdings Inc.	6.700%	5/15/36	200	291
Chubb INA Holdings Inc.	4.150%	3/13/43	100	117
Chubb INA Holdings Inc.	4.350%	11/3/45	350	422
Cigna Holding Co.	4.375%	12/15/20	45	45
Cincinnati Financial Corp.	6.920%	5/15/28	100	129
Cincinnati Financial Corp.	6.125%	11/1/34	75	105
CNA Financial Corp.	5.750%	8/15/21	75	77
CNA Financial Corp.	3.950%	5/15/24	150	153
CNA Financial Corp.	4.500%	3/1/26	125	127
CNA Financial Corp.	3.450%	8/15/27	100	92
CNA Financial Corp.	3.900%	5/1/29	100	99
Enstar Group Ltd.	4.500%	3/10/22	50	49
Enstar Group Ltd.	4.950%	6/1/29	395	374
Equitable Holdings Inc.	3.900%	4/20/23	100	100
Equitable Holdings Inc.	7.000%	4/1/28	75	97
Equitable Holdings Inc.	4.350%	4/20/28	680	650
Equitable Holdings Inc.	5.000%	4/20/48	350	332
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	100	122
Fairfax Financial Holdings Ltd.	4.850%	4/17/28	50	54
First American Financial Corp.	4.600%	11/15/24	100	112
Globe Life Inc.	3.800%	9/15/22	50	53
Globe Life Inc.	4.550%	9/15/28	80	81
Hanover Insurance Group Inc.	4.500%	4/15/26	100	103
Hartford Financial Services Group Inc.	2.800%	8/19/29	100	99
Hartford Financial Services Group Inc.	5.950%	10/15/36	50	63
Hartford Financial Services Group Inc.	6.100%	10/1/41	100	127
Hartford Financial Services Group Inc.	4.300%	4/15/43	175	185
Hartford Financial Services Group Inc.	3.600%	8/19/49	125	117
Humana Inc.	2.900%	12/15/22	150	148
Humana Inc.	3.850%	10/1/24	326	330

Humana Inc.	3.950%	3/15/27	150	153
Humana Inc.	4.875%	4/1/30	100	107
Humana Inc.	4.625%	12/1/42	110	119
Humana Inc.	4.950%	10/1/44	200	227
Kemper Corp.	4.350%	2/15/25	40	41
Lincoln National Corp.	4.850%	6/24/21	47	48
Lincoln National Corp.	4.200%	3/15/22	50	53
Lincoln National Corp.	4.000%	9/1/23	50	51
Lincoln National Corp.	3.350%	3/9/25	13	13
Lincoln National Corp.	3.625%	12/12/26	75	76
Lincoln National Corp.	3.800%	3/1/28	100	96
Lincoln National Corp.	3.050%	1/15/30	350	325
Lincoln National Corp.	6.300%	10/9/37	75	89
Lincoln National Corp.	7.000%	6/15/40	160	225
Loews Corp.	2.625%	5/15/23	75	74
Loews Corp.	6.000%	2/1/35	50	66
Loews Corp.	4.125%	5/15/43	350	367
Manulife Financial Corp.	4.150%	3/4/26	175	178
3 Manulife Financial Corp.	4.061%	2/24/32	190	190
Manulife Financial Corp.	5.375%	3/4/46	200	241
Markel Corp.	4.900%	7/1/22	125	131
Markel Corp.	3.500%	11/1/27	50	50
Markel Corp.	3.350%	9/17/29	75	74
Markel Corp.	4.300%	11/1/47	50	47
Markel Corp.	5.000%	5/20/49	50	52
Markel Corp.	4.150%	9/17/50	200	184
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	295	301
Marsh & McLennan Cos. Inc.	3.300%	3/14/23	75	75
Marsh & McLennan Cos. Inc.	3.500%	6/3/24	100	103
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	100	100
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	100	106
Marsh & McLennan Cos. Inc.	4.375%	3/15/29	325	358
Marsh & McLennan Cos. Inc.	4.350%	1/30/47	100	112
Marsh & McLennan Cos. Inc.	4.200%	3/1/48	200	219
Marsh & McLennan Cos. Inc.	4.900%	3/15/49	200	255
Mercury General Corp.	4.400%	3/15/27	75	83
MetLife Inc.	3.048%	12/15/22	225	227
MetLife Inc.	3.600%	4/10/24	175	183
MetLife Inc.	3.000%	3/1/25	250	252
MetLife Inc.	3.600%	11/13/25	400	415
MetLife Inc.	6.500%	12/15/32	175	232
MetLife Inc.	6.375%	6/15/34	100	133
MetLife Inc.	5.875%	2/6/41	590	757
MetLife Inc.	4.125%	8/13/42	175	187
MetLife Inc.	4.875%	11/13/43	175	196
MetLife Inc.	4.721%	12/15/44	63	69
MetLife Inc.	4.600%	5/13/46	70	76
3 MetLife Inc.	6.400%	12/15/66	210	219
Old Republic International Corp.	4.875%	10/1/24	121	125
Old Republic International Corp.	3.875%	8/26/26	100	102
PartnerRe Finance B LLC	3.700%	7/2/29	95	99
Primerica Inc.	4.750%	7/15/22	125	129
Principal Financial Group Inc.	3.300%	9/15/22	50	50
Principal Financial Group Inc.	3.125%	5/15/23	100	100
Principal Financial Group Inc.	3.400%	5/15/25	75	74
Principal Financial Group Inc.	3.100%	11/15/26	100	97
Principal Financial Group Inc.	4.625%	9/15/42	50	53

Principal Financial Group Inc.	4.350%	5/15/43	50	51
Principal Financial Group Inc.	4.300%	11/15/46	75	83
Progressive Corp.	3.750%	8/23/21	75	76
Progressive Corp.	2.450%	1/15/27	150	155
Progressive Corp.	6.625%	3/1/29	125	167
Progressive Corp.	4.350%	4/25/44	50	59
Progressive Corp.	4.125%	4/15/47	290	342
Progressive Corp.	4.200%	3/15/48	115	139
Prudential Financial Inc.	4.500%	11/16/21	75	77
Prudential Financial Inc.	3.500%	5/15/24	125	129
Prudential Financial Inc.	5.750%	7/15/33	100	124
Prudential Financial Inc.	5.700%	12/14/36	125	159
Prudential Financial Inc.	6.625%	12/1/37	65	88
Prudential Financial Inc.	3.000%	3/10/40	50	46
Prudential Financial Inc.	6.625%	6/21/40	65	88
3 Prudential Financial Inc.	5.875%	9/15/42	125	119
3 Prudential Financial Inc.	5.625%	6/15/43	375	353
Prudential Financial Inc.	5.100%	8/15/43	50	60
3 Prudential Financial Inc.	5.200%	3/15/44	85	75
Prudential Financial Inc.	4.600%	5/15/44	525	549
3 Prudential Financial Inc.	5.375%	5/15/45	250	220
Prudential Financial Inc.	3.905%	12/7/47	182	177
3 Prudential Financial Inc.	5.700%	9/15/48	250	220
Prudential Financial Inc.	3.935%	12/7/49	263	251
Prudential Financial Inc.	4.350%	2/25/50	200	204
Reinsurance Group of America Inc.	5.000%	6/1/21	75	77
Reinsurance Group of America Inc.	4.700%	9/15/23	75	80
Reinsurance Group of America Inc.	3.900%	5/15/29	50	52
RenaissanceRe Finance Inc.	3.450%	7/1/27	75	79
RenaissanceRe Holdings Ltd.	3.600%	4/15/29	75	82
Selective Insurance Group Inc.	5.375%	3/1/49	50	65
Sompo International Holdings Ltd.	4.700%	10/15/22	100	102
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	75	97
Travelers Cos. Inc.	6.250%	6/15/37	150	209
Travelers Cos. Inc.	4.300%	8/25/45	150	180
Travelers Cos. Inc.	4.000%	5/30/47	125	145
Travelers Cos. Inc.	4.100%	3/4/49	200	238
Trinity Acquisition plc	4.400%	3/15/26	100	104
UnitedHealth Group Inc.	2.125%	3/15/21	225	227
UnitedHealth Group Inc.	3.375%	11/15/21	100	102
UnitedHealth Group Inc.	2.875%	12/15/21	125	127
UnitedHealth Group Inc.	3.350%	7/15/22	180	186
UnitedHealth Group Inc.	2.375%	10/15/22	150	152
UnitedHealth Group Inc.	2.750%	2/15/23	175	179
UnitedHealth Group Inc.	2.875%	3/15/23	25	26
UnitedHealth Group Inc.	3.500%	6/15/23	100	105
UnitedHealth Group Inc.	3.500%	2/15/24	100	106
UnitedHealth Group Inc.	2.375%	8/15/24	300	308
UnitedHealth Group Inc.	3.750%	7/15/25	950	1,024
UnitedHealth Group Inc.	3.700%	12/15/25	75	81
UnitedHealth Group Inc.	3.100%	3/15/26	225	236
UnitedHealth Group Inc.	3.450%	1/15/27	75	80
UnitedHealth Group Inc.	3.375%	4/15/27	350	371
UnitedHealth Group Inc.	2.950%	10/15/27	150	155
UnitedHealth Group Inc.	3.850%	6/15/28	400	444
UnitedHealth Group Inc.	3.875%	12/15/28	150	167
UnitedHealth Group Inc.	2.875%	8/15/29	100	104

UnitedHealth Group Inc.	4.625%	7/15/35	175	203
UnitedHealth Group Inc.	6.500%	6/15/37	50	69
UnitedHealth Group Inc.	6.625%	11/15/37	125	176
UnitedHealth Group Inc.	6.875%	2/15/38	245	354
UnitedHealth Group Inc.	3.500%	8/15/39	240	260
UnitedHealth Group Inc.	5.950%	2/15/41	60	82
UnitedHealth Group Inc.	4.625%	11/15/41	110	132
UnitedHealth Group Inc.	4.375%	3/15/42	50	58
UnitedHealth Group Inc.	3.950%	10/15/42	175	196
UnitedHealth Group Inc.	4.250%	3/15/43	125	143
UnitedHealth Group Inc.	4.750%	7/15/45	305	378
UnitedHealth Group Inc.	4.200%	1/15/47	210	241
UnitedHealth Group Inc.	4.250%	4/15/47	100	115
UnitedHealth Group Inc.	4.250%	6/15/48	300	357
UnitedHealth Group Inc.	4.450%	12/15/48	150	188
UnitedHealth Group Inc.	3.700%	8/15/49	190	214
UnitedHealth Group Inc.	3.875%	8/15/59	240	265
Unum Group	4.000%	3/15/24	125	124
Unum Group	4.000%	6/15/29	80	75
Unum Group	5.750%	8/15/42	25	25
Unum Group	4.500%	12/15/49	100	78
Voya Financial Inc.	3.125%	7/15/24	100	99
Voya Financial Inc.	3.650%	6/15/26	250	251
Voya Financial Inc.	5.700%	7/15/43	75	88
Voya Financial Inc.	4.800%	6/15/46	40	43
Willis North America Inc.	3.600%	5/15/24	125	127
Willis North America Inc.	4.500%	9/15/28	100	110
Willis North America Inc.	2.950%	9/15/29	940	930
Willis North America Inc.	5.050%	9/15/48	50	60
Willis North America Inc.	3.875%	9/15/49	540	562
XLIT Ltd.	4.450%	3/31/25	50	51
XLIT Ltd.	5.500%	3/31/45	100	120

Other Finance (0.0%)
ORIX Corp.	2.900%	7/18/22	50	51
ORIX Corp.	3.250%	12/4/24	75	74
ORIX Corp.	3.700%	7/18/27	200	207

Real Estate Investment Trusts (0.7%)
Alexandria Real Estate Equities Inc.	4.000%	1/15/24	175	183
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	125	123
Alexandria Real Estate Equities Inc.	3.800%	4/15/26	50	50
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	50	51
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	100	102
Alexandria Real Estate Equities Inc.	2.750%	12/15/29	200	183
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	125	133
Alexandria Real Estate Equities Inc.	3.375%	8/15/31	150	137
Alexandria Real Estate Equities Inc.	4.850%	4/15/49	50	52
Alexandria Real Estate Equities Inc.	4.000%	2/1/50	125	117
American Campus Communities Operating
Partnership LP	3.750%	4/15/23	75	75
American Campus Communities Operating
Partnership LP	4.125%	7/1/24	100	103
American Campus Communities Operating
Partnership LP	3.300%	7/15/26	50	51
American Campus Communities Operating
Partnership LP	3.625%	11/15/27	75	75

American Campus Communities Operating
Partnership LP	2.850%	2/1/30	70	66
American Homes 4 Rent LP	4.900%	2/15/29	100	98
AvalonBay Communities Inc.	2.850%	3/15/23	25	25
AvalonBay Communities Inc.	4.200%	12/15/23	400	413
AvalonBay Communities Inc.	3.450%	6/1/25	100	101
AvalonBay Communities Inc.	2.950%	5/11/26	150	147
AvalonBay Communities Inc.	2.900%	10/15/26	50	50
AvalonBay Communities Inc.	3.350%	5/15/27	75	75
AvalonBay Communities Inc.	3.200%	1/15/28	75	74
AvalonBay Communities Inc.	3.300%	6/1/29	70	70
AvalonBay Communities Inc.	4.350%	4/15/48	60	64
Boston Properties LP	4.125%	5/15/21	75	76
Boston Properties LP	3.850%	2/1/23	225	229
Boston Properties LP	3.125%	9/1/23	275	275
Boston Properties LP	3.200%	1/15/25	111	109
Boston Properties LP	3.650%	2/1/26	100	103
Boston Properties LP	2.750%	10/1/26	50	48
Boston Properties LP	2.900%	3/15/30	150	138
Brandywine Operating Partnership LP	3.950%	2/15/23	700	720
Brandywine Operating Partnership LP	3.950%	11/15/27	100	101
Brixmor Operating Partnership LP	3.875%	8/15/22	150	142
Brixmor Operating Partnership LP	3.650%	6/15/24	50	46
Brixmor Operating Partnership LP	3.850%	2/1/25	125	122
Brixmor Operating Partnership LP	4.125%	6/15/26	200	207
Brixmor Operating Partnership LP	3.900%	3/15/27	75	75
Brixmor Operating Partnership LP	4.125%	5/15/29	533	538
Camden Property Trust	4.100%	10/15/28	60	63
Camden Property Trust	3.150%	7/1/29	50	49
Camden Property Trust	3.350%	11/1/49	120	102
Columbia Property Trust Operating
Partnership LP	4.150%	4/1/25	100	107
Columbia Property Trust Operating
Partnership LP	3.650%	8/15/26	25	25
Corporate Office Properties LP	3.700%	6/15/21	50	51
Corporate Office Properties LP	3.600%	5/15/23	150	147
CubeSmart LP	4.375%	12/15/23	100	107
CubeSmart LP	4.000%	11/15/25	50	53
CubeSmart LP	3.125%	9/1/26	100	98
CubeSmart LP	4.375%	2/15/29	50	52
CubeSmart LP	3.000%	2/15/30	75	70
CyrusOne LP / CyrusOne Finance Corp.	2.900%	11/15/24	120	118
CyrusOne LP / CyrusOne Finance Corp.	3.450%	11/15/29	275	245
Digital Realty Trust LP	3.950%	7/1/22	75	77
Digital Realty Trust LP	3.625%	10/1/22	975	1,003
Digital Realty Trust LP	3.700%	8/15/27	200	193
Digital Realty Trust LP	4.450%	7/15/28	200	206
Digital Realty Trust LP	3.600%	7/1/29	175	171
Duke Realty LP	3.250%	6/30/26	175	174
Duke Realty LP	3.375%	12/15/27	160	162
Duke Realty LP	4.000%	9/15/28	50	52
Duke Realty LP	2.875%	11/15/29	70	67
EPR Properties	5.250%	7/15/23	125	119
EPR Properties	4.500%	4/1/25	50	45
EPR Properties	4.750%	12/15/26	100	94
EPR Properties	4.950%	4/15/28	150	137
EPR Properties	3.750%	8/15/29	100	82

ERP Operating LP	4.625%	12/15/21	129	132
ERP Operating LP	3.000%	4/15/23	125	126
ERP Operating LP	3.375%	6/1/25	125	128
ERP Operating LP	2.850%	11/1/26	50	50
ERP Operating LP	3.500%	3/1/28	100	102
ERP Operating LP	4.150%	12/1/28	70	74
ERP Operating LP	3.000%	7/1/29	75	73
ERP Operating LP	2.500%	2/15/30	150	138
ERP Operating LP	4.500%	7/1/44	150	160
ERP Operating LP	4.500%	6/1/45	25	27
ERP Operating LP	4.000%	8/1/47	100	102
Essex Portfolio LP	5.200%	3/15/21	50	51
Essex Portfolio LP	3.250%	5/1/23	25	25
Essex Portfolio LP	3.875%	5/1/24	50	52
Essex Portfolio LP	3.500%	4/1/25	100	107
Essex Portfolio LP	3.375%	4/15/26	100	102
Essex Portfolio LP	3.625%	5/1/27	100	101
Essex Portfolio LP	4.000%	3/1/29	100	102
Essex Portfolio LP	3.000%	1/15/30	110	114
Essex Portfolio LP	2.650%	3/15/32	105	93
Essex Portfolio LP	4.500%	3/15/48	120	121
Federal Realty Investment Trust	2.750%	6/1/23	25	26
Federal Realty Investment Trust	3.250%	7/15/27	50	50
Federal Realty Investment Trust	3.200%	6/15/29	25	25
Federal Realty Investment Trust	4.500%	12/1/44	150	163
Healthcare Realty Trust Inc.	3.625%	1/15/28	100	96
Healthcare Trust of America Holdings LP	3.700%	4/15/23	25	24
Healthcare Trust of America Holdings LP	3.500%	8/1/26	130	124
Healthcare Trust of America Holdings LP	3.750%	7/1/27	100	95
Healthcare Trust of America Holdings LP	3.100%	2/15/30	100	89
Healthpeak Properties Inc.	3.150%	8/1/22	75	72
Healthpeak Properties Inc.	4.250%	11/15/23	184	187
Healthpeak Properties Inc.	4.200%	3/1/24	125	127
Healthpeak Properties Inc.	3.400%	2/1/25	152	142
Healthpeak Properties Inc.	3.250%	7/15/26	25	25
Healthpeak Properties Inc.	3.500%	7/15/29	125	122
Healthpeak Properties Inc.	6.750%	2/1/41	100	126
Highwoods Realty LP	3.200%	6/15/21	100	101
Highwoods Realty LP	4.125%	3/15/28	75	76
Highwoods Realty LP	4.200%	4/15/29	50	50
Host Hotels & Resorts LP	4.750%	3/1/23	50	46
Host Hotels & Resorts LP	3.750%	10/15/23	261	227
Host Hotels & Resorts LP	3.875%	4/1/24	75	70
Host Hotels & Resorts LP	3.375%	12/15/29	100	80
Hudson Pacific Properties LP	3.950%	11/1/27	100	100
Hudson Pacific Properties LP	4.650%	4/1/29	25	26
Hudson Pacific Properties LP	3.250%	1/15/30	60	56
Kilroy Realty LP	3.800%	1/15/23	250	253
Kilroy Realty LP	3.450%	12/15/24	50	53
Kilroy Realty LP	4.750%	12/15/28	50	53
Kilroy Realty LP	4.250%	8/15/29	104	104
Kilroy Realty LP	3.050%	2/15/30	200	183
Kimco Realty Corp.	3.400%	11/1/22	150	151
Kimco Realty Corp.	3.125%	6/1/23	25	25
Kimco Realty Corp.	3.300%	2/1/25	58	56
Kimco Realty Corp.	2.800%	10/1/26	125	124
Kimco Realty Corp.	3.800%	4/1/27	75	72

Kimco Realty Corp.	4.125%	12/1/46	50	44
Kimco Realty Corp.	4.450%	9/1/47	50	45
Kite Realty Group LP	4.000%	10/1/26	200	187
Life Storage LP	3.500%	7/1/26	125	120
Life Storage LP	3.875%	12/15/27	150	146
Life Storage LP	4.000%	6/15/29	25	25
Mid-America Apartments LP	4.300%	10/15/23	150	155
Mid-America Apartments LP	3.750%	6/15/24	50	51
Mid-America Apartments LP	3.600%	6/1/27	250	251
Mid-America Apartments LP	2.750%	3/15/30	150	139
National Retail Properties Inc.	3.500%	10/15/27	350	348
National Retail Properties Inc.	4.300%	10/15/28	25	26
National Retail Properties Inc.	2.500%	4/15/30	75	67
National Retail Properties Inc.	4.800%	10/15/48	50	53
National Retail Properties Inc.	3.100%	4/15/50	50	38
Office Properties Income Trust	4.000%	7/15/22	100	94
Omega Healthcare Investors Inc.	4.375%	8/1/23	300	297
Omega Healthcare Investors Inc.	4.950%	4/1/24	100	98
Omega Healthcare Investors Inc.	4.500%	1/15/25	100	96
Omega Healthcare Investors Inc.	5.250%	1/15/26	100	99
Omega Healthcare Investors Inc.	4.500%	4/1/27	300	287
Omega Healthcare Investors Inc.	4.750%	1/15/28	70	67
Omega Healthcare Investors Inc.	3.625%	10/1/29	250	218
Physicians Realty LP	4.300%	3/15/27	100	97
Physicians Realty LP	3.950%	1/15/28	100	92
Piedmont Operating Partnership LP	3.400%	6/1/23	75	76
Prologis LP	3.875%	9/15/28	100	105
Prologis LP	4.375%	2/1/29	200	217
Prologis LP	2.250%	4/15/30	155	139
Prologis LP	4.375%	9/15/48	75	77
Prologis LP	3.000%	4/15/50	60	50
Public Storage	2.370%	9/15/22	55	55
Public Storage	3.094%	9/15/27	100	96
Public Storage	3.385%	5/1/29	35	35
Realty Income Corp.	3.250%	10/15/22	175	175
Realty Income Corp.	3.875%	7/15/24	50	50
Realty Income Corp.	3.875%	4/15/25	100	102
Realty Income Corp.	4.125%	10/15/26	125	123
Realty Income Corp.	3.000%	1/15/27	150	143
Realty Income Corp.	3.650%	1/15/28	190	188
Realty Income Corp.	3.250%	6/15/29	150	142
Realty Income Corp.	4.650%	3/15/47	175	172
Regency Centers LP	3.600%	2/1/27	25	25
Regency Centers LP	4.125%	3/15/28	75	79
Regency Centers LP	2.950%	9/15/29	100	103
Regency Centers LP	4.400%	2/1/47	200	201
Regency Centers LP	4.650%	3/15/49	75	79
Sabra Health Care LP	5.125%	8/15/26	25	24
Sabra Health Care LP	3.900%	10/15/29	150	136
Sabra Health Care LP / Sabra Capital Corp.	4.800%	6/1/24	55	58
Select Income REIT	4.150%	2/1/22	100	96
Select Income REIT	4.250%	5/15/24	100	94
Select Income REIT	4.500%	2/1/25	50	49
Service Properties Trust	4.650%	3/15/24	140	92
Service Properties Trust	4.350%	10/1/24	112	82
Service Properties Trust	5.250%	2/15/26	100	71
Service Properties Trust	4.750%	10/1/26	80	67

Service Properties Trust	4.950%	2/15/27	100	85
Service Properties Trust	3.950%	1/15/28	75	58
Service Properties Trust	4.950%	10/1/29	360	296
Service Properties Trust	4.375%	2/15/30	75	51
Simon Property Group LP	2.500%	7/15/21	120	118
Simon Property Group LP	2.350%	1/30/22	150	150
Simon Property Group LP	2.625%	6/15/22	100	98
Simon Property Group LP	2.750%	2/1/23	25	24
Simon Property Group LP	2.750%	6/1/23	100	99
Simon Property Group LP	3.750%	2/1/24	150	151
Simon Property Group LP	2.000%	9/13/24	145	139
Simon Property Group LP	3.500%	9/1/25	100	101
Simon Property Group LP	3.300%	1/15/26	195	195
Simon Property Group LP	3.250%	11/30/26	75	73
Simon Property Group LP	3.375%	6/15/27	160	155
Simon Property Group LP	3.375%	12/1/27	100	97
Simon Property Group LP	2.450%	9/13/29	145	131
Simon Property Group LP	6.750%	2/1/40	125	157
Simon Property Group LP	4.750%	3/15/42	100	101
Simon Property Group LP	4.250%	11/30/46	100	94
SITE Centers Corp.	3.900%	8/15/24	100	104
SITE Centers Corp.	3.625%	2/1/25	200	204
SITE Centers Corp.	4.250%	2/1/26	70	71
SITE Centers Corp.	4.700%	6/1/27	75	80
SL Green Operating Partnership LP	3.250%	10/15/22	100	100
Spirit Realty LP	3.200%	1/15/27	80	71
Spirit Realty LP	4.000%	7/15/29	60	56
Spirit Realty LP	3.400%	1/15/30	80	68
STORE Capital Corp.	4.500%	3/15/28	75	73
STORE Capital Corp.	4.625%	3/15/29	100	105
Tanger Properties LP	3.125%	9/1/26	175	170
Tanger Properties LP	3.875%	7/15/27	50	48
UDR Inc.	2.950%	9/1/26	150	140
UDR Inc.	3.500%	7/1/27	150	149
UDR Inc.	3.500%	1/15/28	250	246
UDR Inc.	3.200%	1/15/30	60	58
UDR Inc.	3.000%	8/15/31	65	63
UDR Inc.	3.100%	11/1/34	65	59
Ventas Realty LP	3.125%	6/15/23	175	171
Ventas Realty LP	3.500%	4/15/24	75	72
Ventas Realty LP	3.750%	5/1/24	200	199
Ventas Realty LP	2.650%	1/15/25	75	75
Ventas Realty LP	4.125%	1/15/26	75	74
Ventas Realty LP	3.250%	10/15/26	75	70
Ventas Realty LP	3.850%	4/1/27	50	49
Ventas Realty LP	4.000%	3/1/28	125	125
Ventas Realty LP	3.000%	1/15/30	100	89
Ventas Realty LP	4.750%	11/15/30	180	180
Ventas Realty LP	5.700%	9/30/43	75	79
Ventas Realty LP	4.375%	2/1/45	60	53
Ventas Realty LP	4.875%	4/15/49	50	48
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	200	199
VEREIT Operating Partnership LP	4.600%	2/6/24	75	74
VEREIT Operating Partnership LP	4.625%	11/1/25	75	73
VEREIT Operating Partnership LP	3.950%	8/15/27	450	428
VEREIT Operating Partnership LP	3.100%	12/15/29	150	128
Vornado Realty LP	3.500%	1/15/25	100	96

Washington REIT	3.950%	10/15/22	75	76
Weingarten Realty Investors	3.375%	10/15/22	50	52
Weingarten Realty Investors	3.500%	4/15/23	100	103
Welltower Inc.	3.750%	3/15/23	75	73
Welltower Inc.	3.950%	9/1/23	100	101
Welltower Inc.	3.625%	3/15/24	75	75
Welltower Inc.	4.000%	6/1/25	200	202
Welltower Inc.	4.250%	4/1/26	150	155
Welltower Inc.	2.700%	2/15/27	300	283
Welltower Inc.	4.250%	4/15/28	125	123
Welltower Inc.	4.125%	3/15/29	250	255
Welltower Inc.	6.500%	3/15/41	25	31
Welltower Inc.	4.950%	9/1/48	75	77
WP Carey Inc.	4.600%	4/1/24	125	124
WP Carey Inc.	4.000%	2/1/25	50	50
WP Carey Inc.	4.250%	10/1/26	75	78
WP Carey Inc.	3.850%	7/15/29	50	48
				358,243
Industrial (15.4%)
Basic Industry (0.8%)
Air Products & Chemicals Inc.	3.000%	11/3/21	75	76
Air Products & Chemicals Inc.	2.750%	2/3/23	50	51
Air Products & Chemicals Inc.	3.350%	7/31/24	675	697
Airgas Inc.	3.650%	7/15/24	825	872
Albemarle Corp.	4.150%	12/1/24	132	136
Albemarle Corp.	5.450%	12/1/44	75	79
5 Albemarle Wodgina Pty Ltd.	3.450%	11/15/29	40	38
ArcelorMittal	3.600%	7/16/24	150	135
ArcelorMittal	6.125%	6/1/25	200	196
ArcelorMittal	4.550%	3/11/26	500	451
ArcelorMittal	4.250%	7/16/29	50	42
ArcelorMittal	6.750%	3/1/41	100	98
Barrick Gold Corp.	6.450%	10/15/35	75	82
Barrick North America Finance LLC	5.700%	5/30/41	450	522
Barrick North America Finance LLC	5.750%	5/1/43	150	195
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	50	60
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	176	170
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	50	53
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	150	171
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	575	743
Cabot Corp.	4.000%	7/1/29	55	58
Celanese US Holdings LLC	3.500%	5/8/24	100	96
Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	256
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	200	159
Dow Chemical Co.	3.150%	5/15/24	100	101
Dow Chemical Co.	3.500%	10/1/24	275	278
Dow Chemical Co.	4.550%	11/30/25	150	158
Dow Chemical Co.	3.625%	5/15/26	100	103
Dow Chemical Co.	4.800%	11/30/28	225	240
Dow Chemical Co.	7.375%	11/1/29	25	32
Dow Chemical Co.	4.250%	10/1/34	50	47
Dow Chemical Co.	9.400%	5/15/39	350	527
Dow Chemical Co.	5.250%	11/15/41	100	104
Dow Chemical Co.	5.550%	11/30/48	300	336
Dow Chemical Co.	4.800%	5/15/49	100	102
DuPont de Nemours Inc.	4.205%	11/15/23	475	499
DuPont de Nemours Inc.	4.493%	11/15/25	350	380

DuPont de Nemours Inc.	4.725%	11/15/28	425	464
DuPont de Nemours Inc.	5.319%	11/15/38	300	333
DuPont de Nemours Inc.	5.419%	11/15/48	475	543
Eastman Chemical Co.	3.600%	8/15/22	49	50
Eastman Chemical Co.	3.800%	3/15/25	285	288
Eastman Chemical Co.	4.800%	9/1/42	225	235
Eastman Chemical Co.	4.650%	10/15/44	150	162
Ecolab Inc.	4.350%	12/8/21	163	168
Ecolab Inc.	2.375%	8/10/22	470	470
Ecolab Inc.	2.700%	11/1/26	200	204
Ecolab Inc.	3.250%	12/1/27	100	97
Ecolab Inc.	4.800%	3/24/30	100	114
Fibria Overseas Finance Ltd.	5.250%	5/12/24	300	288
Fibria Overseas Finance Ltd.	4.000%	1/14/25	150	139
FMC Corp.	3.950%	2/1/22	50	51
FMC Corp.	4.100%	2/1/24	250	265
FMC Corp.	3.200%	10/1/26	50	50
FMC Corp.	3.450%	10/1/29	50	50
FMC Corp.	4.500%	10/1/49	100	100
Georgia-Pacific LLC	8.000%	1/15/24	250	302
Georgia-Pacific LLC	7.375%	12/1/25	100	126
Georgia-Pacific LLC	8.875%	5/15/31	250	379
Huntsman International LLC	4.500%	5/1/29	75	64
International Flavors & Fragrances Inc.	3.200%	5/1/23	25	26
International Flavors & Fragrances Inc.	4.450%	9/26/28	50	56
International Flavors & Fragrances Inc.	4.375%	6/1/47	90	84
International Flavors & Fragrances Inc.	5.000%	9/26/48	100	102
International Paper Co.	7.500%	8/15/21	306	325
International Paper Co.	3.650%	6/15/24	100	103
International Paper Co.	3.800%	1/15/26	75	80
International Paper Co.	3.000%	2/15/27	200	199
International Paper Co.	5.000%	9/15/35	100	116
International Paper Co.	7.300%	11/15/39	100	133
International Paper Co.	4.800%	6/15/44	200	206
International Paper Co.	5.150%	5/15/46	200	214
International Paper Co.	4.400%	8/15/47	200	200
International Paper Co.	4.350%	8/15/48	200	206
Kinross Gold Corp.	5.125%	9/1/21	50	51
Kinross Gold Corp.	5.950%	3/15/24	75	73
Kinross Gold Corp.	4.500%	7/15/27	25	23
LYB International Finance BV	5.250%	7/15/43	200	208
LYB International Finance II BV	3.500%	3/2/27	200	196
LYB International Finance III LLC	4.200%	10/15/49	135	132
LyondellBasell Industries NV	6.000%	11/15/21	175	178
LyondellBasell Industries NV	5.750%	4/15/24	175	191
LyondellBasell Industries NV	4.625%	2/26/55	425	403
Mosaic Co.	3.750%	11/15/21	115	113
Mosaic Co.	3.250%	11/15/22	225	215
Mosaic Co.	4.250%	11/15/23	175	165
Mosaic Co.	4.050%	11/15/27	200	173
Mosaic Co.	5.450%	11/15/33	100	94
Mosaic Co.	4.875%	11/15/41	50	41
Mosaic Co.	5.625%	11/15/43	100	90
Newmont Corp.	3.700%	3/15/23	37	37
Newmont Corp.	2.800%	10/1/29	150	142
Newmont Corp.	2.250%	10/1/30	200	185
Newmont Corp.	5.875%	4/1/35	100	123

Newmont Corp.	6.250%	10/1/39	225	288
Newmont Corp.	4.875%	3/15/42	250	294
Newmont Corp.	5.450%	6/9/44	100	118
Nucor Corp.	4.125%	9/15/22	100	103
Nucor Corp.	3.950%	5/1/28	100	107
Nucor Corp.	6.400%	12/1/37	100	132
Nucor Corp.	5.200%	8/1/43	200	237
Nucor Corp.	4.400%	5/1/48	150	166
Nutrien Ltd.	3.500%	6/1/23	299	326
Nutrien Ltd.	3.375%	3/15/25	250	254
Nutrien Ltd.	3.000%	4/1/25	250	245
Nutrien Ltd.	4.000%	12/15/26	50	60
Nutrien Ltd.	4.200%	4/1/29	75	79
Nutrien Ltd.	4.125%	3/15/35	250	301
Nutrien Ltd.	5.625%	12/1/40	275	307
Nutrien Ltd.	6.125%	1/15/41	25	30
Nutrien Ltd.	4.900%	6/1/43	50	54
Nutrien Ltd.	5.250%	1/15/45	200	219
Nutrien Ltd.	5.000%	4/1/49	100	115
Packaging Corp. of America	4.500%	11/1/23	350	381
Packaging Corp. of America	3.400%	12/15/27	100	101
Packaging Corp. of America	3.000%	12/15/29	40	40
Packaging Corp. of America	4.050%	12/15/49	90	89
PPG Industries Inc.	2.400%	8/15/24	200	197
Praxair Inc.	3.000%	9/1/21	75	76
Praxair Inc.	2.450%	2/15/22	450	452
Praxair Inc.	2.200%	8/15/22	200	197
Praxair Inc.	2.650%	2/5/25	147	149
Praxair Inc.	3.550%	11/7/42	50	47
Rayonier Inc.	3.750%	4/1/22	50	51
Reliance Steel & Aluminum Co.	4.500%	4/15/23	100	99
Rio Tinto Alcan Inc.	6.125%	12/15/33	225	296
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	220	230
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	75	98
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	125	159
Rio Tinto Finance USA plc	4.750%	3/22/42	150	186
Rio Tinto Finance USA plc	4.125%	8/21/42	250	297
Rohm & Haas Co.	7.850%	7/15/29	250	313
RPM International Inc.	3.450%	11/15/22	100	102
RPM International Inc.	3.750%	3/15/27	50	51
RPM International Inc.	4.550%	3/1/29	75	80
RPM International Inc.	4.250%	1/15/48	250	231
Sasol Financing International Ltd.	4.500%	11/14/22	200	97
SASOL Financing USA LLC	5.875%	3/27/24	200	84
Sherwin-Williams Co.	2.750%	6/1/22	12	12
Sherwin-Williams Co.	3.125%	6/1/24	325	324
Sherwin-Williams Co.	3.450%	8/1/25	225	234
Sherwin-Williams Co.	3.950%	1/15/26	200	214
Sherwin-Williams Co.	3.450%	6/1/27	100	97
Sherwin-Williams Co.	2.950%	8/15/29	200	197
Sherwin-Williams Co.	4.000%	12/15/42	100	102
Sherwin-Williams Co.	4.550%	8/1/45	90	94
Sherwin-Williams Co.	4.500%	6/1/47	250	285
Sherwin-Williams Co.	3.800%	8/15/49	100	95
Southern Copper Corp.	3.500%	11/8/22	400	389
Southern Copper Corp.	3.875%	4/23/25	50	50
Southern Copper Corp.	7.500%	7/27/35	100	111

Southern Copper Corp.	6.750%	4/16/40	325	379
Southern Copper Corp.	5.875%	4/23/45	500	528
Steel Dynamics Inc.	2.800%	12/15/24	50	47
Steel Dynamics Inc.	4.125%	9/15/25	70	66
Steel Dynamics Inc.	3.450%	4/15/30	125	113
Suzano Austria GmbH	6.000%	1/15/29	400	373
Suzano Austria GmbH	5.000%	1/15/30	200	175
Teck Resources Ltd.	6.125%	10/1/35	150	137
Teck Resources Ltd.	6.000%	8/15/40	50	43
Teck Resources Ltd.	6.250%	7/15/41	325	276
Vale Overseas Ltd.	6.250%	8/10/26	300	328
Vale Overseas Ltd.	8.250%	1/17/34	50	59
Vale Overseas Ltd.	6.875%	11/21/36	410	449
Vale Overseas Ltd.	6.875%	11/10/39	450	490
Vale SA	5.625%	9/11/42	75	73
Westlake Chemical Corp.	3.600%	8/15/26	300	277
Westlake Chemical Corp.	5.000%	8/15/46	200	173
Westlake Chemical Corp.	4.375%	11/15/47	100	79
WestRock MWV LLC	7.950%	2/15/31	350	451
WestRock RKT Co.	4.900%	3/1/22	100	102
Weyerhaeuser Co.	4.700%	3/15/21	75	75
Weyerhaeuser Co.	8.500%	1/15/25	50	62
Weyerhaeuser Co.	4.000%	11/15/29	150	152
Weyerhaeuser Co.	7.375%	3/15/32	100	123
Weyerhaeuser Co.	6.875%	12/15/33	50	57
WRKCo Inc.	3.000%	9/15/24	250	250
WRKCo Inc.	4.650%	3/15/26	100	107
WRKCo Inc.	3.375%	9/15/27	250	249
WRKCo Inc.	4.900%	3/15/29	200	219

Capital Goods (1.4%)
3M Co.	1.625%	9/19/21	150	150
3M Co.	2.750%	3/1/22	100	101
3M Co.	1.750%	2/14/23	200	199
3M Co.	2.250%	3/15/23	175	176
3M Co.	3.250%	2/14/24	100	105
3M Co.	2.000%	2/14/25	150	152
3M Co.	3.000%	8/7/25	100	104
3M Co.	2.250%	9/19/26	150	149
3M Co.	2.875%	10/15/27	125	129
3M Co.	3.375%	3/1/29	150	160
3M Co.	2.375%	8/26/29	250	251
3M Co.	3.050%	4/15/30	25	26
3M Co.	3.125%	9/19/46	75	74
3M Co.	3.625%	10/15/47	100	107
3M Co.	4.000%	9/14/48	250	284
3M Co.	3.250%	8/26/49	375	388
3M Co.	3.700%	4/15/50	50	55
ABB Finance USA Inc.	3.375%	4/3/23	100	106
ABB Finance USA Inc.	3.800%	4/3/28	150	161
ABB Finance USA Inc.	4.375%	5/8/42	150	164
Allegion plc	3.500%	10/1/29	75	73
Allegion US Holding Co. Inc.	3.550%	10/1/27	175	173
Avery Dennison Corp.	4.875%	12/6/28	75	85
Avery Dennison Corp.	2.650%	4/30/30	50	47
5 Bemis Co. Inc.	3.100%	9/15/26	50	51
Boeing Co.	2.300%	8/1/21	50	48

Boeing Co.	2.125%	3/1/22	50	47
Boeing Co.	2.700%	5/1/22	75	71
Boeing Co.	2.800%	3/1/23	600	552
Boeing Co.	1.875%	6/15/23	100	92
Boeing Co.	2.800%	3/1/24	75	71
Boeing Co.	2.850%	10/30/24	100	93
Boeing Co.	2.500%	3/1/25	145	134
Boeing Co.	3.100%	5/1/26	100	92
Boeing Co.	2.250%	6/15/26	50	44
Boeing Co.	2.700%	2/1/27	195	179
Boeing Co.	2.800%	3/1/27	50	46
Boeing Co.	3.250%	3/1/28	100	94
Boeing Co.	3.450%	11/1/28	60	56
Boeing Co.	3.200%	3/1/29	200	188
Boeing Co.	2.950%	2/1/30	190	176
Boeing Co.	6.125%	2/15/33	75	82
Boeing Co.	3.600%	5/1/34	150	134
Boeing Co.	3.250%	2/1/35	190	165
Boeing Co.	6.625%	2/15/38	50	50
Boeing Co.	3.550%	3/1/38	50	43
Boeing Co.	3.500%	3/1/39	75	66
Boeing Co.	6.875%	3/15/39	125	129
Boeing Co.	5.875%	2/15/40	75	71
Boeing Co.	3.375%	6/15/46	75	64
Boeing Co.	3.650%	3/1/47	175	156
Boeing Co.	3.625%	3/1/48	75	65
Boeing Co.	3.850%	11/1/48	60	54
Boeing Co.	3.900%	5/1/49	150	136
Boeing Co.	3.750%	2/1/50	50	46
Boeing Co.	3.825%	3/1/59	200	176
Boeing Co.	3.950%	8/1/59	75	68
Carlisle Cos. Inc.	3.750%	11/15/22	75	77
Carlisle Cos. Inc.	3.500%	12/1/24	50	52
Carlisle Cos. Inc.	3.750%	12/1/27	125	131
5 Carrier Global Corp.	1.923%	2/15/23	400	390
5 Carrier Global Corp.	2.242%	2/15/25	400	386
5 Carrier Global Corp.	2.493%	2/15/27	250	235
5 Carrier Global Corp.	2.722%	2/15/30	400	364
5 Carrier Global Corp.	3.377%	4/5/40	300	271
5 Carrier Global Corp.	3.577%	4/5/50	400	346
Caterpillar Financial Services Corp.	2.900%	3/15/21	100	100
Caterpillar Financial Services Corp.	2.650%	5/17/21	100	100
Caterpillar Financial Services Corp.	1.700%	8/9/21	100	99
Caterpillar Financial Services Corp.	2.750%	8/20/21	100	99
Caterpillar Financial Services Corp.	3.150%	9/7/21	200	204
Caterpillar Financial Services Corp.	1.931%	10/1/21	75	74
Caterpillar Financial Services Corp.	2.950%	2/26/22	200	203
Caterpillar Financial Services Corp.	2.400%	6/6/22	150	150
Caterpillar Financial Services Corp.	1.950%	11/18/22	350	348
Caterpillar Financial Services Corp.	2.550%	11/29/22	200	200
Caterpillar Financial Services Corp.	3.450%	5/15/23	200	205
Caterpillar Financial Services Corp.	3.650%	12/7/23	70	74
Caterpillar Financial Services Corp .	2.850%	5/17/24	125	126
Caterpillar Financial Services Corp.	3.300%	6/9/24	250	255
Caterpillar Financial Services Corp.	2.150%	11/8/24	300	301
Caterpillar Financial Services Corp.	3.250%	12/1/24	477	482
Caterpillar Financial Services Corp.	2.400%	8/9/26	100	96

Caterpillar Inc.	3.900%	5/27/21	125	128
Caterpillar Inc.	2.600%	6/26/22	50	50
Caterpillar Inc.	3.400%	5/15/24	150	156
Caterpillar Inc.	2.600%	9/19/29	200	194
Caterpillar Inc.	6.050%	8/15/36	100	134
Caterpillar Inc.	5.200%	5/27/41	150	191
Caterpillar Inc.	3.803%	8/15/42	243	272
Caterpillar Inc.	3.250%	9/19/49	200	201
Caterpillar Inc.	4.750%	5/15/64	100	137
CNH Industrial Capital LLC	4.200%	1/15/24	675	637
Crane Co.	4.450%	12/15/23	50	54
Crane Co.	4.200%	3/15/48	125	118
CRH America Inc.	5.750%	1/15/21	75	78
Deere & Co.	2.600%	6/8/22	125	127
Deere & Co.	2.750%	4/15/25	100	104
Deere & Co.	5.375%	10/16/29	125	151
Deere & Co.	3.100%	4/15/30	75	80
Deere & Co.	7.125%	3/3/31	100	135
Deere & Co.	3.900%	6/9/42	75	82
Deere & Co.	2.875%	9/7/49	100	94
Deere & Co.	3.750%	4/15/50	75	87
Dover Corp.	3.150%	11/15/25	200	208
Dover Corp.	2.950%	11/4/29	75	76
Dover Corp.	6.600%	3/15/38	75	100
Eaton Corp.	2.750%	11/2/22	300	303
Eaton Corp.	3.103%	9/15/27	125	126
Eaton Corp.	4.000%	11/2/32	150	156
Eaton Corp.	4.150%	11/2/42	150	167
Eaton Corp.	3.915%	9/15/47	50	52
Embraer Netherlands Finance BV	5.050%	6/15/25	200	165
Embraer Netherlands Finance BV	5.400%	2/1/27	100	85
5 Embraer Overseas Ltd.	5.696%	9/16/23	100	85
Embraer SA	5.150%	6/15/22	275	239
Emerson Electric Co.	2.625%	12/1/21	150	148
Emerson Electric Co.	3.150%	6/1/25	200	199
Flowserve Corp.	3.500%	9/15/22	250	249
Flowserve Corp.	4.000%	11/15/23	50	52
Fortive Corp.	2.350%	6/15/21	100	98
Fortive Corp.	3.150%	6/15/26	150	153
Fortive Corp.	4.300%	6/15/46	100	102
Fortune Brands Home & Security Inc.	4.000%	9/21/23	100	103
Fortune Brands Home & Security Inc.	4.000%	6/15/25	100	103
General Dynamics Corp.	3.000%	5/11/21	300	303
General Dynamics Corp.	3.375%	5/15/23	200	209
General Dynamics Corp.	1.875%	8/15/23	300	299
General Dynamics Corp.	2.375%	11/15/24	320	326
General Dynamics Corp.	3.500%	5/15/25	200	213
General Dynamics Corp.	2.625%	11/15/27	200	203
General Dynamics Corp.	3.750%	5/15/28	200	214
General Dynamics Corp.	3.600%	11/15/42	100	105
General Electric Co.	4.650%	10/17/21	347	357
General Electric Co.	3.150%	9/7/22	91	91
General Electric Co.	2.700%	10/9/22	850	835
General Electric Co.	3.100%	1/9/23	574	570
General Electric Co.	3.450%	5/15/24	100	100
General Electric Co.	6.750%	3/15/32	705	840
General Electric Co.	6.150%	8/7/37	161	190

General Electric Co.	5.875%	1/14/38	560	658
General Electric Co.	6.875%	1/10/39	338	435
General Electric Co.	4.125%	10/9/42	153	149
General Electric Co.	4.500%	3/11/44	138	141
Hexcel Corp.	4.700%	8/15/25	100	108
Honeywell International Inc.	4.250%	3/1/21	200	204
Honeywell International Inc.	1.850%	11/1/21	300	300
Honeywell International Inc.	2.150%	8/8/22	100	101
Honeywell International Inc.	2.300%	8/15/24	425	428
Honeywell International Inc.	2.500%	11/1/26	50	51
Honeywell International Inc.	2.700%	8/15/29	100	101
Honeywell International Inc.	5.700%	3/15/37	200	251
Honeywell International Inc.	5.375%	3/1/41	150	187
Hubbell Inc.	3.350%	3/1/26	75	76
Hubbell Inc.	3.150%	8/15/27	50	51
Hubbell Inc.	3.500%	2/15/28	175	179
5 Huntington Ingalls Industries Inc.	3.844%	5/1/25	100	103
Huntington Ingalls Industries Inc.	3.483%	12/1/27	125	123
5 Huntington Ingalls Industries Inc.	4.200%	5/1/30	100	104
Illinois Tool Works Inc.	3.375%	9/15/21	100	102
Illinois Tool Works Inc.	3.500%	3/1/24	200	204
Illinois Tool Works Inc.	2.650%	11/15/26	300	303
Illinois Tool Works Inc.	4.875%	9/15/41	75	88
Illinois Tool Works Inc.	3.900%	9/1/42	250	276
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	125	130
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	125	152
Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	375	387
Ingersoll-Rand Luxembourg Finance SA	3.500%	3/21/26	75	78
Ingersoll-Rand Luxembourg Finance SA	3.800%	3/21/29	225	228
Ingersoll-Rand Luxembourg Finance SA	4.500%	3/21/49	75	78
John Deere Capital Corp.	2.800%	3/4/21	100	101
John Deere Capital Corp.	2.875%	3/12/21	100	101
John Deere Capital Corp.	3.900%	7/12/21	100	102
John Deere Capital Corp.	3.125%	9/10/21	100	101
John Deere Capital Corp.	3.150%	10/15/21	25	25
John Deere Capital Corp.	2.650%	1/6/22	300	300
John Deere Capital Corp.	1.950%	6/13/22	375	370
John Deere Capital Corp.	2.150%	9/8/22	400	394
John Deere Capital Corp.	2.700%	1/6/23	100	98
John Deere Capital Corp.	2.800%	1/27/23	50	49
John Deere Capital Corp.	2.800%	3/6/23	100	102
John Deere Capital Corp.	3.450%	6/7/23	200	201
John Deere Capital Corp.	3.650%	10/12/23	50	53
John Deere Capital Corp.	2.600%	3/7/24	75	78
John Deere Capital Corp.	2.650%	6/24/24	75	74
John Deere Capital Corp.	2.050%	1/9/25	350	348
John Deere Capital Corp.	3.450%	3/13/25	300	301
John Deere Capital Corp.	3.400%	9/11/25	75	78
John Deere Capital Corp.	2.650%	6/10/26	100	96
John Deere Capital Corp.	2.250%	9/14/26	125	128
John Deere Capital Corp.	2.800%	9/8/27	150	153
John Deere Capital Corp.	3.050%	1/6/28	100	104
John Deere Capital Corp.	3.450%	3/7/29	50	54
John Deere Capital Corp.	2.800%	7/18/29	150	155
John Deere Capital Corp.	2.450%	1/9/30	175	178
Johnson Controls International plc	3.625%	7/2/24	126	132
Johnson Controls International plc	3.900%	2/14/26	37	39

Johnson Controls International plc	6.000%	1/15/36	39	49
Johnson Controls International plc	4.625%	7/2/44	175	179
Johnson Controls International plc	5.125%	9/14/45	14	15
Johnson Controls International plc	4.500%	2/15/47	100	104
Johnson Controls International plc	4.950%	7/2/64	72	74
Kennametal Inc.	3.875%	2/15/22	50	51
Kennametal Inc.	4.625%	6/15/28	120	128
5 L3Harris Technologies Inc.	3.850%	6/15/23	600	624
5 L3Harris Technologies Inc.	3.950%	5/28/24	103	109
L3Harris Technologies Inc.	3.832%	4/27/25	200	208
5 L3Harris Technologies Inc.	3.850%	12/15/26	50	52
5 L3Harris Technologies Inc.	4.400%	6/15/28	175	185
L3Harris Technologies Inc.	4.854%	4/27/35	100	110
L3Harris Technologies Inc.	6.150%	12/15/40	100	133
L3Harris Technologies Inc.	5.054%	4/27/45	100	111
Leggett & Platt Inc.	3.800%	11/15/24	100	105
Leggett & Platt Inc.	3.500%	11/15/27	300	291
Leggett & Platt Inc.	4.400%	3/15/29	75	79
Legrand France SA	8.500%	2/15/25	68	89
Lennox International Inc.	3.000%	11/15/23	100	102
Lockheed Martin Corp.	3.350%	9/15/21	725	737
Lockheed Martin Corp.	3.100%	1/15/23	100	101
Lockheed Martin Corp.	3.550%	1/15/26	380	408
Lockheed Martin Corp.	3.600%	3/1/35	150	165
Lockheed Martin Corp.	4.500%	5/15/36	100	107
Lockheed Martin Corp.	6.150%	9/1/36	375	484
Lockheed Martin Corp.	4.070%	12/15/42	270	313
Lockheed Martin Corp.	3.800%	3/1/45	100	108
Lockheed Martin Corp.	4.700%	5/15/46	275	339
Lockheed Martin Corp.	4.090%	9/15/52	156	189
Martin Marietta Materials Inc.	4.250%	7/2/24	100	104
Martin Marietta Materials Inc.	3.450%	6/1/27	50	50
Martin Marietta Materials Inc.	3.500%	12/15/27	100	100
Martin Marietta Materials Inc.	4.250%	12/15/47	175	175
Masco Corp.	3.500%	4/1/21	70	69
Masco Corp.	4.450%	4/1/25	50	51
Masco Corp.	4.375%	4/1/26	100	99
Masco Corp.	3.500%	11/15/27	100	93
Masco Corp.	7.750%	8/1/29	24	29
Masco Corp.	4.500%	5/15/47	100	85
Mohawk Industries Inc.	3.850%	2/1/23	100	102
Northrop Grumman Corp.	3.500%	3/15/21	200	202
Northrop Grumman Corp.	2.550%	10/15/22	200	200
Northrop Grumman Corp.	3.250%	8/1/23	150	153
Northrop Grumman Corp.	2.930%	1/15/25	275	279
Northrop Grumman Corp.	3.200%	2/1/27	150	155
Northrop Grumman Corp.	3.250%	1/15/28	100	105
Northrop Grumman Corp.	5.050%	11/15/40	50	62
Northrop Grumman Corp.	4.750%	6/1/43	275	333
Northrop Grumman Corp.	4.030%	10/15/47	380	434
Northrop Grumman Corp.	5.250%	5/1/50	150	202
Nvent Finance Sarl	3.950%	4/15/23	200	208
Nvent Finance Sarl	4.550%	4/15/28	100	111
Oshkosh Corp.	4.600%	5/15/28	185	185
Oshkosh Corp.	3.100%	3/1/30	60	55
5 Otis Worldwide Corp.	2.056%	4/5/25	300	295
5 Otis Worldwide Corp.	2.293%	4/5/27	200	192

5 Otis Worldwide Corp.	2.565%	2/15/30	300	293
5 Otis Worldwide Corp.	3.112%	2/15/40	150	141
5 Otis Worldwide Corp.	3.362%	2/15/50	100	97
Owens Corning	3.400%	8/15/26	200	191
Owens Corning	3.950%	8/15/29	100	97
Owens Corning	4.300%	7/15/47	200	177
Owens Corning	4.400%	1/30/48	75	68
Parker-Hannifin Corp.	3.500%	9/15/22	175	178
Parker-Hannifin Corp.	2.700%	6/14/24	110	109
Parker-Hannifin Corp.	3.300%	11/21/24	290	302
Parker-Hannifin Corp.	3.250%	3/1/27	125	126
Parker-Hannifin Corp.	3.250%	6/14/29	75	76
Parker-Hannifin Corp.	6.250%	5/15/38	150	195
Parker-Hannifin Corp.	4.450%	11/21/44	200	213
Parker-Hannifin Corp.	4.100%	3/1/47	75	77
Parker-Hannifin Corp.	4.000%	6/14/49	110	115
Precision Castparts Corp.	2.500%	1/15/23	200	201
Precision Castparts Corp.	3.250%	6/15/25	175	187
Precision Castparts Corp.	3.900%	1/15/43	75	78
Precision Castparts Corp.	4.375%	6/15/45	300	326
Raytheon Co.	2.500%	12/15/22	275	282
Raytheon Co.	7.200%	8/15/27	25	32
Raytheon Co.	4.700%	12/15/41	50	58
Raytheon Technologies Corp.	3.650%	8/16/23	50	53
Raytheon Technologies Corp.	3.950%	8/16/25	250	272
Raytheon Technologies Corp.	6.700%	8/1/28	75	92
Raytheon Technologies Corp.	4.125%	11/16/28	600	663
Raytheon Technologies Corp.	7.500%	9/15/29	125	176
Raytheon Technologies Corp.	5.400%	5/1/35	150	189
Raytheon Technologies Corp.	6.050%	6/1/36	100	133
Raytheon Technologies Corp.	6.125%	7/15/38	100	133
Raytheon Technologies Corp.	4.450%	11/16/38	175	197
Raytheon Technologies Corp.	5.700%	4/15/40	100	123
Raytheon Technologies Corp.	4.500%	6/1/42	675	782
Raytheon Technologies Corp.	4.150%	5/15/45	200	223
Raytheon Technologies Corp.	3.750%	11/1/46	200	206
Raytheon Technologies Corp.	4.050%	5/4/47	300	329
Raytheon Technologies Corp.	4.625%	11/16/48	350	414
Republic Services Inc.	5.250%	11/15/21	175	182
Republic Services Inc.	3.550%	6/1/22	50	51
Republic Services Inc.	2.500%	8/15/24	200	202
Republic Services Inc.	3.200%	3/15/25	250	264
Republic Services Inc.	2.300%	3/1/30	500	473
Republic Services Inc.	6.200%	3/1/40	50	68
Republic Services Inc.	5.700%	5/15/41	100	134
Republic Services Inc.	3.050%	3/1/50	80	70
Rockwell Automation Inc.	3.500%	3/1/29	100	106
Rockwell Automation Inc.	4.200%	3/1/49	100	114
Rockwell Collins Inc.	3.100%	11/15/21	50	49
Rockwell Collins Inc.	2.800%	3/15/22	170	172
Rockwell Collins Inc.	3.200%	3/15/24	175	180
Rockwell Collins Inc.	3.500%	3/15/27	300	310
Rockwell Collins Inc.	4.800%	12/15/43	65	72
Rockwell Collins Inc.	4.350%	4/15/47	250	274
Roper Technologies Inc.	2.800%	12/15/21	200	200
Roper Technologies Inc.	2.350%	9/15/24	125	122
Roper Technologies Inc.	3.850%	12/15/25	100	102

Roper Technologies Inc.	3.800%	12/15/26	145	149
Roper Technologies Inc.	4.200%	9/15/28	175	189
Roper Technologies Inc.	2.950%	9/15/29	125	124
Snap-on Inc.	6.125%	9/1/21	75	79
Snap-on Inc.	3.250%	3/1/27	50	52
Snap-on Inc.	4.100%	3/1/48	75	83
Sonoco Products Co.	5.750%	11/1/40	120	140
Spirit AeroSystems Inc.	3.950%	6/15/23	10	9
Stanley Black & Decker Inc.	3.400%	12/1/21	150	151
Stanley Black & Decker Inc.	3.400%	3/1/26	100	103
Stanley Black & Decker Inc.	2.300%	3/15/30	375	365
Stanley Black & Decker Inc.	5.200%	9/1/40	75	91
Stanley Black & Decker Inc.	4.850%	11/15/48	100	115
3 Stanley Black & Decker Inc.	4.000%	3/15/60	75	71
Textron Inc.	3.875%	3/1/25	65	65
Textron Inc.	4.000%	3/15/26	200	202
Textron Inc.	3.650%	3/15/27	250	243
Textron Inc.	3.375%	3/1/28	50	47
Textron Inc.	3.900%	9/17/29	225	219
Timken Co.	3.875%	9/1/24	100	104
Timken Co.	4.500%	12/15/28	25	27
Valmont Industries Inc.	5.000%	10/1/44	150	147
Valmont Industries Inc.	5.250%	10/1/54	75	70
Vulcan Materials Co.	4.500%	4/1/25	200	207
Vulcan Materials Co.	4.500%	6/15/47	125	126
Wabtec Corp.	4.400%	3/15/24	275	273
Wabtec Corp.	3.450%	11/15/26	150	136
Wabtec Corp.	4.950%	9/15/28	175	169
Waste Connections Inc.	3.500%	5/1/29	200	204
Waste Connections Inc.	2.600%	2/1/30	139	130
Waste Connections Inc.	3.050%	4/1/50	75	66
Waste Management Inc.	4.600%	3/1/21	50	51
Waste Management Inc.	2.900%	9/15/22	100	101
Waste Management Inc.	2.400%	5/15/23	225	221
Waste Management Inc.	3.500%	5/15/24	200	199
Waste Management Inc.	2.950%	6/15/24	150	152
Waste Management Inc.	3.125%	3/1/25	150	156
Waste Management Inc.	3.200%	6/15/26	145	150
Waste Management Inc.	3.150%	11/15/27	125	127
Waste Management Inc.	3.450%	6/15/29	200	214
Waste Management Inc.	3.900%	3/1/35	250	268
Waste Management Inc.	4.000%	7/15/39	100	109
Waste Management Inc.	4.100%	3/1/45	150	166
Waste Management Inc.	4.150%	7/15/49	200	238
WW Grainger Inc.	1.850%	2/15/25	75	75
WW Grainger Inc.	4.600%	6/15/45	200	235
WW Grainger Inc.	3.750%	5/15/46	75	73
WW Grainger Inc.	4.200%	5/15/47	50	53
Xylem Inc.	3.250%	11/1/26	100	110
Xylem Inc.	4.375%	11/1/46	100	108

Communication (2.3%)
Activision Blizzard Inc.	2.300%	9/15/21	125	123
Activision Blizzard Inc.	2.600%	6/15/22	75	76
Activision Blizzard Inc.	3.400%	9/15/26	160	169
Activision Blizzard Inc.	4.500%	6/15/47	75	93
America Movil SAB de CV	3.125%	7/16/22	300	303

America Movil SAB de CV	3.625%	4/22/29	200	206
America Movil SAB de CV	6.375%	3/1/35	300	393
America Movil SAB de CV	6.125%	11/15/37	150	193
America Movil SAB de CV	6.125%	3/30/40	200	256
America Movil SAB de CV	4.375%	7/16/42	250	268
America Movil SAB de CV	4.375%	4/22/49	200	218
American Tower Corp.	3.450%	9/15/21	475	477
American Tower Corp.	2.250%	1/15/22	125	121
American Tower Corp.	3.500%	1/31/23	200	201
American Tower Corp.	5.000%	2/15/24	100	106
American Tower Corp.	3.375%	5/15/24	200	198
American Tower Corp.	2.950%	1/15/25	100	99
American Tower Corp.	2.400%	3/15/25	75	74
American Tower Corp.	3.375%	10/15/26	200	200
American Tower Corp.	2.750%	1/15/27	500	471
American Tower Corp.	3.125%	1/15/27	125	121
American Tower Corp.	3.950%	3/15/29	140	145
American Tower Corp.	3.800%	8/15/29	475	488
American Tower Corp.	2.900%	1/15/30	145	138
American Tower Corp.	3.700%	10/15/49	200	186
AT&T Inc.	3.200%	3/1/22	250	254
AT&T Inc.	3.400%	6/15/22	100	102
AT&T Inc.	3.000%	6/30/22	767	773
AT&T Inc.	3.600%	2/17/23	755	777
AT&T Inc.	4.050%	12/15/23	100	105
AT&T Inc.	3.800%	3/1/24	125	132
AT&T Inc.	4.450%	4/1/24	250	265
AT&T Inc.	3.950%	1/15/25	268	282
AT&T Inc.	3.400%	5/15/25	940	973
AT&T Inc.	3.600%	7/15/25	275	286
AT&T Inc.	3.875%	1/15/26	505	518
AT&T Inc.	4.125%	2/17/26	515	550
AT&T Inc.	3.800%	2/15/27	700	727
AT&T Inc.	4.100%	2/15/28	804	844
AT&T Inc.	4.350%	3/1/29	650	699
AT&T Inc.	4.300%	2/15/30	660	710
AT&T Inc.	4.500%	5/15/35	200	214
AT&T Inc.	5.250%	3/1/37	500	581
AT&T Inc.	4.900%	8/15/37	300	336
AT&T Inc.	4.850%	3/1/39	480	543
AT&T Inc.	6.350%	3/15/40	100	127
AT&T Inc.	6.100%	7/15/40	100	125
AT&T Inc.	6.000%	8/15/40	300	375
AT&T Inc.	5.350%	9/1/40	600	697
AT&T Inc.	5.550%	8/15/41	225	264
AT&T Inc.	5.375%	10/15/41	100	114
AT&T Inc.	5.150%	3/15/42	375	431
AT&T Inc.	4.900%	6/15/42	525	584
AT&T Inc.	4.300%	12/15/42	271	287
AT&T Inc.	5.350%	12/15/43	175	191
AT&T Inc.	4.650%	6/1/44	100	108
AT&T Inc.	4.800%	6/15/44	575	640
AT&T Inc.	4.350%	6/15/45	624	659
AT&T Inc.	4.750%	5/15/46	650	721
AT&T Inc.	5.150%	11/15/46	1,473	1,775
AT&T Inc.	4.500%	3/9/48	500	542
AT&T Inc.	4.550%	3/9/49	362	389

AT&T Inc.	5.150%	2/15/50	332	388
AT&T Inc.	5.300%	8/15/58	307	301
Bell Canada Inc.	4.300%	7/29/49	100	116
British Telecommunications plc	4.500%	12/4/23	200	208
British Telecommunications plc	5.125%	12/4/28	100	112
British Telecommunications plc	9.625%	12/15/30	516	803
CC Holdings GS V LLC / Crown Castle GS III
Corp.	3.849%	4/15/23	250	251
Charter Communications Operating LLC /
Charter Communications Operating Capital	4.464%	7/23/22	676	699
Charter Communications Operating LLC /
Charter Communications Operating Capital	4.500%	2/1/24	175	181
Charter Communications Operating LLC /
Charter Communications Operating Capital	4.908%	7/23/25	850	900
Charter Communications Operating LLC /
Charter Communications Operating Capital	3.750%	2/15/28	730	714
Charter Communications Operating LLC /
Charter Communications Operating Capital	5.050%	3/30/29	225	243
Charter Communications Operating LLC /
Charter Communications Operating Capital	6.384%	10/23/35	575	683
Charter Communications Operating LLC /
Charter Communications Operating Capital	5.375%	4/1/38	150	164
Charter Communications Operating LLC /
Charter Communications Operating Capital	6.484%	10/23/45	650	798
Charter Communications Operating LLC /
Charter Communications Operating Capital	5.375%	5/1/47	450	485
Charter Communications Operating LLC /
Charter Communications Operating Capital	5.750%	4/1/48	400	454
Charter Communications Operating LLC /
Charter Communications Operating Capital	5.125%	7/1/49	75	80
Charter Communications Operating LLC /
Charter Communications Operating Capital	4.800%	3/1/50	550	572
Charter Communications Operating LLC /
Charter Communications Operating Capital	6.834%	10/23/55	75	90
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	139	164
Comcast Corp.	2.750%	3/1/23	200	206
Comcast Corp.	3.000%	2/1/24	710	748
Comcast Corp.	3.375%	2/15/25	1,564	1,669
Comcast Corp.	3.375%	8/15/25	250	265
Comcast Corp.	3.950%	10/15/25	625	691
Comcast Corp.	3.150%	3/1/26	400	419
Comcast Corp.	2.350%	1/15/27	495	494
Comcast Corp.	3.300%	4/1/27	150	159
Comcast Corp.	3.150%	2/15/28	325	336
Comcast Corp.	4.150%	10/15/28	950	1,084
Comcast Corp.	2.650%	2/1/30	300	305
Comcast Corp.	3.400%	4/1/30	300	324
Comcast Corp.	4.250%	10/15/30	250	290
Comcast Corp.	4.250%	1/15/33	275	319
Comcast Corp.	4.200%	8/15/34	175	200
Comcast Corp.	5.650%	6/15/35	1,065	1,415
Comcast Corp.	4.400%	8/15/35	150	176
Comcast Corp.	3.200%	7/15/36	225	235
Comcast Corp.	6.450%	3/15/37	175	237
Comcast Corp.	6.950%	8/15/37	250	356
Comcast Corp.	3.900%	3/1/38	175	194

Comcast Corp.	6.400%	5/15/38	100	135
Comcast Corp.	4.600%	10/15/38	550	667
Comcast Corp.	3.250%	11/1/39	250	262
Comcast Corp.	6.400%	3/1/40	150	204
Comcast Corp.	3.750%	4/1/40	100	110
Comcast Corp.	4.650%	7/15/42	370	465
Comcast Corp.	4.500%	1/15/43	100	120
Comcast Corp.	4.600%	8/15/45	250	306
Comcast Corp.	3.400%	7/15/46	500	534
Comcast Corp.	3.969%	11/1/47	1,086	1,254
Comcast Corp.	4.000%	3/1/48	175	203
Comcast Corp.	4.700%	10/15/48	475	612
Comcast Corp.	3.999%	11/1/49	268	318
Comcast Corp.	3.450%	2/1/50	400	431
Comcast Corp.	4.950%	10/15/58	475	634
Crown Castle International Corp.	2.250%	9/1/21	125	123
Crown Castle International Corp.	4.875%	4/15/22	125	128
Crown Castle International Corp.	5.250%	1/15/23	125	131
Crown Castle International Corp.	3.150%	7/15/23	150	145
Crown Castle International Corp.	3.200%	9/1/24	250	237
Crown Castle International Corp.	4.450%	2/15/26	250	261
Crown Castle International Corp.	3.700%	6/15/26	175	180
Crown Castle International Corp.	3.650%	9/1/27	325	322
Crown Castle International Corp.	3.800%	2/15/28	425	425
Crown Castle International Corp.	3.300%	7/1/30	115	114
Crown Castle International Corp.	4.750%	5/15/47	95	95
Crown Castle International Corp.	5.200%	2/15/49	75	81
Crown Castle International Corp.	4.150%	7/1/50	100	99
Deutsche Telekom International Finance BV	8.750%	6/15/30	775	1,053
Discovery Communications LLC	4.375%	6/15/21	25	25
Discovery Communications LLC	3.500%	6/15/22	200	202
Discovery Communications LLC	2.950%	3/20/23	100	100
Discovery Communications LLC	3.250%	4/1/23	100	100
Discovery Communications LLC	3.800%	3/13/24	100	100
Discovery Communications LLC	3.900%	11/15/24	150	149
Discovery Communications LLC	3.450%	3/15/25	380	369
Discovery Communications LLC	3.950%	6/15/25	100	98
Discovery Communications LLC	4.900%	3/11/26	150	153
Discovery Communications LLC	3.950%	3/20/28	400	391
Discovery Communications LLC	4.125%	5/15/29	100	97
Discovery Communications LLC	5.000%	9/20/37	325	322
Discovery Communications LLC	6.350%	6/1/40	150	171
Discovery Communications LLC	4.950%	5/15/42	227	219
Discovery Communications LLC	5.200%	9/20/47	225	220
Discovery Communications LLC	5.300%	5/15/49	75	76
Electronic Arts Inc.	3.700%	3/1/21	150	151
Electronic Arts Inc.	4.800%	3/1/26	100	111
5 Fox Corp.	3.666%	1/25/22	50	51
5 Fox Corp.	4.030%	1/25/24	250	260
6 Fox Corp.	3.050%	4/7/25	100	100
5 Fox Corp.	4.709%	1/25/29	375	410
6 Fox Corp.	3.500%	4/8/30	50	50
5 Fox Corp.	5.476%	1/25/39	250	292
5 Fox Corp.	5.576%	1/25/49	425	512
Grupo Televisa SAB	6.625%	3/18/25	100	109
Grupo Televisa SAB	4.625%	1/30/26	100	105
Grupo Televisa SAB	6.625%	1/15/40	125	143

Grupo Televisa SAB	5.000%	5/13/45	425	422
Grupo Televisa SAB	5.250%	5/24/49	200	207
Interpublic Group of Cos. Inc.	3.750%	10/1/21	50	50
Interpublic Group of Cos. Inc.	3.750%	2/15/23	150	147
Interpublic Group of Cos. Inc.	4.200%	4/15/24	422	431
Interpublic Group of Cos. Inc.	4.650%	10/1/28	100	102
Interpublic Group of Cos. Inc.	4.750%	3/30/30	100	99
Interpublic Group of Cos. Inc.	5.400%	10/1/48	175	184
Koninklijke KPN NV	8.375%	10/1/30	125	161
Moody's Corp.	2.750%	12/15/21	100	99
Moody's Corp.	4.500%	9/1/22	100	102
Moody's Corp.	4.875%	2/15/24	250	270
Moody's Corp.	4.875%	12/17/48	125	143
NBCUniversal Media LLC	2.875%	1/15/23	225	232
NBCUniversal Media LLC	6.400%	4/30/40	150	224
NBCUniversal Media LLC	5.950%	4/1/41	225	311
NBCUniversal Media LLC	4.450%	1/15/43	225	269
Omnicom Group Inc.	2.450%	4/30/30	150	141
Omnicom Group Inc.	4.200%	6/1/30	100	104
Omnicom Group Inc. / Omnicom Capital Inc.	3.625%	5/1/22	250	254
Omnicom Group Inc. / Omnicom Capital Inc.	3.650%	11/1/24	150	153
Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	250	249
Orange SA	4.125%	9/14/21	325	330
Orange SA	9.000%	3/1/31	450	683
Orange SA	5.375%	1/13/42	325	409
RELX Capital Inc.	3.500%	3/16/23	125	130
RELX Capital Inc.	4.000%	3/18/29	100	105
Rogers Communications Inc.	3.000%	3/15/23	205	209
Rogers Communications Inc.	4.100%	10/1/23	175	187
Rogers Communications Inc.	3.625%	12/15/25	125	132
Rogers Communications Inc.	2.900%	11/15/26	100	101
Rogers Communications Inc.	4.500%	3/15/43	265	298
Rogers Communications Inc.	5.000%	3/15/44	190	229
Rogers Communications Inc.	4.350%	5/1/49	450	509
Rogers Communications Inc.	3.700%	11/15/49	150	155
S&P Global Inc.	4.000%	6/15/25	125	132
S&P Global Inc.	4.400%	2/15/26	175	190
S&P Global Inc.	2.500%	12/1/29	125	122
S&P Global Inc.	4.500%	5/15/48	100	127
S&P Global Inc.	3.250%	12/1/49	150	149
Telefonica Emisiones SAU	4.103%	3/8/27	250	259
Telefonica Emisiones SAU	7.045%	6/20/36	375	469
Telefonica Emisiones SAU	4.665%	3/6/38	200	201
Telefonica Emisiones SAU	5.213%	3/8/47	550	618
Telefonica Emisiones SAU	4.895%	3/6/48	250	261
Telefonica Emisiones SAU	5.520%	3/1/49	335	368
TELUS Corp.	2.800%	2/16/27	100	102
TELUS Corp.	4.300%	6/15/49	200	211
Thomson Reuters Corp.	5.500%	8/15/35	75	90
Thomson Reuters Corp.	5.850%	4/15/40	100	119
Thomson Reuters Corp.	5.650%	11/23/43	100	119
Time Warner Cable LLC	6.550%	5/1/37	200	235
Time Warner Cable LLC	7.300%	7/1/38	50	62
Time Warner Cable LLC	6.750%	6/15/39	400	457
Time Warner Cable LLC	5.875%	11/15/40	425	449
Time Warner Cable LLC	5.500%	9/1/41	250	264
Time Warner Cable LLC	4.500%	9/15/42	250	236

Time Warner Entertainment Co. LP	8.375%	3/15/23	200	217
Time Warner Entertainment Co. LP	8.375%	7/15/33	200	264
Verizon Communications Inc.	3.450%	3/15/21	300	304
Verizon Communications Inc.	4.600%	4/1/21	475	487
Verizon Communications Inc.	2.946%	3/15/22	400	408
Verizon Communications Inc.	3.125%	3/16/22	350	360
Verizon Communications Inc.	5.150%	9/15/23	830	927
Verizon Communications Inc.	4.150%	3/15/24	100	107
Verizon Communications Inc.	3.500%	11/1/24	400	426
Verizon Communications Inc.	3.376%	2/15/25	534	572
Verizon Communications Inc.	2.625%	8/15/26	475	489
Verizon Communications Inc.	4.125%	3/16/27	700	785
Verizon Communications Inc.	4.329%	9/21/28	1,229	1,417
Verizon Communications Inc.	4.016%	12/3/29	927	1,044
Verizon Communications Inc.	3.150%	3/22/30	165	178
Verizon Communications Inc.	4.500%	8/10/33	575	691
Verizon Communications Inc.	4.400%	11/1/34	725	848
Verizon Communications Inc.	4.272%	1/15/36	513	600
Verizon Communications Inc.	5.250%	3/16/37	875	1,118
Verizon Communications Inc.	4.812%	3/15/39	350	431
Verizon Communications Inc.	4.750%	11/1/41	175	204
Verizon Communications Inc.	3.850%	11/1/42	175	195
Verizon Communications Inc.	4.125%	8/15/46	250	290
Verizon Communications Inc.	4.862%	8/21/46	1,279	1,665
Verizon Communications Inc.	4.522%	9/15/48	747	939
Verizon Communications Inc.	5.012%	4/15/49	385	517
Verizon Communications Inc.	4.000%	3/22/50	250	297
Verizon Communications Inc.	4.672%	3/15/55	600	764
ViacomCBS Inc.	3.875%	12/15/21	125	122
ViacomCBS Inc.	2.500%	2/15/23	200	188
ViacomCBS Inc.	2.900%	6/1/23	75	71
ViacomCBS Inc.	4.250%	9/1/23	225	229
ViacomCBS Inc.	3.875%	4/1/24	124	124
ViacomCBS Inc.	3.700%	8/15/24	175	176
ViacomCBS Inc.	3.500%	1/15/25	150	144
ViacomCBS Inc.	4.750%	5/15/25	300	299
ViacomCBS Inc.	2.900%	1/15/27	279	270
ViacomCBS Inc.	3.375%	2/15/28	100	90
ViacomCBS Inc.	3.700%	6/1/28	100	95
ViacomCBS Inc.	5.500%	5/15/33	75	73
ViacomCBS Inc.	6.875%	4/30/36	240	272
ViacomCBS Inc.	5.900%	10/15/40	225	216
ViacomCBS Inc.	4.850%	7/1/42	225	191
ViacomCBS Inc.	4.375%	3/15/43	406	357
ViacomCBS Inc.	5.850%	9/1/43	75	77
ViacomCBS Inc.	4.900%	8/15/44	100	88
Vodafone Group plc	3.750%	1/16/24	650	666
Vodafone Group plc	4.125%	5/30/25	500	530
Vodafone Group plc	4.375%	5/30/28	650	683
Vodafone Group plc	7.875%	2/15/30	150	187
Vodafone Group plc	6.250%	11/30/32	100	114
Vodafone Group plc	5.000%	5/30/38	325	361
Vodafone Group plc	4.375%	2/19/43	275	284
Vodafone Group plc	5.250%	5/30/48	700	849
Vodafone Group plc	4.875%	6/19/49	350	386
Vodafone Group plc	4.250%	9/17/50	450	457
Walt Disney Co.	2.550%	2/15/22	75	76

Walt Disney Co.	2.450%	3/4/22	75	76
Walt Disney Co.	1.650%	9/1/22	100	100
Walt Disney Co.	3.000%	9/15/22	275	284
Walt Disney Co.	1.750%	8/30/24	100	101
Walt Disney Co.	3.700%	9/15/24	200	215
Walt Disney Co.	3.350%	3/24/25	100	109
Walt Disney Co.	3.150%	9/17/25	150	151
Walt Disney Co.	3.700%	10/15/25	125	136
Walt Disney Co.	1.850%	7/30/26	1,070	1,057
Walt Disney Co.	2.000%	9/1/29	400	390
Walt Disney Co.	3.800%	3/22/30	90	101
Walt Disney Co.	6.550%	3/15/33	100	130
Walt Disney Co.	6.200%	12/15/34	400	543
Walt Disney Co.	6.400%	12/15/35	365	517
Walt Disney Co.	6.150%	3/1/37	200	261
Walt Disney Co.	4.625%	3/23/40	75	92
Walt Disney Co.	4.375%	8/16/41	75	84
Walt Disney Co.	4.125%	12/1/41	205	230
Walt Disney Co.	3.700%	12/1/42	125	128
Walt Disney Co.	5.400%	10/1/43	100	133
Walt Disney Co.	4.750%	9/15/44	175	217
Walt Disney Co.	2.750%	9/1/49	400	393
Walt Disney Co.	4.700%	3/23/50	195	255
Weibo Corp.	3.500%	7/5/24	200	198
WPP Finance 2010	3.625%	9/7/22	200	199
WPP Finance 2010	3.750%	9/19/24	100	101

Consumer Cyclical (1.7%)
Alibaba Group Holding Ltd.	3.125%	11/28/21	300	302
Alibaba Group Holding Ltd.	2.800%	6/6/23	200	202
Alibaba Group Holding Ltd.	3.600%	11/28/24	400	422
Alibaba Group Holding Ltd.	3.400%	12/6/27	400	426
Alibaba Group Holding Ltd.	4.500%	11/28/34	280	329
Alibaba Group Holding Ltd.	4.000%	12/6/37	200	225
Alibaba Group Holding Ltd.	4.200%	12/6/47	425	511
Alibaba Group Holding Ltd.	4.400%	12/6/57	100	135
Amazon.com Inc.	3.300%	12/5/21	200	207
Amazon.com Inc.	2.500%	11/29/22	150	155
Amazon.com Inc.	2.400%	2/22/23	450	468
Amazon.com Inc.	2.800%	8/22/24	250	266
Amazon.com Inc.	3.800%	12/5/24	120	133
Amazon.com Inc.	5.200%	12/3/25	225	268
Amazon.com Inc.	3.150%	8/22/27	300	330
Amazon.com Inc.	4.800%	12/5/34	225	293
Amazon.com Inc.	3.875%	8/22/37	500	598
Amazon.com Inc.	4.950%	12/5/44	350	486
Amazon.com Inc.	4.050%	8/22/47	600	769
Amazon.com Inc.	4.250%	8/22/57	500	677
American Honda Finance Corp.	3.150%	1/8/21	250	251
American Honda Finance Corp.	1.650%	7/12/21	150	148
American Honda Finance Corp.	1.700%	9/9/21	400	393
American Honda Finance Corp.	3.375%	12/10/21	150	151
American Honda Finance Corp.	2.200%	6/27/22	150	147
American Honda Finance Corp.	2.600%	11/16/22	40	40
American Honda Finance Corp.	1.950%	5/10/23	200	196
American Honda Finance Corp.	3.450%	7/14/23	125	127
American Honda Finance Corp.	3.625%	10/10/23	100	103

American Honda Finance Corp.	2.900%	2/16/24	150	151
American Honda Finance Corp.	2.400%	6/27/24	100	99
American Honda Finance Corp.	2.150%	9/10/24	125	122
American Honda Finance Corp.	2.300%	9/9/26	50	48
American Honda Finance Corp.	2.350%	1/8/27	100	95
American Honda Finance Corp.	3.500%	2/15/28	100	101
Aptiv Corp.	4.150%	3/15/24	125	122
Aptiv plc	4.250%	1/15/26	150	152
Aptiv plc	4.350%	3/15/29	50	47
Aptiv plc	4.400%	10/1/46	50	40
Aptiv plc	5.400%	3/15/49	50	45
Automatic Data Processing Inc.	3.375%	9/15/25	200	211
AutoNation Inc.	3.500%	11/15/24	205	199
AutoNation Inc.	4.500%	10/1/25	150	146
AutoNation Inc.	3.800%	11/15/27	75	74
AutoZone Inc.	3.700%	4/15/22	100	103
AutoZone Inc.	2.875%	1/15/23	75	76
AutoZone Inc.	3.125%	7/15/23	125	126
AutoZone Inc.	3.125%	4/18/24	130	135
AutoZone Inc.	3.125%	4/21/26	100	103
AutoZone Inc.	3.750%	6/1/27	100	100
AutoZone Inc.	3.750%	4/18/29	100	102
AutoZone Inc.	4.000%	4/15/30	150	153
Best Buy Co. Inc.	5.500%	3/15/21	25	25
Best Buy Co. Inc.	4.450%	10/1/28	200	206
Block Financial LLC	5.500%	11/1/22	100	100
Block Financial LLC	5.250%	10/1/25	100	97
Booking Holdings Inc.	2.750%	3/15/23	100	99
Booking Holdings Inc.	3.650%	3/15/25	100	100
Booking Holdings Inc.	3.600%	6/1/26	225	226
Booking Holdings Inc.	3.550%	3/15/28	100	102
BorgWarner Inc.	3.375%	3/15/25	75	74
BorgWarner Inc.	4.375%	3/15/45	100	98
Costco Wholesale Corp.	2.150%	5/18/21	200	202
Costco Wholesale Corp.	2.250%	2/15/22	100	100
Costco Wholesale Corp.	2.300%	5/18/22	150	153
Costco Wholesale Corp.	2.750%	5/18/24	275	288
Costco Wholesale Corp.	3.000%	5/18/27	100	108
Cummins Inc.	7.125%	3/1/28	100	127
Cummins Inc.	4.875%	10/1/43	125	148
Daimler Finance North America LLC	8.500%	1/18/31	250	344
Darden Restaurants Inc.	3.850%	5/1/27	200	184
Darden Restaurants Inc.	4.550%	2/15/48	50	39
Dollar General Corp.	3.250%	4/15/23	150	152
Dollar General Corp.	4.150%	11/1/25	105	107
Dollar General Corp.	3.875%	4/15/27	50	51
Dollar General Corp.	4.125%	5/1/28	150	159
Dollar Tree Inc.	3.700%	5/15/23	100	102
Dollar Tree Inc.	4.000%	5/15/25	200	206
Dollar Tree Inc.	4.200%	5/15/28	300	306
DR Horton Inc.	4.375%	9/15/22	100	99
DR Horton Inc.	4.750%	2/15/23	225	225
DR Horton Inc.	5.750%	8/15/23	75	76
DR Horton Inc.	2.500%	10/15/24	100	93
eBay Inc.	2.875%	8/1/21	125	124
eBay Inc.	3.800%	3/9/22	100	102
eBay Inc.	2.600%	7/15/22	450	451

eBay Inc.	2.750%	1/30/23	175	172
eBay Inc.	3.450%	8/1/24	125	127
eBay Inc.	1.900%	3/11/25	100	94
eBay Inc.	3.600%	6/5/27	300	293
eBay Inc.	2.700%	3/11/30	100	91
Expedia Group Inc.	4.500%	8/15/24	100	92
Expedia Group Inc.	5.000%	2/15/26	150	136
Expedia Group Inc.	3.250%	2/15/30	250	204
Ford Motor Co.	4.346%	12/8/26	225	173
Ford Motor Co.	6.375%	2/1/29	75	54
Ford Motor Co.	7.450%	7/16/31	210	151
Ford Motor Co.	4.750%	1/15/43	55	27
Ford Motor Credit Co. LLC	3.336%	3/18/21	200	191
Ford Motor Credit Co. LLC	3.350%	11/1/22	500	466
Ford Motor Credit Co. LLC	3.087%	1/9/23	400	360
General Motors Co.	4.875%	10/2/23	625	557
General Motors Co.	4.000%	4/1/25	100	84
General Motors Co.	5.000%	10/1/28	150	129
General Motors Co.	5.000%	4/1/35	165	121
General Motors Co.	6.600%	4/1/36	250	217
General Motors Co.	5.150%	4/1/38	225	165
General Motors Co.	6.250%	10/2/43	210	167
General Motors Co.	5.200%	4/1/45	230	177
General Motors Co.	6.750%	4/1/46	130	104
General Motors Co.	5.400%	4/1/48	200	142
General Motors Co.	5.950%	4/1/49	175	134
General Motors Financial Co. Inc.	4.200%	3/1/21	175	168
General Motors Financial Co. Inc.	3.550%	4/9/21	150	143
General Motors Financial Co. Inc.	3.200%	7/6/21	225	211
General Motors Financial Co. Inc.	4.375%	9/25/21	100	94
General Motors Financial Co. Inc.	4.200%	11/6/21	50	48
General Motors Financial Co. Inc.	3.450%	1/14/22	125	117
General Motors Financial Co. Inc.	3.450%	4/10/22	355	329
General Motors Financial Co. Inc.	3.150%	6/30/22	100	90
General Motors Financial Co. Inc.	3.550%	7/8/22	200	186
General Motors Financial Co. Inc.	3.250%	1/5/23	275	247
General Motors Financial Co. Inc.	3.700%	5/9/23	200	180
General Motors Financial Co. Inc.	4.250%	5/15/23	150	136
General Motors Financial Co. Inc.	4.150%	6/19/23	200	182
General Motors Financial Co. Inc.	5.100%	1/17/24	100	92
General Motors Financial Co. Inc.	3.950%	4/13/24	400	363
General Motors Financial Co. Inc.	3.500%	11/7/24	200	175
General Motors Financial Co. Inc.	4.000%	1/15/25	175	155
General Motors Financial Co. Inc.	2.900%	2/26/25	958	820
General Motors Financial Co. Inc.	4.350%	4/9/25	325	282
General Motors Financial Co. Inc.	5.250%	3/1/26	150	132
General Motors Financial Co. Inc.	4.000%	10/6/26	100	82
General Motors Financial Co. Inc.	4.350%	1/17/27	325	268
General Motors Financial Co. Inc.	3.850%	1/5/28	100	82
General Motors Financial Co. Inc.	5.650%	1/17/29	150	131
GLP Capital LP / GLP Financing II Inc.	5.375%	11/1/23	100	91
GLP Capital LP / GLP Financing II Inc.	3.350%	9/1/24	75	66
GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	200	186
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	175	156
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	25	22
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	275	234
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/30	175	134

Harley-Davidson Inc.	3.500%	7/28/25	100	94
Harley-Davidson Inc.	4.625%	7/28/45	125	119
Harman International Industries Inc.	4.150%	5/15/25	76	80
Home Depot Inc.	2.000%	4/1/21	250	250
Home Depot Inc.	4.400%	4/1/21	190	193
Home Depot Inc.	3.250%	3/1/22	150	155
Home Depot Inc.	2.625%	6/1/22	265	270
Home Depot Inc.	2.700%	4/1/23	25	26
Home Depot Inc.	3.750%	2/15/24	200	211
Home Depot Inc.	3.350%	9/15/25	250	268
Home Depot Inc.	3.000%	4/1/26	275	291
Home Depot Inc.	2.125%	9/15/26	100	100
Home Depot Inc.	2.500%	4/15/27	195	199
Home Depot Inc.	2.800%	9/14/27	200	207
Home Depot Inc.	3.900%	12/6/28	100	112
Home Depot Inc.	2.950%	6/15/29	700	725
Home Depot Inc.	2.700%	4/15/30	195	199
Home Depot Inc.	5.875%	12/16/36	825	1,170
Home Depot Inc.	3.300%	4/15/40	195	200
Home Depot Inc.	5.950%	4/1/41	175	245
Home Depot Inc.	4.200%	4/1/43	200	230
Home Depot Inc.	4.875%	2/15/44	300	373
Home Depot Inc.	4.400%	3/15/45	100	117
Home Depot Inc.	4.250%	4/1/46	330	392
Home Depot Inc.	3.900%	6/15/47	250	284
Home Depot Inc.	4.500%	12/6/48	125	156
Home Depot Inc.	3.125%	12/15/49	125	126
Home Depot Inc.	3.350%	4/15/50	195	203
Home Depot Inc.	3.500%	9/15/56	150	150
Hyatt Hotels Corp.	5.375%	8/15/21	50	48
Hyatt Hotels Corp.	3.375%	7/15/23	100	92
Hyatt Hotels Corp.	4.850%	3/15/26	50	48
Hyatt Hotels Corp.	4.375%	9/15/28	75	69
IHS Markit Ltd.	3.625%	5/1/24	100	99
IHS Markit Ltd.	4.750%	8/1/28	140	145
IHS Markit Ltd.	4.250%	5/1/29	100	102
JD.com Inc.	3.125%	4/29/21	200	201
JD.com Inc.	3.375%	1/14/30	200	201
Kohl's Corp.	4.250%	7/17/25	100	86
Kohl's Corp.	5.550%	7/17/45	100	68
Las Vegas Sands Corp.	3.200%	8/8/24	365	329
Las Vegas Sands Corp.	2.900%	6/25/25	200	174
Las Vegas Sands Corp.	3.500%	8/18/26	145	133
Las Vegas Sands Corp.	3.900%	8/8/29	65	57
Lear Corp.	3.800%	9/15/27	100	92
Lear Corp.	4.250%	5/15/29	150	133
Lear Corp.	3.500%	5/30/30	100	86
Lear Corp.	5.250%	5/15/49	225	193
Lowe's Cos. Inc.	3.750%	4/15/21	200	203
Lowe's Cos. Inc.	3.120%	4/15/22	150	149
Lowe's Cos. Inc.	3.875%	9/15/23	275	285
Lowe's Cos. Inc.	3.125%	9/15/24	100	102
Lowe's Cos. Inc.	3.375%	9/15/25	200	205
Lowe's Cos. Inc.	2.500%	4/15/26	250	247
Lowe's Cos. Inc.	3.100%	5/3/27	350	351
Lowe's Cos. Inc.	6.500%	3/15/29	67	82
Lowe's Cos. Inc.	3.650%	4/5/29	300	310

Lowe's Cos. Inc.	4.650%	4/15/42	100	110
Lowe's Cos. Inc.	4.250%	9/15/44	100	99
Lowe's Cos. Inc.	4.375%	9/15/45	150	156
Lowe's Cos. Inc.	3.700%	4/15/46	250	237
Lowe's Cos. Inc.	4.050%	5/3/47	300	299
Lowe's Cos. Inc.	4.550%	4/5/49	275	315
Macy's Retail Holdings Inc.	3.450%	1/15/21	100	80
Macy's Retail Holdings Inc.	2.875%	2/15/23	75	54
Magna International Inc.	3.625%	6/15/24	170	157
Magna International Inc.	4.150%	10/1/25	100	95
Marriott International Inc.	2.875%	3/1/21	50	47
Marriott International Inc.	3.125%	10/15/21	50	45
Marriott International Inc.	2.125%	10/3/22	200	180
Marriott International Inc.	3.750%	3/15/25	175	157
Marriott International Inc.	3.750%	10/1/25	65	61
Marriott International Inc.	3.125%	6/15/26	183	164
Marriott International Inc.	4.000%	4/15/28	50	47
Mastercard Inc.	2.000%	11/21/21	100	101
Mastercard Inc.	3.375%	4/1/24	300	318
Mastercard Inc.	2.000%	3/3/25	524	535
Mastercard Inc.	2.950%	11/21/26	100	106
Mastercard Inc.	3.500%	2/26/28	50	54
Mastercard Inc.	2.950%	6/1/29	275	294
Mastercard Inc.	3.800%	11/21/46	100	115
Mastercard Inc.	3.950%	2/26/48	100	118
Mastercard Inc.	3.650%	6/1/49	250	283
Mastercard Inc.	3.850%	3/26/50	150	183
McDonald's Corp.	3.625%	5/20/21	175	178
McDonald's Corp.	2.625%	1/15/22	275	280
McDonald's Corp.	3.350%	4/1/23	200	207
McDonald's Corp.	3.375%	5/26/25	175	181
McDonald's Corp.	3.300%	7/1/25	100	104
McDonald's Corp.	3.700%	1/30/26	300	317
McDonald's Corp.	3.500%	3/1/27	200	204
McDonald's Corp.	3.500%	7/1/27	150	158
McDonald's Corp.	3.800%	4/1/28	350	364
McDonald's Corp.	2.625%	9/1/29	200	194
McDonald's Corp.	3.600%	7/1/30	150	158
McDonald's Corp.	4.700%	12/9/35	200	226
McDonald's Corp.	6.300%	10/15/37	150	195
McDonald's Corp.	6.300%	3/1/38	100	127
McDonald's Corp.	5.700%	2/1/39	100	120
McDonald's Corp.	3.700%	2/15/42	25	25
McDonald's Corp.	3.625%	5/1/43	100	97
McDonald's Corp.	4.600%	5/26/45	210	235
McDonald's Corp.	4.875%	12/9/45	300	354
McDonald's Corp.	4.450%	3/1/47	150	163
McDonald's Corp.	4.450%	9/1/48	150	166
McDonald's Corp.	3.625%	9/1/49	150	152
McDonald's Corp.	4.200%	4/1/50	200	223
NIKE Inc.	2.400%	3/27/25	225	234
NIKE Inc.	2.375%	11/1/26	200	204
NIKE Inc.	2.750%	3/27/27	200	209
NIKE Inc.	2.850%	3/27/30	200	211
NIKE Inc.	3.250%	3/27/40	200	209
NIKE Inc.	3.625%	5/1/43	125	138
NIKE Inc.	3.875%	11/1/45	225	274

NIKE Inc.	3.375%	11/1/46	100	104
NIKE Inc.	3.375%	3/27/50	200	220
Nordstrom Inc.	4.000%	10/15/21	125	119
Nordstrom Inc.	4.000%	3/15/27	100	81
Nordstrom Inc.	4.375%	4/1/30	125	98
Nordstrom Inc.	5.000%	1/15/44	190	133
NVR Inc.	3.950%	9/15/22	100	100
O'Reilly Automotive Inc.	3.800%	9/1/22	100	101
O'Reilly Automotive Inc.	3.850%	6/15/23	75	77
O'Reilly Automotive Inc.	3.550%	3/15/26	100	101
O'Reilly Automotive Inc.	3.600%	9/1/27	325	327
O'Reilly Automotive Inc.	4.200%	4/1/30	125	129
PACCAR Financial Corp.	2.050%	11/13/20	50	50
PACCAR Financial Corp.	2.250%	2/25/21	75	75
PACCAR Financial Corp.	2.800%	3/1/21	90	90
PACCAR Financial Corp.	3.150%	8/9/21	25	25
PACCAR Financial Corp.	2.850%	3/1/22	100	98
PACCAR Financial Corp.	2.650%	5/10/22	100	98
PACCAR Financial Corp.	2.300%	8/10/22	50	49
PACCAR Financial Corp.	2.000%	9/26/22	50	49
PACCAR Financial Corp.	3.400%	8/9/23	100	97
PACCAR Financial Corp.	2.150%	8/15/24	75	71
PACCAR Financial Corp.	1.800%	2/6/25	60	56
QVC Inc.	5.125%	7/2/22	25	21
QVC Inc.	4.850%	4/1/24	95	82
QVC Inc.	4.450%	2/15/25	183	156
QVC Inc.	4.750%	2/15/27	100	89
QVC Inc.	5.950%	3/15/43	125	85
Ralph Lauren Corp.	3.750%	9/15/25	50	52
Royal Caribbean Cruises Ltd.	5.250%	11/15/22	100	73
Royal Caribbean Cruises Ltd.	3.700%	3/15/28	200	126
Sands China Ltd.	4.600%	8/8/23	400	408
Sands China Ltd.	5.125%	8/8/25	400	400
Sands China Ltd.	5.400%	8/8/28	300	281
Starbucks Corp.	2.700%	6/15/22	75	76
Starbucks Corp.	3.100%	3/1/23	375	382
Starbucks Corp.	3.850%	10/1/23	100	104
Starbucks Corp.	2.450%	6/15/26	200	198
Starbucks Corp.	3.500%	3/1/28	100	103
Starbucks Corp.	4.000%	11/15/28	200	213
Starbucks Corp.	3.550%	8/15/29	200	210
Starbucks Corp.	4.300%	6/15/45	50	53
Starbucks Corp.	3.750%	12/1/47	125	126
Starbucks Corp.	4.500%	11/15/48	200	223
Tapestry Inc.	3.000%	7/15/22	125	126
Tapestry Inc.	4.250%	4/1/25	70	72
Tapestry Inc.	4.125%	7/15/27	100	85
Target Corp.	2.900%	1/15/22	200	204
Target Corp.	3.500%	7/1/24	325	347
Target Corp.	2.250%	4/15/25	200	204
Target Corp.	2.500%	4/15/26	175	179
Target Corp.	3.375%	4/15/29	200	217
Target Corp.	2.650%	9/15/30	150	154
Target Corp.	6.350%	11/1/32	140	186
Target Corp.	6.500%	10/15/37	103	147
Target Corp.	7.000%	1/15/38	125	186
Target Corp.	4.000%	7/1/42	285	334

Target Corp.	3.625%	4/15/46	200	224
Target Corp.	3.900%	11/15/47	125	147
TJX Cos. Inc.	2.750%	6/15/21	150	150
TJX Cos. Inc.	2.500%	5/15/23	100	100
TJX Cos. Inc.	3.500%	4/15/25	150	153
TJX Cos. Inc.	2.250%	9/15/26	350	336
TJX Cos. Inc.	3.750%	4/15/27	150	154
TJX Cos. Inc.	3.875%	4/15/30	100	103
TJX Cos. Inc.	4.500%	4/15/50	100	109
Toyota Motor Corp.	3.183%	7/20/21	140	142
Toyota Motor Corp.	2.157%	7/2/22	100	99
Toyota Motor Corp.	3.419%	7/20/23	150	153
Toyota Motor Corp.	2.358%	7/2/24	100	100
Toyota Motor Corp.	2.760%	7/2/29	100	101
Toyota Motor Credit Corp.	1.900%	4/8/21	250	251
Toyota Motor Credit Corp.	2.950%	4/13/21	100	100
Toyota Motor Credit Corp.	3.400%	9/15/21	175	178
Toyota Motor Credit Corp.	1.800%	10/7/21	80	80
Toyota Motor Credit Corp.	2.600%	1/11/22	200	200
Toyota Motor Credit Corp.	3.300%	1/12/22	175	177
Toyota Motor Credit Corp.	2.650%	4/12/22	500	504
Toyota Motor Credit Corp.	2.800%	7/13/22	100	101
Toyota Motor Credit Corp.	2.150%	9/8/22	200	199
Toyota Motor Credit Corp.	2.625%	1/10/23	100	100
Toyota Motor Credit Corp.	2.250%	10/18/23	300	294
Toyota Motor Credit Corp.	2.900%	4/17/24	125	126
Toyota Motor Credit Corp.	1.800%	2/13/25	150	145
Toyota Motor Credit Corp.	3.400%	4/14/25	125	128
Toyota Motor Credit Corp.	3.200%	1/11/27	200	204
Toyota Motor Credit Corp.	3.050%	1/11/28	100	100
Toyota Motor Credit Corp.	3.650%	1/8/29	100	103
Toyota Motor Credit Corp.	2.150%	2/13/30	150	139
Visa Inc.	2.150%	9/15/22	100	102
Visa Inc.	2.800%	12/14/22	550	573
Visa Inc.	3.150%	12/14/25	925	1,007
Visa Inc.	1.900%	4/15/27	200	199
Visa Inc.	2.750%	9/15/27	150	156
Visa Inc.	2.050%	4/15/30	200	200
Visa Inc.	4.150%	12/14/35	325	408
Visa Inc.	2.700%	4/15/40	200	199
Visa Inc.	4.300%	12/14/45	825	1,034
Visa Inc.	3.650%	9/15/47	100	112
Walgreen Co.	3.100%	9/15/22	250	250
Walgreen Co.	4.400%	9/15/42	195	190
Walgreens Boots Alliance Inc.	3.300%	11/18/21	225	228
Walgreens Boots Alliance Inc.	3.800%	11/18/24	375	386
Walgreens Boots Alliance Inc.	3.450%	6/1/26	325	323
Walgreens Boots Alliance Inc.	4.500%	11/18/34	125	116
Walgreens Boots Alliance Inc.	4.800%	11/18/44	275	270
Walgreens Boots Alliance Inc.	4.650%	6/1/46	115	98
Walmart Inc.	3.125%	6/23/21	300	306
Walmart Inc.	2.350%	12/15/22	800	824
Walmart Inc.	2.550%	4/11/23	150	155
Walmart Inc.	3.400%	6/26/23	250	266
Walmart Inc.	3.300%	4/22/24	250	268
Walmart Inc.	2.850%	7/8/24	275	286
Walmart Inc.	2.650%	12/15/24	200	209

Walmart Inc.	3.550%	6/26/25	275	300
Walmart Inc.	3.050%	7/8/26	250	269
Walmart Inc.	5.875%	4/5/27	405	497
Walmart Inc.	3.700%	6/26/28	450	504
Walmart Inc.	3.250%	7/8/29	300	330
Walmart Inc.	2.375%	9/24/29	125	129
Walmart Inc.	7.550%	2/15/30	105	152
Walmart Inc.	5.250%	9/1/35	385	533
Walmart Inc.	6.200%	4/15/38	315	446
Walmart Inc.	3.950%	6/28/38	275	326
Walmart Inc.	5.000%	10/25/40	100	131
Walmart Inc.	4.000%	4/11/43	274	330
Walmart Inc.	4.300%	4/22/44	361	436
Walmart Inc.	3.625%	12/15/47	265	311
Walmart Inc.	4.050%	6/29/48	425	534
Western Union Co.	3.600%	3/15/22	100	101
Western Union Co.	2.850%	1/10/25	108	108
Western Union Co.	6.200%	11/17/36	100	96
Western Union Co.	6.200%	6/21/40	35	32

Consumer Noncyclical (4.2%)
Abbott Laboratories	2.550%	3/15/22	175	178
Abbott Laboratories	3.400%	11/30/23	316	332
Abbott Laboratories	2.950%	3/15/25	175	181
Abbott Laboratories	3.875%	9/15/25	75	81
Abbott Laboratories	3.750%	11/30/26	367	406
Abbott Laboratories	4.750%	11/30/36	375	474
Abbott Laboratories	5.300%	5/27/40	125	163
Abbott Laboratories	4.750%	4/15/43	175	234
Abbott Laboratories	4.900%	11/30/46	775	1,060
AbbVie Inc.	2.300%	5/14/21	350	350
AbbVie Inc.	3.375%	11/14/21	250	253
5 AbbVie Inc.	2.150%	11/19/21	250	249
AbbVie Inc.	2.900%	11/6/22	800	811
AbbVie Inc.	3.200%	11/6/22	275	282
5 AbbVie Inc.	2.300%	11/21/22	575	575
AbbVie Inc.	2.850%	5/14/23	200	203
AbbVie Inc.	3.750%	11/14/23	250	260
5 AbbVie Inc.	2.600%	11/21/24	750	751
AbbVie Inc.	3.600%	5/14/25	725	759
AbbVie Inc.	3.200%	5/14/26	350	358
5 AbbVie Inc.	2.950%	11/21/26	740	754
AbbVie Inc.	4.250%	11/14/28	350	378
5 AbbVie Inc.	3.200%	11/21/29	1,080	1,087
AbbVie Inc.	4.500%	5/14/35	495	547
AbbVie Inc.	4.300%	5/14/36	190	206
5 AbbVie Inc.	4.050%	11/21/39	775	810
AbbVie Inc.	4.400%	11/6/42	501	562
AbbVie Inc.	4.700%	5/14/45	602	676
AbbVie Inc.	4.450%	5/14/46	455	493
AbbVie Inc.	4.875%	11/14/48	375	432
5 AbbVie Inc.	4.250%	11/21/49	1,025	1,100
Actavis Inc.	3.250%	10/1/22	300	300
Adventist Health System/West	2.952%	3/1/29	100	98
Adventist Health System/West	3.630%	3/1/49	100	105
Advocate Health & Hospitals Corp.	3.829%	8/15/28	50	55
Advocate Health & Hospitals Corp.	4.272%	8/15/48	100	120

Advocate Health & Hospitals Corp.	3.387%	10/15/49	75	84
Agilent Technologies Inc.	3.200%	10/1/22	75	75
Agilent Technologies Inc.	3.875%	7/15/23	100	103
Agilent Technologies Inc.	3.050%	9/22/26	75	72
Agilent Technologies Inc.	2.750%	9/15/29	100	98
AHS Hospital Corp.	5.024%	7/1/45	75	96
Allergan Finance LLC	4.625%	10/1/42	190	226
Allergan Funding SCS	3.450%	3/15/22	507	506
Allergan Funding SCS	3.850%	6/15/24	200	206
Allergan Funding SCS	3.800%	3/15/25	590	601
Allergan Funding SCS	4.550%	3/15/35	350	380
Allergan Funding SCS	4.850%	6/15/44	230	263
Allergan Funding SCS	4.750%	3/15/45	75	78
Allergan Inc.	2.800%	3/15/23	100	101
Allina Health System	3.887%	4/15/49	75	81
Altria Group Inc.	4.750%	5/5/21	225	228
Altria Group Inc.	3.490%	2/14/22	200	203
Altria Group Inc.	2.850%	8/9/22	375	377
Altria Group Inc.	2.950%	5/2/23	400	395
Altria Group Inc.	4.000%	1/31/24	250	256
Altria Group Inc.	4.400%	2/14/26	275	284
Altria Group Inc.	2.625%	9/16/26	75	71
Altria Group Inc.	4.800%	2/14/29	575	599
Altria Group Inc.	5.800%	2/14/39	400	438
Altria Group Inc.	4.250%	8/9/42	275	267
Altria Group Inc.	4.500%	5/2/43	125	121
Altria Group Inc.	5.375%	1/31/44	350	388
Altria Group Inc.	3.875%	9/16/46	175	158
Altria Group Inc.	5.950%	2/14/49	500	580
Altria Group Inc.	6.200%	2/14/59	100	111
AmerisourceBergen Corp.	3.500%	11/15/21	200	201
AmerisourceBergen Corp.	3.400%	5/15/24	75	76
AmerisourceBergen Corp.	3.250%	3/1/25	50	51
AmerisourceBergen Corp.	3.450%	12/15/27	275	275
AmerisourceBergen Corp.	4.250%	3/1/45	25	24
AmerisourceBergen Corp.	4.300%	12/15/47	175	170
Amgen Inc.	3.875%	11/15/21	207	212
Amgen Inc.	2.700%	5/1/22	75	76
Amgen Inc.	2.650%	5/11/22	275	277
Amgen Inc.	3.625%	5/15/22	225	231
Amgen Inc.	2.250%	8/19/23	150	150
Amgen Inc.	3.625%	5/22/24	500	525
Amgen Inc.	1.900%	2/21/25	100	98
Amgen Inc.	3.125%	5/1/25	175	183
Amgen Inc.	2.600%	8/19/26	455	461
Amgen Inc.	2.200%	2/21/27	150	148
Amgen Inc.	2.450%	2/21/30	250	248
Amgen Inc.	3.150%	2/21/40	475	472
Amgen Inc.	4.950%	10/1/41	240	285
Amgen Inc.	5.150%	11/15/41	250	261
Amgen Inc.	4.400%	5/1/45	450	528
Amgen Inc.	4.563%	6/15/48	356	428
Amgen Inc.	3.375%	2/21/50	250	258
Amgen Inc.	4.663%	6/15/51	659	836
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide Inc.	3.650%	2/1/26	770	810

Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide Inc.	4.700%	2/1/36	1,195	1,246
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide Inc.	4.900%	2/1/46	2,310	2,604
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	254	253
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	568	585
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	100	104
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	100	104
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	300	285
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	200	206
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	275	305
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	70	71
Anheuser-Busch InBev Worldwide Inc.	3.500%	1/12/24	150	157
Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	882	951
Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	500	527
Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	825	908
Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	340	377
Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	275	284
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	150	222
Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	125	145
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	325	362
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	325	304
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	500	530
Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	476	478
Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	475	558
Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	350	359
Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	155	190
Archer-Daniels-Midland Co.	4.479%	3/1/21	163	167
Archer-Daniels-Midland Co.	3.375%	3/15/22	100	102
Archer-Daniels-Midland Co.	2.750%	3/27/25	100	102
Archer-Daniels-Midland Co.	2.500%	8/11/26	200	201
Archer-Daniels-Midland Co.	3.250%	3/27/30	100	106
Archer-Daniels-Midland Co.	5.935%	10/1/32	80	105
Archer-Daniels-Midland Co.	5.375%	9/15/35	95	121
Archer-Daniels-Midland Co.	4.535%	3/26/42	50	55
Archer-Daniels-Midland Co.	4.016%	4/16/43	200	223
Archer-Daniels-Midland Co.	3.750%	9/15/47	100	107
Archer-Daniels-Midland Co.	4.500%	3/15/49	125	150
Ascension Health	2.532%	11/15/29	100	98
Ascension Health	3.106%	11/15/39	100	102
Ascension Health	3.945%	11/15/46	175	203
3 Ascension Health	4.847%	11/15/53	75	94
AstraZeneca plc	2.375%	6/12/22	225	226
AstraZeneca plc	3.500%	8/17/23	225	236
AstraZeneca plc	3.375%	11/16/25	400	418
AstraZeneca plc	3.125%	6/12/27	175	180
AstraZeneca plc	4.000%	1/17/29	200	221
AstraZeneca plc	6.450%	9/15/37	450	643
AstraZeneca plc	4.000%	9/18/42	290	323
AstraZeneca plc	4.375%	11/16/45	200	248
AstraZeneca plc	4.375%	8/17/48	135	167
BAT Capital Corp.	2.764%	8/15/22	325	319
BAT Capital Corp.	3.222%	8/15/24	650	642
BAT Capital Corp.	3.215%	9/6/26	200	189
BAT Capital Corp.	4.700%	4/2/27	75	76
BAT Capital Corp.	3.557%	8/15/27	675	638
BAT Capital Corp.	3.462%	9/6/29	125	114

BAT Capital Corp.	4.906%	4/2/30	150	154
BAT Capital Corp.	4.390%	8/15/37	525	484
BAT Capital Corp.	4.540%	8/15/47	475	432
BAT Capital Corp.	4.758%	9/6/49	250	250
BAT Capital Corp.	5.282%	4/2/50	75	75
Baxalta Inc.	3.600%	6/23/22	15	16
Baxalta Inc.	4.000%	6/23/25	97	102
Baxalta Inc.	5.250%	6/23/45	73	89
Baxter International Inc.	1.700%	8/15/21	150	149
Baxter International Inc.	3.500%	8/15/46	100	90
Baylor Scott & White Holdings	4.185%	11/15/45	100	118
Beam Suntory Inc.	3.250%	5/15/22	50	50
Becton Dickinson & Co.	3.125%	11/8/21	65	65
Becton Dickinson & Co.	2.894%	6/6/22	350	350
Becton Dickinson & Co.	3.300%	3/1/23	50	49
Becton Dickinson & Co.	3.734%	12/15/24	272	276
Becton Dickinson & Co.	3.700%	6/6/27	375	381
Becton Dickinson & Co.	4.875%	5/15/44	26	28
Becton Dickinson & Co.	4.685%	12/15/44	196	207
Becton Dickinson & Co.	4.669%	6/6/47	300	316
Biogen Inc.	3.625%	9/15/22	275	282
Biogen Inc.	4.050%	9/15/25	350	369
Biogen Inc.	5.200%	9/15/45	350	465
Boston Scientific Corp.	3.375%	5/15/22	50	51
Boston Scientific Corp.	3.450%	3/1/24	175	179
Boston Scientific Corp.	3.850%	5/15/25	77	80
Boston Scientific Corp.	3.750%	3/1/26	125	129
Boston Scientific Corp.	4.000%	3/1/29	150	159
Boston Scientific Corp.	7.000%	11/15/35	100	149
Boston Scientific Corp.	4.550%	3/1/39	175	189
Boston Scientific Corp.	7.375%	1/15/40	50	81
Boston Scientific Corp.	4.700%	3/1/49	200	224
5 Bristol-Myers Squibb Co.	2.550%	5/14/21	225	227
5 Bristol-Myers Squibb Co.	2.250%	8/15/21	75	75
5 Bristol-Myers Squibb Co.	2.600%	5/16/22	300	306
Bristol-Myers Squibb Co.	2.000%	8/1/22	275	276
5 Bristol-Myers Squibb Co.	3.550%	8/15/22	50	52
5 Bristol-Myers Squibb Co.	2.750%	2/15/23	150	152
5 Bristol-Myers Squibb Co.	3.250%	2/20/23	200	206
Bristol-Myers Squibb Co.	7.150%	6/15/23	200	230
5 Bristol-Myers Squibb Co.	4.000%	8/15/23	125	133
5 Bristol-Myers Squibb Co.	3.625%	5/15/24	175	185
5 Bristol-Myers Squibb Co.	2.900%	7/26/24	625	656
5 Bristol-Myers Squibb Co.	3.875%	8/15/25	475	514
5 Bristol-Myers Squibb Co.	3.200%	6/15/26	460	491
5 Bristol-Myers Squibb Co.	3.450%	11/15/27	210	225
5 Bristol-Myers Squibb Co.	3.900%	2/20/28	275	307
5 Bristol-Myers Squibb Co.	3.400%	7/26/29	885	974
5 Bristol-Myers Squibb Co.	4.125%	6/15/39	380	457
5 Bristol-Myers Squibb Co.	5.700%	10/15/40	50	69
Bristol-Myers Squibb Co.	3.250%	8/1/42	100	104
5 Bristol-Myers Squibb Co.	5.250%	8/15/43	150	209
Bristol-Myers Squibb Co.	4.500%	3/1/44	75	98
5 Bristol-Myers Squibb Co.	4.625%	5/15/44	175	227
5 Bristol-Myers Squibb Co.	5.000%	8/15/45	400	534
5 Bristol-Myers Squibb Co.	4.350%	11/15/47	250	318
5 Bristol-Myers Squibb Co.	4.550%	2/20/48	300	387

5 Bristol-Myers Squibb Co.	4.250%	10/26/49	725	906
Brown-Forman Corp.	3.500%	4/15/25	75	80
Brown-Forman Corp.	4.500%	7/15/45	100	112
Bunge Ltd. Finance Corp.	3.000%	9/25/22	250	246
Bunge Ltd. Finance Corp.	4.350%	3/15/24	125	129
Bunge Ltd. Finance Corp.	3.750%	9/25/27	200	184
Campbell Soup Co.	3.650%	3/15/23	65	66
Campbell Soup Co.	3.950%	3/15/25	200	209
Campbell Soup Co.	3.300%	3/19/25	125	124
Campbell Soup Co.	4.150%	3/15/28	175	189
Campbell Soup Co.	4.800%	3/15/48	135	161
Cardinal Health Inc.	2.616%	6/15/22	115	115
Cardinal Health Inc.	3.200%	3/15/23	150	150
Cardinal Health Inc.	3.079%	6/15/24	290	288
Cardinal Health Inc.	3.750%	9/15/25	100	103
Cardinal Health Inc.	3.410%	6/15/27	265	266
Cardinal Health Inc.	4.600%	3/15/43	75	75
Cardinal Health Inc.	4.500%	11/15/44	50	46
Cardinal Health Inc.	4.900%	9/15/45	100	105
Cardinal Health Inc.	4.368%	6/15/47	125	127
Children's Hospital Corp.	4.115%	1/1/47	75	92
Children's Hospital Medical Center	4.268%	5/15/44	50	63
CHRISTUS Health	4.341%	7/1/28	125	137
Church & Dwight Co. Inc.	2.450%	8/1/22	25	25
Church & Dwight Co. Inc.	3.150%	8/1/27	100	103
Church & Dwight Co. Inc.	3.950%	8/1/47	75	81
Cigna Corp.	3.400%	9/17/21	280	283
5 Cigna Corp.	3.900%	2/15/22	200	206
5 Cigna Corp.	3.050%	11/30/22	100	97
5 Cigna Corp.	3.000%	7/15/23	700	704
Cigna Corp.	3.750%	7/15/23	133	137
5 Cigna Corp.	3.500%	6/15/24	175	174
5 Cigna Corp.	3.250%	4/15/25	250	252
Cigna Corp.	4.125%	11/15/25	265	281
5 Cigna Corp.	4.500%	2/25/26	390	420
5 Cigna Corp.	3.400%	3/1/27	275	279
5 Cigna Corp.	7.875%	5/15/27	41	52
5 Cigna Corp.	3.050%	10/15/27	225	221
Cigna Corp.	4.375%	10/15/28	610	657
Cigna Corp.	2.400%	3/15/30	75	71
Cigna Corp.	4.800%	8/15/38	340	382
Cigna Corp.	3.200%	3/15/40	150	139
5 Cigna Corp.	6.125%	11/15/41	92	118
5 Cigna Corp.	4.800%	7/15/46	400	451
5 Cigna Corp.	3.875%	10/15/47	120	122
Cigna Corp.	4.900%	12/15/48	570	675
Cigna Corp.	3.400%	3/15/50	200	189
City of Hope	5.623%	11/15/43	75	114
City of Hope	4.378%	8/15/48	100	134
Cleveland Clinic Foundation	4.858%	1/1/14	75	103
Clorox Co.	3.800%	11/15/21	250	259
Clorox Co.	3.050%	9/15/22	100	104
Clorox Co.	3.500%	12/15/24	175	181
Clorox Co.	3.100%	10/1/27	50	52
Clorox Co.	3.900%	5/15/28	50	55
Coca-Cola Co.	1.550%	9/1/21	175	175
Coca-Cola Co.	3.300%	9/1/21	250	257

Coca-Cola Co.	2.200%	5/25/22	100	102
Coca-Cola Co.	3.200%	11/1/23	225	244
Coca-Cola Co.	1.750%	9/6/24	100	102
Coca-Cola Co.	2.875%	10/27/25	300	315
Coca-Cola Co.	2.550%	6/1/26	100	103
Coca-Cola Co.	2.250%	9/1/26	410	407
Coca-Cola Co.	2.900%	5/25/27	50	53
Coca-Cola Co.	2.125%	9/6/29	125	126
Coca-Cola Consolidated Inc.	3.800%	11/25/25	125	129
Coca-Cola Femsa SAB de CV	2.750%	1/22/30	200	196
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	150	174
Colgate-Palmolive Co.	2.450%	11/15/21	75	75
Colgate-Palmolive Co.	2.250%	11/15/22	75	76
Colgate-Palmolive Co.	2.100%	5/1/23	280	285
Colgate-Palmolive Co.	3.250%	3/15/24	100	106
Colgate-Palmolive Co.	4.000%	8/15/45	150	179
Colgate-Palmolive Co.	3.700%	8/1/47	25	29
CommonSpirit Health	2.950%	11/1/22	75	72
CommonSpirit Health	2.760%	10/1/24	100	101
CommonSpirit Health	3.347%	10/1/29	175	170
3 CommonSpirit Health	4.350%	11/1/42	225	221
CommonSpirit Health	3.817%	10/1/49	50	50
CommonSpirit Health	4.187%	10/1/49	200	187
Conagra Brands Inc.	3.800%	10/22/21	225	227
Conagra Brands Inc.	3.250%	9/15/22	75	72
Conagra Brands Inc.	3.200%	1/25/23	151	147
Conagra Brands Inc.	4.300%	5/1/24	200	207
Conagra Brands Inc.	4.600%	11/1/25	150	158
Conagra Brands Inc.	7.000%	10/1/28	75	89
Conagra Brands Inc.	4.850%	11/1/28	250	269
Conagra Brands Inc.	8.250%	9/15/30	50	67
Conagra Brands Inc.	5.300%	11/1/38	200	217
Conagra Brands Inc.	5.400%	11/1/48	200	225
Constellation Brands Inc.	3.750%	5/1/21	100	100
Constellation Brands Inc.	2.700%	5/9/22	50	49
Constellation Brands Inc.	2.650%	11/7/22	250	243
Constellation Brands Inc.	3.200%	2/15/23	250	250
Constellation Brands Inc.	4.250%	5/1/23	200	207
Constellation Brands Inc.	4.750%	11/15/24	175	188
Constellation Brands Inc.	4.400%	11/15/25	100	102
Constellation Brands Inc.	3.700%	12/6/26	100	100
Constellation Brands Inc.	3.500%	5/9/27	150	148
Constellation Brands Inc.	3.600%	2/15/28	175	172
Constellation Brands Inc.	4.650%	11/15/28	75	77
Constellation Brands Inc.	3.150%	8/1/29	225	210
Constellation Brands Inc.	4.500%	5/9/47	75	70
Constellation Brands Inc.	4.100%	2/15/48	100	92
Cottage Health Obligated Group	3.304%	11/1/49	100	100
Covidien International Finance SA	3.200%	6/15/22	325	335
CVS Health Corp.	3.350%	3/9/21	383	386
CVS Health Corp.	2.125%	6/1/21	250	248
CVS Health Corp.	3.500%	7/20/22	350	357
CVS Health Corp.	2.750%	12/1/22	150	151
CVS Health Corp.	4.750%	12/1/22	150	157
CVS Health Corp.	3.700%	3/9/23	1,155	1,197
CVS Health Corp.	4.000%	12/5/23	195	204
CVS Health Corp.	3.375%	8/12/24	275	281

CVS Health Corp.	4.100%	3/25/25	905	954
CVS Health Corp.	3.875%	7/20/25	765	811
CVS Health Corp.	2.875%	6/1/26	425	430
CVS Health Corp.	3.000%	8/15/26	450	450
CVS Health Corp.	3.625%	4/1/27	100	102
CVS Health Corp.	4.300%	3/25/28	1,785	1,897
CVS Health Corp.	3.250%	8/15/29	360	356
CVS Health Corp.	3.750%	4/1/30	100	103
CVS Health Corp.	4.875%	7/20/35	125	139
CVS Health Corp.	4.780%	3/25/38	1,000	1,075
CVS Health Corp.	6.125%	9/15/39	75	90
CVS Health Corp.	4.125%	4/1/40	150	151
CVS Health Corp.	5.300%	12/5/43	150	173
CVS Health Corp.	5.125%	7/20/45	875	1,004
CVS Health Corp.	5.050%	3/25/48	1,350	1,536
CVS Health Corp.	4.250%	4/1/50	75	78
Danaher Corp.	3.350%	9/15/25	100	105
Danaher Corp.	4.375%	9/15/45	75	74
Dartmouth-Hitchcock Health	4.178%	8/1/48	100	111
Delhaize America LLC	9.000%	4/15/31	100	147
DH Europe Finance II Sarl	2.050%	11/15/22	250	245
DH Europe Finance II Sarl	2.200%	11/15/24	250	243
DH Europe Finance II Sarl	2.600%	11/15/29	150	149
DH Europe Finance II Sarl	3.250%	11/15/39	175	170
DH Europe Finance II Sarl	3.400%	11/15/49	175	172
Diageo Capital plc	2.625%	4/29/23	500	505
Diageo Capital plc	2.125%	10/24/24	200	195
Diageo Capital plc	2.375%	10/24/29	200	192
Diageo Capital plc	5.875%	9/30/36	50	65
Diageo Capital plc	3.875%	4/29/43	100	104
Diageo Investment Corp.	2.875%	5/11/22	300	303
Diageo Investment Corp.	4.250%	5/11/42	150	163
Dignity Health	3.125%	11/1/22	50	50
Dignity Health	3.812%	11/1/24	100	111
Dignity Health	4.500%	11/1/42	100	108
Dignity Health	5.267%	11/1/64	50	60
Duke University Health System Inc.	3.920%	6/1/47	100	115
Edwards Lifesciences Corp.	4.300%	6/15/28	100	108
Eli Lilly & Co.	2.350%	5/15/22	50	51
Eli Lilly & Co.	2.750%	6/1/25	71	74
Eli Lilly & Co.	3.375%	3/15/29	225	249
Eli Lilly & Co.	3.950%	3/15/49	300	376
Eli Lilly & Co.	4.150%	3/15/59	350	434
Estee Lauder Cos. Inc.	1.700%	5/10/21	225	225
Estee Lauder Cos. Inc.	3.150%	3/15/27	150	154
Estee Lauder Cos. Inc.	2.375%	12/1/29	125	122
Estee Lauder Cos. Inc.	6.000%	5/15/37	75	99
Estee Lauder Cos. Inc.	4.375%	6/15/45	100	114
Estee Lauder Cos. Inc.	4.150%	3/15/47	100	102
Estee Lauder Cos. Inc.	3.125%	12/1/49	125	121
Flowers Foods Inc.	4.375%	4/1/22	50	52
Flowers Foods Inc.	3.500%	10/1/26	75	77
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	100	106
Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	450	418
General Mills Inc.	3.150%	12/15/21	25	26
General Mills Inc.	2.600%	10/12/22	250	252
General Mills Inc.	3.700%	10/17/23	575	576

General Mills Inc.	3.650%	2/15/24	100	101
General Mills Inc.	4.200%	4/17/28	225	243
General Mills Inc.	2.875%	4/15/30	50	50
General Mills Inc.	4.550%	4/17/38	75	82
General Mills Inc.	5.400%	6/15/40	100	121
General Mills Inc.	4.150%	2/15/43	100	102
General Mills Inc.	4.700%	4/17/48	75	88
Gilead Sciences Inc.	4.500%	4/1/21	150	153
Gilead Sciences Inc.	4.400%	12/1/21	725	749
Gilead Sciences Inc.	3.250%	9/1/22	375	386
Gilead Sciences Inc.	2.500%	9/1/23	300	304
Gilead Sciences Inc.	3.700%	4/1/24	470	495
Gilead Sciences Inc.	3.650%	3/1/26	575	627
Gilead Sciences Inc.	2.950%	3/1/27	225	232
Gilead Sciences Inc.	4.600%	9/1/35	100	128
Gilead Sciences Inc.	4.000%	9/1/36	150	170
Gilead Sciences Inc.	5.650%	12/1/41	175	238
Gilead Sciences Inc.	4.800%	4/1/44	300	378
Gilead Sciences Inc.	4.500%	2/1/45	325	398
Gilead Sciences Inc.	4.750%	3/1/46	455	595
Gilead Sciences Inc.	4.150%	3/1/47	475	576
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	50	52
GlaxoSmithKline Capital Inc.	3.375%	5/15/23	225	237
GlaxoSmithKline Capital Inc.	3.625%	5/15/25	325	351
GlaxoSmithKline Capital Inc.	3.875%	5/15/28	375	417
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	85	109
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	550	829
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	100	113
GlaxoSmithKline Capital plc	3.125%	5/14/21	375	380
GlaxoSmithKline Capital plc	2.850%	5/8/22	100	103
GlaxoSmithKline Capital plc	2.875%	6/1/22	350	359
GlaxoSmithKline Capital plc	3.000%	6/1/24	200	208
GlaxoSmithKline Capital plc	3.375%	6/1/29	25	27
Hackensack Meridian Health Inc.	4.211%	7/1/48	125	146
Hackensack Meridian Health Inc.	4.500%	7/1/57	50	72
3 Hartford HealthCare Corp.	3.447%	7/1/54	75	72
Hasbro Inc.	3.900%	11/19/29	175	157
Hasbro Inc.	6.350%	3/15/40	125	125
Hasbro Inc.	5.100%	5/15/44	50	42
HCA Inc.	4.750%	5/1/23	250	255
HCA Inc.	5.000%	3/15/24	375	389
HCA Inc.	5.250%	4/15/25	320	334
HCA Inc.	5.250%	6/15/26	325	341
HCA Inc.	4.500%	2/15/27	25	26
HCA Inc.	4.125%	6/15/29	405	405
HCA Inc.	5.125%	6/15/39	200	205
HCA Inc.	5.500%	6/15/47	375	405
HCA Inc.	5.250%	6/15/49	300	322
Hershey Co.	3.100%	5/15/21	75	75
Hershey Co.	2.625%	5/1/23	100	99
Hershey Co.	3.375%	5/15/23	150	153
Hershey Co.	2.050%	11/15/24	55	55
Hershey Co.	3.200%	8/21/25	65	72
Hershey Co.	2.300%	8/15/26	100	102
Hershey Co.	2.450%	11/15/29	130	128
Hershey Co.	3.125%	11/15/49	150	136

Indiana University Health Inc. Obligated
Group	3.970%	11/1/48	125	138
Ingredion Inc.	3.200%	10/1/26	100	102
JM Smucker Co.	3.500%	10/15/21	175	178
JM Smucker Co.	3.000%	3/15/22	100	102
JM Smucker Co.	3.500%	3/15/25	175	179
JM Smucker Co.	3.375%	12/15/27	150	149
JM Smucker Co.	4.250%	3/15/35	100	104
JM Smucker Co.	4.375%	3/15/45	125	124
Johns Hopkins Health System Corp.	3.837%	5/15/46	125	142
Johnson & Johnson	1.650%	3/1/21	275	275
Johnson & Johnson	2.250%	3/3/22	325	331
Johnson & Johnson	2.050%	3/1/23	125	128
Johnson & Johnson	3.375%	12/5/23	200	215
Johnson & Johnson	2.625%	1/15/25	250	265
Johnson & Johnson	2.450%	3/1/26	350	373
Johnson & Johnson	2.950%	3/3/27	200	216
Johnson & Johnson	2.900%	1/15/28	100	109
Johnson & Johnson	6.950%	9/1/29	75	102
Johnson & Johnson	4.950%	5/15/33	150	202
Johnson & Johnson	4.375%	12/5/33	175	225
Johnson & Johnson	3.550%	3/1/36	175	201
Johnson & Johnson	3.625%	3/3/37	300	344
Johnson & Johnson	5.950%	8/15/37	200	299
Johnson & Johnson	3.400%	1/15/38	200	228
Johnson & Johnson	4.500%	9/1/40	150	191
Johnson & Johnson	4.850%	5/15/41	75	102
Johnson & Johnson	4.500%	12/5/43	200	260
Johnson & Johnson	3.700%	3/1/46	350	431
Johnson & Johnson	3.750%	3/3/47	200	239
Johnson & Johnson	3.500%	1/15/48	200	246
Kaiser Foundation Hospitals	3.500%	4/1/22	50	51
Kaiser Foundation Hospitals	3.150%	5/1/27	100	103
Kaiser Foundation Hospitals	4.875%	4/1/42	235	271
Kaiser Foundation Hospitals	4.150%	5/1/47	150	178
Kaiser Foundation Hospitals	3.266%	11/1/49	225	226
Kellogg Co.	2.650%	12/1/23	126	125
Kellogg Co.	3.250%	4/1/26	125	129
Kellogg Co.	3.400%	11/15/27	125	127
Kellogg Co.	7.450%	4/1/31	25	33
Kellogg Co.	4.500%	4/1/46	210	230
Keurig Dr Pepper Inc.	3.551%	5/25/21	300	303
Keurig Dr Pepper Inc.	2.700%	11/15/22	50	50
Keurig Dr Pepper Inc.	4.057%	5/25/23	375	391
Keurig Dr Pepper Inc.	3.130%	12/15/23	100	101
Keurig Dr Pepper Inc.	4.417%	5/25/25	175	187
Keurig Dr Pepper Inc.	3.400%	11/15/25	100	102
Keurig Dr Pepper Inc.	2.550%	9/15/26	75	72
Keurig Dr Pepper Inc.	3.430%	6/15/27	100	100
Keurig Dr Pepper Inc.	4.597%	5/25/28	395	444
Keurig Dr Pepper Inc.	7.450%	5/1/38	16	22
Keurig Dr Pepper Inc.	4.985%	5/25/38	100	108
Keurig Dr Pepper Inc.	4.500%	11/15/45	200	203
Keurig Dr Pepper Inc.	4.420%	12/15/46	125	125
Kimberly-Clark Corp.	3.050%	8/15/25	50	53
Kimberly-Clark Corp.	2.750%	2/15/26	100	104
Kimberly-Clark Corp.	3.950%	11/1/28	50	56

Kimberly-Clark Corp.	3.200%	4/25/29	150	161
Kimberly-Clark Corp.	6.625%	8/1/37	250	365
Kimberly-Clark Corp.	5.300%	3/1/41	25	32
Kimberly-Clark Corp.	3.200%	7/30/46	175	178
Kimberly-Clark Corp.	2.875%	2/7/50	180	175
Koninklijke Ahold Delhaize NV	5.700%	10/1/40	37	44
Koninklijke Philips NV	6.875%	3/11/38	100	142
Koninklijke Philips NV	5.000%	3/15/42	150	182
Kroger Co.	2.950%	11/1/21	150	151
Kroger Co.	3.400%	4/15/22	75	77
Kroger Co.	2.800%	8/1/22	100	101
Kroger Co.	4.000%	2/1/24	100	105
Kroger Co.	3.500%	2/1/26	160	166
Kroger Co.	2.650%	10/15/26	140	140
Kroger Co.	3.700%	8/1/27	100	105
Kroger Co.	7.700%	6/1/29	50	66
Kroger Co.	8.000%	9/15/29	125	168
Kroger Co.	7.500%	4/1/31	100	138
Kroger Co.	5.400%	7/15/40	50	57
Kroger Co.	5.000%	4/15/42	125	136
Kroger Co.	5.150%	8/1/43	100	110
Kroger Co.	3.875%	10/15/46	100	98
Kroger Co.	4.450%	2/1/47	225	246
Kroger Co.	4.650%	1/15/48	75	81
Kroger Co.	5.400%	1/15/49	25	30
Kroger Co.	3.950%	1/15/50	175	185
Laboratory Corp. of America Holdings	3.200%	2/1/22	500	506
Laboratory Corp. of America Holdings	3.750%	8/23/22	25	26
Laboratory Corp. of America Holdings	3.250%	9/1/24	150	153
Laboratory Corp. of America Holdings	2.300%	12/1/24	100	99
Laboratory Corp. of America Holdings	3.600%	2/1/25	200	208
Laboratory Corp. of America Holdings	3.600%	9/1/27	100	101
Laboratory Corp. of America Holdings	2.950%	12/1/29	125	119
Laboratory Corp. of America Holdings	4.700%	2/1/45	195	220
3 Mayo Clinic	3.774%	11/15/43	75	90
3 Mayo Clinic	4.128%	11/15/52	50	66
McCormick & Co. Inc.	3.900%	7/15/21	50	51
McCormick & Co. Inc.	3.150%	8/15/24	150	150
McCormick & Co. Inc.	3.400%	8/15/27	150	155
McKesson Corp.	3.796%	3/15/24	200	206
McKesson Corp.	3.950%	2/16/28	200	211
Mead Johnson Nutrition Co.	4.125%	11/15/25	125	129
Mead Johnson Nutrition Co.	5.900%	11/1/39	100	130
Mead Johnson Nutrition Co.	4.600%	6/1/44	150	172
3 MedStar Health Inc.	3.626%	8/15/49	75	81
Medtronic Inc.	3.150%	3/15/22	325	337
Medtronic Inc.	3.500%	3/15/25	397	428
Medtronic Inc.	4.375%	3/15/35	611	750
Medtronic Inc.	4.625%	3/15/45	344	460
Memorial Health Services	3.447%	11/1/49	150	153
Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	150	179
Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	25	30
Merck & Co. Inc.	2.350%	2/10/22	250	253
Merck & Co. Inc.	2.400%	9/15/22	250	257
Merck & Co. Inc.	2.800%	5/18/23	325	337
Merck & Co. Inc.	2.900%	3/7/24	25	26
Merck & Co. Inc.	2.750%	2/10/25	740	781

Merck & Co. Inc.	3.400%	3/7/29	375	415
Merck & Co. Inc.	6.500%	12/1/33	125	178
Merck & Co. Inc.	3.900%	3/7/39	200	232
Merck & Co. Inc.	3.600%	9/15/42	100	112
Merck & Co. Inc.	4.150%	5/18/43	200	236
Merck & Co. Inc.	3.700%	2/10/45	525	617
Merck & Co. Inc.	4.000%	3/7/49	300	378
Mercy Health	4.302%	7/1/28	25	28
Molson Coors Beverage Co.	2.100%	7/15/21	100	98
Molson Coors Beverage Co.	3.500%	5/1/22	25	25
Molson Coors Beverage Co.	3.000%	7/15/26	375	353
Molson Coors Beverage Co.	5.000%	5/1/42	125	125
Molson Coors Beverage Co.	4.200%	7/15/46	375	340
5 Mondelez International Holdings Netherlands
BV	2.125%	9/19/22	200	199
Mondelez International Inc.	3.625%	2/13/26	100	105
3 Montefiore Obligated Group	5.246%	11/1/48	150	156
3 Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	50	53
3 Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	100	102
Mylan Inc.	4.200%	11/29/23	100	100
Mylan Inc.	4.550%	4/15/28	150	152
Mylan Inc.	5.400%	11/29/43	125	127
Mylan Inc.	5.200%	4/15/48	125	123
Mylan NV	3.150%	6/15/21	400	396
Mylan NV	3.950%	6/15/26	375	382
Mylan NV	5.250%	6/15/46	200	202
New York & Presbyterian Hospital	4.024%	8/1/45	130	144
New York & Presbyterian Hospital	4.063%	8/1/56	75	76
New York & Presbyterian Hospital	3.954%	8/1/19	125	123
Northwell Healthcare Inc.	3.979%	11/1/46	100	96
Northwell Healthcare Inc.	4.260%	11/1/47	200	215
Northwell Healthcare Inc.	3.809%	11/1/49	100	100
Novartis Capital Corp.	2.400%	5/17/22	400	408
Novartis Capital Corp.	2.400%	9/21/22	175	178
Novartis Capital Corp.	3.400%	5/6/24	400	427
Novartis Capital Corp.	1.750%	2/14/25	200	202
Novartis Capital Corp.	3.000%	11/20/25	350	367
Novartis Capital Corp.	2.000%	2/14/27	525	525
Novartis Capital Corp.	3.100%	5/17/27	175	186
Novartis Capital Corp.	2.200%	8/14/30	410	422
Novartis Capital Corp.	3.700%	9/21/42	100	116
Novartis Capital Corp.	4.400%	5/6/44	375	483
Novartis Capital Corp.	4.000%	11/20/45	225	278
Novartis Capital Corp.	2.750%	8/14/50	75	78
3 NYU Hospitals Center	4.368%	7/1/47	110	113
NYU Langone Hospitals	4.784%	7/1/44	100	108
NYU Langone Hospitals	3.380%	7/1/55	200	187
Orlando Health Obligated Group	4.089%	10/1/48	50	62
Partners Healthcare System Inc.	3.192%	7/1/49	150	143
Partners Healthcare System Inc.	4.117%	7/1/55	50	58
Partners Healthcare System Inc.	3.342%	7/1/60	250	236
PeaceHealth Obligated Group	4.787%	11/15/48	75	100
PepsiCo Inc.	2.000%	4/15/21	300	300
PepsiCo Inc.	3.000%	8/25/21	150	153
PepsiCo Inc.	1.700%	10/6/21	175	174
PepsiCo Inc.	2.750%	3/5/22	375	386
PepsiCo Inc.	2.250%	5/2/22	150	151

PepsiCo Inc.	3.600%	3/1/24	700	757
PepsiCo Inc.	2.750%	4/30/25	200	208
PepsiCo Inc.	3.500%	7/17/25	125	134
PepsiCo Inc.	2.375%	10/6/26	225	234
PepsiCo Inc.	3.000%	10/15/27	325	347
PepsiCo Inc.	2.625%	7/29/29	200	208
PepsiCo Inc.	4.000%	3/5/42	175	212
PepsiCo Inc.	3.600%	8/13/42	100	115
PepsiCo Inc.	4.250%	10/22/44	225	283
PepsiCo Inc.	4.600%	7/17/45	75	98
PepsiCo Inc.	4.450%	4/14/46	325	427
PepsiCo Inc.	3.450%	10/6/46	300	342
PepsiCo Inc.	4.000%	5/2/47	100	121
PepsiCo Inc.	3.375%	7/29/49	200	225
PepsiCo Inc.	2.875%	10/15/49	325	336
PerkinElmer Inc.	3.300%	9/15/29	175	164
Perrigo Finance Unlimited Co.	3.900%	12/15/24	200	192
Perrigo Finance Unlimited Co.	4.375%	3/15/26	225	224
Perrigo Finance Unlimited Co.	4.900%	12/15/44	80	91
Pfizer Inc.	1.950%	6/3/21	225	226
Pfizer Inc.	3.000%	9/15/21	125	127
Pfizer Inc.	2.200%	12/15/21	100	101
Pfizer Inc.	2.800%	3/11/22	200	205
Pfizer Inc.	3.200%	9/15/23	125	131
Pfizer Inc.	2.950%	3/15/24	150	156
Pfizer Inc.	3.400%	5/15/24	100	106
Pfizer Inc.	2.750%	6/3/26	290	304
Pfizer Inc.	3.000%	12/15/26	300	320
Pfizer Inc.	3.600%	9/15/28	200	221
Pfizer Inc.	3.450%	3/15/29	375	415
Pfizer Inc.	2.625%	4/1/30	25	26
Pfizer Inc.	4.000%	12/15/36	200	227
Pfizer Inc.	4.100%	9/15/38	150	177
Pfizer Inc.	3.900%	3/15/39	125	146
Pfizer Inc.	7.200%	3/15/39	425	671
Pfizer Inc.	4.300%	6/15/43	125	151
Pfizer Inc.	4.400%	5/15/44	200	246
Pfizer Inc.	4.125%	12/15/46	250	310
Pfizer Inc.	4.200%	9/15/48	350	447
Pfizer Inc.	4.000%	3/15/49	175	209
Pharmacia LLC	6.600%	12/1/28	175	230
Philip Morris International Inc.	1.875%	2/25/21	125	125
Philip Morris International Inc.	2.500%	11/2/22	300	302
Philip Morris International Inc.	2.625%	3/6/23	100	99
Philip Morris International Inc.	2.125%	5/10/23	95	93
Philip Morris International Inc.	3.600%	11/15/23	500	521
Philip Morris International Inc.	2.875%	5/1/24	220	221
Philip Morris International Inc.	3.250%	11/10/24	250	265
Philip Morris International Inc.	3.375%	8/11/25	150	159
Philip Morris International Inc.	2.750%	2/25/26	180	183
Philip Morris International Inc.	3.125%	3/2/28	100	105
Philip Morris International Inc.	3.375%	8/15/29	200	211
Philip Morris International Inc.	6.375%	5/16/38	200	273
Philip Morris International Inc.	4.375%	11/15/41	350	374
Philip Morris International Inc.	4.500%	3/20/42	125	137
Philip Morris International Inc.	3.875%	8/21/42	25	26
Philip Morris International Inc.	4.125%	3/4/43	175	187

Philip Morris International Inc.	4.875%	11/15/43	155	181
Philip Morris International Inc.	4.250%	11/10/44	200	223
3 Procter & Gamble - Esop	9.360%	1/1/21	57	59
Procter & Gamble Co.	1.850%	2/2/21	100	98
Procter & Gamble Co.	1.700%	11/3/21	125	126
Procter & Gamble Co.	2.300%	2/6/22	425	434
Procter & Gamble Co.	3.100%	8/15/23	150	158
Procter & Gamble Co.	2.700%	2/2/26	100	106
Procter & Gamble Co.	2.450%	11/3/26	100	106
Procter & Gamble Co.	3.000%	3/25/30	85	94
Procter & Gamble Co.	5.500%	2/1/34	75	99
Procter & Gamble Co.	5.550%	3/5/37	150	212
Procter & Gamble Co.	3.550%	3/25/40	75	87
Procter & Gamble Co.	3.500%	10/25/47	225	257
Providence St. Joseph Health Obligated
Group	2.746%	10/1/26	50	53
Providence St. Joseph Health Obligated
Group	2.532%	10/1/29	150	146
3 Providence St. Joseph Health Obligated
Group	3.744%	10/1/47	75	80
3 Providence St. Joseph Health Obligated
Group	3.930%	10/1/48	75	83
Quest Diagnostics Inc.	4.250%	4/1/24	100	104
Quest Diagnostics Inc.	3.500%	3/30/25	100	102
Quest Diagnostics Inc.	3.450%	6/1/26	125	126
Quest Diagnostics Inc.	4.200%	6/30/29	140	148
Quest Diagnostics Inc.	2.950%	6/30/30	160	160
Quest Diagnostics Inc.	5.750%	1/30/40	13	16
Quest Diagnostics Inc.	4.700%	3/30/45	25	28
Reynolds American Inc.	4.000%	6/12/22	175	177
Reynolds American Inc.	4.850%	9/15/23	125	130
Reynolds American Inc.	4.450%	6/12/25	475	483
Reynolds American Inc.	5.700%	8/15/35	175	193
Reynolds American Inc.	7.250%	6/15/37	100	117
Reynolds American Inc.	6.150%	9/15/43	75	81
Reynolds American Inc.	5.850%	8/15/45	450	475
RWJ Barnabas Health Inc.	3.949%	7/1/46	100	105
RWJ Barnabas Health Inc.	3.477%	7/1/49	25	26
Sanofi	4.000%	3/29/21	350	357
Sanofi	3.375%	6/19/23	225	236
Sanofi	3.625%	6/19/28	225	244
Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	700	697
Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	625	639
Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	575	588
Spectrum Health System Obligated Group	3.487%	7/15/49	75	78
SSM Health Care Corp.	3.688%	6/1/23	150	145
SSM Health Care Corp.	3.823%	6/1/27	100	102
Stanford Health Care	3.795%	11/15/48	125	153
Stryker Corp.	2.625%	3/15/21	150	151
Stryker Corp.	3.375%	5/15/24	213	221
Stryker Corp.	3.375%	11/1/25	140	145
Stryker Corp.	3.500%	3/15/26	183	191
Stryker Corp.	3.650%	3/7/28	50	53
Stryker Corp.	4.100%	4/1/43	75	82
Stryker Corp.	4.375%	5/15/44	50	57
Stryker Corp.	4.625%	3/15/46	175	207
Sutter Health	3.695%	8/15/28	75	79

Sutter Health	4.091%	8/15/48	75	81
Sysco Corp.	2.500%	7/15/21	75	75
Sysco Corp.	2.600%	6/12/22	125	120
Sysco Corp.	3.750%	10/1/25	75	75
Sysco Corp.	3.300%	7/15/26	250	246
Sysco Corp.	3.250%	7/15/27	175	160
Sysco Corp.	2.400%	2/15/30	100	84
Sysco Corp.	4.850%	10/1/45	50	51
Sysco Corp.	4.500%	4/1/46	200	192
Sysco Corp.	4.450%	3/15/48	100	97
Sysco Corp.	3.300%	2/15/50	105	76
Sysco Corp.	6.600%	4/1/50	175	191
Takeda Pharmaceutical Co. Ltd.	4.000%	11/26/21	200	203
Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	200	211
Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	405	460
3 Texas Health Resources	4.330%	11/15/55	25	29
Thermo Fisher Scientific Inc.	3.000%	4/15/23	125	126
Thermo Fisher Scientific Inc.	3.650%	12/15/25	400	415
Thermo Fisher Scientific Inc.	2.950%	9/19/26	200	200
Thermo Fisher Scientific Inc.	3.200%	8/15/27	50	51
Thermo Fisher Scientific Inc.	2.600%	10/1/29	225	218
Thermo Fisher Scientific Inc.	4.497%	3/25/30	85	96
Thermo Fisher Scientific Inc.	5.300%	2/1/44	185	222
Toledo Hospital	5.325%	11/15/28	50	54
Toledo Hospital	6.015%	11/15/48	75	82
Trinity Health Corp.	4.125%	12/1/45	85	93
Tyson Foods Inc.	2.250%	8/23/21	50	50
Tyson Foods Inc.	4.500%	6/15/22	275	284
Tyson Foods Inc.	3.900%	9/28/23	100	104
Tyson Foods Inc.	3.950%	8/15/24	925	993
Tyson Foods Inc.	3.550%	6/2/27	275	282
Tyson Foods Inc.	4.350%	3/1/29	280	304
Tyson Foods Inc.	4.875%	8/15/34	100	112
Tyson Foods Inc.	5.150%	8/15/44	200	235
Tyson Foods Inc.	4.550%	6/2/47	150	168
Tyson Foods Inc.	5.100%	9/28/48	275	342
Unilever Capital Corp.	2.750%	3/22/21	100	101
Unilever Capital Corp.	1.375%	7/28/21	100	100
Unilever Capital Corp.	3.000%	3/7/22	100	103
Unilever Capital Corp.	3.250%	3/7/24	250	262
Unilever Capital Corp.	2.600%	5/5/24	450	462
Unilever Capital Corp.	3.100%	7/30/25	225	238
Unilever Capital Corp.	2.000%	7/28/26	125	125
Unilever Capital Corp.	3.500%	3/22/28	200	215
Unilever Capital Corp.	2.125%	9/6/29	175	169
Unilever Capital Corp.	5.900%	11/15/32	200	264
Whirlpool Corp.	4.700%	6/1/22	100	105
Whirlpool Corp.	4.000%	3/1/24	50	52
Whirlpool Corp.	3.700%	5/1/25	75	77
Whirlpool Corp.	4.750%	2/26/29	150	155
Whirlpool Corp.	4.500%	6/1/46	100	93
3 Willis-Knighton Medical Center	4.813%	9/1/48	50	70
Wyeth LLC	7.250%	3/1/23	250	285
Wyeth LLC	6.450%	2/1/24	300	344
Wyeth LLC	6.500%	2/1/34	150	215
Wyeth LLC	6.000%	2/15/36	85	116
Wyeth LLC	5.950%	4/1/37	385	544

Zeneca Wilmington Inc.	7.000%	11/15/23	25	29
Zimmer Biomet Holdings Inc.	3.375%	11/30/21	100	99
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	175	174
Zimmer Biomet Holdings Inc.	3.700%	3/19/23	50	51
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	350	352
Zimmer Biomet Holdings Inc.	5.750%	11/30/39	50	53
Zimmer Biomet Holdings Inc.	4.450%	8/15/45	150	139
Zoetis Inc.	3.250%	8/20/21	50	51
Zoetis Inc.	3.250%	2/1/23	350	356
Zoetis Inc.	4.500%	11/13/25	100	108
Zoetis Inc.	3.000%	9/12/27	150	151
Zoetis Inc.	3.900%	8/20/28	100	107
Zoetis Inc.	4.700%	2/1/43	175	201
Zoetis Inc.	3.950%	9/12/47	150	159
Zoetis Inc.	4.450%	8/20/48	75	87

Energy (1.9%)
Apache Corp.	3.250%	4/15/22	21	16
Apache Corp.	4.375%	10/15/28	300	160
Apache Corp.	5.100%	9/1/40	350	164
Apache Corp.	5.250%	2/1/42	150	65
Apache Corp.	4.750%	4/15/43	200	92
Apache Corp.	4.250%	1/15/44	150	66
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	2.773%	12/15/22	425	403
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	3.337%	12/15/27	200	183
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	3.138%	11/7/29	250	217
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	4.080%	12/15/47	275	219
Baker Hughes Holdings LLC	5.125%	9/15/40	175	153
Boardwalk Pipelines LP	3.375%	2/1/23	100	87
Boardwalk Pipelines LP	4.950%	12/15/24	150	122
Boardwalk Pipelines LP	5.950%	6/1/26	200	181
Boardwalk Pipelines LP	4.450%	7/15/27	100	78
BP Capital Markets America Inc.	4.742%	3/11/21	350	352
BP Capital Markets America Inc.	3.245%	5/6/22	250	251
BP Capital Markets America Inc.	2.520%	9/19/22	50	49
BP Capital Markets America Inc.	2.750%	5/10/23	300	297
BP Capital Markets America Inc.	3.216%	11/28/23	1,082	1,098
BP Capital Markets America Inc.	3.796%	9/21/25	125	129
BP Capital Markets America Inc.	3.410%	2/11/26	100	101
BP Capital Markets America Inc.	3.119%	5/4/26	550	554
BP Capital Markets America Inc.	3.017%	1/16/27	400	397
BP Capital Markets America Inc.	3.937%	9/21/28	175	183
BP Capital Markets America Inc.	4.234%	11/6/28	225	243
BP Capital Markets America Inc.	3.000%	2/24/50	250	226
BP Capital Markets plc	3.062%	3/17/22	25	25
BP Capital Markets plc	2.500%	11/6/22	450	444
BP Capital Markets plc	3.994%	9/26/23	200	206
BP Capital Markets plc	3.814%	2/10/24	400	410
BP Capital Markets plc	3.535%	11/4/24	68	70
BP Capital Markets plc	3.506%	3/17/25	200	206
BP Capital Markets plc	3.279%	9/19/27	200	201
BP Capital Markets plc	3.723%	11/28/28	175	180
Burlington Resources Finance Co.	7.400%	12/1/31	175	200

Canadian Natural Resources Ltd.	3.450%	11/15/21	100	93
Canadian Natural Resources Ltd.	2.950%	1/15/23	200	173
Canadian Natural Resources Ltd.	3.850%	6/1/27	750	594
Canadian Natural Resources Ltd.	7.200%	1/15/32	150	162
Canadian Natural Resources Ltd.	6.450%	6/30/33	125	99
Canadian Natural Resources Ltd.	5.850%	2/1/35	100	84
Canadian Natural Resources Ltd.	6.500%	2/15/37	50	41
Canadian Natural Resources Ltd.	6.250%	3/15/38	100	78
Canadian Natural Resources Ltd.	4.950%	6/1/47	140	101
Cenovus Energy Inc.	4.250%	4/15/27	150	74
Cenovus Energy Inc.	5.250%	6/15/37	125	56
Cenovus Energy Inc.	6.750%	11/15/39	195	94
Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	200	176
Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	225	189
Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	525	470
5 Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	300	230
Chevron Corp.	2.100%	5/16/21	300	300
Chevron Corp.	2.498%	3/3/22	100	101
Chevron Corp.	2.355%	12/5/22	1,130	1,145
Chevron Corp.	3.191%	6/24/23	225	235
Chevron Corp.	2.895%	3/3/24	100	103
Chevron Corp.	2.954%	5/16/26	400	421
Cimarex Energy Co.	4.375%	6/1/24	200	155
Cimarex Energy Co.	3.900%	5/15/27	150	109
Columbia Pipeline Group Inc.	4.500%	6/1/25	300	296
Columbia Pipeline Group Inc.	5.800%	6/1/45	100	105
Concho Resources Inc.	3.750%	10/1/27	400	338
Concho Resources Inc.	4.300%	8/15/28	100	89
Concho Resources Inc.	4.875%	10/1/47	200	154
Concho Resources Inc.	4.850%	8/15/48	125	95
ConocoPhillips	5.900%	10/15/32	450	518
ConocoPhillips	5.900%	5/15/38	450	535
ConocoPhillips	6.500%	2/1/39	200	252
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	200	225
ConocoPhillips Co.	3.350%	11/15/24	50	50
ConocoPhillips Co.	4.300%	11/15/44	125	120
ConocoPhillips Holding Co.	6.950%	4/15/29	350	429
Continental Resources Inc.	5.000%	9/15/22	175	109
Continental Resources Inc.	4.500%	4/15/23	60	33
Continental Resources Inc.	4.375%	1/15/28	130	60
Continental Resources Inc.	4.900%	6/1/44	50	22
Devon Energy Corp.	5.850%	12/15/25	100	81
Devon Energy Corp.	7.950%	4/15/32	163	162
Devon Energy Corp.	5.600%	7/15/41	375	217
Devon Energy Corp.	4.750%	5/15/42	200	128
Devon Energy Corp.	5.000%	6/15/45	150	96
Devon Financing Co. LLC	7.875%	9/30/31	160	119
Diamondback Energy Inc.	2.875%	12/1/24	200	142
Diamondback Energy Inc.	3.250%	12/1/26	200	141
Diamondback Energy Inc.	3.500%	12/1/29	250	176
Dominion Energy Gas Holdings LLC	2.500%	11/15/24	100	97
Dominion Energy Gas Holdings LLC	3.600%	12/15/24	200	204
Dominion Energy Gas Holdings LLC	3.000%	11/15/29	100	94
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	200	195
Enable Midstream Partners LP	3.900%	5/15/24	150	91
Enable Midstream Partners LP	4.400%	3/15/27	150	93
Enable Midstream Partners LP	4.950%	5/15/28	100	71

Enable Midstream Partners LP	5.000%	5/15/44	100	40
Enbridge Energy Partners LP	5.875%	10/15/25	150	139
Enbridge Energy Partners LP	7.500%	4/15/38	150	167
Enbridge Energy Partners LP	5.500%	9/15/40	75	65
Enbridge Energy Partners LP	7.375%	10/15/45	125	140
Enbridge Inc.	2.900%	7/15/22	75	69
Enbridge Inc.	2.500%	1/15/25	100	90
Enbridge Inc.	3.700%	7/15/27	150	149
Enbridge Inc.	3.125%	11/15/29	200	185
Enbridge Inc.	4.500%	6/10/44	100	85
Enbridge Inc.	4.000%	11/15/49	100	90
Energy Transfer Operating LP	4.650%	6/1/21	105	102
Energy Transfer Operating LP	3.600%	2/1/23	450	400
Energy Transfer Operating LP	4.250%	3/15/23	400	363
Energy Transfer Operating LP	4.200%	9/15/23	80	70
Energy Transfer Operating LP	4.050%	3/15/25	1,000	881
Energy Transfer Operating LP	2.900%	5/15/25	100	85
Energy Transfer Operating LP	4.750%	1/15/26	100	91
Energy Transfer Operating LP	4.200%	4/15/27	100	77
Energy Transfer Operating LP	5.500%	6/1/27	380	332
Energy Transfer Operating LP	5.250%	4/15/29	325	275
Energy Transfer Operating LP	3.750%	5/15/30	300	234
Energy Transfer Operating LP	6.250%	4/15/49	320	271
Energy Transfer Operating LP	5.000%	5/15/50	500	387
Energy Transfer Partners LP	4.950%	6/15/28	350	287
Energy Transfer Partners LP	6.625%	10/15/36	150	131
Energy Transfer Partners LP	5.800%	6/15/38	150	121
Energy Transfer Partners LP	6.050%	6/1/41	100	88
Energy Transfer Partners LP	6.500%	2/1/42	275	248
Energy Transfer Partners LP	5.150%	3/15/45	150	116
Energy Transfer Partners LP	6.125%	12/15/45	200	165
Energy Transfer Partners LP	5.300%	4/15/47	200	153
Energy Transfer Partners LP	6.000%	6/15/48	100	79
Enterprise Products Operating LLC	2.800%	2/15/21	125	124
Enterprise Products Operating LLC	3.500%	2/1/22	100	102
Enterprise Products Operating LLC	3.350%	3/15/23	425	417
Enterprise Products Operating LLC	3.900%	2/15/24	175	178
Enterprise Products Operating LLC	3.750%	2/15/25	150	149
Enterprise Products Operating LLC	3.700%	2/15/26	150	150
Enterprise Products Operating LLC	3.950%	2/15/27	100	95
Enterprise Products Operating LLC	3.125%	7/31/29	550	510
Enterprise Products Operating LLC	2.800%	1/31/30	150	136
Enterprise Products Operating LLC	6.875%	3/1/33	175	205
Enterprise Products Operating LLC	7.550%	4/15/38	150	191
Enterprise Products Operating LLC	6.125%	10/15/39	300	332
Enterprise Products Operating LLC	5.950%	2/1/41	175	189
Enterprise Products Operating LLC	4.450%	2/15/43	300	283
Enterprise Products Operating LLC	4.850%	3/15/44	370	377
Enterprise Products Operating LLC	5.100%	2/15/45	33	33
Enterprise Products Operating LLC	4.900%	5/15/46	425	411
Enterprise Products Operating LLC	4.250%	2/15/48	300	280
Enterprise Products Operating LLC	4.800%	2/1/49	120	121
Enterprise Products Operating LLC	4.200%	1/31/50	250	237
Enterprise Products Operating LLC	3.700%	1/31/51	300	277
Enterprise Products Operating LLC	4.950%	10/15/54	100	98
Enterprise Products Operating LLC	3.950%	1/31/60	200	168
3 Enterprise Products Operating LLC	5.250%	8/16/77	100	69

3 Enterprise Products Operating LLC	5.375%	2/15/78	200	137
EOG Resources Inc.	4.100%	2/1/21	350	353
EOG Resources Inc.	2.625%	3/15/23	450	441
EOG Resources Inc.	4.150%	1/15/26	150	155
EOG Resources Inc.	3.900%	4/1/35	125	122
Exxon Mobil Corp.	2.222%	3/1/21	400	399
Exxon Mobil Corp.	2.397%	3/6/22	350	353
Exxon Mobil Corp.	1.902%	8/16/22	300	301
Exxon Mobil Corp.	2.726%	3/1/23	350	356
Exxon Mobil Corp.	2.019%	8/16/24	100	100
Exxon Mobil Corp.	2.709%	3/6/25	300	312
Exxon Mobil Corp.	2.992%	3/19/25	50	53
Exxon Mobil Corp.	3.043%	3/1/26	300	317
Exxon Mobil Corp.	2.275%	8/16/26	200	200
Exxon Mobil Corp.	2.440%	8/16/29	250	255
Exxon Mobil Corp.	3.482%	3/19/30	75	82
Exxon Mobil Corp.	2.995%	8/16/39	300	300
Exxon Mobil Corp.	4.227%	3/19/40	50	58
Exxon Mobil Corp.	3.567%	3/6/45	235	243
Exxon Mobil Corp.	4.114%	3/1/46	400	471
Exxon Mobil Corp.	3.095%	8/16/49	300	305
Exxon Mobil Corp.	4.327%	3/19/50	525	637
Halliburton Co.	3.500%	8/1/23	12	11
Halliburton Co.	3.800%	11/15/25	22	19
Halliburton Co.	2.920%	3/1/30	200	157
Halliburton Co.	4.850%	11/15/35	200	149
Halliburton Co.	6.700%	9/15/38	345	300
Halliburton Co.	4.500%	11/15/41	100	80
Halliburton Co.	4.750%	8/1/43	150	110
Halliburton Co.	5.000%	11/15/45	400	313
Helmerich & Payne Inc.	4.650%	3/15/25	50	52
Hess Corp.	3.500%	7/15/24	100	80
Hess Corp.	4.300%	4/1/27	250	184
Hess Corp.	7.125%	3/15/33	100	81
Hess Corp.	6.000%	1/15/40	250	181
Hess Corp.	5.600%	2/15/41	300	206
HollyFrontier Corp.	5.875%	4/1/26	200	173
Husky Energy Inc.	4.000%	4/15/24	150	124
Husky Energy Inc.	4.400%	4/15/29	250	177
Husky Energy Inc.	6.800%	9/15/37	50	37
Kinder Morgan Energy Partners LP	5.000%	10/1/21	150	146
Kinder Morgan Energy Partners LP	3.450%	2/15/23	25	25
Kinder Morgan Energy Partners LP	3.500%	9/1/23	250	247
Kinder Morgan Energy Partners LP	4.300%	5/1/24	625	623
Kinder Morgan Energy Partners LP	7.300%	8/15/33	275	293
Kinder Morgan Energy Partners LP	5.800%	3/15/35	50	50
Kinder Morgan Energy Partners LP	6.500%	2/1/37	250	224
Kinder Morgan Energy Partners LP	6.950%	1/15/38	50	53
Kinder Morgan Energy Partners LP	6.500%	9/1/39	200	177
Kinder Morgan Energy Partners LP	6.550%	9/15/40	250	240
Kinder Morgan Energy Partners LP	5.625%	9/1/41	50	49
Kinder Morgan Energy Partners LP	5.000%	8/15/42	25	23
Kinder Morgan Energy Partners LP	4.700%	11/1/42	475	446
Kinder Morgan Energy Partners LP	5.000%	3/1/43	75	67
Kinder Morgan Inc.	3.150%	1/15/23	200	198
Kinder Morgan Inc.	4.300%	6/1/25	300	306
Kinder Morgan Inc.	4.300%	3/1/28	500	491

Kinder Morgan Inc.	7.800%	8/1/31	290	333
Kinder Morgan Inc.	7.750%	1/15/32	265	303
Kinder Morgan Inc.	5.300%	12/1/34	175	168
Kinder Morgan Inc.	5.550%	6/1/45	200	204
Kinder Morgan Inc.	5.050%	2/15/46	350	349
Magellan Midstream Partners LP	4.250%	2/1/21	100	98
Magellan Midstream Partners LP	5.150%	10/15/43	125	119
Magellan Midstream Partners LP	4.250%	9/15/46	200	210
Magellan Midstream Partners LP	4.200%	10/3/47	150	123
Magellan Midstream Partners LP	4.850%	2/1/49	100	92
Magellan Midstream Partners LP	3.950%	3/1/50	50	43
Marathon Oil Corp.	2.800%	11/1/22	175	134
Marathon Oil Corp.	3.850%	6/1/25	200	139
Marathon Oil Corp.	6.800%	3/15/32	400	270
Marathon Oil Corp.	5.200%	6/1/45	100	59
Marathon Petroleum Corp.	5.125%	3/1/21	375	363
Marathon Petroleum Corp.	5.375%	10/1/22	200	181
Marathon Petroleum Corp.	4.750%	12/15/23	500	472
Marathon Petroleum Corp.	5.125%	12/15/26	200	209
Marathon Petroleum Corp.	3.800%	4/1/28	25	20
Marathon Petroleum Corp.	4.750%	9/15/44	275	215
Marathon Petroleum Corp.	5.850%	12/15/45	200	168
Marathon Petroleum Corp.	4.500%	4/1/48	100	77
5 MPLX LP	3.500%	12/1/22	25	25
MPLX LP	3.375%	3/15/23	100	98
MPLX LP	4.500%	7/15/23	200	176
MPLX LP	4.875%	12/1/24	513	448
MPLX LP	4.875%	6/1/25	100	85
MPLX LP	4.125%	3/1/27	300	256
5 MPLX LP	4.250%	12/1/27	400	329
MPLX LP	4.000%	3/15/28	400	325
MPLX LP	4.500%	4/15/38	300	216
MPLX LP	5.200%	3/1/47	250	199
5 MPLX LP	5.200%	12/1/47	100	80
MPLX LP	4.700%	4/15/48	275	190
MPLX LP	5.500%	2/15/49	300	254
MPLX LP	4.900%	4/15/58	150	86
National Fuel Gas Co.	3.750%	3/1/23	275	256
National Fuel Gas Co.	4.750%	9/1/28	50	46
National Oilwell Varco Inc.	2.600%	12/1/22	35	34
National Oilwell Varco Inc.	3.600%	12/1/29	200	158
National Oilwell Varco Inc.	3.950%	12/1/42	125	79
Newfield Exploration Co.	5.750%	1/30/22	200	136
Newfield Exploration Co.	5.625%	7/1/24	100	51
Newfield Exploration Co.	5.375%	1/1/26	125	65
Noble Energy Inc.	3.850%	1/15/28	100	66
Noble Energy Inc.	3.250%	10/15/29	200	128
Noble Energy Inc.	6.000%	3/1/41	100	72
Noble Energy Inc.	5.250%	11/15/43	375	214
Noble Energy Inc.	5.050%	11/15/44	150	88
Noble Energy Inc.	4.950%	8/15/47	100	61
Noble Energy Inc.	4.200%	10/15/49	100	54
Occidental Petroleum Corp.	3.125%	2/15/22	100	74
Occidental Petroleum Corp.	2.700%	8/15/22	275	196
Occidental Petroleum Corp.	2.900%	8/15/24	250	138
Occidental Petroleum Corp.	3.400%	4/15/26	125	60
Occidental Petroleum Corp.	3.200%	8/15/26	400	194

Occidental Petroleum Corp.	3.500%	8/15/29	235	112
Occidental Petroleum Corp.	4.300%	8/15/39	150	64
Occidental Petroleum Corp.	4.500%	7/15/44	400	164
Occidental Petroleum Corp.	4.625%	6/15/45	200	86
Occidental Petroleum Corp.	4.400%	4/15/46	200	86
Occidental Petroleum Corp.	4.100%	2/15/47	50	21
Occidental Petroleum Corp.	4.200%	3/15/48	150	63
ONEOK Inc.	7.500%	9/1/23	100	97
ONEOK Inc.	2.750%	9/1/24	100	89
ONEOK Inc.	4.000%	7/13/27	50	41
ONEOK Inc.	4.350%	3/15/29	100	82
ONEOK Inc.	3.400%	9/1/29	245	185
ONEOK Inc.	4.950%	7/13/47	200	157
ONEOK Inc.	4.450%	9/1/49	150	116
ONEOK Partners LP	3.375%	10/1/22	400	378
ONEOK Partners LP	6.650%	10/1/36	300	265
ONEOK Partners LP	6.850%	10/15/37	300	278
ONEOK Partners LP	6.125%	2/1/41	150	138
Ovintiv Inc.	6.500%	8/15/34	300	141
Ovintiv Inc.	6.625%	8/15/37	200	92
Ovintiv Inc.	6.500%	2/1/38	100	45
Petro-Canada	6.800%	5/15/38	225	237
Phillips 66	4.300%	4/1/22	275	276
Phillips 66	3.900%	3/15/28	300	287
Phillips 66	4.650%	11/15/34	200	193
Phillips 66	4.875%	11/15/44	400	392
Phillips 66 Partners LP	2.450%	12/15/24	50	44
Phillips 66 Partners LP	3.605%	2/15/25	250	233
Phillips 66 Partners LP	3.750%	3/1/28	50	47
Phillips 66 Partners LP	3.150%	12/15/29	100	84
Phillips 66 Partners LP	4.680%	2/15/45	245	201
Pioneer Natural Resources Co.	3.950%	7/15/22	200	192
Pioneer Natural Resources Co.	4.450%	1/15/26	225	222
Plains All American Pipeline LP / PAA
Finance Corp.	3.650%	6/1/22	100	91
Plains All American Pipeline LP / PAA
Finance Corp.	2.850%	1/31/23	289	250
Plains All American Pipeline LP / PAA
Finance Corp.	3.600%	11/1/24	790	650
Plains All American Pipeline LP / PAA
Finance Corp.	4.500%	12/15/26	100	80
Plains All American Pipeline LP / PAA
Finance Corp.	3.550%	12/15/29	175	123
Plains All American Pipeline LP / PAA
Finance Corp.	6.650%	1/15/37	100	78
Plains All American Pipeline LP / PAA
Finance Corp.	4.300%	1/31/43	225	140
Plains All American Pipeline LP / PAA
Finance Corp.	4.700%	6/15/44	200	134
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.875%	3/1/22	175	168
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.000%	10/1/22	200	183
Regency Energy Partners LP / Regency
Energy Finance Corp.	4.500%	11/1/23	100	90
Sabine Pass Liquefaction LLC	5.625%	2/1/21	500	490
Sabine Pass Liquefaction LLC	6.250%	3/15/22	325	315

Sabine Pass Liquefaction LLC	5.625%	4/15/23	350	325
Sabine Pass Liquefaction LLC	5.750%	5/15/24	400	374
Sabine Pass Liquefaction LLC	5.625%	3/1/25	400	368
Sabine Pass Liquefaction LLC	5.875%	6/30/26	450	414
Sabine Pass Liquefaction LLC	5.000%	3/15/27	250	225
Sabine Pass Liquefaction LLC	4.200%	3/15/28	100	87
Schlumberger Investment SA	3.650%	12/1/23	325	323
Shell International Finance BV	1.875%	5/10/21	200	199
Shell International Finance BV	1.750%	9/12/21	200	199
Shell International Finance BV	2.250%	1/6/23	100	100
Shell International Finance BV	3.400%	8/12/23	75	78
Shell International Finance BV	2.000%	11/7/24	200	198
Shell International Finance BV	3.250%	5/11/25	200	210
Shell International Finance BV	2.875%	5/10/26	500	515
Shell International Finance BV	2.500%	9/12/26	900	913
Shell International Finance BV	3.875%	11/13/28	100	109
Shell International Finance BV	2.375%	11/7/29	750	739
Shell International Finance BV	4.125%	5/11/35	300	339
Shell International Finance BV	6.375%	12/15/38	475	677
Shell International Finance BV	5.500%	3/25/40	175	221
Shell International Finance BV	4.550%	8/12/43	300	344
Shell International Finance BV	4.375%	5/11/45	400	458
Shell International Finance BV	4.000%	5/10/46	700	777
Shell International Finance BV	3.125%	11/7/49	450	445
Spectra Energy Partners LP	4.750%	3/15/24	600	566
Spectra Energy Partners LP	3.500%	3/15/25	138	126
Spectra Energy Partners LP	3.375%	10/15/26	205	189
Spectra Energy Partners LP	5.950%	9/25/43	40	44
Spectra Energy Partners LP	4.500%	3/15/45	325	293
Suncor Energy Inc.	3.600%	12/1/24	100	98
Suncor Energy Inc.	5.950%	12/1/34	125	126
Suncor Energy Inc.	6.500%	6/15/38	525	510
Suncor Energy Inc.	4.000%	11/15/47	150	123
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	425	421
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	50	44
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	225	217
Sunoco Logistics Partners Operations LP	4.000%	10/1/27	150	119
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	175	130
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	325	271
Sunoco Logistics Partners Operations LP	5.350%	5/15/45	50	39
Sunoco Logistics Partners Operations LP	5.400%	10/1/47	275	217
TC PipeLines LP	3.900%	5/25/27	50	47
TechnipFMC plc	3.450%	10/1/22	75	71
Total Capital Canada Ltd.	2.750%	7/15/23	125	123
Total Capital International SA	2.750%	6/19/21	300	301
Total Capital International SA	2.218%	7/12/21	250	251
Total Capital International SA	2.875%	2/17/22	300	300
Total Capital International SA	2.700%	1/25/23	50	50
Total Capital International SA	3.700%	1/15/24	525	545
Total Capital International SA	2.434%	1/10/25	175	175
Total Capital International SA	3.455%	2/19/29	225	237
Total Capital International SA	2.829%	1/10/30	300	303
Total Capital International SA	3.461%	7/12/49	200	206
Total Capital SA	3.883%	10/11/28	100	109
TransCanada PipeLines Ltd.	2.500%	8/1/22	500	474
TransCanada PipeLines Ltd.	4.875%	1/15/26	100	107
TransCanada PipeLines Ltd.	4.250%	5/15/28	250	255

TransCanada PipeLines Ltd.	4.625%	3/1/34	250	237
TransCanada PipeLines Ltd.	5.600%	3/31/34	150	163
TransCanada PipeLines Ltd.	5.850%	3/15/36	300	355
TransCanada PipeLines Ltd.	6.200%	10/15/37	425	495
TransCanada PipeLines Ltd.	4.750%	5/15/38	250	248
TransCanada PipeLines Ltd.	5.000%	10/16/43	150	155
TransCanada PipeLines Ltd.	4.875%	5/15/48	300	319
TransCanada PipeLines Ltd.	5.100%	3/15/49	200	224
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	100	91
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	100	89
Valero Energy Corp.	3.650%	3/15/25	251	244
Valero Energy Corp.	4.350%	6/1/28	350	329
Valero Energy Corp.	7.500%	4/15/32	650	736
Valero Energy Corp.	4.900%	3/15/45	50	51
Valero Energy Partners LP	4.375%	12/15/26	100	95
Valero Energy Partners LP	4.500%	3/15/28	75	79
Western Midstream Operating LP	5.450%	4/1/44	325	121
Western Midstream Operating LP	5.300%	3/1/48	100	40
Williams Cos. Inc.	4.000%	11/15/21	100	91
Williams Cos. Inc.	3.600%	3/15/22	475	460
Williams Cos. Inc.	3.350%	8/15/22	125	119
Williams Cos. Inc.	3.700%	1/15/23	200	185
Williams Cos. Inc.	4.550%	6/24/24	400	364
Williams Cos. Inc.	3.900%	1/15/25	381	326
Williams Cos. Inc.	3.750%	6/15/27	500	459
Williams Cos. Inc.	6.300%	4/15/40	100	102
Williams Cos. Inc.	5.800%	11/15/43	100	97
Williams Cos. Inc.	5.400%	3/4/44	400	368
Williams Cos. Inc.	5.750%	6/24/44	100	90
Williams Cos. Inc.	5.100%	9/15/45	350	343
Williams Cos. Inc.	4.850%	3/1/48	150	139

Other Industrial (0.1%)
3 American University	3.672%	4/1/49	75	89
3 Boston University	4.061%	10/1/48	50	57
California Institute of Technology	4.321%	8/1/45	70	84
California Institute of Technology	4.700%	11/1/11	50	55
California Institute of Technology	3.650%	9/1/19	100	101
CBRE Services Inc.	5.250%	3/15/25	115	117
CBRE Services Inc.	4.875%	3/1/26	125	131
Cintas Corp. No. 2	2.900%	4/1/22	100	100
Cintas Corp. No. 2	3.250%	6/1/22	75	76
Cintas Corp. No. 2	3.700%	4/1/27	175	180
Fluor Corp.	3.500%	12/15/24	250	177
Fluor Corp.	4.250%	9/15/28	125	87
Georgetown University	4.315%	4/1/49	68	76
Georgetown University	2.943%	4/1/50	75	69
Georgetown University	5.215%	10/1/18	59	82
Hillenbrand Inc.	4.500%	9/15/26	75	79
3 Johns Hopkins University	4.083%	7/1/53	75	83
Leland Stanford Junior University	3.647%	5/1/48	500	523
3 Massachusetts Institute of Technology	3.959%	7/1/38	125	143
Massachusetts Institute of Technology	2.989%	7/1/50	85	87
Massachusetts Institute of Technology	5.600%	7/1/11	130	206
Massachusetts Institute of Technology	4.678%	7/1/14	175	233
Massachusetts Institute of Technology	3.885%	7/1/16	100	114
3 Northwestern University	4.643%	12/1/44	75	94

3 Northwestern University	3.662%	12/1/57	75	80
President & Fellows of Harvard College	4.875%	10/15/40	225	285
President & Fellows of Harvard College	3.150%	7/15/46	100	103
Steelcase Inc.	5.125%	1/18/29	125	141
3 Trustees of Boston College	3.129%	7/1/52	100	105
3 University of Chicago	4.003%	10/1/53	100	114
3 University of Notre Dame du Lac	3.438%	2/15/45	100	101
University of Notre Dame du Lac	3.394%	2/15/48	125	136
University of Pennsylvania	4.674%	9/1/12	50	70
University of Pennsylvania	3.610%	2/15/19	150	159
3 University of Southern California	3.028%	10/1/39	100	99
3 University of Southern California	3.841%	10/1/47	200	227
University of Southern California	5.250%	10/1/11	100	161
3 William Marsh Rice University	3.574%	5/15/45	150	154

Technology (2.3%)
Adobe Inc.	1.700%	2/1/23	100	101
Adobe Inc.	1.900%	2/1/25	20	20
Adobe Inc.	3.250%	2/1/25	175	187
Adobe Inc.	2.150%	2/1/27	180	186
Adobe Inc.	2.300%	2/1/30	260	261
Alphabet Inc.	3.625%	5/19/21	150	154
Altera Corp.	4.100%	11/15/23	75	81
Amphenol Corp.	3.200%	4/1/24	50	50
Amphenol Corp.	2.050%	3/1/25	40	38
Amphenol Corp.	2.800%	2/15/30	275	253
Analog Devices Inc.	2.875%	6/1/23	450	454
Analog Devices Inc.	3.125%	12/5/23	75	76
Analog Devices Inc.	3.500%	12/5/26	200	203
Apple Inc.	2.000%	11/13/20	225	226
Apple Inc.	2.850%	5/6/21	555	566
Apple Inc.	1.550%	8/4/21	375	377
Apple Inc.	2.150%	2/9/22	225	230
Apple Inc.	2.500%	2/9/22	1,000	1,027
Apple Inc.	2.300%	5/11/22	200	205
Apple Inc.	2.700%	5/13/22	250	261
Apple Inc.	2.100%	9/12/22	200	203
Apple Inc.	2.400%	1/13/23	282	291
Apple Inc.	2.850%	2/23/23	342	357
Apple Inc.	2.400%	5/3/23	865	898
Apple Inc.	3.000%	2/9/24	325	342
Apple Inc.	3.450%	5/6/24	75	81
Apple Inc.	2.850%	5/11/24	1,243	1,314
Apple Inc.	1.800%	9/11/24	150	153
Apple Inc.	2.750%	1/13/25	575	608
Apple Inc.	3.250%	2/23/26	705	767
Apple Inc.	2.450%	8/4/26	1,450	1,521
Apple Inc.	3.200%	5/11/27	775	840
Apple Inc.	2.900%	9/12/27	655	699
Apple Inc.	2.200%	9/11/29	300	307
Apple Inc.	4.500%	2/23/36	225	279
Apple Inc.	3.850%	5/4/43	450	536
Apple Inc.	4.450%	5/6/44	200	256
Apple Inc.	3.450%	2/9/45	225	255
Apple Inc.	4.375%	5/13/45	225	288
Apple Inc.	4.650%	2/23/46	910	1,207
Apple Inc.	3.850%	8/4/46	375	452

Apple Inc.	4.250%	2/9/47	200	261
Apple Inc.	3.750%	9/12/47	525	645
Apple Inc.	2.950%	9/11/49	675	715
Applied Materials Inc.	3.900%	10/1/25	145	153
Applied Materials Inc.	3.300%	4/1/27	225	239
Applied Materials Inc.	5.100%	10/1/35	100	128
Applied Materials Inc.	5.850%	6/15/41	125	178
Applied Materials Inc.	4.350%	4/1/47	175	224
Arrow Electronics Inc.	3.500%	4/1/22	75	76
Arrow Electronics Inc.	4.500%	3/1/23	50	52
Arrow Electronics Inc.	3.250%	9/8/24	171	162
Arrow Electronics Inc.	4.000%	4/1/25	50	48
Arrow Electronics Inc.	3.875%	1/12/28	100	96
Autodesk Inc.	3.600%	12/15/22	25	26
Autodesk Inc.	4.375%	6/15/25	100	109
Autodesk Inc.	3.500%	6/15/27	75	77
Autodesk Inc.	2.850%	1/15/30	75	74
Avnet Inc.	4.875%	12/1/22	170	180
Avnet Inc.	4.625%	4/15/26	100	100
Baidu Inc.	3.500%	11/28/22	275	286
Baidu Inc.	3.875%	9/29/23	200	207
Baidu Inc.	4.375%	5/14/24	200	214
Baidu Inc.	3.625%	7/6/27	200	208
Baidu Inc.	4.375%	3/29/28	100	108
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.000%	1/15/22	642	636
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	2.650%	1/15/23	250	244
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.625%	1/15/24	450	446
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.125%	1/15/25	480	450
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.875%	1/15/27	925	879
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.500%	1/15/28	200	185
5 Broadcom Inc.	3.125%	4/15/21	400	395
5 Broadcom Inc.	3.125%	10/15/22	250	248
5 Broadcom Inc.	3.625%	10/15/24	607	595
5 Broadcom Inc.	4.250%	4/15/26	500	503
5 Broadcom Inc.	4.750%	4/15/29	545	553
Broadridge Financial Solutions Inc.	3.400%	6/27/26	100	100
Broadridge Financial Solutions Inc.	2.900%	12/1/29	75	65
Cadence Design Systems Inc.	4.375%	10/15/24	100	106
Cisco Systems Inc.	3.000%	6/15/22	125	129
Cisco Systems Inc.	2.200%	9/20/23	150	153
Cisco Systems Inc.	3.625%	3/4/24	875	939
Cisco Systems Inc.	2.950%	2/28/26	100	105
Cisco Systems Inc.	2.500%	9/20/26	225	238
Cisco Systems Inc.	5.500%	1/15/40	800	1,150
Citrix Systems Inc.	4.500%	12/1/27	50	51
Citrix Systems Inc.	3.300%	3/1/30	75	70
Corning Inc.	2.900%	5/15/22	175	176
Corning Inc.	4.700%	3/15/37	275	299
Corning Inc.	5.750%	8/15/40	195	237
Corning Inc.	4.375%	11/15/57	350	364
5 Dell International LLC / EMC Corp.	4.420%	6/15/21	850	855

5 Dell International LLC / EMC Corp.	5.450%	6/15/23	700	716
5 Dell International LLC / EMC Corp.	4.000%	7/15/24	100	101
5 Dell International LLC / EMC Corp.	6.020%	6/15/26	1,075	1,117
5 Dell International LLC / EMC Corp.	4.900%	10/1/26	250	249
5 Dell International LLC / EMC Corp.	5.300%	10/1/29	325	316
5 Dell International LLC / EMC Corp.	8.100%	7/15/36	320	368
5 Dell International LLC / EMC Corp.	8.350%	7/15/46	425	502
DXC Technology Co.	4.250%	4/15/24	250	258
Equifax Inc.	2.300%	6/1/21	200	194
Equifax Inc.	3.600%	8/15/21	25	25
Equifax Inc.	3.950%	6/15/23	50	49
Equifax Inc.	2.600%	12/1/24	75	72
Equinix Inc.	2.625%	11/18/24	200	189
Equinix Inc.	5.875%	1/15/26	500	500
Equinix Inc.	2.900%	11/18/26	100	93
Equinix Inc.	3.200%	11/18/29	250	231
Fidelity National Information Services Inc.	3.500%	4/15/23	143	147
Fidelity National Information Services Inc.	3.875%	6/5/24	150	160
Fidelity National Information Services Inc.	3.000%	8/15/26	414	423
Fidelity National Information Services Inc.	3.750%	5/21/29	200	217
Fiserv Inc.	3.800%	10/1/23	200	209
Fiserv Inc.	2.750%	7/1/24	400	398
Fiserv Inc.	3.850%	6/1/25	200	213
Fiserv Inc.	3.200%	7/1/26	200	206
Fiserv Inc.	3.500%	7/1/29	944	981
Fiserv Inc.	4.400%	7/1/49	415	441
Flex Ltd.	4.875%	6/15/29	50	48
FLIR Systems Inc.	3.125%	6/15/21	50	50
Global Payments Inc.	2.650%	2/15/25	337	332
Global Payments Inc.	4.800%	4/1/26	150	166
Global Payments Inc.	3.200%	8/15/29	250	244
Global Payments Inc.	4.150%	8/15/49	150	145
Hewlett Packard Enterprise Co.	3.600%	10/15/20	575	575
Hewlett Packard Enterprise Co.	3.500%	10/5/21	100	100
Hewlett Packard Enterprise Co.	4.400%	10/15/22	350	354
Hewlett Packard Enterprise Co.	2.250%	4/1/23	200	196
Hewlett Packard Enterprise Co.	4.900%	10/15/25	500	510
Hewlett Packard Enterprise Co.	6.200%	10/15/35	150	166
Hewlett Packard Enterprise Co.	6.350%	10/15/45	275	319
HP Inc.	3.750%	12/1/20	53	53
HP Inc.	4.050%	9/15/22	100	97
HP Inc.	6.000%	9/15/41	100	108
IBM Credit LLC	3.450%	11/30/20	100	101
IBM Credit LLC	3.600%	11/30/21	100	103
IBM Credit LLC	2.200%	9/8/22	100	101
IBM Credit LLC	3.000%	2/6/23	150	155
Intel Corp.	1.700%	5/19/21	100	100
Intel Corp.	3.300%	10/1/21	100	103
Intel Corp.	3.100%	7/29/22	175	182
Intel Corp.	2.700%	12/15/22	404	419
Intel Corp.	2.875%	5/11/24	1,050	1,100
Intel Corp.	3.400%	3/25/25	100	109
Intel Corp.	3.700%	7/29/25	450	486
Intel Corp.	2.600%	5/19/26	210	215
Intel Corp.	2.450%	11/15/29	375	383
Intel Corp.	3.900%	3/25/30	45	51
Intel Corp.	4.000%	12/15/32	150	171

Intel Corp.	4.800%	10/1/41	162	203
Intel Corp.	4.100%	5/19/46	250	294
Intel Corp.	4.100%	5/11/47	200	241
Intel Corp.	3.734%	12/8/47	674	785
Intel Corp.	3.250%	11/15/49	300	324
Intel Corp.	4.750%	3/25/50	300	399
Intel Corp.	3.100%	2/15/60	200	207
Intel Corp.	4.950%	3/25/60	105	142
International Business Machines Corp.	2.850%	5/13/22	500	513
International Business Machines Corp.	1.875%	8/1/22	675	681
International Business Machines Corp.	2.875%	11/9/22	240	248
International Business Machines Corp.	3.375%	8/1/23	450	472
International Business Machines Corp.	3.625%	2/12/24	450	480
International Business Machines Corp.	3.000%	5/15/24	600	631
International Business Machines Corp.	7.000%	10/30/25	300	369
International Business Machines Corp.	3.450%	2/19/26	285	305
International Business Machines Corp.	3.300%	5/15/26	700	751
International Business Machines Corp.	6.220%	8/1/27	75	92
International Business Machines Corp.	6.500%	1/15/28	75	95
International Business Machines Corp.	3.500%	5/15/29	700	760
International Business Machines Corp.	4.150%	5/15/39	400	452
International Business Machines Corp.	5.600%	11/30/39	148	197
International Business Machines Corp.	4.000%	6/20/42	358	406
International Business Machines Corp.	4.250%	5/15/49	700	823
Jabil Inc.	5.625%	12/15/20	100	103
Jabil Inc.	3.950%	1/12/28	75	72
Jabil Inc.	3.600%	1/15/30	100	88
Juniper Networks Inc.	4.350%	6/15/25	50	48
Juniper Networks Inc.	3.750%	8/15/29	500	489
Juniper Networks Inc.	5.950%	3/15/41	25	27
Keysight Technologies Inc.	4.550%	10/30/24	195	203
Keysight Technologies Inc.	4.600%	4/6/27	125	135
Keysight Technologies Inc.	3.000%	10/30/29	100	95
KLA Corp.	4.650%	11/1/24	250	267
KLA Corp.	4.100%	3/15/29	150	158
KLA Corp.	5.000%	3/15/49	75	89
KLA Corp.	3.300%	3/1/50	50	47
Lam Research Corp.	2.800%	6/15/21	125	127
Lam Research Corp.	3.800%	3/15/25	145	147
Lam Research Corp.	3.750%	3/15/26	150	159
Lam Research Corp.	4.000%	3/15/29	200	222
Lam Research Corp.	4.875%	3/15/49	125	162
Marvell Technology Group Ltd.	4.200%	6/22/23	100	101
Marvell Technology Group Ltd.	4.875%	6/22/28	100	103
Maxim Integrated Products Inc.	3.375%	3/15/23	75	76
Maxim Integrated Products Inc.	3.450%	6/15/27	100	100
Microchip Technology Inc.	3.922%	6/1/21	100	97
Microchip Technology Inc.	4.333%	6/1/23	100	100
Micron Technology Inc.	4.640%	2/6/24	50	51
Micron Technology Inc.	4.975%	2/6/26	100	102
Micron Technology Inc.	4.185%	2/15/27	200	202
Micron Technology Inc.	5.327%	2/6/29	150	164
Micron Technology Inc.	4.663%	2/15/30	100	105
Microsoft Corp.	2.000%	11/3/20	1,200	1,204
Microsoft Corp.	2.400%	2/6/22	620	637
Microsoft Corp.	2.375%	2/12/22	450	463
Microsoft Corp.	2.650%	11/3/22	200	210

Microsoft Corp.	2.375%	5/1/23	75	78
Microsoft Corp.	2.000%	8/8/23	300	310
Microsoft Corp.	2.875%	2/6/24	500	533
Microsoft Corp.	3.125%	11/3/25	575	629
Microsoft Corp.	2.400%	8/8/26	805	855
Microsoft Corp.	3.300%	2/6/27	675	748
Microsoft Corp.	3.500%	2/12/35	325	380
Microsoft Corp.	4.200%	11/3/35	375	469
Microsoft Corp.	3.450%	8/8/36	425	474
Microsoft Corp.	4.100%	2/6/37	500	605
Microsoft Corp.	4.500%	10/1/40	390	508
Microsoft Corp.	3.500%	11/15/42	330	381
Microsoft Corp.	3.750%	5/1/43	145	172
Microsoft Corp.	4.875%	12/15/43	150	204
Microsoft Corp.	3.750%	2/12/45	350	422
Microsoft Corp.	4.450%	11/3/45	575	755
Microsoft Corp.	3.700%	8/8/46	1,175	1,391
Microsoft Corp.	4.250%	2/6/47	600	774
Microsoft Corp.	4.000%	2/12/55	1,050	1,326
Motorola Solutions Inc.	3.750%	5/15/22	113	113
Motorola Solutions Inc.	3.500%	3/1/23	125	123
Motorola Solutions Inc.	4.000%	9/1/24	240	239
Motorola Solutions Inc.	4.600%	2/23/28	125	128
Motorola Solutions Inc.	5.500%	9/1/44	75	77
NetApp Inc.	3.375%	6/15/21	150	150
NetApp Inc.	3.300%	9/29/24	75	76
NVIDIA Corp.	2.200%	9/16/21	200	202
NVIDIA Corp.	3.200%	9/16/26	200	217
NVIDIA Corp.	2.850%	4/1/30	300	312
NVIDIA Corp.	3.500%	4/1/40	200	211
NVIDIA Corp.	3.500%	4/1/50	305	328
NVIDIA Corp.	3.700%	4/1/60	113	126
5 NXP BV / NXP Funding LLC	4.875%	3/1/24	200	211
5 NXP BV / NXP Funding LLC	5.350%	3/1/26	204	215
5 NXP BV / NXP Funding LLC	5.550%	12/1/28	175	186
5 NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	450	464
Oracle Corp.	1.900%	9/15/21	1,275	1,279
Oracle Corp.	2.500%	5/15/22	250	254
Oracle Corp.	2.400%	9/15/23	750	766
Oracle Corp.	3.400%	7/8/24	450	481
Oracle Corp.	2.950%	11/15/24	425	449
Oracle Corp.	2.500%	4/1/25	450	460
Oracle Corp.	2.650%	7/15/26	2,361	2,421
Oracle Corp.	2.800%	4/1/27	500	510
Oracle Corp.	2.950%	4/1/30	600	605
Oracle Corp.	3.250%	5/15/30	100	106
Oracle Corp.	4.300%	7/8/34	325	380
Oracle Corp.	3.900%	5/15/35	150	162
Oracle Corp.	3.850%	7/15/36	250	262
Oracle Corp.	3.800%	11/15/37	325	335
Oracle Corp.	6.125%	7/8/39	150	202
Oracle Corp.	3.600%	4/1/40	605	606
Oracle Corp.	5.375%	7/15/40	700	941
Oracle Corp.	4.500%	7/8/44	250	289
Oracle Corp.	4.125%	5/15/45	425	492
Oracle Corp.	4.000%	7/15/46	575	625
Oracle Corp.	4.000%	11/15/47	225	246

Oracle Corp.	3.600%	4/1/50	820	820
Oracle Corp.	4.375%	5/15/55	150	182
Oracle Corp.	3.850%	4/1/60	700	713
PayPal Holdings Inc.	2.200%	9/26/22	200	197
PayPal Holdings Inc.	2.400%	10/1/24	100	98
PayPal Holdings Inc.	2.650%	10/1/26	300	294
PayPal Holdings Inc.	2.850%	10/1/29	400	398
QUALCOMM Inc.	3.000%	5/20/22	250	255
QUALCOMM Inc.	2.600%	1/30/23	300	307
QUALCOMM Inc.	2.900%	5/20/24	345	356
QUALCOMM Inc.	3.450%	5/20/25	400	428
QUALCOMM Inc.	3.250%	5/20/27	400	422
QUALCOMM Inc.	4.650%	5/20/35	200	249
QUALCOMM Inc.	4.800%	5/20/45	275	350
QUALCOMM Inc.	4.300%	5/20/47	350	420
salesforce.com Inc.	3.250%	4/11/23	200	208
salesforce.com Inc.	3.700%	4/11/28	325	359
Seagate HDD Cayman	4.250%	3/1/22	44	44
Seagate HDD Cayman	4.750%	6/1/23	51	51
Seagate HDD Cayman	4.875%	3/1/24	75	74
Seagate HDD Cayman	4.750%	1/1/25	172	168
Seagate HDD Cayman	5.750%	12/1/34	100	90
Tech Data Corp.	3.700%	2/15/22	50	51
Texas Instruments Inc.	1.850%	5/15/22	100	102
Texas Instruments Inc.	2.625%	5/15/24	25	26
Texas Instruments Inc.	1.375%	3/12/25	100	99
Texas Instruments Inc.	2.900%	11/3/27	94	98
Texas Instruments Inc.	2.250%	9/4/29	100	100
Texas Instruments Inc.	3.875%	3/15/39	142	165
Texas Instruments Inc.	4.150%	5/15/48	274	339
Total System Services Inc.	3.800%	4/1/21	130	133
Total System Services Inc.	3.750%	6/1/23	250	251
Total System Services Inc.	4.000%	6/1/23	100	101
Trimble Inc.	4.150%	6/15/23	50	54
Trimble Inc.	4.750%	12/1/24	93	101
Trimble Inc.	4.900%	6/15/28	50	54
Tyco Electronics Group SA	3.500%	2/3/22	100	101
Tyco Electronics Group SA	3.450%	8/1/24	125	131
Tyco Electronics Group SA	3.125%	8/15/27	200	206
Tyco Electronics Group SA	7.125%	10/1/37	125	168
Verisk Analytics Inc.	5.800%	5/1/21	75	77
Verisk Analytics Inc.	4.125%	9/12/22	275	287
Verisk Analytics Inc.	4.000%	6/15/25	150	160
Verisk Analytics Inc.	4.125%	3/15/29	400	422
Verisk Analytics Inc.	5.500%	6/15/45	50	62
VMware Inc.	2.950%	8/21/22	300	298
VMware Inc.	3.900%	8/21/27	650	643
Xilinx Inc.	3.000%	3/15/21	75	74
Xilinx Inc.	2.950%	6/1/24	150	151

Transportation (0.7%)
3 American Airlines 2011-1 Class A Pass
Through Trust	5.250%	7/31/22	41	40
3 American Airlines 2013-1 Class A Pass
Through Trust	4.000%	1/15/27	17	16
3 American Airlines 2013-2 Class A Pass
Through Trust	4.950%	7/15/24	24	22

3 American Airlines 2014-1 Class A Pass
Through Trust	3.700%	4/1/28	91	81
3 American Airlines 2015-1 Class A Pass
Through Trust	3.375%	11/1/28	136	117
3 American Airlines 2015-2 Class AA Pass
Through Trust	3.600%	9/22/27	45	41
3 American Airlines 2016-1 Class A Pass
Through Trust	4.100%	1/15/28	62	54
3 American Airlines 2016-1 Class AA Pass
Through Trust	3.575%	1/15/28	125	108
3 American Airlines 2016-2 Class AA Pass
Through Trust	3.200%	12/15/29	235	214
3 American Airlines 2016-3 Class A Pass
Through Trust	3.250%	4/15/30	44	37
3 American Airlines 2016-3 Class AA Pass
Through Trust	3.000%	10/15/28	131	114
3 American Airlines 2017-1 Class AA Pass
Through Trust	3.650%	8/15/30	43	39
3 American Airlines 2017-2 Class AA Pass
Through Trust	3.350%	10/15/29	92	83
3 American Airlines 2019-1 Class AA Pass
Through Trust	3.150%	8/15/33	49	43
3 BNSF Funding Trust I	6.613%	12/15/55	65	63
Burlington Northern Santa Fe LLC	3.050%	3/15/22	150	151
Burlington Northern Santa Fe LLC	3.050%	9/1/22	150	153
Burlington Northern Santa Fe LLC	3.000%	3/15/23	175	178
Burlington Northern Santa Fe LLC	3.850%	9/1/23	75	80
Burlington Northern Santa Fe LLC	3.750%	4/1/24	200	208
Burlington Northern Santa Fe LLC	3.400%	9/1/24	150	158
Burlington Northern Santa Fe LLC	3.000%	4/1/25	100	103
Burlington Northern Santa Fe LLC	3.650%	9/1/25	75	79
Burlington Northern Santa Fe LLC	3.250%	6/15/27	225	244
Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	165
Burlington Northern Santa Fe LLC	5.050%	3/1/41	125	148
Burlington Northern Santa Fe LLC	5.400%	6/1/41	250	310
Burlington Northern Santa Fe LLC	4.400%	3/15/42	250	283
Burlington Northern Santa Fe LLC	4.375%	9/1/42	200	225
Burlington Northern Santa Fe LLC	4.450%	3/15/43	125	146
Burlington Northern Santa Fe LLC	5.150%	9/1/43	125	159
Burlington Northern Santa Fe LLC	4.900%	4/1/44	100	124
Burlington Northern Santa Fe LLC	4.550%	9/1/44	150	179
Burlington Northern Santa Fe LLC	4.150%	4/1/45	125	145
Burlington Northern Santa Fe LLC	4.700%	9/1/45	75	90
Burlington Northern Santa Fe LLC	3.900%	8/1/46	150	165
Burlington Northern Santa Fe LLC	4.125%	6/15/47	125	145
Burlington Northern Santa Fe LLC	4.050%	6/15/48	225	262
Burlington Northern Santa Fe LLC	4.150%	12/15/48	200	233
Burlington Northern Santa Fe LLC	3.550%	2/15/50	400	437
Canadian National Railway Co.	2.850%	12/15/21	75	75
Canadian National Railway Co.	2.950%	11/21/24	233	229
Canadian National Railway Co.	6.250%	8/1/34	75	104
Canadian National Railway Co.	6.200%	6/1/36	75	107
Canadian National Railway Co.	6.375%	11/15/37	100	149
Canadian National Railway Co.	3.200%	8/2/46	175	173
Canadian National Railway Co.	3.650%	2/3/48	125	140
Canadian Pacific Railway Co.	9.450%	8/1/21	50	55
Canadian Pacific Railway Co.	4.450%	3/15/23	225	242

Canadian Pacific Railway Co.	2.050%	3/5/30	100	93
Canadian Pacific Railway Co.	7.125%	10/15/31	100	144
Canadian Pacific Railway Co.	5.950%	5/15/37	450	635
Canadian Pacific Railway Co.	6.125%	9/15/15	120	162
3 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	10/19/23	49	49
3 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	35	35
CSX Corp.	4.250%	6/1/21	25	25
CSX Corp.	3.400%	8/1/24	62	65
CSX Corp.	3.350%	11/1/25	150	160
CSX Corp.	3.250%	6/1/27	150	154
CSX Corp.	3.800%	3/1/28	350	372
CSX Corp.	4.250%	3/15/29	200	219
CSX Corp.	2.400%	2/15/30	172	165
CSX Corp.	6.220%	4/30/40	152	199
CSX Corp.	5.500%	4/15/41	225	272
CSX Corp.	4.750%	5/30/42	210	236
CSX Corp.	4.100%	3/15/44	150	150
CSX Corp.	4.300%	3/1/48	250	272
CSX Corp.	4.750%	11/15/48	200	230
CSX Corp.	4.500%	3/15/49	225	251
CSX Corp.	3.350%	9/15/49	125	118
CSX Corp.	3.800%	4/15/50	50	53
CSX Corp.	3.950%	5/1/50	125	130
CSX Corp.	4.500%	8/1/54	25	25
CSX Corp.	4.250%	11/1/66	150	149
CSX Corp.	4.650%	3/1/68	75	77
3 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	2/10/24	99	102
3 Delta Air Lines 2015-1 Class AA Pass
Through Trust	3.625%	7/30/27	40	40
3 Delta Air Lines 2019-1 Class AA Pass
Through Trust	3.204%	4/25/24	75	72
3 Delta Air Lines 2020-1 Class AA Pass
Through Trust	2.000%	6/10/28	150	136
Delta Air Lines Inc.	2.600%	12/4/20	125	119
Delta Air Lines Inc.	3.400%	4/19/21	125	112
Delta Air Lines Inc.	3.625%	3/15/22	175	164
Delta Air Lines Inc.	3.800%	4/19/23	125	117
Delta Air Lines Inc.	2.900%	10/28/24	175	140
Delta Air Lines Inc.	3.750%	10/28/29	75	60
FedEx Corp.	2.625%	8/1/22	100	98
FedEx Corp.	4.000%	1/15/24	125	129
FedEx Corp.	3.200%	2/1/25	150	152
FedEx Corp.	3.250%	4/1/26	100	101
FedEx Corp.	3.300%	3/15/27	100	99
FedEx Corp.	3.100%	8/5/29	200	197
FedEx Corp.	3.900%	2/1/35	200	187
FedEx Corp.	3.875%	8/1/42	125	110
FedEx Corp.	4.100%	4/15/43	75	69
FedEx Corp.	5.100%	1/15/44	150	149
FedEx Corp.	4.100%	2/1/45	125	110
FedEx Corp.	4.750%	11/15/45	250	240
FedEx Corp.	4.550%	4/1/46	225	207
FedEx Corp.	4.400%	1/15/47	125	114
FedEx Corp.	4.050%	2/15/48	200	173

FedEx Corp.	4.950%	10/17/48	175	171
FedEx Corp.	4.500%	2/1/65	60	52
JB Hunt Transport Services Inc.	3.300%	8/15/22	100	102
JB Hunt Transport Services Inc.	3.875%	3/1/26	25	26
3 JetBlue 2019-1 Class AA Pass Through Trust	2.750%	5/15/32	150	131
Kansas City Southern	3.000%	5/15/23	250	246
Kansas City Southern	2.875%	11/15/29	100	97
Kansas City Southern	4.300%	5/15/43	75	78
Kansas City Southern	4.950%	8/15/45	125	136
Kansas City Southern	4.700%	5/1/48	225	244
Kirby Corp.	4.200%	3/1/28	300	303
3 Latam Airlines 2015-1 Pass Through Trust A	4.200%	8/15/29	96	77
Norfolk Southern Corp.	3.000%	4/1/22	225	224
Norfolk Southern Corp.	2.903%	2/15/23	48	49
Norfolk Southern Corp.	3.850%	1/15/24	75	78
Norfolk Southern Corp.	5.590%	5/17/25	50	57
Norfolk Southern Corp.	3.650%	8/1/25	50	50
Norfolk Southern Corp.	7.800%	5/15/27	60	83
Norfolk Southern Corp.	3.150%	6/1/27	125	127
Norfolk Southern Corp.	3.800%	8/1/28	113	121
Norfolk Southern Corp.	2.550%	11/1/29	200	193
Norfolk Southern Corp.	4.837%	10/1/41	113	132
Norfolk Southern Corp.	4.450%	6/15/45	75	81
Norfolk Southern Corp.	4.650%	1/15/46	75	89
Norfolk Southern Corp.	4.150%	2/28/48	25	26
Norfolk Southern Corp.	4.100%	5/15/49	73	76
Norfolk Southern Corp.	3.400%	11/1/49	75	73
Norfolk Southern Corp.	4.050%	8/15/52	239	256
Norfolk Southern Corp.	6.000%	3/15/05	59	71
Norfolk Southern Corp.	5.100%	8/1/18	250	276
Ryder System Inc.	3.500%	6/1/21	200	201
Ryder System Inc.	2.250%	9/1/21	50	50
Ryder System Inc.	2.875%	6/1/22	75	73
Ryder System Inc.	3.400%	3/1/23	75	76
Ryder System Inc.	3.750%	6/9/23	225	225
Ryder System Inc.	3.650%	3/18/24	150	152
Ryder System Inc.	2.500%	9/1/24	50	48
Ryder System Inc.	2.900%	12/1/26	100	98
Southwest Airlines Co.	3.000%	11/15/26	100	87
Southwest Airlines Co.	3.450%	11/16/27	50	45
Southwest Airlines Co.	2.625%	2/10/30	100	84
3 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	17	18
3 Spirit Airlines Class A Pass Through
Certificates Series 2015-1	4.100%	10/1/29	19	17
Union Pacific Corp.	3.200%	6/8/21	100	101
Union Pacific Corp.	2.950%	3/1/22	100	101
Union Pacific Corp.	4.163%	7/15/22	534	552
Union Pacific Corp.	2.950%	1/15/23	25	25
Union Pacific Corp.	3.500%	6/8/23	150	155
Union Pacific Corp.	3.646%	2/15/24	50	52
Union Pacific Corp.	3.150%	3/1/24	100	104
Union Pacific Corp.	3.250%	1/15/25	206	210
Union Pacific Corp.	3.750%	7/15/25	125	134
Union Pacific Corp.	3.250%	8/15/25	50	53
Union Pacific Corp.	2.750%	3/1/26	75	75
Union Pacific Corp.	2.150%	2/5/27	90	88

Union Pacific Corp.	3.950%	9/10/28	200	215
Union Pacific Corp.	3.700%	3/1/29	200	214
Union Pacific Corp.	2.400%	2/5/30	150	145
Union Pacific Corp.	3.375%	2/1/35	100	102
Union Pacific Corp.	3.600%	9/15/37	290	302
Union Pacific Corp.	4.375%	9/10/38	125	142
Union Pacific Corp.	4.050%	11/15/45	150	162
Union Pacific Corp.	4.300%	3/1/49	200	223
Union Pacific Corp.	3.250%	2/5/50	150	149
Union Pacific Corp.	3.799%	10/1/51	560	604
Union Pacific Corp.	3.875%	2/1/55	100	101
Union Pacific Corp.	3.950%	8/15/59	100	105
5 Union Pacific Corp.	3.839%	3/20/60	386	410
Union Pacific Corp.	4.375%	11/15/65	135	146
Union Pacific Corp.	4.100%	9/15/67	100	103
Union Pacific Corp.	3.750%	2/5/70	150	158
3 United Airlines 2013-1 Class A Pass Through
Trust	4.300%	2/15/27	55	57
3 United Airlines 2014-1 Class A Pass Through
Trust	4.000%	10/11/27	75	75
3 United Airlines 2015-1 Class A Pass Through
Trust	3.700%	6/1/24	60	60
3 United Airlines 2015-1 Class AA Pass
Through Trust	3.450%	12/1/27	145	141
3 United Airlines 2016-1 Class A Pass Through
Trust	3.450%	1/7/30	43	38
3 United Airlines 2016-1 Class AA Pass
Through Trust	3.100%	7/7/28	347	317
3 United Airlines 2016-2 Class A Pass Through
Trust	3.100%	10/7/28	45	40
3 United Airlines 2016-2 Class AA Pass
Through Trust	2.875%	10/7/28	67	60
3 United Airlines 2019-1 Class AA Pass
Through Trust	4.150%	8/25/31	178	162
3 United Airlines 2019-2 Class AA Pass
Through Trust	2.700%	11/1/33	100	97
United Parcel Service Inc.	2.050%	4/1/21	150	150
United Parcel Service Inc.	2.450%	10/1/22	175	175
United Parcel Service Inc.	2.500%	4/1/23	200	203
United Parcel Service Inc.	2.800%	11/15/24	186	193
United Parcel Service Inc.	2.400%	11/15/26	150	153
United Parcel Service Inc.	3.050%	11/15/27	200	204
United Parcel Service Inc.	3.400%	3/15/29	100	105
United Parcel Service Inc.	2.500%	9/1/29	100	93
United Parcel Service Inc.	6.200%	1/15/38	278	381
United Parcel Service Inc.	4.875%	11/15/40	75	88
United Parcel Service Inc.	3.625%	10/1/42	75	74
United Parcel Service Inc.	3.400%	11/15/46	110	108
United Parcel Service Inc.	4.250%	3/15/49	125	137
United Parcel Service Inc.	3.400%	9/1/49	150	151
United Parcel Service Inc.	5.300%	4/1/50	125	163
3 US Airways 2012-2 Class A Pass Through
Trust	4.625%	12/3/26	30	33
3 US Airways 2013-1 Class A Pass Through
Trust	3.950%	5/15/27	65	60

667,910

Utilities (1.9%)
Electric (1.8%)
AEP Texas Inc.	2.400%	10/1/22	75	75
AEP Texas Inc.	3.950%	6/1/28	100	108
AEP Texas Inc.	3.800%	10/1/47	50	48
AEP Texas Inc.	3.450%	1/15/50	50	45
AEP Transmission Co. LLC	4.000%	12/1/46	75	78
AEP Transmission Co. LLC	3.750%	12/1/47	100	103
AEP Transmission Co. LLC	3.800%	6/15/49	70	71
AEP Transmission Co. LLC	3.150%	9/15/49	70	64
Alabama Power Co.	6.125%	5/15/38	50	65
Alabama Power Co.	3.850%	12/1/42	25	22
Alabama Power Co.	4.150%	8/15/44	75	81
Alabama Power Co.	3.750%	3/1/45	150	155
Alabama Power Co.	4.300%	1/2/46	250	282
Alabama Power Co.	3.700%	12/1/47	100	105
Alabama Power Co.	4.300%	7/15/48	100	113
Alabama Power Co.	3.450%	10/1/49	50	51
Ameren Corp.	2.500%	9/15/24	100	95
Ameren Corp.	3.650%	2/15/26	80	80
Ameren Corp.	3.500%	1/15/31	100	100
Ameren Illinois Co.	2.700%	9/1/22	250	249
Ameren Illinois Co.	3.800%	5/15/28	75	81
Ameren Illinois Co.	3.700%	12/1/47	150	157
Ameren Illinois Co.	3.250%	3/15/50	60	60
American Electric Power Co. Inc.	3.650%	12/1/21	100	97
American Electric Power Co. Inc.	2.950%	12/15/22	25	24
American Electric Power Co. Inc.	3.200%	11/13/27	75	74
American Electric Power Co. Inc.	4.300%	12/1/28	150	160
Appalachian Power Co.	4.600%	3/30/21	50	50
Appalachian Power Co.	3.300%	6/1/27	500	501
Appalachian Power Co.	4.500%	3/1/49	425	456
Arizona Public Service Co.	3.150%	5/15/25	100	103
Arizona Public Service Co.	2.950%	9/15/27	50	50
Arizona Public Service Co.	4.500%	4/1/42	25	28
Arizona Public Service Co.	4.350%	11/15/45	125	140
Arizona Public Service Co.	3.750%	5/15/46	125	131
Arizona Public Service Co.	4.250%	3/1/49	100	109
Arizona Public Service Co.	3.500%	12/1/49	60	61
Avangrid Inc.	3.150%	12/1/24	230	227
Avangrid Inc.	3.800%	6/1/29	95	97
Avista Corp.	4.350%	6/1/48	75	82
Baltimore Gas & Electric Co.	3.500%	11/15/21	350	337
Baltimore Gas & Electric Co.	2.400%	8/15/26	50	48
Baltimore Gas & Electric Co.	3.500%	8/15/46	100	100
Baltimore Gas & Electric Co.	3.750%	8/15/47	250	264
Baltimore Gas & Electric Co.	4.250%	9/15/48	50	56
Baltimore Gas & Electric Co.	3.200%	9/15/49	80	71
Berkshire Hathaway Energy Co.	2.800%	1/15/23	125	126
Berkshire Hathaway Energy Co.	3.750%	11/15/23	100	104
Berkshire Hathaway Energy Co.	3.500%	2/1/25	100	104
Berkshire Hathaway Energy Co.	3.250%	4/15/28	125	129
5 Berkshire Hathaway Energy Co.	3.700%	7/15/30	200	214
Berkshire Hathaway Energy Co.	6.125%	4/1/36	100	127
Berkshire Hathaway Energy Co.	5.950%	5/15/37	225	258
Berkshire Hathaway Energy Co.	5.150%	11/15/43	150	182
Berkshire Hathaway Energy Co.	4.500%	2/1/45	150	173

Berkshire Hathaway Energy Co.	3.800%	7/15/48	50	52
Berkshire Hathaway Energy Co.	4.450%	1/15/49	200	234
5 Berkshire Hathaway Energy Co.	4.250%	10/15/50	200	228
Black Hills Corp.	4.250%	11/30/23	100	102
Black Hills Corp.	3.950%	1/15/26	75	75
Black Hills Corp.	3.150%	1/15/27	75	73
Black Hills Corp.	3.050%	10/15/29	70	66
Black Hills Corp.	4.350%	5/1/33	75	85
Black Hills Corp.	4.200%	9/15/46	50	47
Black Hills Corp.	3.875%	10/15/49	70	60
CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	250	249
CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	300	299
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	50	70
CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	75	84
CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	150	177
CenterPoint Energy Inc.	3.600%	11/1/21	75	75
CenterPoint Energy Inc.	2.500%	9/1/22	100	96
CenterPoint Energy Inc.	3.850%	2/1/24	325	327
CenterPoint Energy Inc.	2.500%	9/1/24	100	98
CenterPoint Energy Inc.	4.250%	11/1/28	75	79
CenterPoint Energy Inc.	2.950%	3/1/30	80	76
CenterPoint Energy Inc.	3.700%	9/1/49	50	48
Cleco Corporate Holdings LLC	3.743%	5/1/26	100	96
Cleco Corporate Holdings LLC	4.973%	5/1/46	125	132
Cleveland Electric Illuminating Co.	5.500%	8/15/24	225	255
Cleveland Electric Illuminating Co.	5.950%	12/15/36	75	91
CMS Energy Corp.	5.050%	3/15/22	25	26
CMS Energy Corp.	3.000%	5/15/26	75	75
CMS Energy Corp.	3.450%	8/15/27	50	50
CMS Energy Corp.	4.875%	3/1/44	75	80
Commonwealth Edison Co.	2.950%	8/15/27	75	76
Commonwealth Edison Co.	2.200%	3/1/30	50	48
Commonwealth Edison Co.	5.900%	3/15/36	150	187
Commonwealth Edison Co.	6.450%	1/15/38	175	229
Commonwealth Edison Co.	4.600%	8/15/43	75	87
Commonwealth Edison Co.	4.700%	1/15/44	175	204
Commonwealth Edison Co.	3.700%	3/1/45	75	78
Commonwealth Edison Co.	3.650%	6/15/46	175	185
Commonwealth Edison Co.	3.750%	8/15/47	100	107
Commonwealth Edison Co.	4.000%	3/1/48	150	166
Commonwealth Edison Co.	4.000%	3/1/49	125	137
Commonwealth Edison Co.	3.000%	3/1/50	200	198
Connecticut Light & Power Co.	2.500%	1/15/23	125	129
Connecticut Light & Power Co.	3.200%	3/15/27	50	52
Connecticut Light & Power Co.	4.300%	4/15/44	150	169
Connecticut Light & Power Co.	4.000%	4/1/48	160	178
Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	100	103
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	200	259
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	275	327
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	75	93
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	125	127
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	200	219
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	375	421
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	145	145
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	75	75
Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	400	426
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	75	72

Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	120	134
Consolidated Edison Inc.	2.000%	5/15/21	75	74
Consumers Energy Co.	3.375%	8/15/23	275	283
Consumers Energy Co.	3.800%	11/15/28	75	80
Consumers Energy Co.	3.950%	5/15/43	75	82
Consumers Energy Co.	3.250%	8/15/46	50	50
Consumers Energy Co.	3.950%	7/15/47	50	56
Consumers Energy Co.	4.050%	5/15/48	125	141
Consumers Energy Co.	4.350%	4/15/49	80	97
Consumers Energy Co.	3.100%	8/15/50	80	79
Consumers Energy Co.	3.500%	8/1/51	200	216
Delmarva Power & Light Co.	3.500%	11/15/23	25	26
Delmarva Power & Light Co.	4.150%	5/15/45	100	110
Dominion Energy Inc.	2.715%	8/15/21	50	49
Dominion Energy Inc.	3.071%	8/15/24	75	75
Dominion Energy Inc.	3.900%	10/1/25	125	127
Dominion Energy Inc.	2.850%	8/15/26	125	132
Dominion Energy Inc.	4.250%	6/1/28	125	130
Dominion Energy Inc.	3.375%	4/1/30	125	124
Dominion Energy Inc.	6.300%	3/15/33	75	92
Dominion Energy Inc.	5.950%	6/15/35	225	257
Dominion Energy Inc.	4.900%	8/1/41	80	83
Dominion Energy Inc.	4.050%	9/15/42	300	296
Dominion Energy Inc.	4.600%	3/15/49	300	287
3 Dominion Energy Inc.	5.750%	10/1/54	100	95
Dominion Energy South Carolina Inc.	6.625%	2/1/32	50	68
Dominion Energy South Carolina Inc.	6.050%	1/15/38	125	140
Dominion Energy South Carolina Inc.	5.450%	2/1/41	75	92
Dominion Energy South Carolina Inc.	4.600%	6/15/43	75	91
DTE Electric Co.	3.650%	3/15/24	250	259
DTE Electric Co.	3.375%	3/1/25	150	156
DTE Electric Co.	2.250%	3/1/30	100	97
6 DTE Electric Co.	2.625%	3/1/31	100	100
DTE Electric Co.	4.000%	4/1/43	225	243
DTE Electric Co.	3.700%	6/1/46	50	53
DTE Electric Co.	3.750%	8/15/47	100	105
DTE Electric Co.	3.950%	3/1/49	128	146
DTE Electric Co.	2.950%	3/1/50	150	135
DTE Energy Co.	2.600%	6/15/22	50	49
DTE Energy Co.	2.250%	11/1/22	400	394
DTE Energy Co.	3.700%	8/1/23	125	126
DTE Energy Co.	2.529%	10/1/24	100	97
DTE Energy Co.	2.850%	10/1/26	300	299
DTE Energy Co.	3.800%	3/15/27	175	177
DTE Energy Co.	3.400%	6/15/29	100	104
DTE Energy Co.	2.950%	3/1/30	60	56
DTE Energy Co.	6.375%	4/15/33	75	92
Duke Energy Carolinas LLC	3.900%	6/15/21	500	508
Duke Energy Carolinas LLC	2.500%	3/15/23	100	101
Duke Energy Carolinas LLC	3.050%	3/15/23	100	102
Duke Energy Carolinas LLC	2.950%	12/1/26	100	103
Duke Energy Carolinas LLC	3.950%	11/15/28	125	139
Duke Energy Carolinas LLC	6.000%	12/1/28	125	151
Duke Energy Carolinas LLC	2.450%	8/15/29	200	197
Duke Energy Carolinas LLC	2.450%	2/1/30	100	100
Duke Energy Carolinas LLC	6.100%	6/1/37	100	127
Duke Energy Carolinas LLC	6.000%	1/15/38	25	34

Duke Energy Carolinas LLC	6.050%	4/15/38	25	32
Duke Energy Carolinas LLC	5.300%	2/15/40	150	182
Duke Energy Carolinas LLC	4.000%	9/30/42	175	197
Duke Energy Carolinas LLC	3.875%	3/15/46	100	108
Duke Energy Carolinas LLC	3.700%	12/1/47	100	110
Duke Energy Carolinas LLC	3.950%	3/15/48	300	336
Duke Energy Carolinas LLC	3.200%	8/15/49	500	531
Duke Energy Corp.	2.400%	8/15/22	200	201
Duke Energy Corp.	3.050%	8/15/22	275	274
Duke Energy Corp.	3.750%	4/15/24	325	334
Duke Energy Corp.	2.650%	9/1/26	80	79
Duke Energy Corp.	3.150%	8/15/27	300	299
Duke Energy Corp.	4.800%	12/15/45	125	140
Duke Energy Corp.	3.750%	9/1/46	405	400
Duke Energy Florida LLC	3.800%	7/15/28	100	107
Duke Energy Florida LLC	2.500%	12/1/29	425	421
Duke Energy Florida LLC	6.350%	9/15/37	225	303
Duke Energy Florida LLC	6.400%	6/15/38	200	289
Duke Energy Florida LLC	3.850%	11/15/42	200	212
Duke Energy Florida LLC	3.400%	10/1/46	100	102
Duke Energy Florida LLC	4.200%	7/15/48	200	229
3 Duke Energy Florida Project Finance LLC	1.731%	9/1/22	45	45
3 Duke Energy Florida Project Finance LLC	2.538%	9/1/29	100	105
Duke Energy Indiana LLC	6.350%	8/15/38	225	302
Duke Energy Indiana LLC	3.750%	5/15/46	225	238
Duke Energy Indiana LLC	3.250%	10/1/49	325	328
Duke Energy Ohio Inc.	3.700%	6/15/46	25	27
Duke Energy Progress LLC	2.800%	5/15/22	100	101
Duke Energy Progress LLC	3.375%	9/1/23	25	26
Duke Energy Progress LLC	3.700%	9/1/28	175	186
Duke Energy Progress LLC	3.450%	3/15/29	125	134
Duke Energy Progress LLC	4.375%	3/30/44	300	336
Duke Energy Progress LLC	4.150%	12/1/44	100	110
Duke Energy Progress LLC	3.700%	10/15/46	50	54
Duke Energy Progress LLC	3.600%	9/15/47	100	106
Edison International	2.400%	9/15/22	125	120
Edison International	3.125%	11/15/22	80	83
Edison International	2.950%	3/15/23	200	188
Edison International	5.750%	6/15/27	25	26
El Paso Electric Co.	6.000%	5/15/35	50	56
El Paso Electric Co.	5.000%	12/1/44	75	80
Emera US Finance LP	2.700%	6/15/21	125	125
Emera US Finance LP	3.550%	6/15/26	150	144
Emera US Finance LP	4.750%	6/15/46	245	228
Enel Chile SA	4.875%	6/12/28	125	122
Entergy Arkansas Inc.	3.750%	2/15/21	50	50
Entergy Arkansas Inc.	3.500%	4/1/26	50	52
Entergy Corp.	4.000%	7/15/22	150	152
Entergy Corp.	2.950%	9/1/26	200	199
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	223	257
Entergy Louisiana LLC	5.400%	11/1/24	382	431
Entergy Louisiana LLC	2.400%	10/1/26	75	74
Entergy Louisiana LLC	3.120%	9/1/27	100	102
Entergy Louisiana LLC	3.050%	6/1/31	100	100
Entergy Louisiana LLC	4.000%	3/15/33	150	167
Entergy Louisiana LLC	4.950%	1/15/45	150	160
Entergy Louisiana LLC	4.200%	9/1/48	200	224

Entergy Louisiana LLC	4.200%	4/1/50	100	115
Entergy Mississippi LLC	2.850%	6/1/28	125	126
Entergy Texas Inc.	3.550%	9/30/49	60	61
Evergy Inc.	2.450%	9/15/24	50	49
Evergy Inc.	2.900%	9/15/29	150	143
Eversource Energy	2.500%	3/15/21	100	99
Eversource Energy	2.750%	3/15/22	75	76
Eversource Energy	3.800%	12/1/23	75	81
Eversource Energy	2.900%	10/1/24	50	51
Eversource Energy	3.150%	1/15/25	168	165
Eversource Energy	3.300%	1/15/28	100	99
Eversource Energy	4.250%	4/1/29	200	209
Exelon Corp.	3.497%	6/1/22	200	194
Exelon Corp.	3.950%	6/15/25	200	205
Exelon Corp.	3.400%	4/15/26	200	197
Exelon Corp.	4.050%	4/15/30	50	51
Exelon Corp.	4.950%	6/15/35	225	240
Exelon Corp.	5.625%	6/15/35	20	23
Exelon Corp.	5.100%	6/15/45	145	156
Exelon Corp.	4.450%	4/15/46	175	176
Exelon Corp.	4.700%	4/15/50	50	52
Exelon Generation Co. LLC	6.250%	10/1/39	360	338
Exelon Generation Co. LLC	5.750%	10/1/41	75	67
Exelon Generation Co. LLC	5.600%	6/15/42	155	137
FirstEnergy Corp.	2.850%	7/15/22	100	100
FirstEnergy Corp.	3.900%	7/15/27	300	305
FirstEnergy Corp.	2.650%	3/1/30	50	48
FirstEnergy Corp.	7.375%	11/15/31	475	634
FirstEnergy Corp.	4.850%	7/15/47	200	223
FirstEnergy Corp.	3.400%	3/1/50	75	72
Florida Power & Light Co.	3.250%	6/1/24	25	26
Florida Power & Light Co.	5.625%	4/1/34	25	33
Florida Power & Light Co.	5.960%	4/1/39	375	509
Florida Power & Light Co.	4.125%	2/1/42	170	193
Florida Power & Light Co.	4.050%	6/1/42	125	137
Florida Power & Light Co.	3.800%	12/15/42	75	79
Florida Power & Light Co.	3.700%	12/1/47	150	163
Florida Power & Light Co.	3.950%	3/1/48	325	384
Florida Power & Light Co.	4.125%	6/1/48	100	115
Florida Power & Light Co.	3.990%	3/1/49	100	114
Florida Power & Light Co.	3.150%	10/1/49	155	161
Fortis Inc.	3.055%	10/4/26	295	282
Georgia Power Co.	2.400%	4/1/21	75	75
Georgia Power Co.	2.100%	7/30/23	75	73
Georgia Power Co.	2.200%	9/15/24	225	237
Georgia Power Co.	3.250%	4/1/26	100	101
Georgia Power Co.	2.650%	9/15/29	50	54
Georgia Power Co.	4.750%	9/1/40	175	174
Georgia Power Co.	4.300%	3/15/43	100	106
Georgia Power Co.	3.700%	1/30/50	50	51
Great Plains Energy Inc.	4.850%	6/1/21	100	100
Gulf Power Co.	3.300%	5/30/27	50	51
Iberdrola International BV	6.750%	7/15/36	75	106
Indiana Michigan Power Co.	3.850%	5/15/28	250	265
Indiana Michigan Power Co.	3.750%	7/1/47	150	146
Indiana Michigan Power Co.	4.250%	8/15/48	100	106
Interstate Power & Light Co.	3.250%	12/1/24	202	209

Interstate Power & Light Co.	4.100%	9/26/28	125	135
Interstate Power & Light Co.	3.600%	4/1/29	60	61
Interstate Power & Light Co.	6.250%	7/15/39	50	63
Interstate Power & Light Co.	3.700%	9/15/46	75	72
ITC Holdings Corp.	2.700%	11/15/22	100	99
ITC Holdings Corp.	3.650%	6/15/24	75	75
ITC Holdings Corp.	3.350%	11/15/27	100	101
ITC Holdings Corp.	5.300%	7/1/43	300	327
3 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	66	79
Kansas City Power & Light Co.	3.150%	3/15/23	75	75
Kansas City Power & Light Co.	5.300%	10/1/41	100	120
Kansas City Power & Light Co.	4.200%	6/15/47	100	111
Kentucky Utilities Co.	5.125%	11/1/40	125	154
Kentucky Utilities Co.	4.375%	10/1/45	100	111
Louisville Gas & Electric Co.	3.300%	10/1/25	75	79
Louisville Gas & Electric Co.	4.250%	4/1/49	170	192
MidAmerican Energy Co.	3.500%	10/15/24	179	188
MidAmerican Energy Co.	3.100%	5/1/27	150	154
MidAmerican Energy Co.	3.650%	4/15/29	200	215
MidAmerican Energy Co.	6.750%	12/30/31	125	175
MidAmerican Energy Co.	5.750%	11/1/35	125	171
MidAmerican Energy Co.	4.800%	9/15/43	100	117
MidAmerican Energy Co.	3.950%	8/1/47	100	109
MidAmerican Energy Co.	4.250%	7/15/49	200	234
Mississippi Power Co.	4.250%	3/15/42	100	102
National Rural Utilities Cooperative Finance
Corp.	2.900%	3/15/21	50	50
National Rural Utilities Cooperative Finance
Corp.	1.750%	1/21/22	50	50
National Rural Utilities Cooperative Finance
Corp.	2.700%	2/15/23	300	299
National Rural Utilities Cooperative Finance
Corp.	2.950%	2/7/24	775	784
National Rural Utilities Cooperative Finance
Corp.	3.400%	2/7/28	150	155
National Rural Utilities Cooperative Finance
Corp.	3.900%	11/1/28	100	107
National Rural Utilities Cooperative Finance
Corp.	3.700%	3/15/29	100	105
National Rural Utilities Cooperative Finance
Corp.	2.400%	3/15/30	100	95
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	204	226
3 National Rural Utilities Cooperative Finance
Corp.	4.750%	4/30/43	25	24
3 National Rural Utilities Cooperative Finance
Corp.	5.250%	4/20/46	75	72
National Rural Utilities Cooperative Finance
Corp.	4.400%	11/1/48	400	457
National Rural Utilities Cooperative Finance
Corp.	4.300%	3/15/49	100	112
Nevada Power Co.	3.700%	5/1/29	200	211
Nevada Power Co.	2.400%	5/1/30	75	73
Nevada Power Co.	6.750%	7/1/37	75	98
Nevada Power Co.	3.125%	8/1/50	150	140
NextEra Energy Capital Holdings Inc.	2.403%	9/1/21	150	150
NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	350	353

NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	105	103
NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	100	102
NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	50	51
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	250	255
NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	100	103
NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	100	97
3 NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	125	104
3 NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	100	93
Northern States Power Co.	6.250%	6/1/36	75	101
Northern States Power Co.	6.200%	7/1/37	50	67
Northern States Power Co.	5.350%	11/1/39	175	229
Northern States Power Co.	3.400%	8/15/42	105	97
Northern States Power Co.	4.000%	8/15/45	50	50
Northern States Power Co.	2.900%	3/1/50	250	248
NSTAR Electric Co.	2.375%	10/15/22	125	124
NSTAR Electric Co.	3.200%	5/15/27	125	126
NSTAR Electric Co.	3.250%	5/15/29	50	52
NSTAR Electric Co.	5.500%	3/15/40	75	90
Oglethorpe Power Corp.	5.950%	11/1/39	50	60
Oglethorpe Power Corp.	5.375%	11/1/40	175	194
Ohio Edison Co.	6.875%	7/15/36	100	134
Ohio Power Co.	5.375%	10/1/21	175	182
Ohio Power Co.	4.150%	4/1/48	100	106
Ohio Power Co.	4.000%	6/1/49	240	251
Oklahoma Gas & Electric Co.	3.800%	8/15/28	75	79
Oklahoma Gas & Electric Co.	3.250%	4/1/30	100	100
Oklahoma Gas & Electric Co.	4.150%	4/1/47	50	55
Oklahoma Gas & Electric Co.	3.850%	8/15/47	75	77
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	175	179
Oncor Electric Delivery Co. LLC	2.750%	6/1/24	100	101
Oncor Electric Delivery Co. LLC	2.950%	4/1/25	75	76
Oncor Electric Delivery Co. LLC	3.700%	11/15/28	50	54
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	50	71
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	125	185
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	125	155
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	75	85
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	100	133
Oncor Electric Delivery Co. LLC	3.750%	4/1/45	100	107
Oncor Electric Delivery Co. LLC	3.800%	9/30/47	50	55
Oncor Electric Delivery Co. LLC	3.800%	6/1/49	100	106
Oncor Electric Delivery Co. LLC	3.100%	9/15/49	400	399
PacifiCorp	2.950%	2/1/22	100	102
PacifiCorp	3.600%	4/1/24	125	125
PacifiCorp	3.500%	6/15/29	100	105
PacifiCorp	7.700%	11/15/31	450	625
PacifiCorp	5.250%	6/15/35	100	120
PacifiCorp	6.100%	8/1/36	100	126
PacifiCorp	6.250%	10/15/37	125	161
PacifiCorp	6.350%	7/15/38	75	98
PacifiCorp	4.100%	2/1/42	200	194
PacifiCorp	4.125%	1/15/49	100	110
PacifiCorp	4.150%	2/15/50	200	226
PECO Energy Co.	2.375%	9/15/22	300	292
PECO Energy Co.	3.900%	3/1/48	75	86
PNM Resources Inc.	3.250%	3/9/21	50	50
Potomac Electric Power Co.	6.500%	11/15/37	250	340
Potomac Electric Power Co.	4.150%	3/15/43	150	167

PPL Capital Funding Inc.	4.200%	6/15/22	25	25
PPL Capital Funding Inc.	3.500%	12/1/22	115	114
PPL Capital Funding Inc.	3.400%	6/1/23	100	101
PPL Capital Funding Inc.	3.950%	3/15/24	50	53
PPL Capital Funding Inc.	3.100%	5/15/26	100	98
PPL Capital Funding Inc.	4.700%	6/1/43	75	75
PPL Capital Funding Inc.	5.000%	3/15/44	200	206
PPL Capital Funding Inc.	4.000%	9/15/47	75	71
PPL Electric Utilities Corp.	3.000%	9/15/21	275	278
PPL Electric Utilities Corp.	6.250%	5/15/39	100	138
PPL Electric Utilities Corp.	4.125%	6/15/44	50	55
PPL Electric Utilities Corp.	4.150%	10/1/45	155	175
PPL Electric Utilities Corp.	3.950%	6/1/47	75	82
Progress Energy Inc.	3.150%	4/1/22	40	40
Progress Energy Inc.	7.000%	10/30/31	119	150
Progress Energy Inc.	6.000%	12/1/39	125	151
PSEG Power LLC	3.850%	6/1/23	125	133
PSEG Power LLC	8.625%	4/15/31	96	129
Public Service Co. of Colorado	3.700%	6/15/28	75	80
Public Service Co. of Colorado	3.600%	9/15/42	175	177
Public Service Co. of Colorado	4.100%	6/15/48	75	85
Public Service Co. of New Hampshire	3.500%	11/1/23	50	52
Public Service Co. of New Hampshire	3.600%	7/1/49	75	77
Public Service Electric & Gas Co.	1.900%	3/15/21	150	149
Public Service Electric & Gas Co.	3.000%	5/15/25	80	82
Public Service Electric & Gas Co.	2.250%	9/15/26	250	249
Public Service Electric & Gas Co.	3.000%	5/15/27	75	76
Public Service Electric & Gas Co.	3.200%	5/15/29	70	70
Public Service Electric & Gas Co.	2.450%	1/15/30	50	50
Public Service Electric & Gas Co.	3.800%	3/1/46	250	269
Public Service Electric & Gas Co.	3.600%	12/1/47	75	78
Public Service Electric & Gas Co.	3.850%	5/1/49	200	217
Public Service Electric & Gas Co.	3.150%	1/1/50	100	103
Public Service Enterprise Group Inc.	2.650%	11/15/22	100	100
Puget Energy Inc.	6.000%	9/1/21	100	103
Puget Energy Inc.	5.625%	7/15/22	200	202
Puget Energy Inc.	3.650%	5/15/25	400	386
Puget Sound Energy Inc.	6.274%	3/15/37	125	167
Puget Sound Energy Inc.	5.757%	10/1/39	125	160
Puget Sound Energy Inc.	4.300%	5/20/45	100	116
Puget Sound Energy Inc.	4.223%	6/15/48	125	144
Puget Sound Energy Inc.	3.250%	9/15/49	90	87
San Diego Gas & Electric Co.	2.500%	5/15/26	250	244
San Diego Gas & Electric Co.	4.500%	8/15/40	100	107
San Diego Gas & Electric Co.	3.750%	6/1/47	75	76
San Diego Gas & Electric Co.	4.150%	5/15/48	75	80
6 San Diego Gas & Electric Co.	3.320%	4/15/50	100	100
Sierra Pacific Power Co.	2.600%	5/1/26	100	100
Southern California Edison Co.	2.900%	3/1/21	100	100
Southern California Edison Co.	3.875%	6/1/21	275	279
3 Southern California Edison Co.	1.845%	2/1/22	29	28
Southern California Edison Co.	2.400%	2/1/22	75	73
Southern California Edison Co.	3.400%	6/1/23	75	77
Southern California Edison Co.	3.500%	10/1/23	175	181
Southern California Edison Co.	3.700%	8/1/25	150	154
Southern California Edison Co.	3.650%	3/1/28	100	113
Southern California Edison Co.	4.200%	3/1/29	75	80

Southern California Edison Co.	6.650%	4/1/29	75	87
Southern California Edison Co.	2.850%	8/1/29	275	264
Southern California Edison Co.	2.250%	6/1/30	100	84
Southern California Edison Co.	5.750%	4/1/35	75	94
Southern California Edison Co.	5.350%	7/15/35	200	240
Southern California Edison Co.	5.625%	2/1/36	125	144
Southern California Edison Co.	5.500%	3/15/40	100	116
Southern California Edison Co.	4.500%	9/1/40	75	80
Southern California Edison Co.	4.050%	3/15/42	208	218
Southern California Edison Co.	3.900%	3/15/43	100	98
Southern California Edison Co.	4.000%	4/1/47	335	350
Southern California Edison Co.	4.125%	3/1/48	350	363
Southern California Edison Co.	4.875%	3/1/49	100	115
Southern California Edison Co.	3.650%	2/1/50	300	295
Southern Co.	2.350%	7/1/21	300	301
Southern Co.	3.250%	7/1/26	350	352
Southern Co.	4.250%	7/1/36	200	205
Southern Co.	4.400%	7/1/46	360	368
Southern Power Co.	2.500%	12/15/21	350	340
Southern Power Co.	4.150%	12/1/25	100	103
Southern Power Co.	5.150%	9/15/41	100	97
Southern Power Co.	5.250%	7/15/43	50	48
Southern Power Co.	4.950%	12/15/46	75	69
Southwestern Electric Power Co.	2.750%	10/1/26	100	99
Southwestern Electric Power Co.	4.100%	9/15/28	100	108
Southwestern Electric Power Co.	6.200%	3/15/40	75	93
Southwestern Electric Power Co.	3.900%	4/1/45	200	190
Southwestern Electric Power Co.	3.850%	2/1/48	325	304
Southwestern Public Service Co.	3.300%	6/15/24	165	168
Southwestern Public Service Co.	4.500%	8/15/41	100	109
Southwestern Public Service Co.	3.400%	8/15/46	275	275
Southwestern Public Service Co.	3.700%	8/15/47	75	79
Southwestern Public Service Co.	4.400%	11/15/48	275	295
Southwestern Public Service Co.	3.750%	6/15/49	75	78
Tampa Electric Co.	4.100%	6/15/42	50	51
Tampa Electric Co.	4.350%	5/15/44	50	53
Tampa Electric Co.	4.300%	6/15/48	75	79
Tampa Electric Co.	4.450%	6/15/49	125	138
Tampa Electric Co.	3.625%	6/15/50	50	51
Toledo Edison Co.	6.150%	5/15/37	75	99
Tucson Electric Power Co.	3.050%	3/15/25	50	51
Union Electric Co.	3.500%	4/15/24	250	256
Union Electric Co.	8.450%	3/15/39	150	241
Union Electric Co.	3.650%	4/15/45	125	126
Union Electric Co.	4.000%	4/1/48	75	82
Union Electric Co.	3.250%	10/1/49	100	95
Virginia Electric & Power Co.	3.450%	2/15/24	50	52
Virginia Electric & Power Co.	2.950%	11/15/26	75	80
Virginia Electric & Power Co.	3.500%	3/15/27	250	262
Virginia Electric & Power Co.	3.800%	4/1/28	150	162
Virginia Electric & Power Co.	2.875%	7/15/29	275	273
Virginia Electric & Power Co.	6.000%	1/15/36	125	157
Virginia Electric & Power Co.	6.000%	5/15/37	150	190
Virginia Electric & Power Co.	6.350%	11/30/37	50	70
Virginia Electric & Power Co.	4.000%	1/15/43	400	421
Virginia Electric & Power Co.	4.450%	2/15/44	475	539
Virginia Electric & Power Co.	4.200%	5/15/45	75	81

Virginia Electric & Power Co.	4.000%	11/15/46	100	111
Virginia Electric & Power Co.	3.800%	9/15/47	100	107
Virginia Electric & Power Co.	4.600%	12/1/48	375	428
Virginia Electric & Power Co.	3.300%	12/1/49	110	112
WEC Energy Group Inc.	3.550%	6/15/25	200	200
Westar Energy Inc.	2.550%	7/1/26	150	154
Westar Energy Inc.	3.100%	4/1/27	100	95
Westar Energy Inc.	4.125%	3/1/42	200	211
Westar Energy Inc.	4.100%	4/1/43	100	112
Westar Energy Inc.	4.250%	12/1/45	25	28
Wisconsin Electric Power Co.	2.950%	9/15/21	75	76
Wisconsin Electric Power Co.	2.050%	12/15/24	100	100
Wisconsin Electric Power Co.	4.300%	10/15/48	100	111
Wisconsin Power & Light Co.	6.375%	8/15/37	100	133
Wisconsin Power & Light Co.	3.650%	4/1/50	50	51
Wisconsin Public Service Corp.	3.350%	11/21/21	300	302
Xcel Energy Inc.	2.600%	3/15/22	75	75
Xcel Energy Inc.	3.300%	6/1/25	325	332
Xcel Energy Inc.	3.350%	12/1/26	75	76
Xcel Energy Inc.	4.000%	6/15/28	75	79
Xcel Energy Inc.	2.600%	12/1/29	200	191
Xcel Energy Inc.	3.400%	6/1/30	50	51
Xcel Energy Inc.	3.500%	12/1/49	100	91

Natural Gas (0.1%)
Atmos Energy Corp.	3.000%	6/15/27	100	102
Atmos Energy Corp.	2.625%	9/15/29	50	50
Atmos Energy Corp.	5.500%	6/15/41	200	250
Atmos Energy Corp.	4.150%	1/15/43	100	107
Atmos Energy Corp.	4.125%	10/15/44	50	54
Atmos Energy Corp.	3.375%	9/15/49	530	517
CenterPoint Energy Resources Corp.	3.550%	4/1/23	50	50
CenterPoint Energy Resources Corp.	4.000%	4/1/28	100	107
CenterPoint Energy Resources Corp.	5.850%	1/15/41	250	299
CenterPoint Energy Resources Corp.	4.100%	9/1/47	50	50
KeySpan Corp.	5.803%	4/1/35	50	52
NiSource Finance Corp.	3.490%	5/15/27	250	253
NiSource Finance Corp.	5.950%	6/15/41	100	115
NiSource Finance Corp.	4.800%	2/15/44	125	142
NiSource Finance Corp.	5.650%	2/1/45	100	112
NiSource Finance Corp.	4.375%	5/15/47	250	247
NiSource Inc.	2.650%	11/17/22	75	76
NiSource Inc.	3.650%	6/15/23	75	77
NiSource Inc.	2.950%	9/1/29	100	97
ONE Gas Inc.	4.658%	2/1/44	125	149
ONE Gas Inc.	4.500%	11/1/48	75	83
Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	110	113
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	50	55
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	75	69
Sempra Energy	2.875%	10/1/22	100	98
Sempra Energy	2.900%	2/1/23	100	99
Sempra Energy	4.050%	12/1/23	100	101
Sempra Energy	3.750%	11/15/25	155	155
Sempra Energy	3.250%	6/15/27	150	146
Sempra Energy	3.400%	2/1/28	200	204
Sempra Energy	3.800%	2/1/38	200	189
Sempra Energy	6.000%	10/15/39	150	174

Sempra Energy	4.000%	2/1/48	175	168
Southern California Gas Co.	2.600%	6/15/26	200	197
Southern California Gas Co.	2.550%	2/1/30	150	147
Southern California Gas Co.	3.750%	9/15/42	75	76
Southern California Gas Co.	4.125%	6/1/48	75	82
Southern California Gas Co.	3.950%	2/15/50	70	79
Southern Co. Gas Capital Corp.	3.500%	9/15/21	325	326
Southern Co. Gas Capital Corp.	3.250%	6/15/26	75	75
Southern Co. Gas Capital Corp.	5.875%	3/15/41	75	86
Southern Co. Gas Capital Corp.	4.400%	6/1/43	50	49
Southern Co. Gas Capital Corp.	3.950%	10/1/46	100	90
Southern Co. Gas Capital Corp.	4.400%	5/30/47	100	97
Southwest Gas Corp.	3.700%	4/1/28	50	52
Southwest Gas Corp.	3.800%	9/29/46	75	73
Southwest Gas Corp.	4.150%	6/1/49	25	25
Washington Gas Light Co.	3.796%	9/15/46	100	102
Washington Gas Light Co.	3.650%	9/15/49	30	29

Other Utility (0.0%)
American Water Capital Corp.	3.400%	3/1/25	125	125
American Water Capital Corp.	2.950%	9/1/27	325	323
American Water Capital Corp.	3.450%	6/1/29	125	127
American Water Capital Corp.	6.593%	10/15/37	150	195
American Water Capital Corp.	4.300%	9/1/45	100	105
American Water Capital Corp.	3.750%	9/1/47	200	193
American Water Capital Corp.	4.200%	9/1/48	100	104
American Water Capital Corp.	4.150%	6/1/49	125	139
Essential Utilities Inc.	3.566%	5/1/29	75	76
Essential Utilities Inc.	4.276%	5/1/49	85	92
Veolia Environnement SA	6.750%	6/1/38	39	51

				84,182
Total Corporate Bonds (Cost $1,079,632)				1,110,335
Sovereign Bonds (4.1%)
African Development Bank	1.250%	7/26/21	500	505
African Development Bank	2.375%	9/23/21	300	308
African Development Bank	1.625%	9/16/22	400	410
African Development Bank	2.125%	11/16/22	700	728
African Development Bank	3.000%	9/20/23	275	297
Asian Development Bank	1.625%	3/16/21	500	505
Asian Development Bank	1.750%	6/8/21	625	634
Asian Development Bank	2.000%	2/16/22	980	1,006
Asian Development Bank	1.875%	2/18/22	600	614
Asian Development Bank	1.875%	7/19/22	600	616
Asian Development Bank	1.750%	9/13/22	900	925
Asian Development Bank	1.625%	1/24/23	200	206
Asian Development Bank	2.750%	3/17/23	1,000	1,062
Asian Development Bank	2.625%	1/30/24	1,000	1,075
Asian Development Bank	1.500%	10/18/24	500	518
Asian Development Bank	2.000%	1/22/25	300	318
Asian Development Bank	2.000%	4/24/26	100	107
Asian Development Bank	2.625%	1/12/27	200	223
Asian Development Bank	2.375%	8/10/27	275	305
Asian Development Bank	6.220%	8/15/27	100	135
Asian Development Bank	2.500%	11/2/27	673	755
Asian Development Bank	5.820%	6/16/28	148	205

Asian Development Bank	3.125%	9/26/28	130	153
Asian Development Bank	1.750%	9/19/29	200	213
Asian Development Bank	1.875%	1/24/30	200	216
Asian Infrastructure Investment Bank	2.250%	5/16/24	500	532
Canada	2.625%	1/25/22	250	260
Canada	2.000%	11/15/22	570	595
Canada Government International Bond	1.625%	1/22/25	550	573
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	300	306
CNOOC Finance 2013 Ltd.	2.875%	9/30/29	250	258
CNOOC Finance 2013 Ltd.	3.300%	9/30/49	250	252
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	500	524
CNOOC Finance 2015 USA LLC	4.375%	5/2/28	300	334
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	300	320
Corp. Andina de Fomento	3.250%	2/11/22	45	47
Corp. Andina de Fomento	2.750%	1/6/23	125	130
Corp. Andina de Fomento	3.750%	11/23/23	925	1,008
Council Of Europe Development Bank	1.625%	3/16/21	200	202
Council Of Europe Development Bank	1.750%	9/26/22	150	154
Council Of Europe Development Bank	2.625%	2/13/23	425	449
Council Of Europe Development Bank	1.375%	2/27/25	200	207
Ecopetrol SA	5.875%	9/18/23	225	223
Ecopetrol SA	4.125%	1/16/25	200	181
Ecopetrol SA	5.375%	6/26/26	750	707
Ecopetrol SA	7.375%	9/18/43	100	100
Ecopetrol SA	5.875%	5/28/45	400	358
Equinor ASA	2.750%	11/10/21	300	299
Equinor ASA	3.150%	1/23/22	150	153
Equinor ASA	2.450%	1/17/23	450	456
Equinor ASA	2.650%	1/15/24	375	381
Equinor ASA	3.700%	3/1/24	150	155
Equinor ASA	3.250%	11/10/24	150	153
Equinor ASA	7.250%	9/23/27	250	313
Equinor ASA	3.625%	9/10/28	175	187
Equinor ASA	5.100%	8/17/40	125	149
Equinor ASA	4.250%	11/23/41	175	191
Equinor ASA	3.950%	5/15/43	125	131
Equinor ASA	4.800%	11/8/43	175	199
Equinor ASA	3.250%	11/18/49	125	121
European Bank for Reconstruction &
Development	1.875%	7/15/21	225	229
European Bank for Reconstruction &
Development	1.500%	11/2/21	150	152
European Bank for Reconstruction &
Development	1.875%	2/23/22	200	205
European Bank for Reconstruction &
Development	2.750%	3/7/23	925	982
European Bank for Reconstruction &
Development	1.625%	9/27/24	270	281
European Bank for Reconstruction &
Development	1.500%	2/13/25	100	104
European Investment Bank	2.000%	3/15/21	1,450	1,470
European Investment Bank	2.500%	4/15/21	850	867
European Investment Bank	2.375%	5/13/21	1,850	1,888
European Investment Bank	1.625%	6/15/21	1,000	1,013
European Investment Bank	1.375%	9/15/21	100	101
European Investment Bank	2.125%	10/15/21	300	307
European Investment Bank	2.875%	12/15/21	1,150	1,196

European Investment Bank	2.250%	3/15/22	500	516
European Investment Bank	2.625%	5/20/22	200	209
European Investment Bank	2.375%	6/15/22	1,725	1,793
European Investment Bank	1.375%	9/6/22	720	734
European Investment Bank	2.500%	3/15/23	600	633
European Investment Bank	1.375%	5/15/23	600	614
European Investment Bank	2.875%	8/15/23	800	860
European Investment Bank	3.125%	12/14/23	500	546
European Investment Bank	3.250%	1/29/24	810	890
European Investment Bank	2.625%	3/15/24	530	571
European Investment Bank	2.250%	6/24/24	550	587
European Investment Bank	2.500%	10/15/24	276	299
European Investment Bank	1.875%	2/10/25	1,050	1,110
European Investment Bank	1.625%	3/14/25	100	105
European Investment Bank	2.375%	5/24/27	225	249
European Investment Bank	1.625%	10/9/29	125	132
European Investment Bank	4.875%	2/15/36	325	484
Export Development Canada	1.500%	5/26/21	525	532
Export Development Canada	1.375%	10/21/21	200	203
Export Development Canada	1.750%	7/18/22	200	206
Export Development Canada	2.500%	1/24/23	40	42
Export Development Canada	1.375%	2/24/23	1,000	1,024
Export Development Canada	2.625%	2/21/24	250	266
Export-Import Bank of Korea	2.500%	5/10/21	300	303
Export-Import Bank of Korea	4.375%	9/15/21	75	78
Export-Import Bank of Korea	1.875%	10/21/21	250	251
Export-Import Bank of Korea	3.500%	11/27/21	200	206
Export-Import Bank of Korea	5.000%	4/11/22	275	293
Export-Import Bank of Korea	3.000%	11/1/22	400	413
Export-Import Bank of Korea	3.625%	11/27/23	200	213
Export-Import Bank of Korea	4.000%	1/14/24	650	700
Export-Import Bank of Korea	2.625%	5/26/26	200	207
FMS Wertmanagement	2.000%	8/1/22	470	486
FMS Wertmanagement	2.750%	3/6/23	300	318
Hydro-Quebec	8.400%	1/15/22	375	422
Hydro-Quebec	8.050%	7/7/24	325	416
Industrial & Commercial Bank of China Ltd.	2.635%	5/26/21	250	254
Industrial & Commercial Bank of China Ltd.	2.957%	11/8/22	250	261
Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	250	278
Inter-American Development Bank	1.875%	3/15/21	200	203
Inter-American Development Bank	2.625%	4/19/21	700	715
Inter-American Development Bank	2.125%	1/18/22	700	720
Inter-American Development Bank	1.750%	4/14/22	800	820
Inter-American Development Bank	3.000%	9/26/22	500	529
Inter-American Development Bank	2.500%	1/18/23	1,025	1,078
Inter-American Development Bank	3.000%	10/4/23	625	677
Inter-American Development Bank	2.625%	1/16/24	150	161
Inter-American Development Bank	3.000%	2/21/24	900	982
Inter-American Development Bank	2.125%	1/15/25	1,100	1,173
Inter-American Development Bank	1.750%	3/14/25	200	210
Inter-American Development Bank	7.000%	6/15/25	100	130
Inter-American Development Bank	2.000%	6/2/26	750	807
Inter-American Development Bank	2.000%	7/23/26	100	107
Inter-American Development Bank	2.375%	7/7/27	450	498
Inter-American Development Bank	3.125%	9/18/28	875	1,024
Inter-American Development Bank	3.875%	10/28/41	200	279
Inter-American Development Bank	3.200%	8/7/42	100	128

International Bank for Reconstruction &
Development	1.625%	3/9/21	1,100	1,111
International Bank for Reconstruction &
Development	1.375%	5/24/21	1,100	1,110
International Bank for Reconstruction &
Development	2.250%	6/24/21	450	459
International Bank for Reconstruction &
Development	2.750%	7/23/21	1,330	1,369
International Bank for Reconstruction &
Development	1.375%	9/20/21	1,975	2,000
International Bank for Reconstruction &
Development	2.125%	12/13/21	255	262
International Bank for Reconstruction &
Development	2.000%	1/26/22	145	149
International Bank for Reconstruction &
Development	1.625%	2/10/22	1,325	1,352
International Bank for Reconstruction &
Development	2.125%	7/1/22	775	802
International Bank for Reconstruction &
Development	1.875%	6/19/23	1,100	1,145
International Bank for Reconstruction &
Development	3.000%	9/27/23	1,125	1,217
International Bank for Reconstruction &
Development	2.500%	3/19/24	1,100	1,181
International Bank for Reconstruction &
Development	1.500%	8/28/24	695	721
International Bank for Reconstruction &
Development	2.500%	11/25/24	750	813
International Bank for Reconstruction &
Development	1.625%	1/15/25	200	209
International Bank for Reconstruction &
Development	2.500%	7/29/25	1,150	1,257
International Bank for Reconstruction &
Development	3.125%	11/20/25	470	531
International Bank for Reconstruction &
Development	2.500%	11/22/27	350	391
International Bank for Reconstruction &
Development	1.750%	10/23/29	200	213
International Bank for Reconstruction &
Development	4.750%	2/15/35	250	361
International Finance Corp.	2.000%	10/24/22	200	207
International Finance Corp.	2.875%	7/31/23	275	296
International Finance Corp.	1.375%	10/16/24	200	206
International Finance Corp.	2.125%	4/7/26	600	647
7 Japan Bank for International Cooperation	3.125%	7/20/21	275	283
7 Japan Bank for International Cooperation	1.500%	7/21/21	750	757
7 Japan Bank for International Cooperation	2.000%	11/4/21	770	785
7 Japan Bank for International Cooperation	2.500%	6/1/22	450	466
7 Japan Bank for International Cooperation	2.375%	7/21/22	250	258
7 Japan Bank for International Cooperation	2.375%	11/16/22	540	554
7 Japan Bank for International Cooperation	1.750%	1/23/23	500	511
7 Japan Bank for International Cooperation	3.250%	7/20/23	300	322
7 Japan Bank for International Cooperation	3.375%	7/31/23	100	108
7 Japan Bank for International Cooperation	3.375%	10/31/23	400	434
7 Japan Bank for International Cooperation	3.000%	5/29/24	500	541
7 Japan Bank for International Cooperation	1.750%	10/17/24	200	206
7 Japan Bank for International Cooperation	2.125%	2/10/25	330	348

7 Japan Bank for International Cooperation	2.375%	4/20/26	200	215
7 Japan Bank for International Cooperation	2.250%	11/4/26	200	214
7 Japan Bank for International Cooperation	2.875%	7/21/27	200	223
7 Japan Bank for International Cooperation	2.750%	11/16/27	800	891
7 Japan Bank for International Cooperation	3.250%	7/20/28	300	345
7 Japan Bank for International Cooperation	3.500%	10/31/28	350	412
7 Japan International Cooperation Agency	2.750%	4/27/27	300	332
8 KFW	1.625%	3/15/21	900	908
8 KFW	2.375%	3/24/21	900	916
8 KFW	2.625%	4/12/21	800	816
8 KFW	1.500%	6/15/21	900	910
8 KFW	1.750%	9/15/21	600	610
8 KFW	2.000%	11/30/21	600	614
8 KFW	3.125%	12/15/21	1,115	1,147
8 KFW	2.500%	2/15/22	1,000	1,035
8 KFW	2.125%	3/7/22	1,000	1,030
8 KFW	2.125%	6/15/22	750	776
8 KFW	1.750%	8/22/22	1,400	1,439
8 KFW	2.000%	10/4/22	950	983
8 KFW	2.375%	12/29/22	450	471
8 KFW	2.125%	1/17/23	1,025	1,069
8 KFW	1.625%	2/15/23	200	204
8 KFW	2.625%	2/28/24	400	431
8 KFW	1.375%	8/5/24	900	913
8 KFW	2.500%	11/20/24	1,800	1,949
8 KFW	2.000%	5/2/25	150	160
8 KFW	2.875%	4/3/28	500	576
8 KFW	1.750%	9/14/29	175	177
8 KFW	0.000%	4/18/36	400	319
8 KFW	0.000%	6/29/37	200	157
Korea Development Bank	4.625%	11/16/21	150	158
Korea Development Bank	3.000%	9/14/22	750	770
Korea Development Bank	3.375%	3/12/23	700	732
Korea Development Bank	3.750%	1/22/24	500	533
Korea Development Bank	2.125%	10/1/24	200	202
8 Landwirtschaftliche Rentenbank	1.750%	9/24/21	250	254
8 Landwirtschaftliche Rentenbank	2.250%	10/1/21	45	46
8 Landwirtschaftliche Rentenbank	3.125%	11/14/23	100	109
8 Landwirtschaftliche Rentenbank	2.000%	1/13/25	850	903
8 Landwirtschaftliche Rentenbank	2.375%	6/10/25	475	514
8 Landwirtschaftliche Rentenbank	1.750%	7/27/26	275	293
8 Landwirtschaftliche Rentenbank	2.500%	11/15/27	250	279
Nexen Energy ULC	7.875%	3/15/32	50	76
Nexen Energy ULC	6.400%	5/15/37	450	604
Nexen Energy ULC	7.500%	7/30/39	200	313
Nordic Investment Bank	1.250%	8/2/21	400	404
Nordic Investment Bank	2.125%	2/1/22	200	206
Nordic Investment Bank	1.375%	10/17/22	200	204
Nordic Investment Bank	2.875%	7/19/23	200	215
Nordic Investment Bank	2.250%	5/21/24	200	213
9 Oesterreichische Kontrollbank AG	2.625%	1/31/22	100	103
9 Oesterreichische Kontrollbank AG	1.625%	9/17/22	400	409
9 Oesterreichische Kontrollbank AG	2.875%	3/13/23	500	534
9 Oesterreichische Kontrollbank AG	3.125%	11/7/23	200	212
9 Oesterreichische Kontrollbank AG	1.500%	2/12/25	100	104
3 Oriental Republic of Uruguay	8.000%	11/18/22	125	123
3 Oriental Republic of Uruguay	4.500%	8/14/24	303	303

3 Oriental Republic of Uruguay	4.375%	10/27/27	150	159
3 Oriental Republic of Uruguay	4.375%	1/23/31	208	221
3 Oriental Republic of Uruguay	7.625%	3/21/36	195	263
3 Oriental Republic of Uruguay	4.125%	11/20/45	300	299
3 Oriental Republic of Uruguay	5.100%	6/18/50	615	683
3 Oriental Republic of Uruguay	4.975%	4/20/55	500	556
Petroleos Mexicanos	4.875%	1/24/22	129	115
Petroleos Mexicanos	5.375%	3/13/22	64	57
Petroleos Mexicanos	3.500%	1/30/23	215	174
Petroleos Mexicanos	4.625%	9/21/23	87	70
Petroleos Mexicanos	4.875%	1/18/24	120	96
Petroleos Mexicanos	4.250%	1/15/25	100	74
Petroleos Mexicanos	2.378%	4/15/25	28	28
Petroleos Mexicanos	4.500%	1/23/26	110	80
Petroleos Mexicanos	6.875%	8/4/26	599	456
5 Petroleos Mexicanos	6.490%	1/23/27	581	428
Petroleos Mexicanos	6.500%	3/13/27	1,236	915
Petroleos Mexicanos	5.350%	2/12/28	356	247
Petroleos Mexicanos	6.500%	1/23/29	375	270
5 Petroleos Mexicanos	6.840%	1/23/30	991	716
5 Petroleos Mexicanos	5.950%	1/28/31	636	442
Petroleos Mexicanos	6.625%	6/15/35	625	422
Petroleos Mexicanos	6.625%	6/15/38	150	110
Petroleos Mexicanos	6.500%	6/2/41	250	159
Petroleos Mexicanos	5.500%	6/27/44	56	34
Petroleos Mexicanos	6.375%	1/23/45	300	190
Petroleos Mexicanos	5.625%	1/23/46	120	73
Petroleos Mexicanos	6.750%	9/21/47	1,388	904
Petroleos Mexicanos	6.350%	2/12/48	596	372
5 Petroleos Mexicanos	7.690%	1/23/50	1,544	1,065
5 Petroleos Mexicanos	6.950%	1/28/60	691	457
Province of Alberta	2.200%	7/26/22	400	413
Province of Alberta	3.350%	11/1/23	375	407
Province of Alberta	2.950%	1/23/24	300	323
Province of Alberta	1.875%	11/13/24	450	467
Province of Alberta	3.300%	3/15/28	250	282
Province of British Columbia	2.000%	10/23/22	200	206
Province of British Columbia	1.750%	9/27/24	225	233
Province of British Columbia	2.250%	6/2/26	300	320
Province of Manitoba	2.050%	11/30/20	300	303
Province of Manitoba	2.100%	9/6/22	150	155
Province of Manitoba	2.600%	4/16/24	150	160
Province of Manitoba	2.125%	6/22/26	90	96
Province of New Brunswick	2.500%	12/12/22	95	100
Province of New Brunswick	3.625%	2/24/28	105	122
Province of Ontario	2.500%	9/10/21	575	588
Province of Ontario	2.400%	2/8/22	525	540
Province of Ontario	2.550%	4/25/22	350	361
Province of Ontario	2.250%	5/18/22	500	513
Province of Ontario	2.450%	6/29/22	150	156
Province of Ontario	2.200%	10/3/22	400	414
Province of Ontario	3.400%	10/17/23	760	826
Province of Ontario	3.050%	1/29/24	250	268
Province of Ontario	3.200%	5/16/24	150	163
Province of Ontario	2.500%	4/27/26	250	268
Province of Ontario	2.300%	6/15/26	900	942
Province of Ontario	2.000%	10/2/29	585	629

Province of Quebec	2.750%	8/25/21	325	334
Province of Quebec	2.375%	1/31/22	390	400
Province of Quebec	2.625%	2/13/23	425	446
Province of Quebec	1.500%	2/11/25	400	412
Province of Quebec	2.500%	4/20/26	200	213
Province of Quebec	2.750%	4/12/27	850	937
Province of Quebec	7.500%	9/15/29	475	729
Province of Saskatchewan	8.500%	7/15/22	58	68
Republic of Chile	2.250%	10/30/22	175	174
Republic of Chile	3.125%	1/21/26	485	500
3 Republic of Chile	3.240%	2/6/28	460	475
3 Republic of Chile	2.550%	1/27/32	200	200
3 Republic of Chile	3.500%	1/25/50	475	478
Republic of Colombia	4.375%	7/12/21	450	452
Republic of Colombia	4.000%	2/26/24	400	401
Republic of Colombia	8.125%	5/21/24	100	114
3 Republic of Colombia	4.500%	1/28/26	322	323
3 Republic of Colombia	3.875%	4/25/27	765	747
3 Republic of Colombia	4.500%	3/15/29	450	455
3 Republic of Colombia	3.000%	1/30/30	200	164
Republic of Colombia	10.375%	1/28/33	200	269
Republic of Colombia	7.375%	9/18/37	300	366
Republic of Colombia	6.125%	1/18/41	125	140
3 Republic of Colombia	5.625%	2/26/44	475	505
3 Republic of Colombia	5.000%	6/15/45	965	989
Republic of Colombia	5.200%	5/15/49	600	618
Republic of Hungary	6.375%	3/29/21	422	437
Republic of Hungary	5.375%	2/21/23	400	429
Republic of Hungary	5.750%	11/22/23	400	438
Republic of Hungary	5.375%	3/25/24	350	384
Republic of Hungary	7.625%	3/29/41	290	446
Republic of Indonesia	2.950%	1/11/23	425	419
Republic of Indonesia	4.100%	4/24/28	200	203
Republic of Indonesia	4.750%	2/11/29	425	459
Republic of Indonesia	3.400%	9/18/29	200	197
Republic of Indonesia	2.850%	2/14/30	200	193
5 Republic of Indonesia	4.750%	7/18/47	200	206
Republic of Indonesia	4.350%	1/11/48	525	528
Republic of Indonesia	3.700%	10/30/49	200	194
Republic of Italy	6.875%	9/27/23	590	678
Republic of Italy	2.375%	10/17/24	475	472
Republic of Italy	2.875%	10/17/29	400	385
Republic of Italy	5.375%	6/15/33	475	552
Republic of Italy	4.000%	10/17/49	500	470
Republic of Korea	3.875%	9/11/23	200	216
Republic of Korea	5.625%	11/3/25	100	122
Republic of Korea	2.750%	1/19/27	1,000	1,066
Republic of Korea	3.875%	9/20/48	125	167
3 Republic of Panama	4.000%	9/22/24	200	206
3 Republic of Panama	3.750%	3/16/25	207	213
Republic of Panama	7.125%	1/29/26	168	200
Republic of Panama	8.875%	9/30/27	238	319
3 Republic of Panama	3.875%	3/17/28	460	488
Republic of Panama	9.375%	4/1/29	300	422
3 Republic of Panama	6.700%	1/26/36	292	374
3 Republic of Panama	4.500%	4/16/50	410	447
3 Republic of Panama	4.300%	4/29/53	400	424

3 Republic of Panama	4.500%	4/1/56	500	543
3 Republic of Panama	3.870%	7/23/60	200	199
Republic of Peru	7.350%	7/21/25	225	282
Republic of Peru	8.750%	11/21/33	645	995
3 Republic of Peru	6.550%	3/14/37	225	314
Republic of Peru	5.625%	11/18/50	475	671
Republic of Poland	5.125%	4/21/21	275	284
Republic of Poland	5.000%	3/23/22	775	827
Republic of Poland	3.000%	3/17/23	325	335
Republic of Poland	3.250%	4/6/26	500	535
Republic of the Philippines	9.500%	10/21/24	350	429
Republic of the Philippines	10.625%	3/16/25	100	133
Republic of the Philippines	5.500%	3/30/26	225	258
Republic of the Philippines	3.000%	2/1/28	400	412
Republic of the Philippines	3.750%	1/14/29	400	437
Republic of the Philippines	9.500%	2/2/30	300	455
Republic of the Philippines	7.750%	1/14/31	400	560
Republic of the Philippines	6.375%	1/15/32	200	257
Republic of the Philippines	6.375%	10/23/34	550	734
Republic of the Philippines	3.950%	1/20/40	700	757
Republic of the Philippines	3.700%	3/1/41	200	217
Republic of the Philippines	3.700%	2/2/42	350	388
State of Israel	3.150%	6/30/23	400	415
State of Israel	2.875%	3/16/26	200	208
State of Israel	3.250%	1/17/28	300	319
State of Israel	2.500%	1/15/30	200	201
State of Israel	4.500%	1/30/43	200	220
State of Israel	4.125%	1/17/48	250	262
State of Israel	3.375%	1/15/50	475	454
Svensk Exportkredit AB	1.750%	3/10/21	450	454
Svensk Exportkredit AB	2.375%	4/9/21	200	203
Svensk Exportkredit AB	2.875%	5/22/21	200	205
Svensk Exportkredit AB	1.625%	9/12/21	300	303
Svensk Exportkredit AB	3.125%	11/8/21	200	207
Svensk Exportkredit AB	2.000%	8/30/22	190	195
Svensk Exportkredit AB	1.625%	11/14/22	200	202
Svensk Exportkredit AB	2.875%	3/14/23	195	206
Syngenta Finance NV	3.125%	3/28/22	100	88
United Mexican States	3.625%	3/15/22	548	538
United Mexican States	3.600%	1/30/25	510	493
United Mexican States	4.125%	1/21/26	445	446
United Mexican States	4.150%	3/28/27	800	811
United Mexican States	3.750%	1/11/28	675	663
United Mexican States	4.500%	4/22/29	950	964
3 United Mexican States	3.250%	4/16/30	200	188
United Mexican States	8.300%	8/15/31	220	306
United Mexican States	7.500%	4/8/33	100	135
United Mexican States	6.050%	1/11/40	883	1,025
United Mexican States	4.750%	3/8/44	765	775
United Mexican States	5.550%	1/21/45	510	560
United Mexican States	4.600%	1/23/46	600	579
United Mexican States	4.350%	1/15/47	760	728
United Mexican States	4.600%	2/10/48	255	252
3 United Mexican States	4.500%	1/31/50	600	581
United Mexican States	5.750%	10/12/10	342	356
Total Sovereign Bonds (Cost $173,209)				177,644

Taxable Municipal Bonds (0.7%)
Alabama Economic Settlement Authority BP
Settlement Revenue	3.163%	9/15/25	75	77
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.939%	2/15/47	150	207
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	50	67
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.499%	2/15/50	50	78
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	8.084%	2/15/50	125	211
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	2.574%	4/1/31	75	76
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	100	147
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	250	381
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	200	319
California Department of Water Resources
Power Supply Revenue	2.000%	5/1/22	150	152
California GO	2.800%	4/1/21	150	152
California GO	5.700%	11/1/21	250	267
California GO	3.375%	4/1/25	100	108
California GO	2.650%	4/1/26	75	78
California GO	3.500%	4/1/28	150	166
California GO	2.500%	10/1/29	70	72
California GO	4.500%	4/1/33	190	219
California GO	7.500%	4/1/34	350	552
California GO	4.600%	4/1/38	300	330
California GO	7.300%	10/1/39	75	115
California GO	7.350%	11/1/39	1,425	2,203
California GO	7.625%	3/1/40	205	331
California GO	7.600%	11/1/40	200	333
California State University Systemwide
Revenue	3.899%	11/1/47	50	58
California State University Systemwide
Revenue	2.975%	11/1/51	100	100
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	50	57
Chicago IL GO	7.045%	1/1/29	50	57
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	100	135
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	125	175
Chicago IL O'Hare International Airport
Revenue	4.472%	1/1/49	75	84
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	150	180
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	125	168
Clark County NV Airport System Revenue	6.820%	7/1/45	100	133
Commonwealth Financing Authority PA
Revenue	3.864%	6/1/38	100	110
Commonwealth Financing Authority PA
Revenue	3.807%	6/1/41	105	119
Connecticut GO	5.090%	10/1/30	175	208

Connecticut GO	5.850%	3/15/32	200	246
Cook County IL GO	6.229%	11/15/34	50	67
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	100	144
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	50	67
Dallas TX Convention Center Hotel
Development Corp. Hotel Revenue	7.088%	1/1/42	150	212
Dallas TX Independent School District GO	6.450%	2/15/35	100	101
Dallas-Fort Worth TX International Airport
Revenue	2.994%	11/1/38	60	57
Dallas-Fort Worth TX International Airport
Revenue	3.144%	11/1/45	75	70
District of Columbia Income Tax Revenue	5.591%	12/1/34	50	62
District of Columbia Water & Sewer Authority
Public Utility Revenue	4.814%	10/1/14	150	194
Florida Board of Administration Finance Corp
Revenue	2.638%	7/1/21	150	150
Foothill / Eastern Transportaion Corridor
Agency CA Toll Road Revenue	4.094%	1/15/49	50	51
George Washington University DC	4.126%	9/15/48	300	322
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	245	321
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	147	196
Georgia Municipal Electric Power Authority
Revenue	7.055%	4/1/57	74	97
Grand Parkway Transportation Corp	3.236%	10/1/52	175	170
Houston TX GO	6.290%	3/1/32	130	161
Illinois GO	4.950%	6/1/23	349	352
Illinois GO	5.100%	6/1/33	1,280	1,271
Illinois GO	7.350%	7/1/35	300	337
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	50	66
JobsOhio Beverage System Statewide Liquor
Profits Revenue	3.985%	1/1/29	150	154
JobsOhio Beverage System Statewide Liquor
Profits Revenue	4.532%	1/1/35	100	120
JobsOhio Beverage System Statewide Liquor
Profits Revenue	2.833%	1/1/38	75	73
Los Angeles CA Department of Water &
Power Revenue	6.166%	7/1/40	25	25
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	100	154
Los Angeles CA Department of Water &
Power Revenue	6.603%	7/1/50	100	161
Los Angeles CA Unified School District GO	5.755%	7/1/29	200	239
Los Angeles CA Unified School District GO	5.750%	7/1/34	125	161
Los Angeles CA Unified School District GO	6.758%	7/1/34	200	276
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax
Revenue	5.735%	6/1/39	75	100
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.618%	8/1/40	50	80
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	50	70
Massachusetts GO	4.200%	12/1/21	115	117
Massachusetts GO	5.456%	12/1/39	150	184
Massachusetts GO	2.813%	9/1/43	225	213
Massachusetts GO	2.900%	9/1/49	100	94

	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.715%	8/15/39	100	135
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	3.395%	10/15/40	50	51
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	67
	Metropolitan Government of Nashville &
	Davidson County TN Convention Center
	Authority Tourism Tax Revenue	6.731%	7/1/43	50	72
	Metropolitan Washington DC/VA Airports
	Authority Dulles Toll Road Revenue	7.462%	10/1/46	85	125
	Miami-Dade County FL Aviation Revenue
	(Miami International Airport)	4.280%	10/1/41	125	133
	Miami-Dade County FL Water & Sewer
	Revenue	3.490%	10/1/42	75	76
	Michigan Finance Authority Revenue (Trinity
	Health Credit Group)	3.084%	12/1/34	75	78
	Michigan Finance Authority Revenue (Trinity
	Health Credit Group)	3.384%	12/1/40	200	209
	Michigan State University Revenue	4.496%	8/15/48	50	56
	Mississippi GO	5.245%	11/1/34	50	60
	Missouri Health & Educational Facilities
	Authority Revenue (Washington University)	3.652%	8/15/57	100	117
10	New Jersey Economic Development Authority
	Revenue (State Pension Funding)	7.425%	2/15/29	225	268
	New Jersey Transportation Trust Fund
	Authority Transportation Program Revenue	4.081%	6/15/39	75	73
	New Jersey Transportation Trust Fund
	Authority Transportation Program Revenue	4.131%	6/15/42	100	97
	New Jersey Transportation Trust Fund
	Authority Transportation System Revenue	6.104%	12/15/28	100	103
	New Jersey Transportation Trust Fund
	Authority Transportation System Revenue	6.561%	12/15/40	400	534
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	100	146
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	400	570
	New York City NY GO	6.246%	6/1/35	25	25
	New York City NY GO	5.517%	10/1/37	50	60
	New York City NY GO	6.271%	12/1/37	100	131
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.750%	6/15/41	50	72
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.952%	6/15/42	50	74
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	6.011%	6/15/42	50	74
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.440%	6/15/43	100	141
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.882%	6/15/44	175	261
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.767%	8/1/36	150	190
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.508%	8/1/37	100	131
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.572%	11/1/38	75	97
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	400	572
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	5.871%	11/15/39	50	66

	New York State Dormitory Authority Revenue	3.142%	7/1/43	260	258
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	3.110%	2/15/39	50	51
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.628%	3/15/39	100	118
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	3.190%	2/15/43	50	49
	New York State Thruway Authority	2.900%	1/1/35	75	74
	New York State Thruway Authority	3.500%	1/1/42	50	51
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	3.900%	3/15/33	100	113
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.770%	3/15/39	150	164
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	150	237
	Ohio State University General Receipts
	Revenue	4.910%	6/1/40	100	119
	Ohio State University General Receipts
	Revenue	3.798%	12/1/46	100	102
	Ohio State University General Receipts
	Revenue	4.800%	6/1/11	100	120
	Ohio Turnpike Commision Revenue	3.216%	2/15/48	75	75
	Ohio Water Development Authority Water
	Pollution Control Loan Fund Revenue	4.879%	12/1/34	75	84
	Oregon Department of Transportation
	Highway User Tax Revenue	5.834%	11/15/34	150	206
	Oregon GO	5.762%	6/1/23	135	143
	Oregon GO	5.892%	6/1/27	75	88
11	Oregon School Boards Association GO	5.528%	6/30/28	50	57
	Pennsylvania Public School Building Authority
	Lease Revenue (School District of
	Philadelphia)	5.000%	9/15/27	50	58
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	50	70
	Port Authority of New York & New Jersey
	Revenue	6.040%	12/1/29	75	99
	Port Authority of New York & New Jersey
	Revenue	4.960%	8/1/46	250	310
	Port Authority of New York & New Jersey
	Revenue	5.310%	8/1/46	100	106
	Port Authority of New York & New Jersey
	Revenue	4.031%	9/1/48	30	32
	Port Authority of New York & New Jersey
	Revenue	4.926%	10/1/51	100	124
	Port Authority of New York & New Jersey
	Revenue	4.458%	10/1/62	550	608
	Port Authority of New York & New Jersey
	Revenue	4.810%	10/15/65	100	119
	Port Authority of New York & New Jersey
	Revenue	3.287%	8/1/69	100	93
	Princeton University	5.700%	3/1/39	200	270
	Regents of the University of California Medical
	Center Pooled Revenue	3.006%	5/15/50	130	118
	Regents of the University of California Medical
	Center Pooled Revenue	3.706%	5/15/20	60	62
	Regents of the University of California
	Revenue	3.063%	7/1/25	100	107

Regional Transportation District of Colorado
Sales Tax Revenue	5.844%	11/1/50	100	150
Rutgers State University New Jersey Revenue	5.665%	5/1/40	50	66
Rutgers State University New Jersey Revenue	3.270%	5/1/43	25	25
Rutgers State University New Jersey Revenue	3.915%	5/1/19	75	90
Sales Tax Securitization Corp. Illinois
Revenue	3.587%	1/1/43	75	77
Sales Tax Securitization Corp. Illinois
Revenue	3.820%	1/1/48	50	52
Sales Tax Securitization Corp. Illinois
Revenue	4.787%	1/1/48	100	123
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	150	200
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	125	175
San Antonio TX Electric & Gas Systems
Revenue	5.808%	2/1/41	125	178
San Diego County CA Water Authority
Revenue	6.138%	5/1/49	100	138
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.950%	11/1/50	100	142
San Jose California Redevelopment Agency
Successor Agency Tax Allocation	3.375%	8/1/34	100	101
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue	5.876%	4/1/32	200	249
South Carolina Public Service Authority
Revenue	2.388%	12/1/23	50	51
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	100	152
Texas A&M University System Revenue
Financing System Revenue	3.100%	7/1/49	75	76
Texas GO	5.517%	4/1/39	50	69
Texas GO	3.211%	4/1/44	225	231
Texas Private Activity Surface Transportation
Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	175	173
Texas Transportation Commission Revenue	5.178%	4/1/30	175	211
Texas Transportation Commission Revenue	4.681%	4/1/40	50	62
University of California Regents Medical
Center Revenue	6.548%	5/15/48	250	334
University of California Regents Medical
Center Revenue	6.583%	5/15/49	50	67
University of California Revenue	5.946%	5/15/45	175	235
University of California Revenue	4.858%	5/15/12	175	226
University of California Revenue	4.767%	5/15/15	100	126
University of Nebraska Student Fee Revenue	3.037%	10/1/49	25	23
University of Pittsburgh PA of the
Commonwealth System of Higher
Education	3.555%	9/15/19	250	249
University of Texas Permanent University
Fund Revenue	3.376%	7/1/47	50	51
University of Texas Revenue	3.354%	8/15/47	50	54
University of Texas System Revenue
Financing System Revenue	4.794%	8/15/46	75	87
University of Virginia Revenue	4.179%	9/1/17	50	59
Utah GO	4.554%	7/1/24	50	53
Utah GO	3.539%	7/1/25	50	53
Washington GO	5.140%	8/1/40	150	206

Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	250	272
Wisconsin General Fund Annual Appropriation
Revenue	3.154%	5/1/27	100	99
11 Wisconsin GO	5.700%	5/1/26	70	79
Total Taxable Municipal Bonds (Cost $25,337)				29,373

	Coupon
Temporary Cash Investment (1.6%)
Money Market Fund (1.6%)
12 Vanguard Market Liquidity Fund (Cost
$71,486)	0.943%		715,252	71,439

Total Investments (100.7%) (Cost $4,126,662)				4,374,739
Other Asset and Liabilities-Net (-0.7%)				(30,086)
Net Assets (100%)				4,344,653

* Securities with a value of $478,000 have been segregated a collateral for certain open To Be Announced (TBA)
transactions.
¤ Includes securities purchased on a when-issued or delayed -delivery basis for which the portfolio has not taken delivery as of March 31, 2020.
1 U.S. government-guaranteed.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable -rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the aggregate value of these securities was $36,902,000, representing 0.8% of net assets.
6 Security purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of March 31, 2020.
7 Guaranteed by the Government of Japan.
8 Guaranteed by the Federal Republic of Germany.
9 Guaranteed by the Republic of Austria.
10 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
12 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

CMT —Constant Maturing Treasury Rate.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REIT—Real Estate Investment Trust.
TBA—To Be Announced.
UMBS —Uniform Mortgage-Backed Securities.

A. Security Valuation: Securities are valued as of the close of trading on the

New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities,

including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an
MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements.

C. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-
dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio has also entered into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio's portfolio turnover rate.

D. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of
Investments.

The following table summarizes the market value of the portfolio's investments as of March 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,872,382	—	2,872,382
Asset-Backed/Commercial Mortgage-
Backed Securities	—	113,566	—	113,566
Corporate Bonds	—	1,110,335	—	1,110,335
Sovereign Bonds	—	177,644	—	177,644
Taxable Municipal Bonds	—	29,373	—	29,373
Temporary Cash Investments	71,439	—	—	71,439
Total	71,439	4,303,300	—	4,374,739